UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108
                                                      --------

                       Oppenheimer Variable Account Funds
                       ----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.7%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.6%
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--2.7%
Bayerische Motoren Werke (BMW) AG                                                                       635,930    $    41,123,395
-----------------------------------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG, Preference                                                           205,513         10,971,790
-----------------------------------------------------------------------------------------------------------------------------------
Porsche AG, Preference                                                                                   16,811         35,909,124
-----------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                                      459,300         26,887,409
                                                                                                                   ----------------
                                                                                                                       114,891,718
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.7%
Carnival Corp.                                                                                        1,067,500         51,699,025
-----------------------------------------------------------------------------------------------------------------------------------
International Game Technology                                                                           575,700         24,812,670
-----------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                        570,700         31,086,029
-----------------------------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. 1                                                                                  296,600          4,434,170
                                                                                                                   ----------------
                                                                                                                       112,031,894
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.6%
Koninklijke (Royal) Philips Electronics NV                                                            1,165,400         52,595,802
-----------------------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                            1,138,200         54,731,680
                                                                                                                   ----------------
                                                                                                                       107,327,482
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Sega Sammy Holdings, Inc.                                                                               520,600          6,934,384
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--4.6%
Dish TV India Ltd. 1                                                                                  2,397,922          4,432,226
-----------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc. 1                                                                                    188,700          5,253,408
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                                                                      1,583,996         38,285,183
-----------------------------------------------------------------------------------------------------------------------------------
Pearson plc                                                                                           1,104,328         17,115,322
-----------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                                                                        9,396,210         32,792,773
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                                 1,240,100         42,647,039
-----------------------------------------------------------------------------------------------------------------------------------
Wire & Wireless India Ltd. 1                                                                          2,278,650          2,579,010
-----------------------------------------------------------------------------------------------------------------------------------
WPP Group plc                                                                                         1,371,500         18,576,254
-----------------------------------------------------------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd.                                                                    3,781,500         32,441,327
                                                                                                                   ----------------
                                                                                                                       194,122,542
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.8%
H&M Hennes & Mauritz AB, Cl. B                                                                        1,176,800         74,598,904
-----------------------------------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                                                           684,400         46,121,781
-----------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                           783,300         41,005,755
                                                                                                                   ----------------
                                                                                                                       161,726,440
-----------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.0%
Bulgari SpA                                                                                           1,363,818         21,469,792
-----------------------------------------------------------------------------------------------------------------------------------
Burberry Group plc                                                                                    1,383,058         18,591,315
-----------------------------------------------------------------------------------------------------------------------------------
Coach, Inc. 1                                                                                           296,000         13,991,920
-----------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                                                                       485,990         58,260,034
-----------------------------------------------------------------------------------------------------------------------------------
Tod's SpA                                                                                               143,089         12,015,730
                                                                                                                   ----------------
                                                                                                                       124,328,791
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.8%
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--2.3%
Companhia de Bebidas das Americas, ADR, Preference                                                      453,815         33,187,491
-----------------------------------------------------------------------------------------------------------------------------------
Diageo plc                                                                                              950,477         20,885,758
-----------------------------------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD                                                              7,491,300         27,903,849
-----------------------------------------------------------------------------------------------------------------------------------


                    1 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES CONTINUED
Grupo Modelo SA de CV, Series C                                                                       3,449,300    $    16,556,791
                                                                                                                   ----------------
                                                                                                                        98,533,889
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.9%
Seven & I Holdings Co. Ltd.                                                                             431,053         11,089,206
-----------------------------------------------------------------------------------------------------------------------------------
Tesco plc                                                                                             4,110,195         36,938,439
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                                   767,200         33,488,280
                                                                                                                   ----------------
                                                                                                                        81,515,925
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Cadbury Schweppes plc                                                                                 3,248,644         37,686,823
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.7%
Colgate-Palmolive Co.                                                                                   452,200         32,250,904
-----------------------------------------------------------------------------------------------------------------------------------
Hindustan Unilever Ltd.                                                                               4,157,500         23,016,362
-----------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                                                                                   951,648         55,919,737
                                                                                                                   ----------------
                                                                                                                       111,187,003
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--5.9%
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.5%
Technip SA                                                                                              527,480         47,160,228
-----------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                                                      518,400         58,605,120
                                                                                                                   ----------------
                                                                                                                       105,765,348
-----------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.4%
BP plc, ADR                                                                                             454,169         31,496,620
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                           367,644         34,404,126
-----------------------------------------------------------------------------------------------------------------------------------
Husky Energy, Inc.                                                                                    1,215,630         50,658,889
-----------------------------------------------------------------------------------------------------------------------------------
Total SA                                                                                                286,310         23,165,492
                                                                                                                   ----------------
                                                                                                                       139,725,127
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--13.5%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--3.2%
Credit Suisse Group                                                                                     906,764         60,204,301
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                          515,600         32,482,800
-----------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                                    650,700         43,121,889
                                                                                                                   ----------------
                                                                                                                       135,808,990
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.4%
BNP Paribas SA                                                                                           91,750         10,039,919
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Holdings plc                                                                                     2,158,687         39,486,907
-----------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                                                          236,450         12,465,644
-----------------------------------------------------------------------------------------------------------------------------------
Resona Holdings, Inc.                                                                                     5,213          8,905,231
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                                                                4,929,469         52,949,735
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                                 206,938         34,725,240
-----------------------------------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                                                                     3,015         23,366,765
                                                                                                                   ----------------
                                                                                                                       181,939,441
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
Credit Saison Co. Ltd.                                                                                  687,700         17,721,604
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.6%
Investor AB, B Shares                                                                                   979,408         25,153,555
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.9%
ACE Ltd.                                                                                                397,571         24,080,875
-----------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                             491,200         28,018,048
-----------------------------------------------------------------------------------------------------------------------------------
Allianz SE                                                                                              242,969         56,767,487
-----------------------------------------------------------------------------------------------------------------------------------


                    2 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                      467,900    $    31,653,435
-----------------------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp.                                                                                 54,526          2,248,139
-----------------------------------------------------------------------------------------------------------------------------------
Prudential plc                                                                                        2,544,557         39,124,204
-----------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                                  272,200         21,558,240
                                                                                                                   ----------------
                                                                                                                       203,450,428
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.4%
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.1%
3SBio, Inc., ADS 1                                                                                      168,800          2,435,784
-----------------------------------------------------------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc. 1                                                                          302,500          4,552,625
-----------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                                       186,300         14,535,126
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                                                 850,120         34,744,404
-----------------------------------------------------------------------------------------------------------------------------------
InterMune, Inc. 1                                                                                       271,600          5,195,708
-----------------------------------------------------------------------------------------------------------------------------------
NicOx SA 1                                                                                              212,570          5,092,296
-----------------------------------------------------------------------------------------------------------------------------------
Pharmion Corp. 1                                                                                         74,400          3,432,816
-----------------------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1                                                                       176,802          3,147,076
-----------------------------------------------------------------------------------------------------------------------------------
Seattle Genetics, Inc. 1                                                                                423,328          4,758,207
-----------------------------------------------------------------------------------------------------------------------------------
Theravance, Inc. 1                                                                                      409,000         10,670,810
                                                                                                                   ----------------
                                                                                                                        88,564,852
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
Hospira, Inc. 1                                                                                         105,000          4,352,250
-----------------------------------------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                                                                               37,500          4,109,625
-----------------------------------------------------------------------------------------------------------------------------------
Smith & Nephew plc                                                                                    1,688,877         20,646,207
                                                                                                                   ----------------
                                                                                                                        29,108,082
-----------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Nektar Therapeutics 1                                                                                   314,361          2,775,808
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.5%
Chugai Pharmaceutical Co. Ltd.                                                                          647,500         10,693,488
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                       148,300          9,743,310
-----------------------------------------------------------------------------------------------------------------------------------
Novo Nordisk AS, Cl. B                                                                                   96,600         11,659,481
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                                                                        275,019         49,866,018
-----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA                                                                                       463,505         39,246,142
-----------------------------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                                                   1,787,000         27,552,144
                                                                                                                   ----------------
                                                                                                                       148,760,583
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--11.5%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.2%
Boeing Co.                                                                                              257,900         27,076,921
-----------------------------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                                               835,283         36,685,629
-----------------------------------------------------------------------------------------------------------------------------------
European Aeronautic Defense & Space Co.                                                               1,247,910         38,364,927
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                   236,100         25,614,489
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                                  261,900         20,428,200
-----------------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                            432,900         27,627,678
                                                                                                                   ----------------
                                                                                                                       175,797,844
-----------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
TNT NV                                                                                                  316,300         13,260,163
-----------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                                                       19,600          1,471,960
                                                                                                                   ----------------
                                                                                                                        14,732,123


                    3 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.0%
Assa Abloy AB, Cl. B                                                                                  2,025,085    $    42,031,489
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.6%
Experian Group Ltd.                                                                                     646,239          6,835,780
-----------------------------------------------------------------------------------------------------------------------------------
Secom Co. Ltd.                                                                                          419,000         20,172,115
                                                                                                                   ----------------
                                                                                                                        27,007,895
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.6%
Emerson Electric Co.                                                                                    883,800         47,035,836
-----------------------------------------------------------------------------------------------------------------------------------
Mitsubishi Electric Corp.                                                                             1,497,000         18,695,534
                                                                                                                   ----------------
                                                                                                                        65,731,370
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.1%
3M Co.                                                                                                  476,100         44,553,438
-----------------------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                                              635,601         87,234,377
                                                                                                                   ----------------
                                                                                                                       131,787,815
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
Fanuc Ltd.                                                                                              104,500         10,653,332
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd.                                                                        29,846         13,794,644
                                                                                                                   ----------------
                                                                                                                        24,447,976
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--27.5%
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--7.9%
Cisco Systems, Inc. 1                                                                                   621,100         20,564,621
-----------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.                                                                                         1,798,300         44,328,095
-----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                              2,112,900         77,353,269
-----------------------------------------------------------------------------------------------------------------------------------
Tandberg ASA                                                                                          1,020,150         24,551,720
-----------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                                                            41,330,900        165,474,965
                                                                                                                   ----------------
                                                                                                                       332,272,670
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Qisda Corp. 1                                                                                         9,821,000          4,963,737
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.7%
Hoya Corp.                                                                                              850,600         28,929,832
-----------------------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                                            82,640         18,346,058
-----------------------------------------------------------------------------------------------------------------------------------
Kyocera Corp.                                                                                           203,700         19,034,221
-----------------------------------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                                           522,200         37,478,656
-----------------------------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                                             138,200          9,690,919
                                                                                                                   ----------------
                                                                                                                       113,479,686
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.8%
eBay, Inc. 1                                                                                          1,885,300         73,564,406
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.3%
Automatic Data Processing, Inc.                                                                       1,019,000         46,802,670
-----------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.                                                                             1,012,426         48,090,076
                                                                                                                   ----------------
                                                                                                                        94,892,746
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                                                                             269,450         14,596,131
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.3%
Advanced Micro Devices, Inc. 1                                                                        2,459,400         32,464,080
-----------------------------------------------------------------------------------------------------------------------------------
Altera Corp.                                                                                          1,227,600         29,560,608
-----------------------------------------------------------------------------------------------------------------------------------
Cree, Inc. 1                                                                                            821,900         25,561,090
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                                 493,096         17,253,429
-----------------------------------------------------------------------------------------------------------------------------------


                    4 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                       1,139,165    $    33,434,493
-----------------------------------------------------------------------------------------------------------------------------------
MediaTek, Inc.                                                                                        2,827,335         50,784,156
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                                                  34,698         21,799,989
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                                          11,926,176         23,242,065
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                                        947,412          9,587,809
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                            824,700         21,557,658
                                                                                                                   ----------------
                                                                                                                       265,245,377
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--6.0%
Adobe Systems, Inc. 1                                                                                 1,009,463         44,073,155
-----------------------------------------------------------------------------------------------------------------------------------
Enix Corp.                                                                                              542,500         17,947,155
-----------------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                                        1,418,800         42,989,640
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                       2,083,500         61,379,910
-----------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                                        62,200         32,199,088
-----------------------------------------------------------------------------------------------------------------------------------
SAP AG                                                                                                  933,110         54,592,969
                                                                                                                   ----------------
                                                                                                                       253,181,917
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--0.5%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
Praxair, Inc.                                                                                           150,600         12,614,256
-----------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                                                                              47,067         10,177,620
                                                                                                                   ----------------
                                                                                                                        22,791,876
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.3%
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.3%
KDDI Corp.                                                                                                5,583         41,411,361
-----------------------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                                              1,368,460         40,643,262
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                                   26,616,832         96,410,047
                                                                                                                   ----------------
                                                                                                                       178,464,670
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.7%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Fortum Oyj                                                                                              840,200         30,838,524
                                                                                                                   ----------------
Total Common Stocks (Cost $2,636,606,719)                                                                            4,094,888,961
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37%  2,3
(Cost $75,684,714)                                                                                   75,684,714         75,684,714
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,712,291,433)                                                          99.5%     4,170,573,675
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                             0.5         20,563,614

                                                                                                     ------------------------------
NET ASSETS                                                                                                100.0%   $ 4,191,137,289
                                                                                                     ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Rate shown is the 7-day yield as of September 30, 2007.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:


                    5 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                     SHARES         GROSS             GROSS               SHARES
                                                          DECEMBER 31, 2006     ADDITIONS        REDUCTIONS   SEPTEMBER 30, 2007
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E               51,475,095   406,981,637       382,772,018           75,684,714

                                                                                                                        DIVIDEND
                                                                                                      VALUE               INCOME
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                          $    75,684,714   $        2,841,497

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                                                                   VALUE              PERCENT
---------------------------------------------------------------------------------------------------------------------------------
United States                                                                               $ 1,496,759,772                 35.9%
United Kingdom                                                                                  485,827,368                 11.6
Japan                                                                                           457,036,313                 10.9
Sweden                                                                                          307,258,913                  7.4
Germany                                                                                         286,599,142                  6.9
France                                                                                          217,689,351                  5.2
India                                                                                           123,024,645                  2.9
Switzerland                                                                                     120,247,939                  2.9
The Netherlands                                                                                 104,220,892                  2.5
Taiwan                                                                                           88,577,767                  2.1
Mexico                                                                                           82,745,823                  2.0
Korea, Republic of South                                                                         76,237,895                  1.8
Brazil                                                                                           69,873,120                  1.7
Canada                                                                                           52,907,028                  1.3
Spain                                                                                            46,121,781                  1.1
Cayman Islands                                                                                   45,639,115                  1.1
Italy                                                                                            33,485,522                  0.8
Finland                                                                                          30,838,524                  0.7
Norway                                                                                           24,551,720                  0.6
Denmark                                                                                          11,659,481                  0.3
Jersey, Channel Islands                                                                           6,835,780                  0.2
China                                                                                             2,435,784                  0.1

                                                                                            -------------------------------------
Total                                                                                       $ 4,170,573,675                100.0%

                                                                                            =====================================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ (R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when


                    6 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual funds.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual funds.

As of September 30, 2007, the Fund had outstanding foreign currency contracts as follows:


                    7 | OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                   EXPIRATION       CONTRACT AMOUNT     VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                    DATES                (000S)  SEPTEMBER 30, 2007   APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro (EUR)                    10/1/07-10/2/07             3,943 EUR  $        5,622,054   $     51,398   $         --
Swedish Krone (SEK)           10/1/07-10/2/07            26,404 SEK           4,097,441         56,374             --
                                                                                          ----------------------------
                                                                                               107,772             --
                                                                                          ----------------------------
CONTRACTS TO SELL
Canadian Dollar (CAD)                 10/1/07             2,645 CAD           2,658,798             --         20,306
Singapore Dollar (SGD)        10/1/07-10/2/07             4,518 SGD           3,041,560             --         18,097
                                                                                          ----------------------------
                                                                                                    --         38,403
                                                                                          ----------------------------
Total unrealized appreciation and depreciation                                            $    107,772    $    38,403
                                                                                          ============================

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                $   2,722,868,607
Federal tax cost of other investments                                 5,285,791
                                                              -----------------
Total federal tax cost                                        $   2,728,154,398
                                                              =================

Gross unrealized appreciation                                 $   1,477,731,632
Gross unrealized depreciation                                       (29,827,346)
                                                              -----------------
Net unrealized appreciation                                   $   1,447,904,286
                                                              =================


                    8 | OPPENHEIMER GLOBAL SECURITIES FUND/VA



Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--99.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.5%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.2%
Las Vegas Sands Corp. 1                                375,600   $   50,112,552
--------------------------------------------------------------------------------
MEDIA--2.8%
Comcast Corp., Cl. A Special, Non-Vtg. 1             1,177,040       28,201,878
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1                       429,200       17,605,784
--------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., Cl. A 1           1,301,840       18,447,073
                                                                 ---------------
                                                                     64,254,735
--------------------------------------------------------------------------------
MULTILINE RETAIL--2.3%
J.C. Penney Co., Inc. (Holding Co.)                    462,600       29,314,962
--------------------------------------------------------------------------------
Target Corp.                                           355,400       22,592,778
                                                                 ---------------
                                                                     51,907,740
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.9%
Abercrombie & Fitch Co., Cl. A                         140,140       11,309,298
--------------------------------------------------------------------------------
Staples, Inc.                                          796,000       17,106,040
--------------------------------------------------------------------------------
Tiffany & Co.                                          258,100       13,511,535
                                                                 ---------------
                                                                     41,926,873
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.3%
Polo Ralph Lauren Corp., Cl. A                         378,500       29,428,375
--------------------------------------------------------------------------------
CONSUMER STAPLES--6.9%
--------------------------------------------------------------------------------
BEVERAGES--0.5%
Fomento Economico Mexicano SA de CV, UBD             2,956,200       11,011,354
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.5%
Costco Wholesale Corp.                                 664,600       40,786,502
--------------------------------------------------------------------------------
Sysco Corp.                                            431,970       15,373,812
                                                                 ---------------
                                                                     56,160,314
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.8%
Cadbury Schweppes plc                                2,588,380       30,027,242
--------------------------------------------------------------------------------
Nestle SA                                               74,250       33,354,305
                                                                 ---------------
                                                                     63,381,547
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.1%
Reckitt Benckiser plc                                  448,470       26,352,521
--------------------------------------------------------------------------------
ENERGY--7.6%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.1%
Schlumberger Ltd.                                      532,600       55,923,000
--------------------------------------------------------------------------------
Smith International, Inc.                              502,800       35,899,920
                                                                 ---------------
                                                                     91,822,920
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.5%
Occidental Petroleum Corp.                             481,400       30,848,112
--------------------------------------------------------------------------------
Range Resources Corp.                                  657,880       26,749,401
--------------------------------------------------------------------------------
XTO Energy, Inc.                                       343,300       21,229,672
                                                                 ---------------
                                                                     78,827,185
--------------------------------------------------------------------------------
FINANCIALS--11.5%
--------------------------------------------------------------------------------
CAPITAL MARKETS--6.5%
Fortress Investment Group LLC, Cl. A                   946,690       20,183,431
--------------------------------------------------------------------------------
Franklin Resources, Inc.                               141,200       18,003,000
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                        207,200       44,908,528
--------------------------------------------------------------------------------


                  1 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
--------------------------------------------------------------------------------
Northern Trust Corp.                                   256,000   $   16,965,120
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                                 619,700       13,385,520
--------------------------------------------------------------------------------
UBS AG                                                 601,193       32,325,258
                                                                 ---------------
                                                                    145,770,857
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.9%
CME Group, Inc.                                         66,800       39,234,980
--------------------------------------------------------------------------------
Moody's Corp.                                           69,100        3,482,640
                                                                 ---------------
                                                                     42,717,620
--------------------------------------------------------------------------------
INSURANCE--1.7%
AMBAC Financial Group, Inc.                            139,470        8,774,058
--------------------------------------------------------------------------------
Prudential Financial, Inc.                             311,800       30,425,444
                                                                 ---------------
                                                                     39,199,502
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
CB Richard Ellis Group, Inc., Cl. A 1                  679,050       18,904,752
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.6%
Freddie Mac                                            242,260       14,295,763
--------------------------------------------------------------------------------
HEALTH CARE--13.3%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.0%
Celgene Corp. 1                                        314,800       22,448,388
--------------------------------------------------------------------------------
Genentech, Inc. 1                                      276,600       21,580,332
--------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                540,700       22,098,409
                                                                 ---------------
                                                                     66,127,129
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
Bard (C.R.), Inc.                                      111,190        9,805,846
--------------------------------------------------------------------------------
St. Jude Medical, Inc. 1                               397,000       17,495,790
                                                                 ---------------
                                                                     27,301,636
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.9%
Medco Health Solutions, Inc. 1                         286,400       25,887,696
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                 214,240       13,034,362
--------------------------------------------------------------------------------
WellPoint, Inc. 1                                      336,700       26,572,364
                                                                 ---------------
                                                                     65,494,422
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.9%
Covance, Inc. 1                                        218,727       17,038,833
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 1                       457,080       26,382,658
                                                                 ---------------
                                                                     43,421,491
--------------------------------------------------------------------------------
PHARMACEUTICALS--4.3%
Abbott Laboratories                                    302,600       16,225,412
--------------------------------------------------------------------------------
Allergan, Inc.                                         215,500       13,893,285
--------------------------------------------------------------------------------
Merck & Co., Inc.                                      373,330       19,297,428
--------------------------------------------------------------------------------
Roche Holding AG                                       169,879       30,802,196
--------------------------------------------------------------------------------
Shire plc                                              687,830       16,901,625
                                                                 ---------------
                                                                     97,119,946
--------------------------------------------------------------------------------
INDUSTRIALS--9.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--6.2%
Boeing Co.                                             450,320       47,279,097
--------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR              122,100        5,362,632
--------------------------------------------------------------------------------


                  2 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
--------------------------------------------------------------------------------
General Dynamics Corp.                                 322,000   $   27,199,340
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                   43,020        4,667,240
--------------------------------------------------------------------------------
Precision Castparts Corp.                               92,700       13,717,746
--------------------------------------------------------------------------------
United Technologies Corp.                              512,800       41,270,144
                                                                 ---------------
                                                                    139,496,199
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.2%
Corporate Executive Board Co. (The)                    258,150       19,165,056
--------------------------------------------------------------------------------
Robert Half International, Inc.                        253,160        7,559,358
                                                                 ---------------
                                                                     26,724,414
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.1%
ABB Ltd.                                               978,692       25,651,016
--------------------------------------------------------------------------------
MACHINERY--0.5%
Joy Global, Inc.                                       232,580       11,829,019
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
Fastenal Co.                                           424,100       19,258,381
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--30.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--10.3%
Cisco Systems, Inc. 1                                2,364,200       78,278,662
--------------------------------------------------------------------------------
Corning, Inc.                                        1,604,300       39,545,995
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                    288,000       10,710,720
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                         701,100       29,628,486
--------------------------------------------------------------------------------
Research in Motion Ltd. 1                              481,900       47,491,245
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Sponsored ADR         684,200       27,231,160
                                                                 ---------------
                                                                    232,886,268
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.7%
Apple, Inc. 1                                          350,000       53,739,000
--------------------------------------------------------------------------------
EMC Corp. 1                                          1,724,300       35,865,440
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                              637,100       17,144,361
                                                                 ---------------
                                                                    106,748,801
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.5%
eBay, Inc. 1                                         1,084,200       42,305,484
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                  144,700       82,083,969
                                                                 ---------------
                                                                    124,389,453
--------------------------------------------------------------------------------
IT SERVICES--2.3%
Affiliated Computer Services, Inc., Cl. A 1            583,380       29,309,011
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                 265,500       21,178,935
                                                                 ---------------
                                                                     50,487,946
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.7%
ASML Holding NV 1                                      602,100       19,785,006
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                683,900       24,921,316
--------------------------------------------------------------------------------
Microchip Technology, Inc.                             462,200       16,787,104
                                                                 ---------------
                                                                     61,493,426
--------------------------------------------------------------------------------
SOFTWARE--5.3%
Adobe Systems, Inc. 1                                  630,000       27,505,800
--------------------------------------------------------------------------------
Amdocs Ltd. 1                                          631,340       23,479,535
--------------------------------------------------------------------------------


                  3 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                        SHARES            VALUE
--------------------------------------------------------------------------------
SOFTWARE CONTINUED
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                       533,900   $   26,678,983
--------------------------------------------------------------------------------
Microsoft Corp.                                        707,700       20,848,842
--------------------------------------------------------------------------------
Red Hat, Inc. 1                                        443,300        8,808,371
--------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                 238,100       12,219,292
                                                                 ---------------
                                                                    119,540,823
--------------------------------------------------------------------------------
MATERIALS--4.7%
--------------------------------------------------------------------------------
CHEMICALS--4.1%
Monsanto Co.                                           660,300       56,614,122
--------------------------------------------------------------------------------
Praxair, Inc.                                          430,500       36,058,680
                                                                 ---------------
                                                                     92,672,802
--------------------------------------------------------------------------------
METALS & MINING--0.6%
Allegheny Technologies, Inc.                           123,710       13,601,915
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.2%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.2%
America Movil SAB de CV, ADR, Series L                 355,100       22,726,400
--------------------------------------------------------------------------------
American Tower Corp. 1                                 550,200       23,955,708
--------------------------------------------------------------------------------
Crown Castle International Corp. 1                     594,800       24,166,724
--------------------------------------------------------------------------------
NII Holdings, Inc. 1                                   298,700       24,538,203
                                                                 ---------------
                                                                     95,387,035
                                                                 ---------------
Total Common Stocks (Cost $1,631,664,704)                         2,245,706,732
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.6%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund,
   Cl. E, 5.37% 2,3
(Cost $14,519,218)                                  14,519,218       14,519,218
--------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,646,183,922)        100.0%   2,260,225,950
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                      0.0         (186,710)

                                                    ----------------------------
NET ASSETS                                               100.0%  $2,260,039,240
                                                    ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES         GROSS         GROSS               SHARES
                                                     DECEMBER 31, 2006     ADDITIONS    REDUCTIONS   SEPTEMBER 30, 2007
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E          15,177,546   217,500,749   218,159,077           14,519,218

                                                                                                               DIVIDEND
                                                                                             VALUE               INCOME
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                     $14,519,218   $          708,575

3. Rate shown is the 7-day yield as of September 30, 2007.


                  4 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ (R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will


                  5 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Oppenheimer Capital Appreciation Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                       $ 1,652,460,795
                                                     ================

Gross unrealized appreciation                        $   630,205,292
Gross unrealized depreciation                            (22,440,137)
                                                     ----------------
Net unrealized appreciation                          $   607,765,155
                                                     ================


                  6 | OPPENHEIMER CAPITAL APPRECIATION FUND/VA



Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--95.2%
--------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.7%
--------------------------------------------------------------------------------------------------------------------
MEDIA--7.7%
Cinemark Holdings, Inc.                                                                    4,000   $         74,240
--------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                          10,948            423,250
--------------------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                                                    7,882            173,325
                                                                                                   -----------------
                                                                                                            670,815

CONSUMER STAPLES--8.7%
--------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--4.8%
Costco Wholesale Corp.                                                                     5,669            347,907
--------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                            1,731             67,526
                                                                                                   -----------------
                                                                                                            415,433
--------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
ConAgra Foods, Inc.                                                                        3,600             94,068
--------------------------------------------------------------------------------------------------------------------
TOBACCO--2.8%
Altria Group, Inc.                                                                         3,511            244,120

ENERGY--12.2%
--------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.0%
Halliburton Co.                                                                            2,360             90,624
--------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--11.2%
Exxon Mobil Corp.                                                                          4,626            428,183
--------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                                           3,000            209,670
--------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                                2,820            212,910
--------------------------------------------------------------------------------------------------------------------
Total SA, Sponsored ADR                                                                    1,457            118,061
                                                                                                   -----------------
                                                                                                            968,824

FINANCIALS--26.2%
--------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--9.4%
Credit Suisse Group, ADR                                                                   2,000            132,660
--------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp. 1                                                                 21,469            280,385
--------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                     7,616            405,552
                                                                                                   -----------------
                                                                                                            818,597
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--4.6%
Wachovia Corp.                                                                             7,884            395,383
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.4%
Bank of America Corp.                                                                      6,840            343,847
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                            4,569            213,235
                                                                                                   -----------------
                                                                                                            557,082
--------------------------------------------------------------------------------------------------------------------
INSURANCE--3.1%
Everest Re Group Ltd.                                                                      1,607            177,156
--------------------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                                          1,670             88,477
                                                                                                   -----------------
                                                                                                            265,633
--------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.7%
Freddie Mac                                                                                3,939            232,440

HEALTH CARE--7.3%
--------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.2%
Vanda Pharmaceuticals, Inc. 1                                                                915             12,728
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.0%
Medco Health Solutions, Inc. 1                                                             1,020             92,198
--------------------------------------------------------------------------------------------------------------------


                          1 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2007 / Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
WellPoint, Inc. 1                                                                          1,043   $         82,314
                                                                                                   -----------------
                                                                                                            174,512
--------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.1%
Johnson & Johnson                                                                          4,250            279,225
--------------------------------------------------------------------------------------------------------------------
Medicines Co. (The) 1                                                                      1,263             22,494
--------------------------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                                           2,565            140,972
                                                                                                   -----------------
                                                                                                            442,691
INDUSTRIALS--13.4%
--------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--8.0%
Alliant Techsystems, Inc. 1                                                                  819             89,517
--------------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                                 4,094            429,829
--------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                  2,149            172,952
                                                                                                   -----------------
                                                                                                            692,298
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.1%
Siemens AG, Sponsored ADR                                                                  1,294            177,602
--------------------------------------------------------------------------------------------------------------------
MACHINERY--3.3%
Deere & Co.                                                                                1,010            149,904
--------------------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                             2,253            139,010
                                                                                                   -----------------
                                                                                                            288,914
INFORMATION TECHNOLOGY--6.2%
--------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.6%
Telefonaktiebolaget LM Ericsson, Sponsored ADR                                             3,360            133,728
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.0%
Applied Materials, Inc.                                                                    4,000             82,800
--------------------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                                       3,330            177,356
                                                                                                   -----------------
                                                                                                            260,156
--------------------------------------------------------------------------------------------------------------------
SOFTWARE--1.6%
Take-Two Interactive Software, Inc. 1                                                      8,260            141,081
MATERIALS--4.5%
--------------------------------------------------------------------------------------------------------------------
CHEMICALS--2.8%
BASF AG, Sponsored ADR                                                                       890            121,930
--------------------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                                       1,877            122,118
                                                                                                   -----------------
                                                                                                            244,048
--------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.7%
Carpenter Technology Corp.                                                                 1,090            141,711
TELECOMMUNICATION SERVICES--1.5%
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
AT&T, Inc.                                                                                 3,130            132,430
UTILITIES--7.5%
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--7.0%
Exelon Corp.                                                                               3,266            246,126
--------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                          5,750            364,201
                                                                                                   -----------------
                                                                                                            610,327
--------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.5%
Dynegy, Inc., Cl. A 1                                                                      4,263             39,390
                                                                                                   -----------------
Total Common Stocks (Cost $7,423,286)                                                                     8,244,635

                          2 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2007 / Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--5.1%
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37%  2,3
(Cost $439,837)                                                                          439,837   $        439,837
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $7,863,123)                                              100.3%         8,684,472
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                       (0.3)           (25,347)
                                                                                 -----------------------------------
NET ASSETS                                                                                 100.0%  $      8,659,125
                                                                                 ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Rate shown is the 7-day yield as of September 30, 2007.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES       GROSS        GROSS               SHARES
                                                    DECEMBER 31, 2006   ADDITIONS   REDUCTIONS   SEPTEMBER 30, 2007
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                                            183,179   4,599,493    4,342,835              439,837

                                                                                                           DIVIDEND
                                                                                         VALUE               INCOME
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                                                                  $  439,837            $  11,645

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

                          3 | OPPENHEIMER VALUE FUND/VA

Oppenheimer Value Fund/VA

STATEMENT OF INVESTMENTS  September 30, 2007 / Unaudited
--------------------------------------------------------------------------------

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $       7,874,752
                                              ==================

Gross unrealized appreciation                 $         870,360
Gross unrealized depreciation                           (60,640)
                                              ------------------
Net unrealized appreciation                   $         809,720
                                              ==================


                          4 | OPPENHEIMER VALUE FUND/VA



Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--16.5%
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Bank NV, Chicago, 5.15%, 12/27/07                                                          $   2,000,000   $    2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Barclays US Funding LLC, 5.32%, 10/22/07                                                                2,000,000        2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Calyon, New York, 5.33%, 10/19/07                                                                       2,000,000        2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY, 5.25%, 10/15/07                                                  2,000,000        2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland, Stamford CT, 5.48%, 11/19/07                                     2,000,000        2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, New York:
5%, 10/31/07                                                                                            1,500,000        1,500,000
5.45%, 3/10/08                                                                                          3,000,000        3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland, New York, 5.44%, 3/13/08                                                        1,500,000        1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York, 5.55%, 11/30/07                                                3,000,000        3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale, New York, 5.33%, 10/31/07                                                             2,000,000        2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Swedbank AB, New York, 5.50%, 11/19/07                                                                  3,000,000        3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Toronto Dominion Bank, New York, 5.15%, 12/27/07                                                        2,500,000        2,500,000
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG Stamford CT, 5.55%, 2/1/08                                                                       2,000,000        2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp., New York, 5.32%, 10/10/07                                                        3,000,000        3,000,000
                                                                                                                    ---------------
Total Certificates of Deposit (Cost $31,500,000)                                                                        31,500,000

-----------------------------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--26.6%
-----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO North America Finance, Inc., 5.50%, 10/25/07                                                   1,100,000        1,095,967
-----------------------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp. plc:
5.255%, 10/26/07 1                                                                                      2,000,000        1,992,701
5.43%, 11/16/07 1                                                                                       4,000,000        3,972,247
-----------------------------------------------------------------------------------------------------------------------------------
Barclays US Funding LLC:
5.245%, 10/26/07                                                                                        2,000,000        1,992,715
5.26%, 10/2/07                                                                                          2,000,000        1,999,708
-----------------------------------------------------------------------------------------------------------------------------------
Danske Corp.:
5.365%, 12/21/07 1                                                                                      1,600,000        1,580,686
5.38%, 3/6/08 1                                                                                         4,000,000        3,906,149
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank Financial LLC, 5.25%, 10/25/07                                                            1,000,000          996,500
-----------------------------------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA, 5.09%, 12/21/07                                                                       3,500,000        3,459,916
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services, 5.26%, 10/5/07                                                                  3,500,000        3,497,956
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc, Sydney, 5.25%, 10/26/07                                                     1,500,000        1,494,531
-----------------------------------------------------------------------------------------------------------------------------------
HSBC USA, Inc., 5.30%, 1/31/08                                                                          3,000,000        2,946,117
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Building Society:
5.25%, 10/22/07 1                                                                                       2,000,000        1,993,875
5.66%, 12/13/07 1                                                                                       1,500,000        1,482,784
-----------------------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland plc, 5.50%, 10/4/07                                                              2,000,000        1,999,083
-----------------------------------------------------------------------------------------------------------------------------------
Scotiabanc, Inc., 5.11%, 12/27/07 1                                                                     3,000,000        2,962,953
-----------------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken, New York, 5.09%, 12/28/07 1                                              1,000,000          987,558
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale North America, 5.25%, 10/10/07                                                         2,000,000        1,997,375
-----------------------------------------------------------------------------------------------------------------------------------
Swedbank Mortgage AB, 5.43%, 11/9/07                                                                    2,000,000        1,988,246
-----------------------------------------------------------------------------------------------------------------------------------
Toronto Dominion Holdings (USA), Inc., 5.41%, 11/23/07 1                                                2,000,000        1,984,085
-----------------------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
5.25%, 10/17/07                                                                                         1,500,000        1,496,500
5.30%, 11/8/07                                                                                          3,000,000        2,983,217
-----------------------------------------------------------------------------------------------------------------------------------
Westpac Banking Corp., 5.25%, 10/18/07  1                                                               2,000,000        1,995,042
                                                                                                                    ---------------
Total Direct Bank Obligations (Cost $50,805,911)                                                                        50,805,911


                          1 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--56.0%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.2%
Montgomery, AL Industrial Development Board Revenue Bonds, Industrial
Bristol Project, Series B, 5.47%, 11/1/07 2                                                         $     320,000   $      320,000
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--24.1%
Barton Capital Corp., 5.40%, 10/5/07 1                                                                  2,900,000        2,898,260
-----------------------------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust 2007-SN1, Automobile Asset-Backed
Certificates, Series 2007-SN1, Cl. A1B, 5.75%, 6/16/08 2,3                                              1,287,218        1,287,218
-----------------------------------------------------------------------------------------------------------------------------------
Chesham Finance LLC:
5.40%, 10/4/07                                                                                          1,800,000        1,799,190
5.70%, 10/1/07                                                                                          3,900,000        3,900,000
-----------------------------------------------------------------------------------------------------------------------------------
Concord Minutemen Capital Co. LLC:
6.20%, 10/23/07                                                                                         2,550,000        2,541,040
6.50%, 10/19/07                                                                                         1,000,000          996,750
-----------------------------------------------------------------------------------------------------------------------------------
Crown Point Capital Co., 6.45%, 10/18/07                                                                2,500,000        2,492,385
-----------------------------------------------------------------------------------------------------------------------------------
Fairway Finance Corp., 6.17%, 12/13/07 1                                                                1,000,000          987,489
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Co. LLC, 5.30%, 10/9/07 1                                                   2,500,000        2,497,056
-----------------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust II, 5.27%, 10/15/07                                                                    2,000,000        1,995,901
-----------------------------------------------------------------------------------------------------------------------------------
Gemini Securitization Corp., 6.15%, 10/11/07 1                                                          1,800,000        1,796,925
-----------------------------------------------------------------------------------------------------------------------------------
Legacy Capital LLC, 5.40%, 10/16/07                                                                     4,000,000        3,991,000
-----------------------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
5.30%, 10/22/07 1                                                                                       2,000,000        1,993,817
5.48%, 11/9/07 1                                                                                        1,499,000        1,490,101
-----------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 6.15%, 10/19/07                                                                 2,000,000        1,993,850
-----------------------------------------------------------------------------------------------------------------------------------
Old Line Funding Corp.:
5.85%, 11/28/07 1                                                                                       2,500,000        2,476,438
6%, 11/14/07 1                                                                                          3,000,000        2,978,000
-----------------------------------------------------------------------------------------------------------------------------------
Park Avenue Receivables Co. LLC, 6.09%, 10/12/07                                                          900,000          898,325
-----------------------------------------------------------------------------------------------------------------------------------
Saint Germain Holdings, Inc., 5.31%, 11/8/07 4                                                          2,000,000        1,988,790
-----------------------------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC, 5.28%, 10/29/07 1                                                                2,000,000        1,991,787
-----------------------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp., 6.50%, 10/17/07 1                                                            1,000,000          997,111
-----------------------------------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 5.90%, 11/19/07 1                                                                 2,000,000        1,983,939
                                                                                                                    ---------------
                                                                                                                        45,975,372

-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.0%
Ande Chevrolet Olds, Inc., Series 2004, 5.27%, 10/1/07 2                                                1,935,000        1,935,000
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.2%
Banc of America Securities LLC, 4.99%, 10/1/07 2                                                        5,000,000        5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 5.50%, 8/13/08 2                                                               2,000,000        2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 4.65%, 10/1/07 2                                                                 1,000,000        1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Series C, 5.49%, 10/19/07  2                                                 2,000,000        2,000,148
                                                                                                                    ---------------
                                                                                                                        10,000,148

-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.6%
General Electric Capital Services, 5.25%, 11/2/07                                                         500,000          497,667
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc., 4.65%, 11/15/07 2                                                     2,000,000        2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Funding LLC:
5.25%, 10/17/07 3                                                                                       1,500,000        1,496,500


                          2 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
5.25%, 10/18/07 3                                                                                   $   1,000,000   $      997,521
                                                                                                                    ---------------
                                                                                                                         4,991,688

-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Nestle Capital Corp., 5.22%, 3/7/08 1                                                                   2,000,000        1,954,180
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
Alta Mira LLC, Series 2004, 5.23%, 10/1/07 2                                                            2,250,000        2,250,000
-----------------------------------------------------------------------------------------------------------------------------------
Premier Senior Living LLC, 5.16%, 10/1/07  2                                                            1,500,000        1,500,000
                                                                                                                    ---------------
                                                                                                                         3,750,000

-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--4.4%
ING America Insurance Holdings, Inc., 5.50%, 11/19/07                                                   2,000,000        1,985,028
-----------------------------------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6, 5.84%, 10/15/07 2,3                                2,500,000        2,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 5.85%, 9/12/08 2,3                                   4,000,000        4,000,000
                                                                                                                    ---------------
                                                                                                                         8,485,028

-----------------------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING--2.6%
American Honda Finance Corp., 5.33%, 10/30/07 2,4                                                       1,000,000          999,999
-----------------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.:
5.25%, 1/11/08                                                                                          1,000,000          985,125
5.25%, 1/14/08                                                                                          1,000,000          984,688
5.674%, 9/15/08 2                                                                                       2,000,000        2,000,000
                                                                                                                    ---------------
                                                                                                                         4,969,812

-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.1%
Jackson Tube Service, Inc., Series 2000, 5.19%, 10/1/07 2                                               2,000,000        2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL--2.6%
Black Property Management LLC, Series 2006, 5.19%, 10/1/07 2                                            2,515,000        2,515,000
-----------------------------------------------------------------------------------------------------------------------------------
Columbus, GA Development Authority, MAC Property LLC Project, Series
2007, 5.25%, 10/1/07 2                                                                                  1,785,000        1,785,000
-----------------------------------------------------------------------------------------------------------------------------------
Hayward, CA Multifamily Housing Revenue Bonds, Lord Tennyson Apts.,
5.43%, 10/1/07 2                                                                                          710,000          710,000
                                                                                                                    ---------------
                                                                                                                         5,010,000

-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.5%
St. Johns Cnty., FL Industrial Development Authority Revenue Bonds,
5.70%, 10/3/07 2                                                                                        1,000,000        1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--8.7%
Cooperative Assn. of Tractor Dealers, Inc., Series B, 5.28%, 10/1/07                                    2,732,000        2,732,000
-----------------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC:
5.34%, 8/6/08 2,4                                                                                       2,000,000        1,999,661
5.538%, 8/15/08 2,4                                                                                     2,000,000        1,999,477
5.548%, 12/20/07 2,4                                                                                    1,000,000          999,957
-----------------------------------------------------------------------------------------------------------------------------------
Parkland (USA) LLC:
5.34%, 7/16/08 2,4                                                                                      2,000,000        1,999,842
5.674%, 12/12/07 2,4                                                                                    1,000,000          999,961
-----------------------------------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 5.19%, 1/22/08 2,4                                                      1,000,000        1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 5.25%, 10/24/07                                                                    2,000,000        1,993,292


                          3 | OPPENHEIMER MONEY FUND/VA

Oppenheimer Money Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL
                                                                                       AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------
Ticonderoga Funding LLC:
5.80%, 11/19/07                                                                 $     850,000   $      843,290
6.10%, 12/7/07                                                                      2,000,000        1,977,291
                                                                                                ---------------
                                                                                                    16,544,771

                                                                                                ---------------
Total Short-Term Notes (Cost $106,935,999)                                                         106,935,999

---------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $189,241,910)                                          99.1%     189,241,910
---------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                           0.9        1,650,770

                                                                                -------------------------------
NET ASSETS                                                                              100.0%  $  190,892,680
                                                                                ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $46,903,183, or 24.57% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $10,281,239, which represents 5.39% of the Fund's net assets. See accompanying Notes.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $11,987,687 or 6.28% of the Fund's net assets as of September 30, 2007.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                          4 | OPPENHEIMER MONEY FUND/VA



Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--52.9%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.3%
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.7%
Liberty Media Holding Corp.-Interactive, Series A 1                                                     200,390    $     3,849,492
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--5.1%
Liberty Global, Inc., Series A 1                                                                        338,018         13,865,498
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                                        342,790         13,252,261
                                                                                                                   ----------------
                                                                                                                        27,117,759
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.5%
Office Depot, Inc. 1                                                                                    132,700          2,736,274
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--6.1%
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Costco Wholesale Corp.                                                                                  171,200         10,506,544
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
ConAgra Foods, Inc.                                                                                      71,900          1,878,747
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO--3.8%
Altria Group, Inc.                                                                                      176,030         12,239,366
-----------------------------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                                              100,140          8,234,512
                                                                                                                   ----------------
                                                                                                                        20,473,878
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--3.2%
-----------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.2%
BP plc, ADR                                                                                              45,120          3,129,072
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                       102,610          9,497,582
-----------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                                              30,600          2,310,300
-----------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                                                       69,490          2,249,990
                                                                                                                   ----------------
                                                                                                                        17,186,944
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--8.6%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.5%
E*TRADE Financial Corp. 1                                                                               200,590          2,619,705
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                                  203,510         10,942,432
                                                                                                                   ----------------
                                                                                                                        13,562,137
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.7%
Wachovia Corp.                                                                                          175,445          8,798,567
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Bank of America Corp.                                                                                    61,538          3,093,515
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                          89,400          4,172,298
                                                                                                                   ----------------
                                                                                                                         7,265,813
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.5%
AMBAC Financial Group, Inc.                                                                              41,100          2,585,601
-----------------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                                    42,480          4,682,995
-----------------------------------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                                                        54,600          2,892,708
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                                      94,380          3,393,905
                                                                                                                   ----------------
                                                                                                                        13,555,209
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Freddie Mac                                                                                              48,900          2,885,589
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.3%
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.7%
deCODE genetics, Inc. 1                                                                                 193,500            671,445
-----------------------------------------------------------------------------------------------------------------------------------


                        1 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                                                                           263,700    $     2,713,473
-----------------------------------------------------------------------------------------------------------------------------------
Orexigen Therapeutics, Inc. 1                                                                           173,230          2,288,368
-----------------------------------------------------------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                                                                           255,000          3,547,050
                                                                                                                   ----------------
                                                                                                                         9,220,336
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.9%
Beckman Coulter, Inc.                                                                                    37,430          2,760,837
-----------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp. 1                                                                               140,780          1,963,881
                                                                                                                   ----------------
                                                                                                                         4,724,718
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.5%
Medco Health Solutions, Inc. 1                                                                           21,200          1,916,268
-----------------------------------------------------------------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Cl. A 1                                                                  93,500          1,472,625
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                                                        55,700          4,395,844
                                                                                                                   ----------------
                                                                                                                         7,784,737
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.2%
Abbott Laboratories                                                                                      56,500          3,029,530
-----------------------------------------------------------------------------------------------------------------------------------
Medicines Co. (The) 1                                                                                   184,570          3,287,192
-----------------------------------------------------------------------------------------------------------------------------------
Novartis AG, ADR                                                                                        101,460          5,576,242
                                                                                                                   ----------------
                                                                                                                        11,892,964
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.1%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.1%
Boeing Co.                                                                                               56,200          5,900,438
-----------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                                                 74,024          1,646,294
-----------------------------------------------------------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc., Cl. A 1                                                               90,440          3,521,734
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                               139,840         11,254,323
                                                                                                                   ----------------
                                                                                                                        22,322,789
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Sinomem Technology Ltd. 1                                                                               985,000            878,651
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.3%
Siemens AG, Sponsored ADR                                                                                51,900          7,123,275
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.5%
Navistar International Corp. 1                                                                           43,400          2,677,780
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.2%
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
Cisco Systems, Inc. 1                                                                                   155,250          5,140,328
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                           32,650          1,379,789
                                                                                                                   ----------------
                                                                                                                         6,520,117
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.9%
International Business Machines Corp.                                                                    39,310          4,630,718
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.0%
CalAmp Corp. 1                                                                                               19                 66
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.8%
eBay, Inc. 1                                                                                            122,690          4,787,364
-----------------------------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                                                     3,300          1,871,991
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                                                          114,820          3,081,769
                                                                                                                   ----------------
                                                                                                                         9,741,124


                        2 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
Texas Instruments, Inc.                                                                                 135,130    $     4,944,407
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--8.4%
Microsoft Corp.                                                                                         501,800         14,783,028
-----------------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                                          568,740          4,345,174
-----------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                                        272,520          7,379,842
-----------------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                                 1,083,450         18,505,326
                                                                                                                   ----------------
                                                                                                                        45,013,370
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.2%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.3%
Lubrizol Corp. (The)                                                                                     26,400          1,717,584
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.5%
Texas Industries, Inc.                                                                                   15,060          1,182,210
-----------------------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                                     16,180          1,442,447
                                                                                                                   ----------------
                                                                                                                         2,624,657
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.4%
Carpenter Technology Corp.                                                                               24,400          3,172,244
-----------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR                                                               147,340          4,191,823
                                                                                                                   ----------------
                                                                                                                         7,364,067
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.0%
XO Holdings, Inc. 1                                                                                          85                289
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.9%
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.9%
AES Corp. (The) 1                                                                                       149,600          2,997,984
-----------------------------------------------------------------------------------------------------------------------------------
Dynegy, Inc., Cl. A 1                                                                                   176,900          1,634,556
                                                                                                                   ----------------
                                                                                                                         4,632,540
                                                                                                                   ----------------
Total Common Stocks (Cost $213,518,126)                                                                                283,631,142

                                                                                                          UNITS
-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1                                                           8,881                 93
-----------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
Series A Wts., Exp. 1/16/10 1                                                                               171                 75
Series B Wts., Exp. 1/16/10 1                                                                               128                 32
Series C Wts., Exp. 1/16/10  1,2                                                                            128                 19
                                                                                                                   ----------------
Total Rights, Warrants and Certificates (Cost $0)                                                                              219

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-
1A, Cl. A2, 5.556%, 4/20/08 3,4                                                                      $  370,000            369,780
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.611%, 5/25/34 3                                                               830,484            820,147
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 5.773%, 4/15/11 3                                                2,490,000          2,477,310
-----------------------------------------------------------------------------------------------------------------------------------


                        3 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                                                                        $     180,000   $      169,585
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2005-WF2, Asset-Backed Pass-
Through Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 3                                         122,664          122,397
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 5.871%, 2/25/33 3                                                                   18,836           17,856
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-11, Asset-Backed
Certificates, Series 2005-11, Cl. AF2, 4.657%, 2/25/36                                                    320,000          317,156
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 3                                                 360,000          356,028
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates, Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 3                                                 240,000          237,648
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 5.251%, 12/25/29 3                                                 480,000          469,843
-----------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                       36,207           36,183
-----------------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable
Obligations, Series 2005-2, Cl. A4, 4.15%, 10/15/10                                                       460,000          456,349
-----------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates:
Series 2005-3, Cl. A1, 5.798%, 1/20/35 3                                                                  370,234          361,428
Series 2006-4, Cl. A2V, 5.606%, 3/20/36 2,3                                                               180,000          177,543
-----------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 2A1B,
5.18%, 8/25/35 3                                                                                          335,981          336,005
-----------------------------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables, Series
2003-C7, Cl. C7, 7.103%, 3/15/16 3                                                                      1,710,000        1,692,480
-----------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-
2, Cl. 2A2, 5.231%, 7/1/36 3                                                                            1,100,000        1,084,777
-----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 3                                                    57,395           57,190
-----------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28                                                    98,311           97,877
-----------------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-
Through Certificates, Series 2006-KS7, Cl. A2, 5.231%, 9/25/36 3                                          800,000          786,368
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-BNC3, Cl. A2, 5.171%, 9/25/36 3                                                               513,363          509,240
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series
2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                                         279,593          280,036
                                                                                                                    ---------------
Total Asset-Backed Securities (Cost $11,418,575)                                                                        11,233,226
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--33.4%
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--22.4%
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--22.3%
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19-7/15/19                                                                                  1,911,506        1,842,315
5%, 12/15/32-12/15/34                                                                                   3,268,449        3,130,074
6%, 3/15/33                                                                                               297,815          299,537
6.50%, 4/15/18-4/15/34                                                                                  2,863,466        2,940,372
7%, 5/15/29-11/15/32                                                                                    1,227,718        1,275,033
-----------------------------------------------------------------------------------------------------------------------------------


                        4 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates, Series 3094, Cl. HS, 3.291%, 6/15/34 3                                  $     230,483   $      234,940
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2006-11, Cl. PS, 5.752%, 3/25/36 3                                                                 368,829          383,491
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                       602,796          620,385
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                       346,107          355,077
Series 2075, Cl. D, 6.50%, 8/15/28                                                                        838,477          865,689
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                        226,224          233,524
Series 2387, Cl. PD, 6%, 4/15/30                                                                            9,556            9,537
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                       730,813          752,830
Series 2500, Cl. FD, 6.253%, 3/15/32 3                                                                    105,837          106,621
Series 2526, Cl. FE, 6.153%, 6/15/29 3                                                                    158,136          158,888
Series 2538, Cl. F, 6.353%, 12/15/32 3                                                                  1,618,209        1,630,886
Series 2551, Cl. FD, 6.153%, 1/15/33 3                                                                    121,434          121,883
Series 2676, Cl. KY, 5%, 9/15/23                                                                          298,000          280,573
Series 3025, Cl. SJ, 3.658%, 8/15/35 3                                                                    121,542          126,107
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 7.368%, 6/1/26 5                                                                      214,523           53,378
Series 183, Cl. IO, 5.073%, 4/1/27 5                                                                      339,460           84,139
Series 184, Cl. IO, 10.66%, 12/1/26 5                                                                     368,838           94,046
Series 192, Cl. IO, 11.506%, 2/1/28 5                                                                     101,149           25,942
Series 200, Cl. IO, 10.555%, 1/1/29 5                                                                     121,886           31,781
Series 2003-118, Cl. S, 8.002%, 12/25/33 5                                                              1,778,168          235,746
Series 2005-87, Cl. SE, (1.002)%, 10/25/35 5                                                            2,720,268          120,160
Series 2005-87, Cl. SG, 6.707%, 10/25/35 5                                                              2,704,437          173,252
Series 2130, Cl. SC, (5.224)%, 3/15/29 5                                                                  266,091           21,250
Series 216, Cl. IO, 11.766%, 12/1/31 5                                                                    190,888           47,700
Series 224, Cl. IO, 7.36%, 3/1/33 5                                                                       600,854          151,462
Series 243, Cl. 6, 9.324%, 12/15/32 5                                                                     371,291           93,992
Series 2796, Cl. SD, (6.077)%, 7/15/26 5                                                                  384,038           30,759
Series 2802, Cl. AS, (3.83)%, 4/15/33 5                                                                   586,152           34,432
Series 2920, Cl. S, (10.235)%, 1/15/35 5                                                                2,116,074          109,982
Series 3000, Cl. SE, (11.239)%, 7/15/25 5                                                               2,178,630           90,904
Series 3110, Cl. SL, 8.703%, 2/15/26 5                                                                    311,733           12,546
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. PO, 5.494%, 6/1/26 6                                                                       94,410           74,455
Series 192, Cl. PO, 6.729%, 2/1/28 6                                                                      101,149           77,785
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/25/20                                                                                  9,872,559        9,529,400
5%, 12/25/17-9/25/35                                                                                   24,402,607       23,709,786
5.50%, 9/25/20-11/25/34                                                                                18,548,442       18,237,386
5.50%, 4/25/34 7                                                                                        3,276,800        3,219,263
5.50%, 10/1/36 8                                                                                        1,430,000        1,400,729
6%, 5/25/21-10/25/33                                                                                   12,777,789       12,878,175


                        5 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
6%, 10/1/21-8/25/34 8                                                                               $   2,243,794   $    2,266,329
6.50%, 6/25/17-10/25/30                                                                                 5,157,345        5,301,979
7%, 11/25/17-11/25/35                                                                                   2,739,935        2,847,264
7.50%, 1/25/33                                                                                            374,394          392,859
8.50%, 7/25/32                                                                                             13,316           14,318
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Grantor Trust, CMO, Trust 2002-T1, Cl.
A2, 7%, 11/25/31                                                                                          730,092          757,616
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                                                                   707,975          724,744
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                                      633,733          658,332
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                                       333,912          339,711
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                         20,722           20,615
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                    867,391          888,080
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                         83,946           84,180
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                                     309,635          317,925
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                         745,059          765,450
Trust 2003-130, Cl. CS, 3.838%, 12/25/33 3                                                                206,225          190,426
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                   1,052,000        1,028,360
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                        358,248          355,177
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                     1,110,000        1,087,122
Trust 2005-59, Cl. NQ, 4.047%, 5/25/35 3                                                                  382,333          357,020
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                                   1,000,000          988,433
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                  1,508,609        1,515,551
Trust 2006-46, Cl. SW, 5.385%, 6/25/36 3                                                                  273,506          281,235
Trust 2006-50, Cl. KS, 5.385%, 6/25/36 3                                                                  720,955          703,729
Trust 2006-50, Cl. SA, 5.385%, 6/25/36 3                                                                  218,641          214,246
Trust 2006-50, Cl. SK, 5.385%, 6/25/36 3                                                                  684,915          687,567
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                   1,840,814        1,848,665
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                                                   2,983,000        2,888,861
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-65, Cl. S, 6.436%, 11/25/31 5                                                                  992,352          110,764
Trust 2001-81, Cl. S, 0.438%, 1/25/32 5                                                                   214,438           22,854
Trust 2002-47, Cl. NS, (0.243)%, 4/25/32 5                                                                467,195           45,170
Trust 2002-51, Cl. S, (0.127)%, 8/25/32 5                                                                 428,995           41,837
Trust 2002-52, Cl. SD, (3.302)%, 9/25/32 5                                                                475,514           46,049
Trust 2002-77, Cl. SH, 1.334%, 12/18/32 5                                                                 286,088           28,704
Trust 2002-84, Cl. SA, 7.669%, 12/25/32 5                                                                 870,577           85,400
Trust 2002-9, Cl. MS, 0.62%, 3/25/32 5                                                                    318,141           30,841
Trust 2003-33, Cl. SP, 9.355%, 5/25/33 5                                                                  949,788          121,010
Trust 2003-4, Cl. S, 7.308%, 2/25/33 5                                                                    551,512           65,045
Trust 2003-46, Cl. IH, 6.956%, 6/25/33 5                                                                3,245,313          650,807
Trust 2004-54, Cl. DS, (7.686)%, 11/25/30 5                                                               413,349           27,026
Trust 2005-19, Cl. SA, (4.891)%, 3/25/35 5                                                              5,526,444          310,797
Trust 2005-40, Cl. SA, (5.36)%, 5/25/35 5                                                               1,168,791           61,987
Trust 2005-6, Cl. SE, (3.497)%, 2/25/35 5                                                               1,496,892           74,554
Trust 2005-71, Cl. SA, (2.258)%, 8/25/25 5                                                              1,376,330           90,024
Trust 2006-33, Cl. SP, 10.711%, 5/25/36 5                                                               2,932,351          244,412


                        6 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 222, Cl. 2, 14.478%, 6/1/23 5                                                                 $     766,311   $      180,871
Trust 233, Cl. 2, 13.199%, 8/1/23 5                                                                       663,823          174,214
Trust 240, Cl. 2, 19.271%, 9/1/23 5                                                                     1,228,439          330,001
Trust 252, Cl. 2, 13.134%, 11/1/23 5                                                                      577,401          155,433
Trust 273, Cl. 2, 14.134%, 8/1/26 5                                                                       163,759           41,489
Trust 319, Cl. 2, 12.249%, 2/1/32 5                                                                       212,514           53,100
Trust 321, Cl. 2, 7.458%, 4/1/32 5                                                                      2,195,647          555,030
Trust 331, Cl. 9, 8.867%, 2/1/33 5                                                                        597,266          142,123
Trust 334, Cl. 17, 22.711%, 2/1/33 5                                                                      344,555           86,403
Trust 339, Cl. 7, 7.555%, 7/1/33 5                                                                      2,266,492          523,726
Trust 342, Cl. 2, 11.434%, 9/1/33 5                                                                       243,696           62,322
Trust 344, Cl. 2, 8.332%, 12/1/33 5                                                                     4,139,646        1,059,865
Trust 345, Cl. 9, 8.716%, 1/1/34 5                                                                        810,840          188,968
Trust 362, Cl. 12, 6.807%, 8/1/35 5                                                                     1,402,138          321,038
Trust 362, Cl. 13, 6.827%, 8/1/35 5                                                                       778,445          178,987
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 5.468%, 9/25/23 6                                                        264,153          225,919
                                                                                                                    ---------------
                                                                                                                       119,768,776
-----------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.1%
Government National Mortgage Assn., 8%, 4/15/23                                                           142,031          150,862
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Series 2001-21, Cl. SB, (2.531)%, 1/16/27 5                                                               441,015           35,417
Series 2002-15, Cl. SM, (4.595)%, 2/16/32 5                                                               525,502           41,873
Series 2002-76, Cl. SY, (7.317)%, 12/16/26 5                                                            1,076,747           76,759
Series 2004-11, Cl. SM, (6.242)%, 1/17/30 5                                                               361,447           26,520
                                                                                                                    ---------------
                                                                                                                           331,431
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--11.0%
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--4.8%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-
Through Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                            1,050,000        1,035,867
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                           665,226          675,094
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                    545,442          550,504
-----------------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series
2006-2, Cl. A1B, 5.231%, 8/25/08 3                                                                        299,588          299,288
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed Pass-
Through Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                                            260,000          259,487
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49 2                                                 570,000          568,052
-----------------------------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Mtg. Pass-Through
Certificates, Series 2006-A5, Cl. 1A1, 5.531%, 10/25/36 3                                               1,524,311        1,511,378
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                                  550,098          550,283
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                              1,054,068        1,050,750


                        7 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                             $     161,822   $      162,054
-----------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust, Mtg. Pass-Through
Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                                    536,364          535,540
-----------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%,
11/18/35                                                                                                  330,513          331,120
-----------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                   620,000          617,291
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                                  890,000          877,439
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                                  680,000          681,675
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39 2                                                              2,240,000        2,246,877
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                 260,000          256,939
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                                 890,000          883,793
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                                210,000          209,619
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                                              1,140,000        1,139,648
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                                 510,000          519,421
-----------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                   740,000          738,288
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                                   910,000          911,701
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 3                                                                   193,899          193,297
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                      866,400          868,376
-----------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                     229,187          230,055
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15 2                                           983,000        1,053,768
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                                   398,301          399,954
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                                                 738,291          740,287
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                     1,070,476        1,071,501
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                     1,450,000        1,442,209
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                      256,000          256,170
-----------------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates:
Series 2003-AR9, Cl. 2A, 4.048%, 9/25/33 3                                                                735,914          728,430
Series 2006-AR8, Cl. 2A1, 6.134%, 8/25/36 3                                                             2,172,592        2,188,650
                                                                                                                    ---------------
                                                                                                                        25,784,805
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING--0.7%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36 3                                       1,682,739        1,704,078
-----------------------------------------------------------------------------------------------------------------------------------


                        8 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR2, Cl. 2A5, 5.095%, 3/25/36 3                                   $   1,962,616   $    1,946,604
                                                                                                                    ---------------
                                                                                                                         3,650,682
-----------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--3.8%
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates:
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 3                                                                1,252,419        1,264,357
Series 2005-F, Cl. 2A3, 4.718%, 7/25/35 3                                                               1,413,244        1,399,288
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series
2006-4, Cl. 2A1, 5.81%, 10/25/36 3                                                                        777,885          783,170
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 1A3A, 5.903%, 7/25/36 3                                                579,649          588,403
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2008-85CB, Cl. 2A3, 5.50%, 2/25/36                                                                 860,000          841,042
Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35                                                               1,166,000        1,092,736
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates,
Series 2007-HY1, Cl. 1A1, 5.702%, 4/25/37 3                                                             1,402,675        1,402,801
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, CMO:
Series 2003-46, Cl. 1A2, 4.129%, 1/19/34 3                                                              1,031,551        1,035,377
Series 2005-HYB1, Cl. 5A1, 5.001%, 3/25/35 3                                                            1,324,940        1,298,856
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1, 5.295%, 7/19/35 3                                                             1,596,362        1,597,901
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                                                    800,000          756,704
-----------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.161%, 11/25/35 3                                                            2,260,270        2,254,265
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 6.009%, 6/25/37 3,8                                               1,893,508        1,930,756
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg. Pass-
Through Certificates, Series 2004-AA, Cl. 2A, 4.995%, 12/25/34 3                                          461,861          457,788
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through
Certificates, Series 2004-S, Cl. A1, 3.539%, 9/25/34 3                                                    384,818          377,833
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg. Pass-
Through Certificates, Series 2005-AR2, Cl. 2A2, 4.545%, 3/25/35 3                                         287,481          284,500
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4, Trust, Mtg. Pass-
Through Certificates, Series 2005-AR4, Cl. 2A2, 4.524%, 4/25/35 3                                         471,481          466,573
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust:
Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 4A1, 5.56%, 7/25/36 3                               938,567          934,329
Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 2A1, 5.645%,
7/25/36 3                                                                                                 717,068          716,181
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR2. Cl. 2A6, 5.091%, 3/25/36 3                                         379,329          377,337
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR6, Cl. 3A1, 5.094%, 3/25/36 3                                         422,321          421,150
                                                                                                                    ---------------
                                                                                                                        20,281,347
-----------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--1.7%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                                                                                 1,210,310        1,224,849
-----------------------------------------------------------------------------------------------------------------------------------


                        9 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.424%, 6/25/36 3                                            $     530,000   $      524,904
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                                      747,067          747,678
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                                                     678,248          678,419
-----------------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates:
Series 2007-HY6, Cl. 2A1, 5.704%, 6/25/37 3                                                             1,324,665        1,313,593
Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 3                                                            2,079,592        2,070,168
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan Trust,, Mtg. Pass-Through
Certificates, 2007-A, Cl. 1A8, 6%, 2/25/37                                                              2,022,277        2,045,317
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2003-6 Trust, Mtg. Pass-Through
Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18                                                         796,260          776,262
                                                                                                                    ---------------
                                                                                                                         9,381,190
                                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $178,481,300)                                                                  179,198,231
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Unsec. Bonds, 3.50%, 11/15/07                                                      650,000          648,839
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.75%, 2/15/37                                                                       683,000          674,303
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.75%, 8/15/17                                                                        216,000          218,936
                                                                                                                    ---------------
Total U.S. Government Obligations (Cost $1,536,769)                                                                      1,542,078
-----------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--9.5%
-----------------------------------------------------------------------------------------------------------------------------------
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93                                        400,000          437,287
-----------------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                            880,000          897,724
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 9                                                             2,340,000        2,059,106
-----------------------------------------------------------------------------------------------------------------------------------
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                                          1,520,000        1,557,635
-----------------------------------------------------------------------------------------------------------------------------------
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                                           1,195,000        1,124,348
-----------------------------------------------------------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09 2                                            1,195,000        1,225,415
-----------------------------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875% Nts., 5/10/12 4                                                     585,000          533,295
-----------------------------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                              705,000          694,097
-----------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                         845,000          858,779
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                                            670,000          643,999
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                                                   710,000          651,191
-----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                                                         360,000          426,794
-----------------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 4                                                            1,075,000        1,068,460
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                                                        845,000          849,225
-----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
6.125% Nts., 1/15/14                                                                                      525,000          467,400
8% Sr. Nts., 2/1/09                                                                                       285,000          283,016
-----------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                          606,000          725,021
-----------------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08                                                             275,000          271,219
-----------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08 2                                                       131,000          127,725
-----------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                                      1,285,000        1,288,213
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                                                              210,000          211,474
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                                                   2,030,000        2,071,763
-----------------------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The), 9.80% Unsub. Nts., 12/15/08 3                                                            141,000          148,964
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                                        930,000          914,806
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                           1,850,000        1,729,060
-----------------------------------------------------------------------------------------------------------------------------------


                        10 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 4,9                                                 $   2,300,000   $    2,042,467
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 3                                                  1,600,000        1,520,893
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts.,
12/19/08 4                                                                                                610,000          609,227
-----------------------------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 2,3                                              540,000          553,500
-----------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13                                  830,000          835,453
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                                          645,000          677,855
-----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                                            1,010,000        1,040,040
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09                                                             290,000          299,889
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                                                950,000          973,997
-----------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                                         565,000          459,513
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/36 3                                                  1,710,000        1,631,369
-----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                                             1,305,000        1,301,738
-----------------------------------------------------------------------------------------------------------------------------------
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                                             1,030,000        1,089,604
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                                         855,000          884,080
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                                            785,000          798,405
-----------------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 4                                   304,313          291,676
-----------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                                                        1,360,000        1,354,534
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 4                                             1,285,000        1,581,203
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 4                                               1,110,000        1,363,763
-----------------------------------------------------------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                               690,000          689,012
-----------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                                   450,000          420,208
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts., 11/15/08                                                                 131,000          131,491
-----------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                                                         500,000          525,030
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11                                                       960,000        1,082,013
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr. Unsec. Unsub. Nts., 10/15/07 2                                       294,000          294,000
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4% Nts., 1/15/09                                                                               895,000          862,699
-----------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 5.125% Sr. Unsec. Unsub. Nts., 4/1/09                                             470,000          399,500
-----------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                                                   490,000          494,132
-----------------------------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08 2                                                              765,000          722,925
-----------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co. LLC:
6.125% Nts., 3/15/08                                                                                      755,000          760,140
6.194% Sr. Nts., 9/16/08 3,4                                                                              865,000          866,503
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                                                                           670,000          666,650
3.875% Sr. Unsec. Nts., 10/15/08                                                                          315,000          307,125
-----------------------------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                                       210,000          211,027
-----------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                                       985,000        1,007,378
-----------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The) Credit Linked Certificate Trust, 6.75% Nts.,
4/15/09 2                                                                                               1,210,000        1,222,100
                                                                                                                    ---------------
Total Non-Convertible Corporate Bonds and Notes (Cost $51,699,920)                                                      51,237,155

                                                                                                           SHARES
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.20% 10,11
(Cost $10,810,121)                                                                                     10,810,121       10,810,121


                        11 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $467,464,811)                                                             100.2%  $  537,652,172
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                        (0.2)      (1,148,008)
                                                                                                    -------------------------------
NET ASSETS                                                                                                  100.0%  $  536,504,164
                                                                                                    ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $8,191,924, which represents 1.53% of the Fund's net assets. See accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $8,726,374 or 1.63% of the Fund's net assets as of September 30, 2007.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $7,702,891 or 1.44% of the Fund's net assets as of September 30, 2007.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $378,159 or 0.07% of the Fund's net assets as of September 30, 2007.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $2,992,807. See accompanying Notes.

8. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See accompanying Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                    SHARES          GROSS          GROSS               SHARES
                                                         DECEMBER 31, 2006      ADDITIONS     REDUCTIONS   SEPTEMBER 30, 2007
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E              15,913,062    244,694,183    249,797,124           10,810,121

                                                                                                                     DIVIDEND
                                                                                                   VALUE               INCOME
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                          $ 10,810,121            $ 777,983

11. Rate shown is the 7-day yield as of September 30, 2007.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair


                        12 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Fund had purchased $8,968,695 of securities issued on a when-issued basis or forward commitment and sold $3,362,241 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.


                        13 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                              UNREALIZED
                             EXPIRATION   NUMBER OF      VALUATION AS OF    APPRECIATION
CONTRACT DESCRIPTION              DATES   CONTRACTS   SEPTEMBER 30, 2007   (DEPRECIATION)
-----------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                12/19/07         244   $       27,167,875   $      79,488
U.S. Treasury Nts., 5 yr.      12/31/07         102           10,917,188          69,454
                                                                           -------------
                                                                                 148,942
                                                                           -------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.      12/31/07         285           59,008,359        (236,297)
U.S. Treasury Nts., 10 yr.     12/19/07         193           21,091,281         (68,392)
                                                                           -------------
                                                                                (304,689)
                                                                           -------------
                                                                           $    (155,747)
                                                                           =============

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.


                        14 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended September 30, 2007 was as follows:

                                            CALL OPTIONS
                             ----------------------------
                                NUMBER OF      AMOUNT OF
                                CONTRACTS       PREMIUMS
---------------------------------------------------------
Options outstanding as of
December 31, 2006                      89     $   46,768
Options written                       437        149,192
Options closed or expired            (526)      (195,960)
                             ----------------------------
Options outstanding as of
September 30, 2007                      -     $        -
                             ============================

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery


                        15 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of September 30, 2007 is as follows:

                                                    BUY/SELL   NOTIONAL                                  PREMIUM
                                                      CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION         PAID/
COUNTERPARTY            REFERENCE ENTITY          PROTECTION     (000S)    FIXED RATE         DATES    (RECEIVED)         VALUE
--------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:

                        Beazer Homes USA, Inc.          Sell   $    305        2.1000%      6/20/08   $        -    $   (22,102)
                        Capmark Financial
                        Group, Inc.                     Sell        520        1.0000       6/20/12            -        (45,292)
                        Countrywide Home Loans,
                        Inc.                            Sell        675        0.7500       9/20/08            -       (26,542)
                        Lear Corp.                      Sell        875        1.0000       6/20/08            -         2,352
                        Lehman Brothers
                        Holdings, Inc.                  Sell      1,110        0.4900       9/20/10            -        (7,785)
                        Merrill Lynch & Co.,
                        Inc.                            Sell      2,090        0.6800       9/20/08            -         7,079
                        Toys "R" Us, Inc.               Sell        550        1.4500       9/20/08            -        (6,949)
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:

                        ArvinMeritor, Inc.              Sell        885        1.5500       9/20/08            -          1,194
                        Belo Corp.                       Buy      1,645        0.9000       6/20/13            -         26,030
                        CDX.NA.HY.8 Index               Sell        470        2.7500       6/20/12      (37,597)        (9,998)
                        CDX.NA.HY.8 Index               Sell        895        2.7500       6/20/12        7,228        (19,038)
                        CDX.NA.HY.8 Index                Buy        895        2.7500       6/20/14       12,909         40,355
                        CDX.NA.HY.8 Index               Sell      2,550        2.7500       6/20/12       14,361        (54,243)
                        CDX.NA.HY.8-V1 Index             Buy      2,550        2.7500       6/20/14       46,201        114,979
                        Freescale
                        Semiconductor, Inc.             Sell        515        0.6000       3/20/08            -         (3,589)
                        Freescale
                        Semiconductor, Inc.             Sell        545        0.7500       3/20/08            -         (3,393)
                        Intelsat Ltd.                   Sell        570        3.4500       9/20/08            -            818
                        Quebecor World, Inc.            Sell        560        2.6000       9/20/08            -          4,652
                        Rite Aid Corp.                  Sell        860        0.8750       6/20/08            -         (9,832)
                        Saks, Inc.                      Sell        900        2.0000       9/20/08            -          7,617
                        The Goodyear Tire &
                        Rubber Co.                      Sell        850        1.5500       9/20/08            -          8,677
                        Univision
                        Communications, Inc.            Sell        250        0.7500       3/20/08            -           (612)
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                        ABX.HE.AA.06-2 Index            Sell        240        0.1700       5/25/46      (28,798)       (25,207)
                        Allied Waste North
                        America, Inc.                   Sell        340        2.0000       9/20/09            -          2,486
                        Allied Waste North
                        America, Inc.                   Sell        530        2.0000       9/20/09            -          3,876
                        CDX.NA.HY.8 Index               Sell        430        2.7500       6/20/12      (29,598)        (9,307)
                        CDX.NA.HY.8 Index               Sell        475        2.7500       6/20/12      (41,226)       (10,280)
                        CDX.NA.HY.8 Index               Sell        475        2.7500       6/20/12      (28,757)       (10,280)
                        CDX.NA.HY.8 Index               Sell        220        2.7500       6/20/12      (17,702)        (4,761)
                        CDX.NA.HY.8 Index               Sell      2,555        2.7500       6/20/12       12,207        (55,298)
                        CDX.NA.HY.8 Index               Sell      1,510        2.7500       6/20/12       13,968        (32,681)
                        CDX.NA.HY.8 Index               Sell      2,550        2.7500       6/20/12       16,150        (55,190)
                        CDX.NA.HY.8 Index               Sell      2,525        2.7500       6/20/12       17,763        (54,649)
                        CDX.NA.HY.8 Index                Buy      1,510        2.7500       6/20/14       20,008         70,502
                        CDX.NA.HY.8 Index                Buy      2,525        2.7500       6/20/14       39,050        117,892
                        CDX.NA.HY.8 Index                Buy      2,550        2.7500       6/20/14       42,819        119,059
                        CDX.NA.HY.8 Index                Buy      2,555        2.7500       6/20/14       50,071        119,292
                        Centex Corp.                    Sell        135        1.5500       9/20/09            -         (4,297)
                        Countrywide Home Loans,
                        Inc.                            Sell        435        3.2500       9/20/08            -         (7,087)
                        Dillard's, Inc.                 Sell        225        0.7500       9/20/08            -         (2,371)
                        Dow Jones CDX.NA.IG.7
                        Index                            Buy      4,700        0.4000      12/20/11          483         27,364
                        Eastman Kodak Co.               Sell        735        1.0000      12/20/08            -          7,277
                        Georgia-Pacific Corp.           Sell        850        1.7500       9/20/08            -          9,703
                        Intelsat Ltd.                   Sell        230        2.8500       9/20/08            -          1,031


                        16 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                        Lehman Brothers
                        Holdings, Inc.                  Sell      1,005        1.4100       9/20/08            -          5,854
                        Levi Strauss & Co.              Sell        375        0.9000       9/20/08            -            538
                        Levi Strauss & Co.              Sell        500        1.0000       9/20/08            -          1,212
                        MBIA, Inc.                      Sell        555        0.5200       9/20/08            -         (5,750)
                        MBIA, Inc.                      Sell        555        0.6000       9/20/08            -         (5,336)
                        Owens-Illinois, Inc.            Sell        475        1.2500       9/20/08            -          2,786
                        Tenet Healthcare Corp.          Sell        870        1.6000       3/20/09            -        (35,216)
                        The Bear Stearns Cos.           Sell      2,090        2.3500       9/20/08            -         27,203
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP:

                        ABX.HE.AA.06-2 Index            Sell         85        0.1700       5/25/46       (7,003)        (8,499)
                        Capmark Financial
                        Group, Inc.                     Sell        535        0.9500       6/20/12            -        (52,015)
                        Citigroup, Inc.                 Sell        635        1.2500       9/20/08            -         (6,629)
                        Dole Food Co., Inc.             Sell        850        3.8800       9/20/08            -          1,869
                        First Data Corp.                Sell        545        1.1500       9/20/08            -         (7,539)
                        K. Hovnanian
                        Enterprises, Inc.               Sell        310        6.7500       9/20/08            -         (8,689)
                        Pulte Homes, Inc.               Sell        800        2.7500       9/20/09            -        (26,238)
                        Quebecor World, Inc.            Sell        255        3.0000       9/20/08            -          2,386
                        Sara Lee Corp.                   Buy        695        0.4190       9/20/12            -         (4,194)
                        Smurfit-Stone Container
                        Enterprises, Inc.               Sell        845        1.4500       9/20/08            -          3,735
                        Standard Pacific Corp.          Sell        425        6.6250       9/20/08            -        (27,627)
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International           Amkor Technology, Inc.          Sell         80        2.6500       9/20/08            -            792
--------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:

                        D.R. Horton, Inc.               Sell        850        4.2000      12/20/08            -           (494)
                        Morgan Stanley                  Sell      2,110        0.6400       9/20/08            -          6,275
                        Nortel Networks Corp.           Sell        135        1.8500       9/20/08            -            193
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:

                        ABX.HE.AA.06-2 Index            Sell         85        0.1700       5/25/46       (6,791)        (9,261)
                        ABX.HE.AA.06-2 Index            Sell        160        0.1700       5/25/46      (15,999)       (17,433)
                        Beazer Homes USA, Inc.          Sell        560        2.1500       6/20/08            -        (65,483)
                        CDX.NA.HY.8 Index               Sell        460        2.7500       6/20/12      (33,675)        (9,400)
                        CDX.NA.HY.8 Index               Sell      2,495        2.7500       6/20/12       20,255        (50,986)
                        CDX.NA.HY.8 Index               Sell      2,425        2.7500       6/20/12       22,431        (49,555)
                        CDX.NA.HY.8 Index                Buy      2,425        2.7500       6/20/14       32,131        101,595
                        CDX.NA.HY.8 Index                Buy      2,495        2.7500       6/20/14       35,883        104,528
                        Countrywide Home Loans,
                        Inc.                            Sell        435        0.7500       9/20/08            -        (15,303)
                        Countrywide Home Loans,
                        Inc.                            Sell      1,615        0.4200       6/20/09            -        (90,958)
                        El Paso Corp.                   Sell      1,060        0.5200       3/20/10            -        (10,110)
                        First Data Corp.                Sell        345        1.3500       9/20/08            -         (2,952)
                        Ford Motor Co.                   Buy          -        5.3000      12/20/08            -              -
                        Ford Motor Co.                  Sell        525        7.0500      12/20/16            -         28,150
                        Ford Motor Co.                   Buy          -        5.4000      12/20/08            -              -
                        Ford Motor Co.                  Sell      1,100        7.1500      12/20/16            -         64,622
                        General Motors Corp.            Sell        545        5.8000      12/20/16            -         24,943
                        General Motors Corp.             Buy        545        4.0000      12/20/08            -         (3,534)
                        General Motors Corp.            Sell        535        5.7500      12/20/16            -         23,027
                        General Motors Corp.             Buy        535        3.9500      12/20/08            -         (3,151)
                        Harrah's Operating Co.,
                        Inc.                            Sell        385        2.2000       9/20/08            -          2,006
                        Inco Ltd.                        Buy        550        0.6300       3/20/17            -         (3,151)
                        Inco Ltd.                        Buy        545        0.7000       3/20/17            -         (5,951)
                        J.C. Penney Co., Inc.           Sell        525        1.0700      12/20/17            -         (1,584)
                        K. Hovnanian
                        Enterprises, Inc.               Sell        270        1.8500       6/20/08            -        (13,334)
                        K. Hovnanian
                        Enterprises, Inc.               Sell        270        1.8500       6/20/08            -        (13,334)
                        Kohl's Corp.                     Buy        785        0.6600      12/20/17            -            (15)
                        Lennar Corp.                    Sell        535        2.9000      12/20/08            -         (4,319)
                        Residential Capital LLC         Sell      1,290        6.1200       9/20/08            -        (65,591)
                        Sara Lee Corp.                   Buy        890        0.4180       9/20/12            -         (7,885)


                        17 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                        The Kroger Co.                   Buy      1,110        0.4775       6/20/12             -        (9,027)
                        Toys "R" Us, Inc.               Sell        325        2.5500       9/20/08             -        (2,136)
                        Tribune Co.                     Sell        505        1.0000       6/20/08             -       (22,609)
                        Vale Overseas Ltd.              Sell        550        1.1000       3/20/17             -         2,252
                        Vale Overseas Ltd.              Sell        545        1.1700       3/20/17             -         4,956
                                                                                                      --------------------------
                                                                                                      $   156,772   $   (44,914)
                                                                                                      ==========================

INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using primarily quotations from counterparties, and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of September 30, 2007, the Fund had entered into the following interest rate swap agreements:

                    SWAP       NOTIONAL             PAID BY    RECEIVED BY   TERMINATION
            COUNTERPARTY         AMOUNT            THE FUND       THE FUND          DATE          VALUE
-------------------------------------------------------------------------------------------------------
                                                Three-Month
                                                    USD BBA
Deutsche Bank AG           $  4,300,000              LIBOR           5.529%      8/10/17  $     108,874

Index abbreviation is as follows:

BBA LIBOR       British Bankers' Association London-Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2007, the Fund had entered into the following total return swap agreements:


                        18 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                               NOTIONAL                                                      TERMINATION
       SWAP COUNTERPARTY         AMOUNT         PAID BY THE FUND      RECEIVED BY THE FUND         DATES          VALUE
------------------------------------------------------------------------------------------------------------------------
       Deutsche Bank AG:

                                                If negative, the    If positive, the Total
                                           absolute value of the      Return of the Lehman
                                                 Lehman Brothers        Brothers U.S. CMBS
                                              U.S. CMBS AAA 8.5+       AAA 8.5+ Index plus
                           $  2,900,000                    Index         27.5 basis points       11/1/07   $     20,000

                                                If negative, the    If positive, the Total
                                           absolute value of the      Return of the Lehman
                                                 Lehman Brothers        Brothers U.S. CMBS
                                              U.S. CMBS AAA 8.5+      AAA 8.5+ Index minus
                              2,300,000                    Index           45 basis points        2/1/08         14,473

                                                If negative, the    If positive, the Total
                                           absolute value of the      Return of the Lehman
                                                 Lehman Brothers        Brothers U.S. CMBS
                                              U.S. CMBS AAA 8.5+    AAA 8.5+ Index plus 60
                              6,680,000                    Index              basis points        2/1/08         47,878

                                                If negative, the    If positive, the Total
                                           absolute value of the      Return of the Lehman
                                                 Lehman Brothers        Brothers U.S. CMBS
                                              U.S. CMBS AAA 8.5+    AAA 8.5+ Index plus 25
                                610,000                    Index              basis points        2/1/08          4,194
------------------------------------------------------------------------------------------------------------------------
         Lehman Brothers
Special Financing, Inc.:

                                                If negative, the    If positive, the Total
                                           absolute value of the      Return of the Lehman
                                                 Lehman Brothers        Brothers U.S. CMBS
                                              U.S. CMBS AAA 8.5+       AAA 8.5+ Index plus
                              2,380,000                    Index         32.5 basis points       11/1/07         16,167

                                                If negative, the
                                           absolute value of the    If positive, the Total
                                                 Lehman Brothers      Return of the Lehman
                                              U.S. CMBS AAA 8.5+        Brothers U.S. CMBS
                              2,840,000                    Index            AAA 8.5+ Index        2/1/08        (18,526)

                                                If negative, the    If positive, the Total
                                           absolute value of the      Return of the Lehman
                                                 Lehman Brothers        Brothers U.S. CMBS
                                              U.S. CMBS AAA 8.5+    AAA 8.5+ Index plus 60
                              2,429,000                    Index              basis points        2/1/08         16,587

                                                If negative, the    If positive, the Total
                                           absolute value of the      Return of the Lehman
                                                 Lehman Brothers        Brothers U.S. CMBS
                                              U.S. CMBS AAA 8.5+      AAA 8.5+ Index minus
                              1,310,000                    Index           25 basis points        3/1/08          8,354
------------------------------------------------------------------------------------------------------------------------
                                                If negative, the    If positive, the Total
                                           absolute value of the      Return of the Lehman
                                                 Lehman Brothers        Brothers U.S. CMBS
                                              U.S. CMBS AAA 8.5+    AAA 8.5+ Index plus 60
                  UBS AG      3,036,000                    Index              basis points        2/1/08         21,546
                                                                                                           -------------
                                                                                                           $    130,673
                                                                                                           =============


                        19 | OPPENHEIMER BALANCED FUND/VA

Oppenheimer Balanced Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Abbreviation is as follows:

CMBS                Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                   $ 468,342,067
Federal tax cost of other investments                              (41,702,059)
                                                                 --------------
Total federal tax cost                                           $ 426,640,008
                                                                 ==============

Gross unrealized appreciation                                    $  80,471,499
Gross unrealized depreciation                                      (11,279,280)
                                                                 --------------
Net unrealized appreciation                                      $  69,192,219
                                                                 ==============


                        20 | OPPENHEIMER BALANCED FUND/VA



Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--5.3%
-----------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-1A,
Cl. A2, 5.556%, 4/20/08 1,2                                                                         $     640,000   $      639,620
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.611%, 5/25/34 2                                                               1,476,940        1,458,557
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 5.773%, 4/15/11 2                                                  4,930,000        4,904,876
-----------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series 2003-
C4, Cl. C4, 5%, 6/10/15                                                                                   310,000          292,063
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2005-WF2, Asset-Backed Pass-Through
Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 2                                                 237,095          236,578
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2002-4, Asset-Backed Certificates,
Series 2002-4, Cl. A1, 5.871%, 2/25/33 2                                                                   35,747           33,886
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-11, Asset-Backed Certificates,
Series 2005-11, Cl. AF2, 4.657%, 2/25/36                                                                  640,000          634,312
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 2                                                               670,000          662,607
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates,
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 2                                                               440,000          435,688
-----------------------------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations,
Series 2005-2, C. A4, 4.15%, 10/15/10                                                                     920,000          912,698
-----------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1, 5.798%, 1/20/35 2                                                    708,472          691,622
-----------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                                  744,469          743,997
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                                  533,753          529,430
-----------------------------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates, Series
2001-1A, Cl. A1, 8.33%, 4/25/31 3                                                                       2,361,188        2,349,831
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-WMC1, Mtg. Asset-Backed
Certificates, Series 2006-WMC1, Cl. A2B, 5.271%, 1/25/37 2                                                890,000          886,598
-----------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD,
0.274%, 1/25/29 3                                                                                       3,370,016          707,703
-----------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-2,
Cl. 2A2, 5.231%, 7/1/36 2                                                                               1,250,000        1,232,702
-----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 2                                                    99,758           99,402
-----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 2                                                     690,000          685,419
-----------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28                                                                 196,622          195,754
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-BNC3, Cl. A2, 5.171%, 9/25/36 2                                                             1,041,975        1,033,605
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series 2002-
AL1, Cl. B2, 3.45%, 2/25/32                                                                             2,437,465        2,068,572
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority, Asset-Backed Securities, Series 2001-A, 6.79%,
6/1/10                                                                                                  1,570,000        1,603,472
                                                                                                                    ---------------
Total Asset-Backed Securities (Cost $25,690,913)                                                                        23,038,992


                        1 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--79.3%
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--53.4%
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--53.2%
Fannie Mae Whole Loan, CMO Pass-Through Certificates, Trust 2004-W9, Cl.
2A2, 7%, 2/25/44                                                                                    $     536,391   $      558,496
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                                                          9,889,073        9,539,419
5%, 8/15/33                                                                                             4,128,033        3,952,031
6%, 7/15/17-3/15/33                                                                                     8,846,865        8,943,019
6.50%, 4/15/18-4/15/34                                                                                  1,275,560        1,309,064
7%, 5/15/29-3/15/35                                                                                     6,021,904        6,248,502
8%, 4/15/16                                                                                               593,861          627,824
9%, 8/15/22-5/15/25                                                                                       169,091          181,846
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg. Participation
Certificates, Series 3094, Cl. HS, 3.291%, 6/15/34 2                                                      425,507          433,736
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                                             31,477           31,434
Series 2006-11, Cl. PS, 5.752%, 3/25/36 2                                                                 681,495          708,587
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                     1,116,946        1,149,537
Series 2066, Cl. Z, 6.50%, 6/15/28                                                                      2,339,235        2,384,597
Series 2195, Cl. LH, 6.50%, 10/15/29                                                                    1,298,867        1,319,382
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                       455,762          471,383
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                     1,353,410        1,394,184
Series 2500, Cl. FD, 6.253%, 3/15/32 2                                                                    324,399          326,801
Series 2526, Cl. FE, 6.153%, 6/15/29 2                                                                    532,716          535,249
Series 2538, Cl. F, 6.353%, 12/15/32 2                                                                  3,124,701        3,149,179
Series 2551, Cl. FD, 6.153%, 1/15/33 2                                                                    410,300          411,818
Series 2676, Cl. KY, 5%, 9/15/23                                                                          552,000          519,720
Series 3025, Cl. SJ, 3.658%, 8/15/35 2                                                                    145,851          151,329
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. IO, 7.445%, 6/1/26 4                                                                      579,322          144,148
Series 183, Cl. IO, 5.135%, 4/1/27 4                                                                      884,451          219,221
Series 184, Cl. IO, 10.723%, 12/1/26 4                                                                    970,852          247,545
Series 192, Cl. IO, 11.573%, 2/1/28 4                                                                     234,240           60,077
Series 200, Cl. IO, 10.617%, 1/1/29 4                                                                     282,196           73,581
Series 2003-118, Cl. S, 8.002%, 12/25/33 4                                                              3,435,624          455,487
Series 2005-87, Cl. SE, (1.002)%, 10/25/35 4                                                            5,073,787          224,119
Series 2005-87, Cl. SG, 6.707%, 10/25/35 4                                                              5,098,853          326,643
Series 206, Cl. IO, (8.757)%, 12/1/29 4                                                                   566,483          157,369
Series 2130, Cl. SC, (5.224)%, 3/15/29 4                                                                  623,414           49,786
Series 216, Cl. IO, 11.766%, 12/1/31 4                                                                    369,115           92,236
Series 224, Cl. IO, 7.34%, 3/1/33 4                                                                     1,130,303          284,924
Series 243, Cl. 6, 9.324%, 12/15/32 4                                                                     699,408          177,055
Series 2796, Cl. SD, (6.097)%, 7/15/26 4                                                                1,000,591           80,140
Series 2802, Cl. AS, (3.83)%, 4/15/33 4                                                                 1,106,567           65,003
Series 2920, Cl. S, (10.235)%, 1/15/35 4                                                                3,646,979          189,550
Series 3000, Cl. SE, (11.239)%, 7/15/25 4                                                               4,344,519          181,277


                        2 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Series 3110, Cl. SL, 8.703%, 2/15/26 4                                                              $     600,656   $       24,174
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security:
Series 176, Cl. PO, 5.482%, 6/1/26 5                                                                      236,025          186,136
Series 192, Cl. PO, 6.729%, 2/1/28 5                                                                      234,239          180,134
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 9/25/18-8/25/20                                                                                 15,448,700       14,908,410
5%, 12/25/17-3/25/34                                                                                   40,213,220       39,142,261
5%, 10/1/21 6                                                                                           6,628,000        6,496,474
5%, 6/25/33 7                                                                                           4,258,782        4,081,883
5.50%, 10/25/19-1/25/34                                                                                30,341,988       29,859,650
5.50%, 10/1/21-10/1/36 6                                                                               17,585,832       17,262,517
6%, 5/25/29-11/25/33                                                                                   10,920,470       10,998,528
6%, 10/1/21 6                                                                                           3,752,000        3,801,830
6.50%, 3/25/11-11/25/31                                                                                10,835,635       11,132,866
7%, 11/25/17-7/25/35                                                                                    3,955,380        4,109,988
7.50%, 1/25/08-1/25/33                                                                                     25,150           26,333
8%, 5/25/17                                                                                                 6,240            6,555
8.50%, 7/25/32                                                                                             47,593           51,173
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1989-17, Cl. E, 10.40%, 4/25/19                                                                      59,114           63,871
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                                    1,353,500        1,406,038
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                                  1,159,849        1,203,627
Trust 1998-61, Cl. PL, 6%, 11/25/28                                                                       628,539          639,456
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                    859,539          891,940
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                        193,166          193,706
Trust 2001-74, Cl. QE, 6%, 12/25/31                                                                     1,894,189        1,923,322
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                                     583,883          599,516
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                       1,419,419        1,458,266
Trust 2003-130, Cl. CS, 3.838%, 12/25/33 2                                                                396,631          366,246
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                                   3,964,000        3,874,922
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                        681,967          676,120
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                     1,908,000        1,868,675
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                 1,120,000        1,091,096
Trust 2005-59, Cl. NQ, 4.047%, 5/25/35 2                                                                  735,255          686,576
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                  2,871,810        2,885,025
Trust 2006-46, Cl. SW, 5.385%, 6/25/36 2                                                                  516,427          531,022
Trust 2006-50, Cl. KS, 5.385%, 6/25/36 2                                                                1,135,297        1,108,170
Trust 2006-50, Cl. SA, 5.385%, 6/25/36 2                                                                1,450,760        1,421,593
Trust 2006-50, Cl. SK, 5.385%, 6/25/36 2                                                                  459,296          461,074
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                   3,390,972        3,405,436
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                                                   4,671,000        4,523,591
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-65, Cl. S, 6.436%, 11/25/31 4                                                                1,933,482          215,810
Trust 2001-81, Cl. S, 0.438%, 1/25/32 4                                                                   468,971           49,981
Trust 2002-47, Cl. NS, (0.243)%, 4/25/32 4                                                              1,216,085          117,575
Trust 2002-51, Cl. S, (0.127)%, 8/25/32 4                                                               1,116,370          108,871
Trust 2002-52, Cl. SD, (3.434)%, 9/25/32 4                                                              1,242,770          120,350


                        3 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2002-77, Cl. SH, 1.334%, 12/18/32 4                                                           $     577,346   $       57,927
Trust 2002-84, Cl. SA, 7.669%, 12/25/32 4                                                               1,699,808          166,744
Trust 2003-33, Cl. SP, 9.355%, 5/25/33 4                                                                1,745,312          222,366
Trust 2003-4, Cl. S, 7.308%, 2/25/33 4                                                                  1,119,244          132,002
Trust 2004-54, Cl. DS, (7.686)%, 11/25/30 4                                                               919,079           60,093
Trust 2005-19, Cl. SA, (4.891)%, 3/25/35 4                                                              9,221,726          518,612
Trust 2005-40, Cl. SA, (5.36)%, 5/25/35 4                                                               2,034,768          107,915
Trust 2005-6, Cl. SE, (3.467)%, 2/25/35 4                                                               2,614,824          130,233
Trust 2005-71, Cl. SA, (2.258)%, 8/25/25 4                                                              2,740,090          179,226
Trust 2006-33, Cl. SP, 10.711%, 5/25/36 4                                                               3,942,935          328,645
Trust 222, Cl. 2, 15.145%, 6/1/23 4                                                                     1,935,159          456,753
Trust 240, Cl. 2, 18.058%, 9/1/23 4                                                                     2,352,325          631,916
Trust 252, Cl. 2, 13.232%, 11/1/23 4                                                                    1,510,545          406,631
Trust 273, Cl. 2, 14.236%, 8/1/26 4                                                                       442,260          112,049
Trust 303, Cl. IO, (3.812)%, 11/1/29 4                                                                    249,391           67,247
Trust 319, Cl. 2, 12.335%, 2/1/32 4                                                                       413,785          103,391
Trust 321, Cl. 2, 7.311%, 4/1/32 4                                                                      4,550,173        1,150,221
Trust 331, Cl. 9, 8.942%, 2/1/33 4                                                                      1,053,353          250,652
Trust 334, Cl. 17, 22.837%, 2/1/33 4                                                                      727,380          182,403
Trust 339, Cl. 7, 8.595%, 7/1/33 4                                                                      3,686,574          851,869
Trust 342, Cl. 2, 9.918%, 9/1/33 4                                                                        254,129           64,990
Trust 344, Cl. 2, 8.039%, 12/1/33 4                                                                     7,221,607        1,848,933
Trust 345, Cl. 9, 8.716%, 1/1/34 4                                                                      1,480,878          345,122
Trust 362, Cl. 12, 6.807%, 8/1/35 4                                                                     1,990,620          455,778
Trust 362, Cl. 13, 6.827%, 8/1/35 4                                                                     1,105,161          254,108
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 5.452%, 9/25/23 5                                                        558,917          478,018
                                                                                                                    ---------------
                                                                                                                       231,099,929
-----------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National Mortgage Assn.:
7%, 1/30/09-5/29/09                                                                                        11,175           11,370
8.50%, 8/15/17-12/29/17                                                                                   250,683          268,132
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Series 2001-21, Cl. SB, (2.496)%, 1/16/27 4                                                               988,493           79,385
Series 2002-15, Cl. SM, (4.595)%, 2/16/32 4                                                             1,218,279           97,074
Series 2004-11, Cl. SM, (6.242)%, 1/17/30 4                                                               825,361           60,559
Series 2006-47, Cl. SA, 14.941%, 8/16/36  4                                                             6,139,463          375,302
                                                                                                                    ---------------
                                                                                                                           891,822
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--25.9%
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--10.6%
Asset Securitization Corp., Commercial Interest-Only Stripped Mtg.-Backed
Security, Series 1997-D4, Cl. PS1, 1.789%, 4/14/29 4                                                   14,266,295          596,440
-----------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates, Series
1996-MD6, Cl. A3, 7.546%, 11/13/29 2                                                                    1,200,000        1,200,605
-----------------------------------------------------------------------------------------------------------------------------------


                        4 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                $   2,100,000   $    2,071,734
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series 2004-
2, Cl. 2A1, 6.50%, 7/20/32                                                                              1,466,908        1,488,668
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                  1,155,903        1,166,632
-----------------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed
Pass-Through Certificates, Series 1997-CTL1, (5.676)%, 6/22/24 4                                       12,453,391          361,473
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed Pass-Through
Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                                                    460,000          459,092
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49 3                                               1,510,000        1,504,840
-----------------------------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Mtg. Pass-Through
Certificates, Series 2006-A5, Cl. 1A1, 5.531%, 10/25/36 2                                               3,164,603        3,137,752
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                                1,008,513        1,008,851
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                   306,787          307,227
-----------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust, Mtg. Pass-Through
Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                                  1,000,000          998,464
-----------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations, Series
2005-C3, Cl. A2, 4.853%, 7/10/45                                                                        1,190,000        1,184,801
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                                1,460,000        1,439,395
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                                1,290,000        1,293,178
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39 3                                                              4,250,000        4,263,048
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                                 510,000          503,996
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                               1,720,000        1,708,004
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                                590,000          588,928
Series 2006-CB14, Cl. A4, 5.481%, 12/12/44                                                              2,190,000        2,189,323
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                               1,040,000        1,059,211
-----------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                 1,430,000        1,426,692
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                                 1,700,000        1,703,177
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, Interest-Only
Stripped Mtg.-Backed Security, Series 1998-C1, Cl. IO, 5.628%, 2/18/30 4                               11,168,338          194,874
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1, Cl. A, 2.514%,
7/26/24 3                                                                                                 279,672          215,348
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 2                                                                   225,865          225,163
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                    1,610,898        1,614,573
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2003-QS1, Cl. A2, 5.75%, 1/25/33                                                                   794,015          797,311
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                                               1,364,057        1,367,745
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                     2,030,972        2,032,917
-----------------------------------------------------------------------------------------------------------------------------------


                        5 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Interest-Only Commercial
Mtg. Pass-Through Certificates, Series 1999-C1, Cl. X, (4.73)%, 5/18/32 4                           $ 265,365,570   $      445,443
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                     2,520,000        2,506,459
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                      355,000          355,235
-----------------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 2A1, 6.134%,
8/25/36 2                                                                                               4,516,705        4,550,089
                                                                                                                    ---------------
                                                                                                                        45,966,688
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING--1.8%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36 2                                       3,494,919        3,539,240
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2, Cl. 2A5, 5.095%, 3/25/36 2                                               4,081,911        4,048,610
                                                                                                                    ---------------
                                                                                                                         7,587,850
-----------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--9.0%
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2005-F, Cl. 2A3, 4.718%, 7/25/35 2                                                               2,864,892        2,836,600
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series 2006-
4, Cl. 2A1, 5.81%, 10/25/36 2                                                                           1,615,607        1,626,583
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 1A3A, 5.903%, 7/25/36 2,8                                            1,191,501        1,209,495
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2008-85CB, Cl. 2A3, 5.50%, 2/25/36                                                               1,790,000        1,750,541
Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35                                                               2,316,000        2,170,478
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates, Series
2007-HY1, Cl. 1A1, 5.702%, 4/25/37 2                                                                    2,916,089        2,916,350
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, CMO:
Series 2003-46, Cl. 1A2, 4.129%, 1/19/34 2                                                              2,092,763        2,100,524
Series 2005-HYB1, Cl. 5A1, 5.001%, 3/25/35 2                                                            2,705,376        2,652,114
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates:
Series 2005-AR4, Cl. 2A1, 5.295%, 7/19/35 2                                                             3,318,920        3,322,118
Series 2004-J4, Cl. A7, 5.50%, 9/25/34                                                                  1,660,000        1,570,160
-----------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates, Series
2005-AR7, Cl. 3A1, 5.161%, 11/25/35 2                                                                   4,653,065        4,640,702
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-Through
Certificates, Series 2007-2, Cl. 2A1, 6.009%, 6/25/37 2,6                                               3,930,463        4,007,781
-----------------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates, Series 2005-AR8, Cl. 2AB1, 5.57%,
7/25/45 2                                                                                                 133,237          132,811
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-AA Trust, Mtg. Pass-Through
Certificates, Series 2004-AA, Cl. 2A, 4.995%, 12/25/34 2                                                  950,891          942,504
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-S Trust, Mtg. Pass-Through
Certificates, Series 2004-S, Cl. A1, 3.539%, 9/25/34 2                                                    784,437          770,198
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR2, Cl. 2A2, 4.545%, 3/25/35 2                                                 595,495          589,322
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 2A2, 4.524%, 4/25/35 2                                                 984,564          974,314
-----------------------------------------------------------------------------------------------------------------------------------


                        6 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY CONTINUED
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust:
Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 4A1, 5.56%, 7/25/36 2                         $   1,944,174   $    1,935,395
Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 2A1, 5.645%, 7/25/36 2                            1,485,355        1,483,519
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR2. Cl. 2A6, 5.091%, 3/25/36 2                                                 775,151          771,080
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR6, Cl. 3A1, 5.094%, 3/25/36  2                                                869,982          867,568
                                                                                                                    ---------------
                                                                                                                        39,270,157
-----------------------------------------------------------------------------------------------------------------------------------
OTHER--0.0%
Salomon Brothers Mortgage Securities VI, Inc., Interest-Only Stripped Mtg.-
Backed Security, Series 1987-3, Cl. B, 74.26%, 10/23/17 4                                                   9,360            1,407
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VI, Inc., Principal-Only Stripped Mtg.-
Backed Security, Series1987-3, Cl. A, 5.858%, 10/23/17 5                                                   13,852           12,929
                                                                                                                    ---------------
                                                                                                                            14,336
-----------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--4.5%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                 2,334,691        2,362,736
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                                 2,171,212        2,211,375
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.424%, 6/25/36 2                                                1,110,000        1,099,328
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                                                   1,269,449        1,269,768
-----------------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates:
Series 2007-HY6, Cl. 2A1, 5.704%, 6/25/37 2                                                             2,746,733        2,723,773
Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 2                                                            4,316,275        4,296,716
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan, Trust, Mtg. Pass-Through Certificates,
2007-A, Cl. 1A8, 6%, 2/25/37                                                                            3,738,966        3,781,564
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2003-6 Trust, Mtg. Pass-Through
Certificates, Series 2003-6, Cl. 1A1, 5%, 6/25/18                                                       1,633,530        1,592,504
                                                                                                                    ---------------
                                                                                                                        19,337,764
                                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $343,584,916)                                                                  344,168,546
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.2%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.75%, 2/15/37 (Cost $855,469)                                                       876,000          864,845
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--22.0%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.5%
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.5%
Ford Motor Credit Co., 9.75% Sr. Unsec. Nts., 9/15/10                                                   3,860,000        3,939,412
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                                      1,660,000        1,632,879
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Manufacturing Alabama LLC, 5.30% Sr. Unsec. Nts.,
12/19/08 1                                                                                              1,115,000        1,113,587
                                                                                                                    ---------------
                                                                                                                         6,685,878
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
Caesars Entertainment, Inc., 7.50% Sr. Unsec. Nts., 9/1/09 3                                            2,250,000        2,307,267
-----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts., 10/1/09                                                             2,455,000        2,448,863
-----------------------------------------------------------------------------------------------------------------------------------


                        7 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Royal Caribbean Cruises Ltd., 7% Sr. Unsec. Unsub. Nts., 10/15/07 3                                 $     545,000   $      545,000
                                                                                                                    ---------------
                                                                                                                         5,301,130
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.5%
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09                                                            1,305,000        1,284,818
-----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
6.125% Nts., 1/15/14                                                                                    1,035,000          921,446
8% Sr. Nts., 2/1/09                                                                                       615,000          610,719
-----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                                            1,930,000        1,987,404
-----------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts., 7/15/09                                                                   825,000          770,381
-----------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 5.125% Sr. Unsec. Unsub. Nts., 4/1/09 8                                           865,000          735,250
                                                                                                                    ---------------
                                                                                                                         6,310,018
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Eastman Kodak Co., 3.625% Nts., Series A, 5/15/08 3                                                       247,000          240,825
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--4.0%
Belo Corp., 8% Sr. Unsec. Unsub. Nts., 11/1/08                                                          2,805,000        2,874,452
-----------------------------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                                       1,540,000        1,565,113
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11 8                                               1,370,000        1,256,524
-----------------------------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 4.375% Nts., 5/1/08 1                                                            2,015,000        2,002,741
-----------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.25% Sr. Unsec. Nts., 7/15/08                                                      1,635,000        1,643,175
-----------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr. Unsec. Nts., 10/1/08                                                      2,445,000        2,451,113
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr. Nts., 7/15/09 8                                                           480,000          496,368
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media LLC, 7.75% Sr. Nts., 7/15/09                                                              1,840,000        1,886,478
-----------------------------------------------------------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E, 10/6/08 3                                                            1,427,000        1,348,515
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                                                                         1,270,000        1,263,650
3.875% Sr. Unsec. Nts., 10/15/08                                                                          590,000          575,250
                                                                                                                    ---------------
                                                                                                                        17,363,379
-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.1%
Dillard's, Inc., 6.625% Unsec. Nts., 11/15/08                                                             515,000          507,919
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.1%
Gap, Inc. (The), 9.80% Unsub. Nts., 12/15/08 2                                                            466,000          492,321
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--0.7%
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31 8                                                        1,675,000        1,708,736
-----------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                        1,141,000        1,365,098
                                                                                                                    ---------------
                                                                                                                         3,073,834
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--2.3%
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.3%
Buckeye Partners LP, 4.625% Sr. Nts., 7/15/13                                                           2,255,000        2,121,678
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 6.50% Sr. Unsec. Nts., 6/1/08                                                              390,000          392,737
-----------------------------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP, 5.875% Sr. Unsec. Nts., 6/1/13                                1,560,000        1,570,249
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                                        1,185,000        1,245,362
-----------------------------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 1                                 1,049,351        1,005,774
-----------------------------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                                                   900,000          907,590
-----------------------------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                                       390,000          391,908
-----------------------------------------------------------------------------------------------------------------------------------


                        8 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Williams Cos., Inc. (The), Credit Linked Certificate Trust, 6.75% Nts., 4/15/09 3                   $   2,330,000   $    2,353,300
                                                                                                                    ---------------
                                                                                                                         9,988,598
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--7.0%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34 8                                         3,470,000        3,243,156
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.1%
Barclays Bank plc, 6.278% Perpetual Bonds 9                                                             4,750,000        4,179,810
-----------------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 1,9                                                     4,600,000        4,084,933
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 2                                                  3,000,000        2,851,674
-----------------------------------------------------------------------------------------------------------------------------------
Popular North America, Inc., 4.70% Nts., 6/30/09                                                        2,485,000        2,475,013
                                                                                                                    ---------------
                                                                                                                        13,591,430
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
SLM Corp., 4% Nts., 1/15/09                                                                             1,670,000        1,609,728
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.5%
Capmark Financial Group, Inc., 5.875% Nts., 5/10/12 1                                                   1,090,000          993,660
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                                          1,235,000        1,187,073
                                                                                                                    ---------------
                                                                                                                         2,180,733
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--2.2%
MBIA, Inc., 5.70% Sr. Unsec. Unsub. Nts., 12/1/34                                                       1,055,000          858,029
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/36 2                                                  3,565,000        3,401,071
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 1                                             2,400,000        2,953,219
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 1                                               2,035,000        2,500,232
                                                                                                                    ---------------
                                                                                                                         9,712,551
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.4%
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.4%
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                                       1,580,000        1,633,739
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.8%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.1%
Qwest Corp., 5.625% Unsec. Nts., 11/15/08                                                                 250,000          250,938
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15 8                                        1,465,000        1,490,016
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11                                                     1,780,000        2,006,233
                                                                                                                    ---------------
                                                                                                                         3,496,249
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.3%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Monongahela Power Co., 7.36% Unsec. Nts., Series A, 1/15/10                                             1,925,000        2,036,396
-----------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                                                     1,820,000        1,861,349
                                                                                                                    ---------------
                                                                                                                         3,897,745
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--1.0%
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 2,3                                            1,180,000        1,209,500
-----------------------------------------------------------------------------------------------------------------------------------
TXU Energy Co. LLC:
6.125% Nts., 3/15/08                                                                                    1,430,000        1,439,735
6.194% Sr. Nts., 9/16/08  1,2                                                                           1,695,000        1,697,944
                                                                                                                    ---------------
                                                                                                                         4,347,179


                        9 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
PSEG Funding Trust I, 5.381% Nts., 11/16/07                                                         $   1,835,000   $    1,832,390
                                                                                                                    ---------------
Total Corporate Bonds and Notes (Cost $96,897,347)                                                                      95,759,740

                                                                                                            UNITS
-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10 (Cost $14,872)                                                  5,408              189
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $467,043,517)                                                                 463,832,312
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.2% 11
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED FLOATING NOTE--0.3%
Whitehawk CDO Funding Corp., 5.74%, 12/17/07                                                        $   1,500,000        1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.9%
Undivided interest of 0.37% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,425,000) with
Bank of America NA, 5.10%, dated 9/28/07, to be repurchased at $3,749,811 on 10/1/07, collateralized by U.S. Agency Mortgages, 5%-5.50%, 5/1/33-
6/1/35, with a value of $1,020,000,000                                                                  3,748,218        3,748,218
                                                                                                                    ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $5,248,218)                                5,248,218
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $472,291,735)                                                             108.0%     469,080,530
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                        (8.0)     (34,903,051)

                                                                                                    -------------------------------
NET ASSETS                                                                                                  100.0%  $  434,177,479
                                                                                                    ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $16,991,710 or 3.91% of the Fund's net assets as of September 30, 2007.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $17,045,177, which represents 3.93% of the Fund's net assets. See accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $14,962,705 or 3.45% of the Fund's net assets as of September 30, 2007.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $857,217 or 0.20% of the Fund's net assets as of September 30, 2007.

6. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See accompanying Notes.

7. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $509,517. See accompanying Notes.

8. Partial or fully-loaned security. See accompanying Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. Non-income producing security.

11. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                       10 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. There were no affiliate securities held by the Fund as of September 30, 2007. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                   SHARES         GROSS         GROSS               SHARES
                                                        DECEMBER 31, 2006     ADDITIONS    REDUCTIONS   SEPTEMBER 30, 2007
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E              4,562,502   225,432,653   229,995,155                    -

                                                                                                                  DIVIDEND
                                                                                                                    INCOME
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                                           $     487,300

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Fund had purchased $45,704,530 of securities issued on a when-issued basis or forward commitment and sold $13,985,258 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each


                       11 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.


                       12 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                                    UNREALIZED
                                  EXPIRATION   NUMBER OF      VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                   DATES   CONTRACTS   SEPTEMBER 30, 2007   (DEPRECIATION)
-----------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                     12/19/07         549   $       61,127,719   $      223,506
U.S. Treasury Nts., 5 yr.           12/31/07         187           20,014,844          128,017
                                                                                --------------
                                                                                       351,523
                                                                                --------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.           12/31/07         527          109,113,703         (417,777)
U.S. Treasury Nts., 10 yr.          12/19/07         302           33,002,938         (112,191)
                                                                                --------------
                                                                                      (529,968)
                                                                                --------------
                                                                                $     (178,445)
                                                                                ==============

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.


                       13 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of September 30, 2007 is as follows:

                                                               NOTIONAL
                                             BUY/SELL CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION           PREMIUM
COUNTERPARTY           REFERENCE ENTITY           PROTECTION     (000s)    FIXED RATE         DATES   PAID/(RECEIVED)         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Barclays Bank
plc:
                       Beazer Homes
                       USA, Inc.                        Sell   $    570        2.1000%      6/20/08   $             -   $   (41,306)
                       Capmark Financial
                       Group, Inc.                      Sell        950        1.0000       6/20/12                 -       (82,744)
                       Countrywide
                       Home Loans, Inc.                 Sell      1,250        0.7500       9/20/08                 -       (49,151)

                       Lear Corp.                       Sell      1,605        1.0000       6/20/08                 -         4,313
                       Lehman Brothers
                       Holdings, Inc.                   Sell      2,050        0.4900       9/20/10                 -       (14,378)
                       Merrill Lynch &
                       Co., Inc.                        Sell      4,265        0.6800       9/20/08                 -        14,447

                       Toys "R" Us, Inc.                Sell      1,000        1.4500       9/20/08                 -       (12,635)
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:

                       ArvinMeritor, Inc.               Sell      1,635        1.5500       9/20/08                 -         2,205

                       Belo Corp.                        Buy      3,065        0.9000       6/20/13                 -        48,499
                       CDX.NA.HY.8
                       Index                            Sell      1,890        2.7500       6/20/12            15,264       (40,204)
                       CDX.NA.HY.8
                       Index                             Buy      1,890        2.7500       6/20/14            27,261        85,219
                       CDX.NA.HY.8
                       Index                            Sell        905        2.7500       6/20/12           (72,394)      (19,251)
                       CDX.NA.HY.8-V1
                       Index                            Sell      4,730        2.7500       6/20/12            26,639      (100,616)
                       CDX.NA.HY.8-V1
                       Index                             Buy      4,730        2.7500       6/20/14            85,698       213,275
                       Freescale
                       Semiconductor,
                       Inc.                             Sell      1,085        0.7500       3/20/08                 -        (6,755)
                       Freescale
                       Semiconductor,
                       Inc.                             Sell        975        0.6000       3/20/08                 -        (6,795)


                       14 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                       Intelsat Ltd.                    Sell      1,075        3.4500       9/20/08                 -         1,543
                       Quebecor World,
                       Inc.                             Sell      1,175        2.6000       9/20/08                 -         9,761

                       Rite Aid Corp.                   Sell      1,595        0.8750       6/20/08                 -       (18,234)

                       Saks, Inc.                       Sell      1,715        2.0000       9/20/08                 -        14,514
                       The Goodyear Tire
                       & Rubber Co.                     Sell      1,640        1.5500       9/20/08                 -        16,742
                       Univision
                       Communications,
                       Inc.                             Sell        490        0.7500       3/20/08                 -        (1,199)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche
Bank AG:
                       ABX.HE.AA.06-2
                       Index                            Sell        450        0.1700       5/25/46           (53,996)      (47,263)
                       Allied Waste
                       North America,
                       Inc.                             Sell        990        2.0000       9/20/09                 -         7,239
                       Allied Waste
                       North America,
                       Inc.                             Sell        630        2.0000       9/20/09                 -         4,607
                       CDX.NA.HY.8
                       Index                            Sell      1,010        2.7500       6/20/12           (69,522)      (21,860)
                       CDX.NA.HY.8
                       Index                            Sell        905        2.7500       6/20/12           (78,546)      (19,587)
                       CDX.NA.HY.8
                       Index                            Sell        905        2.7500       6/20/12           (54,790)      (19,587)
                       CDX.NA.HY.8
                       Index                            Sell        455        2.7500       6/20/12           (36,612)       (9,848)
                       CDX.NA.HY.8
                       Index                            Sell      4,745        2.7500       6/20/12            33,380      (102,696)
                       CDX.NA.HY.8
                       Index                             Buy      4,745        2.7500       6/20/14            73,383       221,543
                       CDX.NA.HY.8
                       Index                            Sell      4,730        2.7500       6/20/12            22,599      (102,372)
                       CDX.NA.HY.8
                       Index                             Buy      4,730        2.7500       6/20/14            92,695       220,843
                       CDX.NA.HY.8
                       Index                            Sell      4,710        2.7500       6/20/12            29,830      (101,939)
                       CDX.NA.HY.8
                       Index                             Buy      4,710        2.7500       6/20/14            79,089       219,909
                       CDX.NA.HY.8
                       Index                            Sell      2,790        2.7500       6/20/12            25,808       (60,384)
                       CDX.NA.HY.8
                       Index                             Buy      2,790        2.7500       6/20/14            36,968       130,264

                       Centex Corp.                     Sell        355        1.5500       9/20/09                 -       (11,298)
                       Countrywide
                       Home Loans, Inc.                 Sell      1,150        3.2500       9/20/08                 -       (18,735)

                       Dillard's, Inc.                  Sell        420        0.7500       9/20/08                 -        (4,425)
                       Dow Jones
                       CDX.NA.IG.7 Index                 Buy      3,600        0.4000      12/20/11               370        20,959
                       Eastman Kodak
                       Co.                              Sell      1,390        1.0000      12/20/08                 -        13,762


                       15 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                       Georgia-Pacific
                       Corp.                            Sell      1,635        1.7500       9/20/08                 -        18,664

                       Intelsat Ltd.                    Sell        430        2.8500       9/20/08                 -         1,927
                       Lehman Brothers
                       Holdings, Inc.                   Sell      2,230        1.4100       9/20/08                 -        12,990

                       Levi Strauss & Co.               Sell        935        1.0000       9/20/08                 -         2,267

                       Levi Strauss & Co.               Sell        700        0.9000       9/20/08                 -         1,005

                       MBIA, Inc.                       Sell      1,025        0.5200       9/20/08                 -       (10,619)

                       MBIA, Inc.                       Sell      1,020        0.6000       9/20/08                 -        (9,806)

                       Owens-Illinois, Inc.             Sell        900        1.2500       9/20/08                 -         5,279
                       Tenet Healthcare
                       Corp.                            Sell      1,635        1.6000       3/20/09                 -       (66,181)
                       The Bear Stearns
                       Cos., Inc.                       Sell      4,195        2.3500       9/20/08                 -        54,600
------------------------------------------------------------------------------------------------------------------------------------
Goldman
Sachs Capital
Markets LP:
                       ABX.HE.AA.06-2
                       Index                            Sell        155        0.1700       5/25/46           (12,771)      (15,498)
                       Capmark Financial
                       Group, Inc.                      Sell      1,035        0.9500       6/20/12                 -      (100,628)

                       First Data Corp.                 Sell      1,020        1.1500       9/20/08                 -       (14,111)
------------------------------------------------------------------------------------------------------------------------------------
Goldman
Sachs
International:
                       Amkor
                       Technology, Inc.                 Sell        155        2.6500       9/20/08                 -         1,535

                       Citigroup, Inc.                  Sell      1,315        1.2500       9/20/08                 -       (13,728)

                       Dole Food Co., Inc.              Sell      1,645        3.8800       9/20/08                 -         3,617
                       K. Hovnanian
                       Enterprises, Inc.                Sell        635        6.7500       9/20/08                 -       (17,799)

                       Pulte Homes, Inc.                Sell      1,625        2.7500       9/20/09                 -       (53,295)
                       Quebecor World,
                       Inc.                             Sell        495        3.0000       9/20/08                 -         4,631

                       Sara Lee Corp.                    Buy      1,370        0.4190       9/20/12                 -        (8,267)
                       Smurfit-Stone
                       Container
                       Enterprises, Inc.                Sell      1,640        1.4500       9/20/08                 -         7,248
                       Standard Pacific
                       Corp.                            Sell        845        6.6250       9/20/08                 -       (54,930)
------------------------------------------------------------------------------------------------------------------------------------


                       16 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Lehman
Brothers
Special
Financing
Inc.:
                       D.R. Horton, Inc.                Sell      1,705        4.2000      12/20/08                 -          (992)

                       Morgan Stanley                   Sell      4,275        0.6400       9/20/08                 -        12,714
                       Nortel Networks
                       Corp.                            Sell        265        1.8500       9/20/08                 -           378
------------------------------------------------------------------------------------------------------------------------------------
Morgan
Stanley
Capital
Services, Inc.:
                       ABX.HE.AA.06-2
                       Index                            Sell        155        0.1700       5/25/46           (12,383)      (16,888)
                       ABX.HE.AA.06-2
                       Index                            Sell        300        0.1700       5/25/46           (29,999)      (32,686)
                       Beazer Homes
                       USA, Inc.                        Sell      1,040        2.1500       6/20/08                 -      (121,612)
                       CDX.NA.HY.8
                       Index                            Sell        885        2.7500       6/20/12           (57,869)      (18,085)
                       CDX.NA.HY.8
                       Index                            Sell      4,650        2.7500       6/20/12            37,749       (95,024)
                       CDX.NA.HY.8
                       Index                             Buy      4,650        2.7500       6/20/14            66,876       194,812
                       CDX.NA.HY.8
                       Index                            Sell      4,340        2.7500       6/20/12            40,145       (88,689)
                       CDX.NA.HY.8
                       Index                             Buy      4,340        2.7500       6/20/14            57,505       181,824
                       Countrywide
                       Home Loans, Inc.                 Sell        800        0.7500       9/20/08                 -       (28,143)
                       Countrywide
                       Home Loans, Inc.                 Sell      3,070        0.4200       6/20/09                 -      (172,905)

                       El Paso Corp.                    Sell      2,050        0.5200       3/20/10                 -       (19,553)

                       First Data Corp.                 Sell        620        1.3500       9/20/08                 -        (5,305)

                       Ford Motor Co.                   Sell      2,065        7.1500      12/20/16                 -       121,312

                       Ford Motor Co.                   Sell        980        7.0500      12/20/16                 -        52,547
                       General Motors
                       Corp.                            Sell      1,035        5.8000      12/20/16                 -        47,368
                       General Motors
                       Corp.                             Buy      1,035        4.0000      12/20/08                 -        (6,712)
                       General Motors
                       Corp.                            Sell      1,000        5.7500      12/20/16                 -        43,042
                       General Motors
                       Corp.                             Buy      1,000        3.9500      12/20/08                 -        (5,890)
                       Harrah's Operating
                       Co., Inc.                        Sell        720        2.2000       9/20/08                 -         3,751

                       Inco Ltd.                         Buy      1,030        0.7000       3/20/17                 -       (11,247)

                       Inco Ltd.                         Buy      1,015        0.6300       3/20/17                 -        (5,814)
                       J.C. Penney Co.,
                       Inc.                             Sell      1,060        1.0700      12/20/17                 -        (3,197)
                       K. Hovnanian
                       Enterprises, Inc.                Sell        500        1.8500       6/20/08                 -       (24,692)


                       17 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                       K. Hovnanian
                       Enterprises, Inc.                Sell        500        1.8500       6/20/08                 -       (24,692)

                       Kohl's Corp.                      Buy      1,590        0.6600      12/20/17                 -           (29)

                       Lennar Corp.                     Sell      1,210        2.9000      12/20/08                 -        (9,767)
                       Residential Capital
                       LLC                              Sell      2,455        6.1200       9/20/08                 -      (124,826)

                       Sara Lee Corp.                    Buy      1,760        0.4180       9/20/12                 -       (15,594)

                       The Kroger Co.                    Buy      2,065        0.4775       6/20/12                 -       (16,794)

                       Toys "R" Us, Inc.                Sell        640        2.5500       9/20/08                 -        (4,206)

                       Tribune Co.                      Sell      1,000        1.0000       6/20/08                 -       (44,770)

                       Vale Overseas Ltd.               Sell      1,030        1.1700       3/20/17                 -         9,366

                       Vale Overseas Ltd.               Sell      1,015        1.1000       3/20/17                 -         4,156
                                                                                                      ------------------------------
                                                                                                      $       272,377   $  (141,559)
                                                                                                      ==============================

INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using primarily quotations from counterparties, and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of September 30, 2007, the Fund had entered into the following interest rate swap agreements:

                             NOTIONAL     PAID BY   RECEIVED BY   TERMINATION
COUNTERPARTY                   AMOUNT    THE FUND      THE FUND         DATES         VALUE
--------------------------------------------------------------------------------------------
                                           Three-
Credit Suisse                           Month USD
International            $  4,580,000   BBA LIBOR         5.428%       8/7/17   $    82,027
--------------------------------------------------------------------------------------------
                                           Three-
                                        Month USD
Deutsche Bank AG            3,870,000   BBA LIBOR         5.445        8/8/17        72,857
                                                                                -----------
                                                                                $   154,884
                                                                                ===========


                       18 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Index abbreviation is as follows:

BBA LIBOR      British Bankers' Association London-Interbank Offered Rate

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2007, the Fund had entered into the following total return swap agreements:

                               NOTIONAL                                                     TERMINATION
COUNTERPARTY                     AMOUNT         PAID BY THE FUND      RECEIVED BY THE FUND        DATES          VALUE
-----------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                                                                   If positive, the Total
                                                If negative, the     Return of the Lehman
                                           absolute value of the       Brothers U.S. CMBS
                                            Lehman Brothers U.S.      AAA 8.5+ Index plus
                           $  4,800,000      CMBS AAA 8.5+ Index        27.5 basis points       11/1/07   $     33,104

                                                                   If positive, the Total
                                                If negative, the     Return of the Lehman
                                           absolute value of the       Brothers U.S. CMBS
                                            Lehman Brothers U.S.     AAA 8.5+ Index minus
                              4,420,000      CMBS AAA 8.5+ Index          45 basis points        2/1/08         27,812

                                                                   If positive, the Total
                                                If negative, the     Return of the Lehman
                                           absolute value of the       Brothers U.S. CMBS
                                            Lehman Brothers U.S.   AAA 8.5+ Index plus 60
                             13,160,000      CMBS AAA 8.5+ Index             basis points        2/1/08         94,323

                                                                   If positive, the Total
                                                If negative, the     Return of the Lehman
                                           absolute value of the       Brothers U.S. CMBS
                                            Lehman Brothers U.S.   AAA 8.5+ Index plus 25
                              1,180,000      CMBS AAA 8.5+ Index             basis points        2/1/08          8,113
-----------------------------------------------------------------------------------------------------------------------


                       19 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Lehman Brothers
Special Financing, Inc.:
                                                                   If positive, the Total
                                                If negative, the     Return of the Lehman
                                           absolute value of the       Brothers U.S. CMBS
                                            Lehman Brothers U.S.      AAA 8.5+ Index plus
                              4,410,000      CMBS AAA 8.5+ Index        32.5 basis points       11/1/07         29,956

                                                If negative, the   If positive, the Total
                                           absolute value of the     Return of the Lehman
                                            Lehman Brothers U.S.       Brothers U.S. CMBS
                              5,450,000      CMBS AAA 8.5+ Index           AAA 8.5+ Index        2/1/08        (35,551)

                                                                   If positive, the Total
                                                If negative, the     Return of the Lehman
                                           absolute value of the       Brothers U.S. CMBS
                                            Lehman Brothers U.S.   AAA 8.5+ Index plus 60
                              4,785,000      CMBS AAA 8.5+ Index             basis points        2/1/08         32,676

                                                                   If positive, the Total
                                                If negative, the     Return of the Lehman
                                           absolute value of the       Brothers U.S. CMBS
                                            Lehman Brothers U.S.     AAA 8.5+ Index minus
                              2,860,000      CMBS AAA 8.5+ Index          25 basis points        3/1/08         18,239
-----------------------------------------------------------------------------------------------------------------------

                                                                   If positive, the Total
                                                If negative, the     Return of the Lehman
                                           absolute value of the       Brothers U.S. CMBS
Morgan Stanley                              Lehman Brothers U.S.       AAA 8.5+Index plus
Capital Services, Inc.          900,000      CMBS AAA 8.5+ Index         110 basis points       1/31/08          6,737
-----------------------------------------------------------------------------------------------------------------------

                                                                   If positive, the Total
                                                If negative, the     Return of the Lehman
                                           absolute value of the       Brothers U.S. CMBS
                                            Lehman Brothers U.S.   AAA 8.5+ Index plus 60
UBS AG                        5,981,000      CMBS AAA 8.5+ Index             basis points        2/1/08         42,446
                                                                                                          -------------
                                                                                                          $    257,855
                                                                                                          =============

Abbreviation is as follows:

CMBS           Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining


                       20 | OPPENHEIMER CORE BOND FUND/VA

Oppenheimer Core Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2007, the Fund had on loan securities valued at $5,124,358, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $5,248,218 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities            $  472,642,298
Federal tax cost of other investments        (60,523,256)
                                          ---------------
Total federal tax cost                    $  412,119,042
                                          ===============

Gross unrealized appreciation             $    7,490,509
Gross unrealized depreciation                (11,231,919)
                                          ---------------
Net unrealized depreciation               $   (3,741,410)
                                          ===============


                       21 | OPPENHEIMER CORE BOND FUND/VA



Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 5.311%, 11/25/35 1                                      $       530,000    $       526,833
-----------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates, Series 2005-
1A, Cl. A2, 5.556%, 4/20/08 1,2                                                                         200,000            199,881
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.611%, 5/25/34 1                                                               924,857            913,346
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates,
Series 2006-M3, Cl. A2B, 5.231%, 9/25/36 1                                                              530,000            521,474
-----------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through Certificates,
Series 2006-W5, Cl. A2B, 5.231%, 5/26/36 1                                                              810,000            802,482
-----------------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2006-A, Automobile Asset-Backed Securities,
Series 2006-A, Cl. A2, 5.30%, 5/26/09                                                                   614,322            613,829
-----------------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 5.773%, 4/15/11 1                                                8,120,000          8,078,619
-----------------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates, Series
2006-A, Cl. AV2, 5.231%, 5/16/36 1                                                                    1,180,000          1,171,646
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2005-WF2, Asset-Backed Pass-
Through Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                                        26,780             26,722
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed Pass-
Through Certificates, Series 2006-WFH3, Cl. A2, 5.231%, 10/31/36 1,3                                    730,000            717,266
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                             1,530,000          1,513,118
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates:
Series 2005-17, Cl. 1AF1, 5.331%, 5/25/36 1                                                             121,770            121,575
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                             250,000            247,550
-----------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 5.251%, 12/25/29 1                                             1,050,000          1,027,782
-----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2006-C, Cl. A2, 5.33%, 5/8/09                                                                    893,442            893,364
-----------------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series
2000-A, Cl. B, 8/15/25 3,4,5                                                                          1,820,063             18,201
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.341%, 11/25/35 1                                            1,500,000          1,478,749
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.221%, 7/25/36 1                                             1,000,000            981,458
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.181%, 5/15/36 1                                               249,896            248,795
-----------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 5.241%, 7/7/36 1                                                430,000            420,595
-----------------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                     21,412             21,399
-----------------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan Pass-Through
Certificates:
Series 2005-3, Cl. A1, 5.798%, 1/20/35 1                                                                297,101            290,035
Series 2006-4, Cl. A2V, 5.606%, 3/20/36 1,3                                                             440,000            433,995
-----------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                                336,784            336,570


                     1 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                       $       225,461    $       225,477
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                                207,748            206,066
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 5.231%, 8/25/36 1                                             1,310,000          1,285,295
-----------------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl. ECFD,
0.274%, 1/25/29 3                                                                                        66,744             14,016
-----------------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2006-
2, Cl. 2A2, 5.231%, 7/1/36 1                                                                          3,480,000          3,431,841
-----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1                                                  32,797             32,680
-----------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                                   400,000            397,344
-----------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28                                                  87,825             87,437
-----------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 5.211%, 7/25/36 1                                                307,122            306,030
-----------------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-
Through Certificates, Series 2006-KS7, Cl. A2, 5.231%, 9/25/36 1                                      1,070,000          1,051,767
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity Asset-
Backed Obligations, Series 2005-BC3, Cl. A2B, 5.381%, 6/25/36 1                                       1,528,317          1,523,341
-----------------------------------------------------------------------------------------------------------------------------------
Start CLO Ltd., Asset-Backed Credit Linked Securities, Series 2006-3A, Cl. F,
22.36%, 6/7/11 1,3                                                                                      950,000            950,000
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 5.191%, 4/25/36 1                                                                672,506            670,513
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series
2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                                       130,321            130,527
-----------------------------------------------------------------------------------------------------------------------------------
Taganka Car Loan Finance plc, Automobile Asset-Backed Certificates,
Series 2006-1A, Cl. C, 8.62%, 11/14/13 1,3                                                              655,000            655,000
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust, Home
Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 5.42%, 7/25/36 1                             1,000,000            988,326
                                                                                                                   ----------------
Total Asset-Backed Securities (Cost $35,705,302)                                                                        33,560,944

-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--22.0%
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--18.2%
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--17.9%
Federal Home Loan Mortgage Corp.:
4.50%, 12/15/18-7/15/19                                                                               4,059,394          3,917,545
5%, 9/15/33                                                                                           3,471,613          3,323,597
6%, 5/15/18-3/15/33                                                                                   6,245,256          6,301,020
6.50%, 3/15/18-6/15/35                                                                                7,276,096          7,467,142
7%, 3/15/31-10/15/31                                                                                    494,133            513,163
7.50%, 4/25/36                                                                                        1,605,822          1,684,365
11%, 11/15/14                                                                                             9,129              9,394
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 1897, Cl. K, 7%, 9/15/26                                                                       2,237,503          2,287,223
Series 2191, Cl. MF, 6.353%, 12/17/27 1                                                                  10,395             10,400
Series 2410, Cl. PF, 6.733%, 2/15/32 1,6                                                              3,541,776          3,619,662
Series 2435, Cl. EQ, 6%, 5/15/31                                                                      1,826,984          1,845,224
Series 2453, Cl. BD, 6%, 5/15/17                                                                        313,385            322,233


                     2 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Series 2641, Cl. CE, 3.50%, 9/15/25                                                             $       894,665    $       880,711
Series 2727, Cl. UA, 3.50%, 10/15/22                                                                    459,627            455,070
Series 2736, Cl. DB, 3.30%, 11/15/26                                                                  4,095,841          4,007,487
Series 2777, Cl. PJ, 4%, 5/15/24                                                                        491,225            487,605
Series 2934, Cl. NA, 5%, 4/15/24                                                                      1,371,077          1,371,441
Series 3094, Cl. HS, 3.291%, 6/15/34 1                                                                  567,343            578,314
Series 3105, Cl. BD, 5.50%, 1/15/26                                                                   1,500,000          1,479,460
Series 3138, Cl. PA, 5.50%, 2/15/27                                                                   5,752,388          5,788,663
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                                                   1,940,611          2,030,832
Series 151, Cl. F, 9%, 5/15/21                                                                           47,214             47,150
Series 1674, Cl. Z, 6.75%, 2/15/24                                                                    1,418,884          1,482,024
Series 2002-66, Cl. FG, 6.131%, 9/25/32 1                                                             2,448,391          2,474,349
Series 2002-84, Cl. FB, 6.131%, 12/25/32 1                                                            2,448,392          2,502,049
Series 2003-11, Cl. FA, 6.131%, 9/25/32 1                                                             2,448,311          2,504,498
Series 2006-11, Cl. PS, 5.752%, 3/25/36 1                                                               821,482            854,139
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                                     992,841          1,021,811
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                                     175,491            180,039
Series 2080, Cl. Z, 6.50%, 8/15/28                                                                      113,112            116,762
Series 2106, Cl. FG, 6.203%, 12/15/28 1                                                               2,502,797          2,511,061
Series 2116, Cl. ZA, 6%, 1/15/29                                                                      1,118,587          1,140,816
Series 2135, Cl. OH, 6.50%, 3/15/29                                                                   1,457,326          1,511,983
Series 2173, Cl. Z, 6.50%, 7/15/29                                                                      844,588            876,288
Series 2195, Cl. LH, 6.50%, 10/15/29                                                                  1,038,402          1,054,803
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                                     180,858            187,057
Series 2344, Cl. FP, 6.703%, 8/15/31 1                                                                  754,501            766,470
Series 2351, Cl. PZ, 6.50%, 8/15/31                                                                   1,171,901          1,199,726
Series 2368, Cl. PR, 6.50%, 10/15/31                                                                    725,616            750,422
Series 2387, Cl. PD, 6%, 4/15/30                                                                          5,011              5,001
Series 2412, Cl. GF, 6.703%, 2/15/32 1                                                                1,745,150          1,781,957
Series 2449, Cl. FL, 6.303%, 1/15/32 1                                                                  986,912            995,425
Series 2451, Cl. FD, 6.753%, 3/15/32 1                                                                  551,057            563,132
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                                   1,630,276          1,679,391
Series 2464, Cl. FI, 6.753%, 2/15/32 1                                                                  567,145            580,533
Series 2470, Cl. AF, 6.753%, 3/15/32 1                                                                  945,808            967,558
Series 2470, Cl. LF, 6.753%, 2/15/32 1                                                                  580,391            596,472
Series 2471, Cl. FD, 6.753%, 3/15/32 1                                                                1,050,798          1,079,925
Series 2477, Cl. FZ, 6.303%, 6/15/31 1                                                                2,150,923          2,171,020
Series 2500, Cl. FD, 6.253%, 3/15/32 1                                                                   54,484             54,888
Series 2517, Cl. GF, 6.753%, 2/15/32 1                                                                  504,620            516,933
Series 2526, Cl. FE, 6.153%, 6/15/29 1                                                                   81,277             81,663
Series 2551, Cl. FD, 6.153%, 1/15/33 1                                                                   62,557             62,788
Series 2676, Cl. KY, 5%, 9/15/23                                                                      3,843,000          3,618,268
Series 2691, Cl. MG, 4.50%, 10/15/33                                                                  6,806,400          6,030,030
Series 2939, Cl. PE, 5%, 2/15/35                                                                      1,585,000          1,460,370
Series 3025, Cl. SJ, 3.658%, 8/15/35 1                                                                1,029,058          1,067,709
Series 3035, Cl. DM, 5.50%, 11/15/25                                                                  4,252,130          4,271,621


                     3 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 177, Cl. IO, 7.891%, 7/1/26 7                                                            $       207,950    $        53,158
Series 192, Cl. IO, 11.410%, 2/1/28 7                                                                    54,357             13,941
Series 200, Cl. IO, 10.462%, 1/1/29 7                                                                    65,694             17,129
Series 2003-118, Cl. S, 8.002%, 12/25/33 7                                                            1,388,178            184,042
Series 2003-13, Cl. IO, 9.253%, 3/25/33 7                                                             1,181,662            298,141
Series 2003-26, Cl. DI, 5.133%, 4/25/33 7                                                               938,757            216,641
Series 2005-87, Cl. SE, 0.183%, 10/25/35 7                                                           13,072,324            577,431
Series 2005-87, Cl. SG, 6.707%, 10/25/35 7                                                            3,509,172            224,805
Series 205, Cl. IO, 4.350%, 9/1/29 7                                                                    278,146             73,885
Series 2074, Cl. S, (2.988)%, 7/17/28 7                                                                  69,477              4,715
Series 2079, Cl. S, (4.715)%, 7/17/28 7                                                                 111,776              7,830
Series 208, Cl. IO, (21.796)%, 6/1/30 7                                                                 309,903             82,752
Series 2136, Cl. SG, 6.273%, 3/15/29 7                                                                3,014,490            232,010
Series 216, Cl. IO, 11.766%, 12/1/31 7                                                                  298,993             74,713
Series 2177, Cl. S, 4.230%, 8/15/29 7                                                                 3,331,424            324,798
Series 224, Cl. IO, 7.339%, 3/1/33 7                                                                  1,424,634            359,118
Series 2399, Cl. SG, (0.171)%, 12/15/26 7                                                             1,817,382            154,967
Series 243, Cl. 6, 9.324%, 12/15/32 7                                                                   880,736            222,958
Series 2437, Cl. SB, 6.301%, 4/15/32 7                                                                5,241,514            447,755
Series 2526, Cl. SE, (2.194)%, 6/15/29 7                                                                151,952              8,456
Series 2802, Cl. AS, (3.830)%, 4/15/33 7                                                              1,506,465             88,494
Series 2920, Cl. S, (10.296)%, 1/15/35 7                                                              1,231,006             63,981
Series 2989, Cl. TS, 6.097%, 6/15/25 7                                                               27,123,509          1,983,976
Series 3000, Cl. SE, (11.734)%, 7/15/25 7                                                             1,426,939             59,540
Series 3110, Cl. SL, 8.703%, 2/15/26 7                                                                  790,737             31,823
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 192, Cl. PO, 6.729%, 2/1/28 8                                                           54,357             41,801
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/25/20                                                                               29,803,160         28,766,759
4.50%, 6/25/18 6                                                                                      3,317,726          3,204,036
4.50%, 11/25/19 9                                                                                     1,560,889          1,507,401
5%, 12/25/17-8/25/34                                                                                 75,940,766         73,397,270
5%, 10/1/21 10                                                                                       11,698,000         11,465,865
5%, 9/25/20 9                                                                                         9,791,679          9,626,539
5.50%, 4/25/21-5/25/34                                                                              120,762,702        118,696,269
5.50%, 10/1/21 10                                                                                     1,160,000          1,157,281
5.50%, 12/25/33 11                                                                                      108,455            106,551
5.50%, 12/25/33 12                                                                                      113,300            111,311
5.50%, 12/25/32 6                                                                                    41,718,711         41,000,172
6%, 10/25/16-8/25/34                                                                                 33,840,687         34,138,007
6%, 10/1/21-10/1/36 10                                                                               35,032,000         35,211,714
6%, 4/25/33 6                                                                                         5,076,726          5,103,161
6.50%, 4/25/17-1/25/34                                                                                8,534,998          8,770,109
6.50%, 3/25/17 6                                                                                      7,127,538          7,306,414


                     4 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
7%, 11/25/17-6/25/34                                                                            $     7,735,959    $     8,058,855
7%, 10/1/36 10                                                                                        1,180,000          1,217,982
7.50%, 2/25/27-3/25/33                                                                                4,626,763          4,854,977
8.50%, 7/25/32                                                                                            7,151              7,689
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                                1,078,995          1,119,669
Trust 2001-44, Cl. QC, 6%, 9/25/16                                                                    2,271,998          2,333,690
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                                       10,724             10,669
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                                  546,135            559,161
Trust 2001-69, Cl. PF, 6.131%, 12/25/31 1                                                             1,260,000          1,277,945
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                       44,230             44,353
Trust 2001-74, Cl. QE, 6%, 12/25/31                                                                   6,587,256          6,688,569
Trust 2001-80, Cl. ZB, 6%, 1/25/32                                                                    1,390,318          1,413,851
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                                   513,109            526,847
Trust 2002-12, Cl. PG, 6%, 3/25/17                                                                      952,741            978,826
Trust 2002-29, Cl. F, 6.131%, 4/25/32 1                                                                 618,611            634,410
Trust 2002-56, Cl. KW, 6%, 4/25/23                                                                    2,810,000          2,842,319
Trust 2002-60, Cl. FH, 6.131%, 8/25/32 1                                                              1,283,423          1,315,508
Trust 2002-64, Cl. FJ, 6.131%, 4/25/32 1                                                                190,491            193,908
Trust 2002-68, Cl. FH, 6.114%, 10/18/32 1                                                               434,243            437,755
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                                     1,000,663          1,028,050
Trust 2002-9, Cl. PR, 6%, 3/25/17                                                                     1,225,264          1,258,798
Trust 2002-90, Cl. FH, 6.005%, 9/25/32 1                                                              1,417,878          1,422,798
Trust 2003-116, Cl. FA, 5.531%, 11/25/33 1                                                              158,509            158,972
Trust 2003-130, Cl. CS, 3.838%, 12/25/33 1                                                            3,278,506          3,027,344
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                                 1,452,000          1,412,072
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                                 2,883,000          2,799,718
Trust 2003-81, Cl. NB, 4.50%, 11/25/14                                                                3,160,000          3,126,615
Trust 2003-81, Cl. PW, 4%, 3/25/25                                                                    1,059,679          1,049,159
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                                                    1,110,902          1,099,466
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                                                                 3,790,000          3,749,997
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                                    1,976,840          1,959,891
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                                     630,000            617,015
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                                                 1,955,547          1,944,569
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                                 520,000            506,580
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                                               2,160,000          2,081,117
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                                   560,000            542,847
Trust 2005-59, Cl. NQ, 4.047%, 5/25/35 1                                                              1,215,622          1,135,139
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                                   480,000            439,163
Trust 2006-29, Cl. PA, 5.50%, 8/25/26                                                                 7,635,150          7,658,756
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                                2,017,537          2,026,821
Trust 2006-46, Cl. SW, 5.385%, 6/25/36 1                                                              1,405,102          1,444,812
Trust 2006-50, Cl. KS, 5.385%, 6/25/36 1                                                                604,939            590,485
Trust 2006-50, Cl. SA, 5.385%, 6/25/36 1                                                                412,624            404,328
Trust 2006-50, Cl. SK, 5.385%, 6/25/36 1                                                              1,506,813          1,512,647
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                                 2,258,164          2,267,796
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-61, Cl. SH, 6.337%, 11/18/31 7                                                               708,020             76,748


                     5 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Trust 2001-63, Cl. SD, 0.503%, 12/18/31 7                                                       $       162,850    $        16,418
Trust 2001-68, Cl. SC, (0.198)%, 11/25/31 7                                                             112,105             11,295
Trust 2001-81, Cl. S, 0.432%, 1/25/32 7                                                                 131,997             14,068
Trust 2002-28, Cl. SA, 0.083%, 4/25/32 7                                                                 77,639              7,031
Trust 2002-38, Cl. IO, (6.003)%, 4/25/32 7                                                              375,914             24,191
Trust 2002-48, Cl. S, 0.599%, 7/25/32 7                                                                 125,200             11,623
Trust 2002-52, Cl. SL, 0.561%, 9/25/32 7                                                                 78,014              7,734
Trust 2002-56, Cl. SN, 1.536%, 7/25/32 7                                                                172,040             16,367
Trust 2002-77, Cl. IS, (0.228)%, 12/18/32 7                                                             640,446             63,562
Trust 2002-77, Cl. SH, 1.334%, 12/18/32 7                                                               171,480             17,205
Trust 2002-9, Cl. MS, 0.629%, 3/25/32 7                                                                 166,097             16,102
Trust 2003-33, Cl. SP, 9.355%, 5/25/33 7                                                              1,137,326            144,904
Trust 2003-4, Cl. S, 7.308%, 2/25/33 7                                                                  347,128             40,940
Trust 2005-105, Cl. S, 6.315%, 12/25/35 7                                                             3,364,128            206,844
Trust 2005-40, Cl. SA, (5.36)%, 5/25/35 7                                                             3,431,311            181,981
Trust 2005-40, Cl. SB, 1.283%, 5/25/35 7                                                              5,632,952            316,484
Trust 2005-63, Cl. SA, 5.164%, 10/25/31 7                                                               272,448             16,837
Trust 2005-71, Cl. SA, (2.258)%, 8/25/25 7                                                              904,984             59,194
Trust 2005-83, Cl. SL, 4.825%, 10/25/35 7                                                             4,928,577            325,094
Trust 2005-85, Cl. SA, (0.246)%, 10/25/35 7                                                          13,465,167            597,132
Trust 2006-119, Cl. MS, 13.099%, 12/25/36 7                                                           2,678,052            166,274
Trust 2006-33, Cl. SP, 10.711%, 5/25/36 7                                                             3,142,751            261,949
Trust 2006-34, Cl. SK, 9.048%, 5/25/36 7                                                              5,674,997            534,620
Trust 2006-90, Cl. SX, 17.637%, 9/25/36 7                                                             3,412,180            225,597
Trust 214, Cl. 2, 18.003%, 3/1/23 7                                                                     856,216            201,444
Trust 221, Cl. 2, 13.785%, 5/1/23 7                                                                      93,803             21,930
Trust 240, Cl. 2, 22.66%, 9/1/23 7                                                                      179,714             48,277
Trust 254, Cl. 2, 6.976%, 1/1/24 7                                                                    1,441,021            388,903
Trust 2682, Cl. TQ, 4.63%, 10/15/33 7                                                                 1,291,994             78,243
Trust 2981, Cl. BS, 3.014%, 5/15/35 7                                                                 2,385,691            118,047
Trust 301, Cl. 2, 6.358%, 4/1/29 7                                                                      388,501             99,052
Trust 313, Cl. 2, (12.568)%, 6/1/31 7                                                                   413,341            109,023
Trust 319, Cl. 2, 12.178%, 2/1/32 7                                                                     126,708             31,660
Trust 321, Cl. 2, 11.809%, 4/1/32 7                                                                     561,466            141,931
Trust 324, Cl. 2, 6.319%, 7/1/32 7                                                                      983,944            243,453
Trust 331, Cl. 5, 9.432%, 2/1/33 7                                                                    2,155,763            501,011
Trust 334, Cl. 12, 5.50%, 2/1/33 7                                                                    1,835,048            457,953
Trust 334, Cl. 5, 11.341%, 5/1/33 7                                                                   1,241,007            325,703
Trust 339, Cl. 7, 7.861%, 7/1/33 7                                                                    8,676,983          2,005,021
Trust 342, Cl. 2, 10.502%, 9/1/33 7                                                                   1,861,563            476,069
Trust 344, Cl. 2, 8.63%, 12/1/33 7                                                                    6,170,552          1,579,833
Trust 345, Cl. 9, 8.716%, 1/1/34 7                                                                    2,158,515            503,047
Trust 351, Cl. 9, 4.587%, 10/1/34 7                                                                  19,301,116          4,789,643
Trust 362, Cl. 12, 6.81%, 8/1/35 7                                                                    1,331,030            304,756
Trust 362, Cl. 13, 6.83%, 8/1/35 7                                                                      795,230            182,846


                     6 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED CONTINUED
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 324, Cl. 1, 5.824%, 7/1/32 8                                                    $       245,698    $       184,481
                                                                                                                   ----------------
                                                                                                                       578,498,859
-----------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.3%
Government National Mortgage Assn.:
6.125%, 12/9/25 1                                                                                         8,567              8,652
7%, 3/29/28-7/29/28                                                                                     417,655            437,885
7.50%, 3/1/27                                                                                            33,661             35,371
8%, 11/29/25-5/29/26                                                                                    106,066            112,782
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO, Series 2001-62, Cl. KZ, 6.50%,
12/16/31                                                                                              2,704,534          2,805,426
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                                   1,778,602          1,889,225
Series 2000-12, Cl. ZA, 8%, 2/16/30                                                                   4,214,674          4,491,180
-----------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped Mtg.-
Backed Security:
Series 1998-19, Cl. SB, (0.28)%, 7/16/28 7                                                              226,697             16,898
Series 1998-6, Cl. SA, (0.724)%, 3/16/28 7                                                              139,240             11,507
Series 2001-21, Cl. SB, (2.482)%, 1/16/27 7                                                           1,065,452             85,565
Series 2006-47, Cl. SA, 14.941%, 8/16/36 7                                                            2,102,253            128,510
                                                                                                                   ----------------
                                                                                                                        10,023,001
-----------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--3.8%
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--2.8%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-
Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                                  690,000            680,712
Series 2006-5, Cl. A2, 5.348%, 10/10/11                                                               3,160,000          3,168,808
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates, Series
2004-2, Cl. 2A1, 6.50%, 7/20/32                                                                         399,135            405,056
-----------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                                  335,934            339,052
-----------------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates, Series
2006-2, Cl. A1B, 5.231%, 8/25/08 1                                                                      395,108            394,713
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed Pass-
Through Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                                          260,000            259,487
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust, Commercial Mtg.
Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49 3                                             7,030,000          7,005,976
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Mtg. Pass-Through Certificates,
Series 2007-8CB, Cl. A1, 5.50%, 5/25/37                                                               5,999,565          5,980,426
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB1, Cl. A2A, 5.50%, 2/25/36                                                              1,119,125          1,117,771
Series 2006-AB2, Cl. A1, 5.888%, 6/25/36                                                              2,192,353          2,194,459
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                                776,031            776,291
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                                 249,475            249,833
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                            2,889,998          2,880,902
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-CF2, Cl. A1B, 6.24%, 11/12/31                                               1,532,593          1,543,933


                     7 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust, Mtg. Pass-Through
Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                          $     1,463,636    $     1,461,389
-----------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%,
11/18/35                                                                                              2,617,127          2,621,929
-----------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                                 390,000            386,425
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                                 430,000            428,121
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-
Through Certificates, Series 1998-C1, Cl. F, 7.213%, 5/15/30 1                                        1,567,000          1,577,047
-----------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-
Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                                500,000            492,944
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                              1,725,000          1,729,249
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39 3                                                            1,990,000          1,996,110
-----------------------------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations, Series
2006-GG8, Cl. A2, 5.479%, 11/10/39 1                                                                  1,702,000          1,718,587
-----------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-4F, CMO, Series 2005-4F, Cl. 6A1, 6.50%,
2/25/35                                                                                               3,624,674          3,686,071
-----------------------------------------------------------------------------------------------------------------------------------
Ice Em CLO, Collateralized Loan Obligation:
Series 2007-1A, Cl. C, 8.40%, 8/15/22 1,3                                                             5,270,000          4,927,450
Series 2007-1A, Cl. D, 10.40%, 8/15/22 1,3                                                            5,270,000          4,848,400
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                               160,000            158,117
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                             2,225,000          2,209,481
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                             5,682,000          5,786,959
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                            2,380,000          2,375,677
-----------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                                 520,000            518,797
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                               2,210,000          2,214,130
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                                    478,197            479,288
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                                  61,062             60,872
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates,
Series 2006-3, Cl. 2A1, 5.955%, 10/25/36 1                                                            7,324,686          7,227,999
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                                   390,000            389,043
-----------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                 4,270,812          4,286,990
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15 3                                         556,000            596,028
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                                             1,947,308          1,952,574
-----------------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                                   1,385,754          1,387,081
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                                     820,000            815,594
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                                  2,997,000          2,998,986


                     8 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL CONTINUED
WAMU, Mtg. Pass-Through Certificates, Series 2003-AR9, Cl. 2A, 4.048%,
9/25/33 1                                                                                       $     2,424,896    $     2,400,237
                                                                                                                   ----------------
                                                                                                                        88,728,994
-----------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.3%
Banc of America Mortgage Securities, Inc., CMO Pass-Through Certificates,
Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 1                                                              4,122,544          4,161,843
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, CMO, Series 2003-46, Cl. 1A2, 4.129%, 1/19/34 1                               6,413,412          6,437,197
-----------------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates, Series 2005-AR8, Cl. 2AB1, 5.57%,
7/25/45 1                                                                                                52,343             52,176
                                                                                                                   ----------------
                                                                                                                        10,651,216
-----------------------------------------------------------------------------------------------------------------------------------
OTHER--0.1%
JP Morgan Mortgage Trust, CMO Pass-Through Certificates, Series 2005-
S2, Cl. 3A1, 6.75%, 2/25/32 1                                                                         1,886,842          1,908,638
-----------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.6%
Countrywide Alternative Loan Trust, CMO, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                                                                               6,284,768          6,360,262
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A5,
6%, 9/25/36                                                                                           4,515,783          4,569,306
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8,
6%, 9/25/36                                                                                           1,182,407          1,183,375
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                                                   830,582            830,791
-----------------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                                                              1,834,421          1,856,153
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Loan, Trust, Mtg. Pass-Through
Certificates, 2007-A, Cl. 1A8, 6%, 2/25/37                                                            5,581,485          5,645,075
                                                                                                                   ----------------
                                                                                                                        20,444,962
                                                                                                                   ----------------
Total Mortgage-Backed Obligations (Cost $706,755,411)                                                                  710,255,670
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--6.9%
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
5.208%, 2/4/08 13                                                                                    10,880,000         10,713,405
3.375%, 4/15/09 14                                                                                   38,125,000         37,522,244
4.625%, 10/25/12 14                                                                                  20,570,000         20,569,794
5.25%, 5/21/09 14                                                                                    37,250,000         37,722,889
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
5%, 10/15/11 6,14                                                                                     5,300,000          5,387,418
5.125%, 7/13/09                                                                                      50,485,000         51,090,416
5.125%, 4/15/11 14                                                                                    6,750,000          6,896,630
6%, 5/15/11 6,14                                                                                     17,875,000         18,778,885
-----------------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS, 5.155%,
1/15/21 13,14                                                                                         5,667,000          2,900,705
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills, 4.83%, 10/25/07 14                                                              27,400,000         27,312,868
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
STRIPS, 4.201%, 2/15/11 6,13,14                                                                         900,000            786,790


                     9 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STRIPS, 4.808%, 2/15/16 6,13,14                                                                 $     4,491,000    $     3,066,805
                                                                                                                   ----------------
Total U.S. Government Obligations (Cost $220,968,413)                                                                  222,748,849
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--21.4%
-----------------------------------------------------------------------------------------------------------------------------------
ARGENTINA--0.8%
Argentina (Republic of) Bonds:
2%, 9/30/14 [ARP]                                                                                     1,802,000            580,083
5.374%, 8/3/12 1                                                                                      4,755,000          4,266,077
7%, 10/3/15                                                                                           1,270,000          1,044,258
Series GDP, 7.24%, 12/15/35 13                                                                        8,600,000          1,122,300
Series V, 7%, 3/28/11                                                                                 6,312,000          5,928,372
Series VII, 7%, 9/12/13                                                                               6,265,000          5,456,554
-----------------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 [ARP]                                                    11,852,480          4,946,844
-----------------------------------------------------------------------------------------------------------------------------------
Neuquen (Province Del) Sr. Sec. Nts., 8.656%, 10/18/14 2                                              1,810,000          1,837,150
                                                                                                                   ----------------
                                                                                                                        25,181,638
-----------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--1.1%
New South Wales Treasury Corp. Sr. Unsec. Nts.:
6%, 10/1/09 [AUD]                                                                                    26,530,000         23,226,927
Series 17RG, 5.50%, 3/1/17 [AUD]                                                                     11,355,000          9,325,720
-----------------------------------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09  [AUD]                                 4,760,000          4,175,588
                                                                                                                   ----------------
                                                                                                                        36,728,235
-----------------------------------------------------------------------------------------------------------------------------------
AUSTRIA--0.2%
Austria (Republic of) Unsec. Unsub. Nts., Series E, 4%, 9/15/16 [EUR]                                 4,182,000          5,792,955
-----------------------------------------------------------------------------------------------------------------------------------
BELGIUM--0.6%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                                              3,915,000          5,824,462
-----------------------------------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 4.07%, 11/15/07 13 [EUR]                                         9,735,000         13,817,081
                                                                                                                   ----------------
                                                                                                                        19,641,543
-----------------------------------------------------------------------------------------------------------------------------------
BRAZIL--1.6%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                                                           9,480,000          9,631,680
8%, 1/15/18                                                                                          13,660,000         15,278,710
8.75%, 2/4/25                                                                                         5,525,000          7,085,813
8.875%, 10/14/19                                                                                     10,495,000         13,092,513
10.50%, 7/14/14                                                                                       6,288,000          7,970,040
-----------------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                                       130,000            147,160
                                                                                                                   ----------------
                                                                                                                        53,205,916
-----------------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.1%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                                          740,000            863,950
8.25%, 1/15/15 2                                                                                        710,000            828,925
                                                                                                                   ----------------
                                                                                                                         1,692,875
-----------------------------------------------------------------------------------------------------------------------------------
CANADA--0.9%
Canada (Government of) Treasury Bills:
4.314%, 11/1/07 13,23 [CAD]                                                                           9,565,000          9,583,223


                     10 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
4.437%, 12/27/07 13 [CAD]                                                                            18,965,000    $    18,884,823
                                                                                                                   ----------------
                                                                                                                        28,468,046
-----------------------------------------------------------------------------------------------------------------------------------
COLOMBIA--0.7%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28 2 [COP]                                          3,058,000,000          1,457,871
-----------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                                                       4,790,000          5,280,975
10.75%, 1/15/13                                                                                       3,900,000          4,777,500
12%, 10/22/15 [COP]                                                                              17,234,000,000          9,589,663
-----------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 8.25%, 12/22/14                                                          1,713,000          1,935,690
                                                                                                                   ----------------
                                                                                                                        23,041,699
-----------------------------------------------------------------------------------------------------------------------------------
COSTA RICA--0.1%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                                                 1,498,000          1,949,273
-----------------------------------------------------------------------------------------------------------------------------------
DENMARK--0.1%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                                                                    8,220,000          1,559,802
4%, 11/15/15 [DKK]                                                                                    5,985,000          1,115,729
7%, 11/10/24 [DKK]                                                                                    2,180,000            532,832
-----------------------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                                          8,615,000          1,641,792
                                                                                                                   ----------------
                                                                                                                         4,850,155
-----------------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub. Bonds, Series REGS, 9.04%, 1/23/18                                   1,721,439          1,946,947
-----------------------------------------------------------------------------------------------------------------------------------
Dominican Republic Unsec. Unsub. Nts., 9.50%, 9/27/11 2                                                 351,312            373,796
                                                                                                                   ----------------
                                                                                                                         2,320,743
-----------------------------------------------------------------------------------------------------------------------------------
EGYPT--0.1%
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%, 7/15/12 2 [EGP]                             10,100,000          1,852,796
-----------------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.2%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 2                                                                                       590,000            669,650
7.65%, 6/15/35 2                                                                                      4,570,000          5,141,250
                                                                                                                   ----------------
                                                                                                                         5,810,900
-----------------------------------------------------------------------------------------------------------------------------------
FRANCE--1.3%
France (Government of) Obligations Assimilables du Tresor Bonds:
3.25%, 4/25/16 [EUR]                                                                                 15,045,000         19,750,464
4%, 10/25/38 [EUR]                                                                                   12,840,000         16,347,569
-----------------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 4.006%, 10/18/07 13 [EUR]                                      5,280,000          7,515,807
                                                                                                                   ----------------
                                                                                                                        43,613,840
-----------------------------------------------------------------------------------------------------------------------------------
GERMANY--2.2%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13 [EUR]                                                                        8,690,000         12,106,447
Series 05, 4%, 1/4/37 [EUR]                                                                          15,495,000         20,040,604
-----------------------------------------------------------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills, Series 0707, 4.103%,
1/16/08 13 [EUR]                                                                                     27,530,000         38,810,670
                                                                                                                   ----------------
                                                                                                                        70,957,721


                     11 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17 3,10                                                  $     3,500,000    $     3,570,000
-----------------------------------------------------------------------------------------------------------------------------------
GREECE--0.4%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                                                      9,075,000         13,073,207
-----------------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.0%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11 2                                                                                       250,000            288,750
10.25%, 11/8/11                                                                                          95,000            109,725
                                                                                                                   ----------------
                                                                                                                           398,475
-----------------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.4%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 2                                                                                      3,740,000          3,861,550
7.25%, 4/20/15 2                                                                                      4,870,000          5,174,375
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 2                                                2,430,000          2,873,475
                                                                                                                   ----------------
                                                                                                                        11,909,400
-----------------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.2%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                                           25,080,000          6,915,353
-----------------------------------------------------------------------------------------------------------------------------------
ITALY--1.3%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 4.40%,
7/1/09 1 [EUR]                                                                                       28,910,000         41,394,697
-----------------------------------------------------------------------------------------------------------------------------------
JAPAN--2.0%
Japan (Government of) Bonds:
2 yr., Series 252, 0.80%, 1/15/09 10 [JPY]                                                        2,905,000,000         25,295,364
10 yr., Series 245, 0.90%, 12/20/12 10 [JPY]                                                      1,356,000,000         11,614,273
10 yr., Series 268, 1.50%, 3/20/15 10 [JPY]                                                       1,439,000,000         12,612,312
30 yr., Series 25, 2.30%, 12/20/36 10 [JPY]                                                       1,954,000,000         16,562,687
                                                                                                                   ----------------
                                                                                                                        66,084,636
-----------------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.2%
Johor Corp. Malaysia (Government of) Bonds, Series P3, 1%, 7/31/12 3 [MYR]                            7,980,000          2,716,596
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]                                     8,950,000          2,790,719
                                                                                                                   ----------------
                                                                                                                         5,507,315
-----------------------------------------------------------------------------------------------------------------------------------
MEXICO--0.1%
United Mexican States Bonds, Series M20, 10%, 12/5/24 1 [MXN]                                        45,000,000          4,917,954
-----------------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.3%
Nigeria (Federal Republic of) Bonds, Series 5Y, 13.50%, 9/11/11 [NGN]                               184,190,000          1,500,589
-----------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Nts., Series 3Y2S, 12.50%, 2/24/09 [NGN]                               60,500,000            510,577
-----------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                                119,480            107,507
-----------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Treasury Bonds:
Series 5Y13, 12.99%, 9/29/11 [NGN]                                                                  142,800,000          1,291,701
Series 7Y16, 11.99%, 12/22/13 [NGN]                                                                 236,500,000          2,115,655
Series 7YR, 12.74%, 10/27/13 [NGN]                                                                  317,100,000          2,912,660
                                                                                                                   ----------------
                                                                                                                         8,438,689


                     12 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PANAMA--0.4%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                                  $     5,120,000    $     5,286,400
7.25%, 3/15/15                                                                                        5,855,000          6,294,125
8.875%, 9/30/27                                                                                       1,375,000          1,750,141
9.375%, 4/1/29                                                                                          655,000            880,975
                                                                                                                   ----------------
                                                                                                                        14,211,641
-----------------------------------------------------------------------------------------------------------------------------------
PERU--0.5%
Peru (Republic of) Bonds:
7.84%, 8/12/20 [PEN]                                                                                 28,080,000         10,252,409
9.91%, 5/5/15 [PEN]                                                                                   8,101,000          3,208,280
Series 7, 8.60%, 8/12/17 [PEN]                                                                        3,450,000          1,305,519
Series 8-1, 12.25%, 8/10/11 [PEN]                                                                     1,427,000            559,535
-----------------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.533%, 2/28/16 13                                                         599,649            364,389
                                                                                                                   ----------------
                                                                                                                        15,690,132
-----------------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.4%
Philippines (Republic of the) Unsec. Bonds:
7.75%, 1/14/31                                                                                        5,762,000          6,410,225
9%, 2/15/13                                                                                           5,520,000          6,320,400
                                                                                                                   ----------------
                                                                                                                        12,730,625
-----------------------------------------------------------------------------------------------------------------------------------
POLAND--0.2%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13 [PLZ]                                                                    20,240,000          7,420,504
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                                   1,000,000            378,053
                                                                                                                   ----------------
                                                                                                                         7,798,557
-----------------------------------------------------------------------------------------------------------------------------------
SPAIN--0.6%
Spain (Government of) Bonds, 3.80%, 1/31/17 [EUR]                                                     3,385,000          4,602,700
-----------------------------------------------------------------------------------------------------------------------------------
Spain (Government of) Treasury Bills, 3.785%, 10/19/07 13 [EUR]                                      10,445,000         14,867,470
                                                                                                                   ----------------
                                                                                                                        19,470,170
-----------------------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.3%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11 [EUR]                                                 5,665,000          8,309,001
-----------------------------------------------------------------------------------------------------------------------------------
TURKEY--1.7%
Turkey (Republic of) Bonds:
6.75%, 4/3/18 10                                                                                     11,845,000         11,845,000
7%, 9/26/16                                                                                           9,710,000          9,940,613
-----------------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                                        7,285,000          7,631,038
16%, 3/7/12 [TRY]                                                                                    26,295,000         21,966,194
18.163%, 8/13/08 13 [TRY]                                                                             6,630,000          4,771,886
                                                                                                                   ----------------
                                                                                                                        56,154,731
-----------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--1.4%
United Kingdom Treasury Bonds:
5%, 3/7/08 [GBP]                                                                                      6,385,000         13,048,648
6%, 12/7/28 [GBP]                                                                                     7,330,000         17,415,124


                     13 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                                        6,585,000    $    13,284,924
                                                                                                                   ----------------
                                                                                                                        43,748,696
-----------------------------------------------------------------------------------------------------------------------------------
URUGUAY--0.8%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27 [UYU]                                                                                  48,300,000          2,283,530
7.625%, 3/21/36                                                                                       9,240,000          9,909,900
-----------------------------------------------------------------------------------------------------------------------------------
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18 [UYU]                                                                                    54,110,000          2,892,580
8%, 11/18/22                                                                                          8,420,000          9,388,300
                                                                                                                   ----------------
                                                                                                                        24,474,310
                                                                                                                   ----------------
Total Foreign Government Obligations (Cost $656,047,461)                                                               689,905,924
-----------------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, Export-Import Bank of Ukraine
Loan Participation Nts., 8.40%, 2/9/16                                                                1,740,000          1,687,800
-----------------------------------------------------------------------------------------------------------------------------------
Dali Capital plc/Bank of Moscow Loan Participation Nts., Series 28,
Tranche 1, 7.25%, 11/25/09 [RUR]                                                                     37,000,000          1,481,098
-----------------------------------------------------------------------------------------------------------------------------------
Dali Capital SA (ROSBANK) Loan Participation Nts., Series 23, Tranche 1,
8%, 9/30/09 [RUR]                                                                                    36,400,000          1,460,639
                                                                                                                   ----------------
Total Loan Participations (Cost $4,464,905)                                                                              4,629,537
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--16.4%
-----------------------------------------------------------------------------------------------------------------------------------
AAC Group Holding Corp., 0%/10.25% Sr. Unsec. Disc. Nts., 10/1/12 15                                    100,000             89,500
-----------------------------------------------------------------------------------------------------------------------------------
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 3                                                      250,000            251,875
-----------------------------------------------------------------------------------------------------------------------------------
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 2                                                       2,000,000          2,102,500
-----------------------------------------------------------------------------------------------------------------------------------
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 2                                           2,758,000          2,833,845
-----------------------------------------------------------------------------------------------------------------------------------
AES Panama SA, 6.35% Sr. Nts., 12/21/16 2                                                             1,100,000          1,079,862
-----------------------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                                               398,845            426,764
-----------------------------------------------------------------------------------------------------------------------------------
African Development Bank, 9.25% Bonds, 1/18/08 [NGN]                                                218,200,000          1,858,534
-----------------------------------------------------------------------------------------------------------------------------------
AK Steel Corp., 7.75% Sr. Unsec. Nts., 6/15/12                                                        1,019,000          1,036,833
-----------------------------------------------------------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                        2,558,000          2,609,521
-----------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                                   1,100,000          1,116,500
-----------------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                                1,335,000          1,324,988
-----------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B, 4/15/14                             1,300,000          1,313,000
-----------------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA, 8.875% Nts., 11/17/14 2                                                           12,010,000         13,233,819
-----------------------------------------------------------------------------------------------------------------------------------
AmBev International Finance Co. Ltd., 9.50% Bonds, 7/24/17 2 [BRR]                                    5,050,000          2,555,306
-----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                                                650,000            622,375
-----------------------------------------------------------------------------------------------------------------------------------
America Movil SAB de CV, 8.46% Bonds, 12/18/36 2 [MXN]                                               52,700,000          4,736,900
-----------------------------------------------------------------------------------------------------------------------------------
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts.,
2/1/12                                                                                                  500,000            516,250
-----------------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                                 185,000            194,250
-----------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                                    150,000            132,000
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                                         1,250,000          1,115,625
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                                        725,000            744,938
7.50% Sr. Nts., 5/1/12                                                                                3,805,000          3,928,663
-----------------------------------------------------------------------------------------------------------------------------------
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14                                            325,000            299,000
-----------------------------------------------------------------------------------------------------------------------------------
Aramark Services, Inc., 8.50% Sr. Unsec. Nts., 2/1/15                                                   685,000            702,125
-----------------------------------------------------------------------------------------------------------------------------------


                     14 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Ashtead Capital, Inc., 9% Nts., 8/15/16 2                                                       $       385,000    $       381,631
-----------------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 3,4,5                                                   735,000                 --
-----------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                                            290,000            287,100
-----------------------------------------------------------------------------------------------------------------------------------
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 2                                            4,604,683          4,673,753
-----------------------------------------------------------------------------------------------------------------------------------
Avis Budget Car Rental LLC:
7.75% Sr. Unsec. Unsub. Nts., 5/15/16                                                                   335,000            329,975
8.058% Sr. Unsec. Unsub. Nts., 5/15/14 1                                                                135,000            132,300
-----------------------------------------------------------------------------------------------------------------------------------
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17 [EUR]                                                 3,545,000          4,827,850
-----------------------------------------------------------------------------------------------------------------------------------
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                                  1,035,000          1,019,475
-----------------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds, 7/15/14 [EUR]                                   3,340,000          4,625,964
-----------------------------------------------------------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 2                                                                   3,520,000          3,740,000
-----------------------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21 1,2                                               1,345,000          1,318,100
-----------------------------------------------------------------------------------------------------------------------------------
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 2                                                2,605,000          2,585,463
-----------------------------------------------------------------------------------------------------------------------------------
Banco Invex SA, 24.891% Mtg. Backed Certificates, Series 062U,
3/13/34 1,16 [MXN]                                                                                    5,610,000          2,052,086
-----------------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 17                                                          4,940,000          4,347,002
-----------------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125% Sr. Unsec. Nts., 4/15/16                                            335,000            327,463
-----------------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                                        400,000            316,000
-----------------------------------------------------------------------------------------------------------------------------------
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                                          325,000            332,313
-----------------------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                                                       370,000            375,550
-----------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14                                           1,565,000          1,608,038
-----------------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8% Sr. Nts., 11/15/14 2                                                               400,000            421,000
-----------------------------------------------------------------------------------------------------------------------------------
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14                                    1,980,000          1,861,200
-----------------------------------------------------------------------------------------------------------------------------------
Buffets, Inc., 12.50% Sr. Unsec. Nts., 11/1/14                                                          185,000            130,425
-----------------------------------------------------------------------------------------------------------------------------------
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs. 2,17                                              4,630,000          4,454,773
-----------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                                                  500,000            515,000
-----------------------------------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                                         500,000            392,500
-----------------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 2                                                            1,040,000          1,019,200
-----------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 3,4,5                                        400,000                 --
-----------------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                           1,500,000          1,372,500
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 11% Sr. Sec. Nts., 10/1/15                                     1,220,000          1,241,350
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                                         250,000            246,563
6.875% Sr. Unsec. Nts., 1/15/16                                                                       1,822,000          1,831,110
7.50% Sr. Nts., 6/15/14                                                                                 300,000            309,000
-----------------------------------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                                            350,000            338,625
-----------------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 15                                            1,500,000          1,425,000
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                                                  4,765,000          4,669,700
-----------------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., 10.50% Sr. Sub. Nts., 6/1/17 2                                                 2,390,000          1,852,250
-----------------------------------------------------------------------------------------------------------------------------------
Cloverie plc, 9.838% Sec. Nts., Series 2005-93, 12/20/10 1,3                                          1,100,000          1,194,050
-----------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.75% Sr. Nts., 8/1/10                                                                                  200,000            210,086
8.50% Sr. Nts., 4/15/11                                                                                 250,000            269,687
-----------------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                                             1,310,000          1,270,700
-----------------------------------------------------------------------------------------------------------------------------------
Constellation Brands, Inc.:
7.25% Sr. Nts., 9/1/16                                                                                  615,000            618,075
8.125% Sr. Sub. Nts., 1/15/12                                                                           300,000            306,750
-----------------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                                                       180,000            184,050


                     15 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Coriolanus Ltd.:
3.366% Sec. Nts., 12/31/17 2,10,13 [BRR]                                                             25,700,000    $     9,917,568
10.62% Sec. Nts., 8/10/10 3                                                                           3,300,000          3,164,700
-----------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                                     460,000            455,400
7.50% Sr. Nts., 5/1/11                                                                                  200,000            202,500
-----------------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                                        1,435,000          1,488,813
-----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                                         400,000            397,706
-----------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                                         465,000            463,838
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                                   1,975,000          1,989,813
-----------------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09 3                                              200,000            195,500
-----------------------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                                     180,000            173,700
8.625% Sr. Sub. Nts., 12/15/12                                                                          400,000            408,000
-----------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                      3,799,000          4,545,143
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts.,
11/15/09                                                                                                200,000            205,500
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                                 300,000            309,750
9.875% Sr. Sub. Nts., 8/15/13                                                                           586,000            626,288
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 15                                                                    300,000            283,500
0%/9% Unsec. Disc. Nts., 11/15/13 15                                                                    400,000            378,000
8% Unsec. Nts., 11/15/13                                                                              2,255,000          2,283,188
-----------------------------------------------------------------------------------------------------------------------------------
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts., Series B,
2/15/13 3                                                                                               607,000            631,280
-----------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                                            280,000            298,550
-----------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                                                859,000            919,130
9.61% Sr. Unsec. Nts., 10/15/12 1                                                                       145,000            148,263
-----------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                                                          100,000             95,000
8.625% Sr. Nts., 5/1/09                                                                                 306,000            308,295
8.875% Sr. Unsec. Nts., 3/15/11                                                                          71,000             69,580
-----------------------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                                      500,000            482,500
-----------------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 2                                                         700,000            633,500
-----------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                                 970,000            962,725
7.625% Sr. Sub. Nts., 2/1/18                                                                            205,000            210,125
-----------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                                   621,000            613,238
8.75% Sr. Nts., 2/15/12                                                                                 988,000          1,025,050
-----------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                                       1,146,000          1,077,240
8% Sr. Nts., 6/15/11                                                                                    410,000            410,000
-----------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy:
7% Sr. Nts., 5/15/17 2                                                                                3,440,000          3,405,600
7.50% Sr. Unsec. Nts., 6/15/13                                                                          360,000            370,800
7.75% Sr. Unsec. Nts., 6/15/16                                                                          500,000            520,000
-----------------------------------------------------------------------------------------------------------------------------------


                     16 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Education Management LLC/Education Management Corp., 10.25% Sr.
Unsec. Sub. Nts., 6/1/16                                                                        $     1,140,000    $     1,185,600
-----------------------------------------------------------------------------------------------------------------------------------
Eirles Two Ltd.:
6.793% Sec. Nts., Series 335, 4/30/12 1,3                                                             6,300,000          6,280,470
8.519% Sec. Nts., Series 324, 4/20/12 1,3                                                             4,100,000          3,917,960
-----------------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 2 [BRR]                                           1,115,000            702,578
-----------------------------------------------------------------------------------------------------------------------------------
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                            1,175,000          1,163,250
-----------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                                          550,000            571,313
10.125% Sr. Unsec. Nts., 9/1/08                                                                          74,000             76,775
10.625% Sr. Unsec. Nts., 5/1/11                                                                         343,000            360,150
-----------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 3,4,5 [EUR]                                      338,620                 --
-----------------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 1                                                             925,000            980,500
-----------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                                300,000            306,000
-----------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                                         3,510,000          3,843,450
-----------------------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 2                                   1,460,000          1,168,000
-----------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                            900,000            904,500
-----------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 [DEM]                                      25,000             18,318
-----------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Securities,
6/15/11                                                                                                 600,000            625,500
-----------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                                     700,000            691,250
-----------------------------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16                                                    535,000            556,400
-----------------------------------------------------------------------------------------------------------------------------------
Gamestop Corp., 8% Sr. Unsec. Nts., 10/1/12                                                             300,000            313,500
-----------------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                                        900,000            916,875
-----------------------------------------------------------------------------------------------------------------------------------
Gaz Capital (Gazprom), 7.288% Sr. Unsec. Bonds, 8/16/37 2                                            14,680,000         15,615,850
-----------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                                    1,860,000          1,829,611
-----------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                               2,675,000          2,641,563
-----------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                                  1,125,000          1,147,500
9% Sr. Unsec. Nts., 7/1/15                                                                              746,000            800,085
-----------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts., 10/15/14                                     1,235,000          1,228,825
-----------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                               1,115,000          1,140,088
9.50% Sr. Sub. Nts., 8/15/13                                                                            595,000            614,338
-----------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13 3                                   120,000            115,800
-----------------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 2                                                  1,335,000          1,328,325
-----------------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                                  380,000            380,950
-----------------------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts., 7/15/16                                           420,000            411,600
-----------------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 2,17                                                  7,200,000          6,393,809
-----------------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc:
4.375% Sr. Sec. Nts., 7/13/16 [EUR]                                                                  13,720,000         18,937,998
4.50% Sr. Sec. Nts., 7/13/21 [EUR]                                                                    7,000,000          9,509,775
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                                                                       5,120,000          4,377,600
-----------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75% Sr. Unsec. Nts., 6/15/16                                                      875,000            925,313
-----------------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                                                          610,000            631,350
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                                                   1,135,000          1,231,475
-----------------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts LP, 6.875% Sr. Unsub. Nts., 11/1/14                                               375,000            375,938
-----------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                                                                      730,000            717,225


                     17 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
6.75% Sr. Nts., Series Q, 6/1/16                                                                $       500,000    $       497,500
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
11.601% Sr. Unsec. Nts., 1/12/10 3,13                                                                 2,510,000          1,982,900
12.278% Sr. Unsec. Nts., 3/9/09 3,13                                                                  1,960,000          1,708,532
9.751% Sr. Unsec. Nts., 7/8/09 3,13                                                                   1,960,000          1,813,000
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                                                3,700,000          3,517,065
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15 3                                                                       790,000            829,500
7.875% Sr. Unsec. Sub. Nts., 11/15/14                                                                   375,000            401,250
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                                                       198,000            216,315
11.625% Sr. Unsec. Nts., 10/15/10 3                                                                      13,000             13,813
-----------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd.:
6.375% Bonds, 4/30/22 1,2                                                                             6,960,000          6,518,736
6.625% Nts., 10/3/12 3,10                                                                             6,620,000          6,643,170
-----------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                                                            1,930,000          1,934,825
-----------------------------------------------------------------------------------------------------------------------------------
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 2                                                   7,654,536          9,070,625
-----------------------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                                           880,000            913,000
-----------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Unsec. Nts., 6/15/16                                                  530,000            570,413
-----------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 1                                                                             1,000,000          1,020,000
8.625% Sr. Nts., 1/15/15                                                                                815,000            835,375
-----------------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                                                                             920,000            504,419
9.891% Nts., 1/25/12 1 [COP]                                                                        795,214,295            464,196
-----------------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                                                   570,000            565,725
-----------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 3,4,5                               71,000                 --
-----------------------------------------------------------------------------------------------------------------------------------
Invista, Inc., 9.25% Sr. Nts., 5/1/12 2                                                                 960,000          1,012,800
-----------------------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Unsec. Sub. Nts., 5/15/14                                            415,000            398,400
-----------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                              1,415,000          1,439,763
-----------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12 2                                                                            1,130,000          1,149,775
8.80% Sr. Nts., 1/30/17 2                                                                             1,410,000          1,480,500
-----------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14                                          2,100,000          1,890,000
-----------------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                           585,000            637,527
-----------------------------------------------------------------------------------------------------------------------------------
JP Morgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35 3 [MXN]                                                                      7,112,700            643,447
20.077% Mtg. Backed Certificates, Series 06U, 9/25/35 1 [MXN]                                         3,904,500          1,234,387
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan, Red Square Capital Ltd., 9% CDO Nts., 11/20/08 3 [RUR]                                     62,000,000          2,489,148
-----------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 7.75% Sr. Unsec. Sub. Nts., 5/15/13                                     300,000            216,000
-----------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                                         400,000            406,500
-----------------------------------------------------------------------------------------------------------------------------------
KB Home, 8.625% Sr. Sub. Nts., 12/15/08                                                                 250,000            250,313
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                                      4,327,000          4,547,409
-----------------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 3                                                510,000            541,875
-----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                           583,000            562,595
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                                    400,000            394,000
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                                         515,000            508,563
7.625% Sr. Sub. Nts., 6/15/12                                                                           500,000            513,750
-----------------------------------------------------------------------------------------------------------------------------------


                     18 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 6.625% Sr. Unsec. Sub. Nts., 8/15/15                                         $     1,275,000    $     1,236,750
-----------------------------------------------------------------------------------------------------------------------------------
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                                  825,000            787,875
-----------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                             1,780,000          1,877,900
-----------------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                                      550,000            537,625
-----------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14 3                                                                         1,125,000          1,243,125
8.25% Sr. Unsec. Nts., 9/15/16                                                                          600,000            679,500
10.50% Sr. Sec. Nts., 6/1/13                                                                            600,000            648,000
-----------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding BV:
7.25% Nts., 10/17/11 2                                                                                1,990,000          2,014,875
7.75% Nts., 10/17/16 2                                                                                1,835,000          1,867,113
-----------------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 15                                             1,600,000          1,360,000
-----------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                                            300,000            294,750
-----------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                                          1,300,000            968,500
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                                    700,000            535,500
-----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13                                                                           650,000            638,625
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                                   2,300,000          2,409,250
-----------------------------------------------------------------------------------------------------------------------------------
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11 2                                                        1,360,000          1,346,400
-----------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 3                                                  700,000            661,500
-----------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                                         3,700,000          3,755,500
9.125% Sr. Unsec. Nts., 5/1/31                                                                          500,000            500,000
-----------------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates, Series A,
6/30/12                                                                                                 640,651            666,543
-----------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                                    225,000            215,438
6.375% Sr. Sub. Nts., 7/15/09                                                                           250,000            250,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                                    515,000            509,206
7.125% Sr. Unsec. Sub. Nts., 8/15/14                                                                    500,000            503,750
8% Sr. Sub. Nts., 4/1/12                                                                              1,200,000          1,230,000
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
6.25% Sr. Nts., 3/23/17 3 [PEN]                                                                       4,885,000          1,493,453
10.09% Sr. Unsec. Nts., 5/3/17 3,6 [BRR]                                                              9,460,000          5,057,720
-----------------------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 2                                                               3,470,000          3,304,467
-----------------------------------------------------------------------------------------------------------------------------------
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16 [PHP]                                                          109,600,000          2,369,428
6.875% Nts., 11/2/16 2                                                                                1,474,000          1,462,945
9.625% Unsec. Bonds, 5/15/28                                                                          2,550,000          3,066,375
-----------------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                                             800,000            810,000
-----------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                                                                          2,020,000          2,161,400
10.375% Sr. Unsec. Sub. Nts., 10/15/15                                                                  660,000            722,700
-----------------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 2                                                              2,988,000          2,741,490
-----------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                                         1,900,000          1,876,250
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                                       14,635,000         14,884,907
-----------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 10% Sr. Unsec. Nts., 8/1/14                                                      2,195,000          2,332,188
-----------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co., 0%/12.50% Sr. Unsec. Sub. Disc.
Nts., 8/1/16 15                                                                                       1,725,000          1,216,125
-----------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                                 310,000            232,500
-----------------------------------------------------------------------------------------------------------------------------------


                     19 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                              $     1,250,000    $     1,090,625
-----------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 3,4,5                                      200,173                 --
-----------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                                        90,000             87,857
-----------------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 1                                                       1,675,000          1,624,750
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                                                                              2,000,000          2,005,000
7.375% Sr. Nts., 2/1/16                                                                               3,615,000          3,633,075
-----------------------------------------------------------------------------------------------------------------------------------
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 15                                               1,225,000            759,500
-----------------------------------------------------------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                                 355,000            370,088
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                                           230,000            215,625
6.875% Sr. Sub. Nts., 12/15/15                                                                          285,000            265,050
-----------------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 3,4,5                                      90,000                 --
-----------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 3,5                                  675,000                  7
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
8.25% Sr. Unsec. Nts., 5/15/13                                                                        1,719,000          1,787,760
8.75% Sr. Sec. Nts., 11/15/12                                                                           928,000            970,920
8.875% Sr. Sec. Nts., 2/15/09                                                                           176,000            179,520
-----------------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 3                                                      250,000            253,750
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr. Unsec.
Nts., 9/15/15                                                                                           100,000             96,495
-----------------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Unsec. Nts., 6/15/16                                                                             900,000            931,500
9% Sr. Unsec. Nts., 8/15/14                                                                           1,350,000          1,397,250
-----------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                                           800,000            820,000
-----------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.61% Sr. Sec. Nts., 1/15/13 1,2                                          760,000            777,100
-----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                                       3,140,000          3,187,100
-----------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                                      230,000            235,750
6.875% Sr. Sub. Nts., 12/1/11                                                                           500,000            508,750
-----------------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 2                                  3,160,535          3,144,084
-----------------------------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Unsec. Nts., 4/15/13                                                              400,000            386,000
-----------------------------------------------------------------------------------------------------------------------------------
Piazza Vittoria Finance SrL, 5.77% Asset-Backed Nts., 7/20/10 1 [EUR]                                 3,992,841          5,674,209
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                                     1,900,000          1,933,250
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625% Sr.
Sub. Nts., 4/1/17 2                                                                                   2,636,000          2,484,430
-----------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11 3                                                                              500,000            526,250
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                                     740,000            764,975
-----------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 7.875% Sr. Unsec. Sub. Nts., 5/1/13                                                 365,000            379,600
-----------------------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 2                                                   525,000            578,813
-----------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                                    835,000            881,779
-----------------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 3,4,5                                                        250,000                 --
-----------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 3,4,5 [EUR]                                               100,000                 --
-----------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                                        220,000            223,850
-----------------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 2                                                 315,000            287,438
-----------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                             1,340,000          1,326,600
-----------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                                       610,000            587,125
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                                                       4,340,000          4,757,725


                     20 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                                      $     2,730,000    $     2,593,500
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                                            1,865,000          1,771,750
6.875% Sr. Nts., 1/15/13                                                                              1,300,000          1,235,000
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                                           3,140,000          3,214,575
-----------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley, Inc., 10.875% Sr. Unsec. Unsub. Nts., 12/15/12                                          500,000            533,750
-----------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                          600,000            595,500
-----------------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 2                                                 670,000            698,475
-----------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                                           430,000            421,400
7.375% Sr. Sub. Nts., 7/15/13                                                                           200,000            204,000
7.50% Sr. Sub. Nts., 5/15/16                                                                          1,505,000          1,542,625
-----------------------------------------------------------------------------------------------------------------------------------
RBS Global & Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts., 8/1/16                                       1,285,000          1,374,950
-----------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 3,4,5,18                                                    142,981                 --
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                                                     410,000            416,150
-----------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                                       550,000            525,250
-----------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                                                  1,805,000          1,914,578
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125% Sr. Sec. Nts., 5/1/10                                                            450,000            453,375
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 8% Sr. Sub. Nts., 12/15/12                                                       400,000            418,908
-----------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875% Sr. Nts., 2/1/10                                                         1,400,000          1,470,000
-----------------------------------------------------------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                                                                         1,335,000          1,321,650
7.50% Sr. Sec. Nts., 11/30/16                                                                         2,770,000          2,742,300
-----------------------------------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 9.51% Sec. Nts., Series 2006-003,
Tranche E, 7/20/11 1,3                                                                                1,100,000          1,147,300
-----------------------------------------------------------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                                                                       1,531,000          1,553,965
10.50% Sr. Unsec. Sub. Nts., 11/15/16                                                                   936,000            940,680
-----------------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                                        200,000            202,500
-----------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                             1,319,000          1,187,100
-----------------------------------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                            150,000            151,154
-----------------------------------------------------------------------------------------------------------------------------------
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13 3                                           580,000            600,300
-----------------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                                                   340,000            344,297
-----------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                              1,777,000          1,756,762
-----------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                                      1,267,000          1,301,843
-----------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts., 8/1/13                                            390,000            389,025
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10                                                              3,445,000          3,225,963
-----------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                                            400,000            402,000
-----------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                                    200,000            135,000
-----------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                                    2,203,000          1,949,655
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                                     235,000            205,625
-----------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 3                                               785,000            749,675
-----------------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                             150,000            150,000
7.50% Sr. Unsec. Nts., 11/1/13                                                                          387,000            390,870
-----------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 6.75% Sr. Unsec. Sub. Nts., 12/15/14                                              1,020,000            948,600
-----------------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                             1,200,000          1,257,000
-----------------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 2                                                        525,000            527,625
-----------------------------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 2 [PEN]                                          3,290,100          1,142,154
-----------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 3,4,5                                                          500,000                 --
-----------------------------------------------------------------------------------------------------------------------------------


                     21 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 2                                                     $     2,123,000    $     2,101,558
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                                   585,000            592,313
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                                 665,000            716,538
-----------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Unsec. Nts., 11/1/12                                                                          405,000            408,038
6.625% Sr. Unsec. Nts., 11/1/15                                                                         905,000            909,525
-----------------------------------------------------------------------------------------------------------------------------------
TGI International Ltd., 9.50% Nts., 10/3/17 3,10                                                      6,100,000          6,161,000
-----------------------------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 15                                           2,695,000          1,217,143
-----------------------------------------------------------------------------------------------------------------------------------
Transshipment Megahub Bhd:
5.15% Nts., 11/2/12 3 [MYR]                                                                           2,000,000            579,545
6.70% Bonds, Series F, 11/2/12 3 [MYR]                                                                1,000,000            308,525
6.85% Nts., 11/2/12 3 [MYR]                                                                           2,000,000            620,924
6.95% Nts., 11/2/12 3 [MYR]                                                                           1,000,000            311,753
-----------------------------------------------------------------------------------------------------------------------------------
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                                                  1,000,000          1,052,500
-----------------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                                    1,002,000          1,027,050
-----------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                                       300,000            289,500
-----------------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                            3,100,000          2,596,250
-----------------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                            137,000            143,508
-----------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                                       4,000,000          4,100,000
-----------------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                                       500,000            523,750
-----------------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                                          130,000            131,625
10.106% Sr. Unsec. Nts., 5/1/10 1                                                                       130,000            131,950
-----------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                             300,000            303,750
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                                    300,000            311,250
-----------------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                                      1,100,000          1,078,000
-----------------------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11 3                                    350,000            344,750
-----------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 15                               2,615,000          1,967,788
-----------------------------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                                           450,000            451,125
-----------------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC, 9.106% Sr. Sec. Nts., Series B, 8/1/14 1                                      460,000            464,600
-----------------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                                             700,000            714,000
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                              800,000            774,000
-----------------------------------------------------------------------------------------------------------------------------------
Vitro SAB de CV:
8.625% Sr. Unsec. Unsub. Nts., 2/1/12                                                                 1,415,000          1,400,850
9.125% Sr. Unsec. Unsub. Nts., 2/1/17                                                                 2,405,000          2,374,938
-----------------------------------------------------------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds, 4/15/14                                                      500,000            437,500
-----------------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                                     800,000            662,000
-----------------------------------------------------------------------------------------------------------------------------------
West Corp.:
9.50% Sr. Unsec. Nts., 10/15/14                                                                       1,080,000          1,120,500
11% Sr. Unsec. Sub. Nts., 10/15/16                                                                      470,000            495,850
-----------------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                                                  1,500,000          1,481,250
-----------------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                                       900,000            670,500
-----------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                                                 3,120,000          3,299,400
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                                                 1,450,000          1,553,313
-----------------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 3,4,5                                            250,000                 --


                     22 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
WM Covered Bond Program:
3.875% Sec. Nts., Series1, 9/27/11 [EUR]                                                              8,520,000    $    11,750,004
4% Sec. Mtg. Nts., Series 2, 9/27/16 [EUR]                                                            8,330,000         11,057,630
-----------------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 15                                              2,057,000          1,450,185
-----------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                                 2,274,000          2,239,890
-----------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 9.75% Sr. Unsec. Nts., 5/1/14                                        930,000            936,975
                                                                                                                   ----------------
Total Corporate Bonds and Notes (Cost $527,930,386)                                                                    530,156,076

                                                                                                         SHARES
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.1%
-----------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 3,4,18                                               4,253                 --
-----------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-
Vtg. 3,4                                                                                                  5,000                 --
-----------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 3,4,18                                                    151                 --
-----------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 3,4,18                                                                                124            848,212
9.75% Cv., Series AI 3,4,18                                                                                   1              5,617
-----------------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 3                                          4,600            664,470
                                                                                                                   ----------------
Total Preferred Stocks (Cost $2,004,351)                                                                                 1,518,299
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.3%
-----------------------------------------------------------------------------------------------------------------------------------
AboveNet, Inc. 4                                                                                             48              3,816
-----------------------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                                                                             47,790          3,330,007
-----------------------------------------------------------------------------------------------------------------------------------
Arco Capital Corp. Ltd. 3,4                                                                             690,638         10,359,570
-----------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                              120,156          5,083,800
-----------------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 3,4                                                                      3,734             37,340
-----------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                         69,480          5,960,689
-----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG                                                                                       30,583          3,064,417
-----------------------------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. 3,4                                                                           2,168             34,688
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                           3,407            738,433
-----------------------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 4                                                                         208,644          1,470,940
-----------------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 3,4                                                                                18,514                 --
-----------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                                    74,442          6,550,152
-----------------------------------------------------------------------------------------------------------------------------------
Revlon, Inc., Cl. A 4                                                                                 1,058,200          1,216,930
-----------------------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                                              60,529          3,499,138
                                                                                                                   ----------------
Total Common Stocks (Cost $41,164,760)                                                                                  41,349,920

                                                                                                          UNITS
-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. Wts., Exp. 2/28/11 4                                                            266              2,123
-----------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 3,4                                                    200                 --
-----------------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp.
4/15/20 3,4                                                                                               2,300             86,250
                                                                                                                   ----------------
Total Rights, Warrants and Certificates (Cost $2,025)                                                                       88,373


                     23 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                  AMOUNT/SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--9.6%
-----------------------------------------------------------------------------------------------------------------------------------
Aiolos Ltd. Catastrophe Linked Nts., 8.94%, 4/8/09 1,2 [EUR]                                            800,000    $     1,140,013
-----------------------------------------------------------------------------------------------------------------------------------
Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1, 13.999%, 6/1/09 1,2                                1,750,000          1,835,138
-----------------------------------------------------------------------------------------------------------------------------------
Cascadia Ltd. Catastrophe Linked Nts.:
8.849%, 6/13/08 1,2                                                                                     500,000            500,675
9.51%, 8/31/09 1,3                                                                                    1,130,000          1,144,125
-----------------------------------------------------------------------------------------------------------------------------------
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 7.85%, 5/19/09 1,2                                       1,950,000          1,930,305
-----------------------------------------------------------------------------------------------------------------------------------
Champlain Ltd. Catastrophe Linked Nts., Series A, 18.11%, 1/7/09 1,2                                    940,000            953,536
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 11.44%, 5/22/08 3,16 [ARP]                                  840,000            763,569
Argentina (Republic of) Credit Linked Nts., 4%, 5/18/09 3 [ARP]                                       1,334,000          1,212,341
Argentina (Republic of) Unsec. Credit Linked Nts., 9.28%, 4/16/10 3,16 [ARP]                          2,352,961          1,220,215
Brazil (Federal Republic of) Credit Linked Nts., 10%, 1/5/10 1 [BRR]                                 10,670,000          5,672,662
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                             2,927,000          1,592,902
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                             4,619,000          2,513,706
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 14.809%,
1/5/10 13 [BRR]                                                                                       2,480,096          1,060,963
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.427%,
1/2/09 13 [BRR]                                                                                       2,231,957          1,065,434
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.728%,
1/3/08 13 [BRR]                                                                                       1,948,615          1,036,119
Colombia (Republic of) Credit Linked Bonds, 11%, 7/27/20 [COP]                                    1,060,000,000            555,799
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]                            552,359,546            314,637
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                              1,200,000,000            683,548
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                              1,034,000,000            588,990
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                                927,000,000            528,041
Dominican Republic Credit Linked Nts., 10.086%, 3/20/08 3,13 [DOP]                                   22,900,000            625,785
Dominican Republic Credit Linked Nts., 22%, 10/3/11 [DOP]                                            25,600,000            970,254
Dominican Republic Credit Linked Nts., 8.452%, 3/24/08 13 [DOP]                                      50,960,000          1,464,200
Dominican Republic Credit Linked Nts., 9.522%, 5/12/08 13 [DOP]                                      19,900,000            563,523
Dominican Republic Credit Linked Nts., 9.826%, 3/20/08 13 [DOP]                                      21,220,000            609,556
Dominican Republic Credit Linked Nts., 9.931%, 12/24/07 13 [DOP]                                     20,820,000            598,066
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12 [DOP]                                     49,300,000          1,528,335
Dominican Republic Unsec. Credit Linked Nts., 9.342%, 8/11/08 10,13 [DOP]                            57,100,000          1,578,473
Dominican Republic Unsec. Credit Linked Nts., 9.696%, 3/10/08 13 [DOP]                               33,430,000            963,530
Dominican Republic Unsec. Credit Linked Nts., Series 007, 9.302%,
5/12/08 13 [DOP]                                                                                     40,900,000          1,158,195
Egypt (The Arab Republic of) Credit Linked Nts., 7.364%, 1/10/08 3,13 [EGP]                          10,180,000          1,786,378
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.376%,
2/28/08 3,13 [EGP]                                                                                    9,260,000          1,609,856
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%,
2/16/08 [EGP]                                                                                         4,450,000            804,305
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10 [GHS]                                          2,990,000          3,268,983
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 2 [NGN]                            347,000,000          3,231,479
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50%,
4/4/11 2 [NGN]                                                                                      265,000,000          2,477,179
Renins Nonlife Ltd. Credit Linked Nts., 12.50%, 5/30/12 3                                             4,310,000          4,310,000
Russian Federation Credit Linked Nts., 7.65%, 12/4/08 1,3 [RUR]                                      21,350,000            843,838
Russian Federation Credit Linked Nts., Series 2, 7.50%, 12/4/08 1,3 [RUR]                            50,900,000          2,009,316


                     24 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                  AMOUNT/SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                                         880,000    $       188,435
Zambia (Republic of) Credit Linked Nts., 8.833%, 2/21/08 13 [ZMK]                                 6,515,000,000          1,592,310
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10 1 [UAH]                                       4,840,000            998,867
EES Total Return Linked Nts., 7.10%, 12/12/08 1 [RUR]                                                37,100,000          1,489,474
EESRRU Total Return Linked Nts., 8.252%, 6/22/10 1 [RUR]                                             93,500,000          3,827,142
Gazprom Total Return Linked Nts., 6.79%, 10/29/09 [RUR]                                              73,800,000          3,043,137
Gazprom Total Return Linked Nts., Series 002, 6.95%, 8/6/09 [RUR]                                    72,600,000          2,941,056
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 3 [IDR]                           14,800,000,000          1,795,242
Moitk Total Return Linked Nts., 8.966%, 3/26/11 1,3 [RUR]                                            59,900,000          2,168,692
NAK Naftogaz of Ukraine Credit Linked Nts., 5%, 1/20/09 3                                             3,890,000          4,021,404
Orenburgskaya IZHK Total Return Linked Nts., 9.24%, 2/21/12 1,3 [RUR]                               116,835,000          4,465,038
Rurail Total Return Linked Nts., 6.67%, 1/22/09 1 [RUR]                                              49,210,000          1,969,722
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
12/30/09 [UAH]                                                                                        2,195,000            495,928
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%,
1/19/17 3 [VND]                                                                                  14,609,000,000            926,345
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Specialized Construction and Installation Administration Credit
Linked Nts., 8.59%, 5/20/10 1,3 [RUR]                                                                97,250,000          3,912,174
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 2 [UAH]                                    5,650,000          1,276,536
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94%,
12/30/09 [UAH]                                                                                          661,000            149,343
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%,
12/30/09 2 [UAH]                                                                                      4,170,000            942,151
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group, Russian Moscoblgaz Finance Total Return Linked
Nts., 9.25%, 6/24/12 3 [RUR]                                                                        106,500,000          4,241,440
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International, FSK EES RRU Total Return Linked Nts., 8.25%,
6/22/10 1 [RUR]                                                                                      54,200,000          2,218,515
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 11.50%, 12/21/11 3 [ARP]                                  2,990,000          2,430,354
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de
CV Credit Linked Nts., 9.09%, 1/5/11 3 [MXN]                                                         13,705,620          1,259,362
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico SA de
CV Credit Linked Nts., 9.65%, 1/5/11 3 [MXN]                                                          9,071,108            833,513
Brazil Real Credit Linked Nts., 13.882%, 3/3/10 13 [BRR]                                              4,580,760          1,950,540
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                                                     2,065,000          1,845,635
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14 3 [COP]                                2,002,000,000          1,140,502
Colombia (Republic of) Total Return Linked Bonds, Series 002, 11%,
7/28/20 [COP]                                                                                     6,840,000,000          3,584,403
Egypt (The Arab Republic of) Credit Linked Nts., 9.381%, 2/5/08 3,13 [EGP]                            6,230,000          1,079,867
Egypt (The Arab Republic of) Total Return Linked Nts., 7.725%,
9/16/08 13 [EGP]                                                                                     17,350,000          2,901,945
European Investment Bank, Russian Federation Credit Linked Nts., 5.502%,
1/19/10 3,13                                                                                            705,000            603,339
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 3                                                         2,333,748          2,345,417
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25%,
3/20/09 [KZT]                                                                                       258,990,000          2,066,139
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                              820,000            861,607
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                                 873,600          1,110,651


                     25 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                  AMOUNT/SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09 [NGN]                              67,900,000    $       565,381
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09 [NGN]                                 91,000,000            788,618
OAO Gazprom I Credit Nts., 9.35%, 10/20/07                                                              790,000            824,851
Peru (Republic of) Credit Linked Nts., 6.659%, 2/20/11 1                                                875,000            892,363
RosSelkhoz Bank Total Return Linked Nts., 6.926%, 2/22/08 13 [RUR]                                   57,640,000          2,247,951
Russian Federation Credit Linked Nts., 0%, 12/2/09 13 [RUR]                                          19,221,000            810,569
Russian Federation Credit Linked Nts., 6.942%, 2/22/08 13 [RUR]                                      82,600,000          3,222,119
Russian Federation Credit Linked Nts., 7.176%, 2/21/08 13 [RUR]                                      39,800,000          1,552,194
Russian Federation Total Return Linked Nts., Series II, 9%, 4/22/11 [RUR]                            21,590,000            946,690
Russian Railways Total Return Linked Bonds, 6.67%, 1/26/09 1 [RUR]                                   75,090,000          3,005,316
Russian Unified Energy Systems Total Return Linked Nts., Series FSK3,
7.10%, 12/16/08 1 [RUR]                                                                              50,530,000          2,069,758
Sberbank Total Return Linked Nts., 6.588%, 2/27/08 13 [RUR]                                          76,860,000          3,003,156
Sberbank Total Return Linked Nts., 6.593%, 2/20/08 13 [RUR]                                          57,640,000          2,255,395
Singapore, Vietnam Shipping Industry Group Total Return Linked Nts., 9%,
4/20/17 3 [VND]                                                                                  36,800,000,000          2,181,783
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                                          885,000            901,647
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                                        885,000            899,735
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                                          885,000            898,594
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                                        885,000            896,735
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                                          885,000            895,080
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                        269,000             59,674
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                                        955,000            211,853
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 3 [MXN]                                       9,075,485            833,915
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09 3                                     1,630,000          1,627,897
-----------------------------------------------------------------------------------------------------------------------------------
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%,
12/8/11 1,2 [RUR]                                                                                    34,190,000          1,448,292
-----------------------------------------------------------------------------------------------------------------------------------
Eurus Ltd. Catastrophe Linked Nts., 11.61%, 4/8/09 1,2                                                1,400,000          1,400,000
-----------------------------------------------------------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 9.26%, 8/10/11 1,2                                       1,630,000          1,656,895
-----------------------------------------------------------------------------------------------------------------------------------
Foundation Re II Ltd. Catastrophe Linked Nts., 15.32%, 1/8/09 1,2                                       926,000            924,426
-----------------------------------------------------------------------------------------------------------------------------------
Foundation Re Ltd. Catastrophe Linked Nts., 9.62%, 11/24/08 1,2                                       1,000,000            973,970
-----------------------------------------------------------------------------------------------------------------------------------
Fusion 2007 Ltd. Catastrophe Linked Nts., 11.51%, 5/19/09 1,2                                         2,600,000          2,612,610
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.802%,
3/29/17 2,13 [TRY]                                                                                   21,980,000          4,386,895
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked
Nts., 10.476%, 2/8/37 2,13 [COP]                                                                 63,720,800,000          1,312,501
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International, Russian Federation Total Return Linked Nts.,
8%, 5/13/09 1 [RUR]                                                                                  84,500,000          3,397,807
-----------------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725, 11.89%,
12/30/09 3 [UAH]                                                                                      4,689,000          1,064,741
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 11.45%, 12/19/11 3 [ARP]                                  4,355,000          3,601,811
Brazil (Federal Republic of) Credit Linked Nts., 14.35%, 2/20/12 3 [BRR]                              5,770,000          3,102,831
Brazil (Federal Republic of) Credit Linked Nts., 15.326%, 1/2/15 13 [BRR]                            10,948,600          2,698,994
Brazil (Federal Republic of) Credit Linked Nts., 2.731%, 11/30/12 2,13 [ARP]                          4,550,000          1,255,277
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 3 [BRR]                                  1,445,000          1,295,187
Brazil (Federal Republic of) Credit Linked Nts., Series III, 12.184%,
1/2/15 3,13 [BRR]                                                                                     5,245,000          1,292,971


                     26 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                  AMOUNT/SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16 2,13 [COP]                            20,100,000,000    $     3,839,304
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16 3,13 [COP]                         12,177,000,000          2,325,930
Colombia (Republic of) Credit Linked Bonds, 11.198%, 8/3/20 3,13 [COP]                           11,160,000,000          1,592,553
Colombia (Republic of) Credit Linked Bonds, Series A, 10.218%,
10/31/16 3,13 [COP]                                                                              12,125,000,000          2,315,998
Peru (Republic of) Credit Linked Nts., 8.115%, 9/2/15 2,13 [PEN]                                      3,470,000            637,301
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10 2                                           1,120,000          1,108,800
-----------------------------------------------------------------------------------------------------------------------------------
JSC Astana Finance, 9.16% Nts., 3/14/12 3                                                             7,200,000          6,567,663
-----------------------------------------------------------------------------------------------------------------------------------
Lakeside Re Ltd. Catastrophe Linked Nts., 11.86%, 12/31/09 1,2                                        2,000,000          2,052,000
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
Securities, Series 2006-1, 7.15%, 5/1/16 3,19                                                         8,000,000          8,111,520
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International, Romania (Republic of) Total Return
Linked Nts., 7.90%, 2/9/10 [RON]                                                                        821,400            372,271
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
CMS 10 yr. Curve Credit Linked Nts., 6%, 2/5/17                                                      13,350,000         12,866,743
Microvest Capital Management LLC Credit Linked Nts., 10.75%, 5/24/12 3                                8,650,000          8,650,000
Romania (Republic of) Total Return Linked Nts., 6.50%, 3/9/10 [RON]                                   2,228,300            968,257
Romania (Republic of) Total Return Linked Nts., 6.75%, 3/11/08 [RON]                                  2,600,000          1,145,786
Romania (Republic of) Total Return Linked Nts., 7.25%, 4/19/10 [RON]                                    213,000             93,629
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08 [RON]                                    199,000             87,903
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08 [RON]                                    512,000            226,163
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/12/08 [RON]                                  1,885,100            844,389
-----------------------------------------------------------------------------------------------------------------------------------
Medquake Ltd. Catastrophe Linked Nts., 10.658%, 5/31/10 1,2                                           1,250,000          1,252,563
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch:
Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16 3 [COP]                                  1,784,000,000            823,046
Renaissance Capital International Services Ltd. Total Return Linked Nts.,
10.50%, 10/7/08 3 [RUR]                                                                              80,000,000          3,161,922
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Russian Federation Total Return Linked Securities, Series
007, Cl. VR, 5%, 8/22/34 [RUR]                                                                      114,600,000          3,811,055
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International Leasing
plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 3 [RUR]                                          28,573,055          1,175,300
Total Return Linked Nts., Series B, 11%, 6/30/12 3 [RUR]                                             21,558,139            895,426
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%, 6/6/08 [KZT]                                    482,000,000          3,906,870
Brazil (Federal Republic of) Linked Nts., 12.551%, 1/5/22 2,13 [BRR]                                 28,914,000          3,265,247
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%, 8/4/16 3 [BRR]                                  5,793,682          4,267,033
Brazil (Federal Republic of) Total Return Nts., 8/2/10 [BRR]                                          5,800,602          2,643,414
Philippines (Republic of the) Credit Linked Nts., 10.21%, 9/20/15 3                                  10,300,000         12,219,817
Philippines (Republic of the) Credit Linked Nts., 8.619%, 9/20/15 3                                   1,230,000          1,405,644
Philippines (Republic of the) Credit Linked Nts., 8.21%, 6/20/16 1,3                                  1,360,000          1,441,287
United Mexican States Credit Linked Nts., 5.64%, 11/20/15 2                                           2,000,000          2,115,700
WTI Trading Ltd. Total Return Linked Nts., Series A, 13.50%, 2/6/09 3                                 3,630,000          3,484,800
WTI Trading Ltd. Total Return Linked Nts., Series B, 13.50%, 2/6/09 3                                 4,850,000          4,656,000
-----------------------------------------------------------------------------------------------------------------------------------
Nelson Re Ltd. Catastrophe Linked Nts., Series 2007-I, Cl. A, 17.458%,
6/21/10 1,2                                                                                           2,290,000          2,302,767
-----------------------------------------------------------------------------------------------------------------------------------
Osiris Capital plc Catastrophe Linked Combined Mortality Index Nts.,
Series D, 10.36%, 1/15/10 1,2                                                                           890,000            901,926


                     27 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                  AMOUNT/SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Residential Reinsurance Ltd. Catastrophe Linked Nts.:
Series B, 13.991%, 6/6/08 1,2                                                                   $     1,300,000    $     1,253,330
Series CL3, 17.791%, 6/7/10 1,2                                                                       1,000,000          1,017,250
-----------------------------------------------------------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked Nts.:
Cl. A-I, 10.948%, 6/6/08 1,2                                                                          1,040,000          1,033,916
Cl. A-I, 23.198%, 6/6/08 1,2                                                                          1,450,000          1,486,178
-----------------------------------------------------------------------------------------------------------------------------------
Successor Japan Quake Ltd. Catastrophe Linked Nts., Cl. A-I, 9.948%,
6/6/08 1,2                                                                                            2,450,000          2,474,500
-----------------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Akibare Ltd. Catastrophe Linked Nts., Cl.
A, 8.445%, 5/22/12 1,2                                                                                  738,000            748,849
-----------------------------------------------------------------------------------------------------------------------------------
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11 3 [GHS]                              1,222,052          1,314,173
-----------------------------------------------------------------------------------------------------------------------------------
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 14.169%, 6/5/09 1,2                                       1,550,000          1,607,815
-----------------------------------------------------------------------------------------------------------------------------------
Willow Re Ltd. Catastrophe Linked Nts., 10.483%, 6/16/10 1,2                                          2,480,000          2,518,378
                                                                                                                   ----------------
Total Structured Securities (Cost $287,734,093)                                                                        308,397,092

                                                                                       STRIKE
                                                                         DATE           PRICE         CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International
Basket of Currencies Call 4                                          11/19/07   $       90.86        15,590,000              1,559
-----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International
Basket of Currencies Call 4                                          12/12/07            1.02        30,590,000             89,176
-----------------------------------------------------------------------------------------------------------------------------------
Brazilian Real (BRR) Call 4                                          12/21/07            1.81        22,270,000            180,020
-----------------------------------------------------------------------------------------------------------------------------------
Euro (EUR) Call 4                                                    12/21/07            1.41        25,380,000            730,977
                                                                                                                   ----------------
Total Options Purchased (Cost $1,022,073)                                                                                1,001,732

                                                                                                         SHARES
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--23.0%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37%  20,21
(Cost $741,514,760)                                                                                 741,514,760        741,514,760
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $3,225,313,940)                                                             3,285,127,176
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.8% 22
-----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.8%
Undivided interest of 5.61% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,425,000)
with Bank of America NA, 5.10%, dated 9/28/07, to be repurchased at
$56,167,078 on 10/1/07, collateralized by U.S. Agency Mortgages, 5%-
5.50%, 5/1/33-6/1/35, with a value of $1,020,000,000                                            $    56,143,217         56,143,217
-----------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.0%
Metropolitan Life Global Funding, 5.13%, 10/22/07                                                       750,000            750,000
                                                                                                                   ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $56,893,217)                              56,893,217


                     28 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $3,282,207,157)                                                         103.6%     3,342,020,393
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (3.6)      (114,890,359)

                                                                                                -----------------------------------
NET ASSETS                                                                                                100.0%   $ 3,227,130,034
                                                                                                ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP    Argentine Peso
AUD    Australian Dollar
BRR    Brazilian Real
CAD    Canadian Dollar
COP    Colombian Peso
DEM    German Mark
DKK    Danish Krone
DOP    Dominican Republic Peso
EGP    Egyptian Pounds
EUR    Euro
GBP    British Pound Sterling
GHS    Ghana Cedi
IDR    Indonesia Rupiah
ILS    Israeli Shekel
JPY    Japanese Yen
KZT    Kazakhstan Tenge
MXN    Mexican Nuevo Peso
MYR    Malaysian Ringgit
NGN    Nigeria Naira
PEN    Peruvian New Sol
PHP    Philippines Peso
PLZ    Polish Zloty
RON    New Romanian Leu
RUR    Russian Ruble
TRY    New Turkish Lira
UAH    Ukraine Hryvnia
UYU    Uruguay Peso
VND    Vietnam Dong
ZMK    Zambian Kwacha

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $214,298,206 or 6.64% of the Fund's net assets as of September 30, 2007.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $219,119,142, which represents 6.79% of the Fund's net assets. See accompanying Notes.

4. Non-income producing security.

5. Issue is in default. See accompanying Notes.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $38,279,974. See accompanying Notes.

7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $22,017,578 or 0.68% of the Fund's net assets as of September 30, 2007.


                     29 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $226,282 or 0.01% of the Fund's net assets as of September 30, 2007.

9. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

10. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See accompanying Notes.

11. A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

                                         CONTRACTS   EXPIRATION    EXERCISE     PREMIUM
                                    SUBJECT TO PUT        DATES       PRICE    RECEIVED       VALUE
----------------------------------------------------------------------------------------------------
British Pound Sterling (GBP)               465,000      10/1/07   $  2.0245   $   3,483   $       -
British Pound Sterling (GBP)               475,000      10/2/07      2.0135       3,539           -
British Pound Sterling (GBP)               490,000      10/5/07      2.0335       4,334       2,294
Euro (EUR)                               2,175,000      10/4/07      1.4190      11,921       6,242
Euro (EUR)                               2,470,000      10/5/07      1.4188      15,332       8,109
                                                                              ----------------------
                                                                              $  38,609   $  16,645
                                                                              ======================

12. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                         CONTRACTS   EXPIRATION    EXERCISE     PREMIUM
                                   SUBJECT TO CALL        DATES       PRICE    RECEIVED       VALUE
----------------------------------------------------------------------------------------------------
British Pound Sterling (GBP)               465,000      10/1/07   $  2.0245   $   3,483   $   9,885
British Pound Sterling (GBP)               475,000      10/2/07      2.0135       3,491      15,303
British Pound Sterling (GBP)               490,000      10/5/07      2.0335       4,334       8,896
Euro (EUR)                               2,175,000      10/4/07      1.4190      11,921      24,061
Euro (EUR)                               2,470,000      10/5/07      1.4188      15,332      28,385
                                                                              ----------------------
                                                                              $  38,561   $  86,530
                                                                              ======================

13. Zero coupon bond reflects effective yield on the date of purchase.

14. Partial or fully-loaned security. See accompanying Notes.

15. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

16. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

17. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

18. Interest or dividend is paid-in-kind, when applicable.

19. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

20. Rate shown is the 7-day yield as of September 30, 2007.

21. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                  SHARES           GROSS           GROSS               SHARES
                                                       DECEMBER 31, 2006       ADDITIONS      REDUCTIONS   SEPTEMBER 30, 2007
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E           349,023,806   1,773,659,768   1,381,168,814          741,514,760

                                                                                                                     DIVIDEND
                                                                                                   VALUE               INCOME
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                         $ 741,514,760   $       15,027,520

22. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

                                                                                               PRINCIPAL
                                                                                                  AMOUNT
                                                                                              SOLD SHORT                VALUE
------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATION SOLD SHORT--(0.2)%
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.50%, 10/1/36 (Proceeds ($6,556,526))                    $  (6,689,000)  $       (6,552,083)

23. All or a portion of the security was segregated by the Fund in the amount of $6,689,000, which represented 102.09% of the market value of securities sold short. See accompanying Notes.


                     30 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ (R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES SOLD SHORT. The Fund may sell short when-issued securities for future settlement when it holds securities that may be used to cover the short sales. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each securities' market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold, matures or expires.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Fund had purchased $89,820,951 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.


                     31 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2007, securities with an aggregate market value of $18,208, representing less than 0.005% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for


                     32 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities and the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of September 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                                              EXPIRATION   CONTRACT AMOUNT            VALUATION AS OF     UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                               DATES            (000S)         SEPTEMBER 30, 2007   APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

Argentine Peso (ARP)                          10/24/2007            36,300   ARP   $       11,479,034   $          -   $     75,956

Australian Dollar (AUD)                10/11/07-12/21/07             5,563   AUD            4,921,376        312,095              -

Brazilian Real (BRR)                     10/11/07-1/5/10           163,060   BRR           87,748,901     10,217,197              -

British Pound Sterling (GBP)            10/1/07-12/27/07             8,788   GBP           17,968,383        303,952              -

Canadian Dollar (CAD)                   10/1/07-12/21/07             7,833   CAD            7,879,856        249,699              -

Chilean Peso (CLP)                              10/22/07         3,332,000   CLP            6,521,674         42,965              -

Danish Krone (DKK)                               10/2/07               271   DKK               51,909            438              -

Dominican Republic Peso
(DOP)                                            10/9/07            52,890   DOP            1,583,523              -         14,352

Euro (EUR)                              10/1/07-12/27/07            80,768   EUR          115,264,921      2,648,635              -

Indian Rupee (INR)                      10/4/07-10/15/07           524,261   INR           13,153,474        194,456          1,795

Japanese Yen (JPY)                      10/2/07-10/30/07        14,943,135   JPY          130,317,645      2,238,154        334,587

Malaysian Ringgit (MYR)                11/15/07-12/17/07            28,880   MYR            8,498,889        176,961              -

Mexican Nuevo Peso
(MXN)                                           11/26/07           161,500   MXN           14,709,738        193,667              -

New Turkish Lira (TRY)                  10/24/07-11/2/07            18,940   TRY           15,556,595        467,923              -

New Zealand Dollar (NZD)                        12/21/07             5,187   NZD            3,899,448         18,307            358

Norwegian Krone (NOK)                            1/29/08            65,930   NOK           12,212,354        861,913              -

Polish Zloty (PLZ)                      10/10/07-11/7/07            48,060   PLZ           18,192,088        819,600              -

Russian Ruble (RUR)                              2/21/08           271,430   RUR           10,852,382        472,650              -


                     33 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------


Singapore Dollar (SGD)                            2/5/08            14,360   SGD            9,754,596        191,369              -

South African Rand (ZAR)                        10/15/07            89,500   ZAR           12,962,951        533,086              -

South Korean Won (KRW)                   10/12/07-2/1/08         9,305,000   KRW           10,197,800         45,002              -

Swedish Krone (SEK)                             10/10/07            87,200   SEK           13,536,305        433,445              -

Swiss Franc (CHF)                       10/11/07-11/8/07            11,318   CHF            9,748,887        134,361              -
                                                                                                        ----------------------------
                                                                                                          20,555,875        427,048
                                                                                                        ----------------------------
CONTRACTS TO SELL

Australian Dollar (AUD)                 10/9/07-10/10/07            18,700   AUD           16,586,126              -        624,119

Brazilian Real (BRR)                             11/5/07            23,095   BRR           12,548,517              -        395,935

British Pound Sterling (GBP)              10/1/07-2/6/08            10,040   GBP           20,510,978              -        188,371

Canadian Dollar (CAD)                    10/9/07-1/16/08            26,149   CAD           26,309,183              -      1,349,417

Colombian Peso (COP)                            10/16/07        12,246,000   COP            6,040,474              -        462,949

Czech Koruna (CZK)                      10/15/07-1/25/08           561,135   CZK           29,133,261              -      1,619,617

Euro (EUR)                                10/1/07-2/6/08            62,576   EUR           89,295,079              -      3,187,317

Hong Kong Dollar (HKD)                 12/19/07-01/25/08           237,540   HKD           30,572,164        171,724          8,210

Indian Rupee (INR)                              11/16/07           207,000   INR            5,189,987              -        153,490

Japanese Yen (JPY)                        10/2/07-2/6/08         6,373,000   JPY           55,933,259        143,428        471,053

New Taiwan Dollar (TWD)                         10/15/07           404,000   TWD           12,404,103              -        173,908

New Turkish Lira (TRY)                           11/7/07               330   TRY              269,860              -         18,737

New Zealand Dollar (NZD)                10/9/07-10/10/07             8,115   NZD            6,143,952              -         33,572

Singapore Dollar (SGD)                          10/15/07            18,700   SGD           12,602,580              -        251,520

Swiss Franc (CHF)                       10/9/07-01/25/08            41,272   CHF           35,601,822              -        867,068
                                                                                                        ----------------------------
                                                                                                             315,152      9,805,283
                                                                                                        ----------------------------
Total unrealized appreciation and depreciation                                                          $ 20,871,027   $ 10,232,331
                                                                                                        ============================

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.


                     34 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                                                          UNREALIZED
                                                        EXPIRATION   NUMBER OF      VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                                         DATES   CONTRACTS   SEPTEMBER 30, 2007   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

Canada (Government of) Bonds, 10 yr.                      12/18/07          68   $        7,686,362   $       12,787
DAX Index                                                 12/21/07          43           12,193,369          218,764
Euro-Bundesobligation, 10 yr.                              12/6/07          47            7,551,740          (63,106)
Euro-Schatz                                                12/6/07       1,328          195,727,987         (178,596)
FTSE 100 Index                                            12/21/07          32            4,268,434           89,318
Japan (Government of) Bonds, 10 yr.                       12/10/07          40            4,700,823          (39,014)
Japan (Government of) Bonds, 10 yr.                       12/11/07          43           50,515,126         (191,246)
NASDAQ 100 E-Mini Index                                   12/21/07         255           10,781,400          237,055
Nikkei 225 Index                                          12/13/07           7            1,025,639           24,731
OMXS30 Index                                              10/26/07         164            3,104,219           84,065
Standard & Poor's 500 Index                               12/20/07          50           19,226,250          (92,600)
Standard & Poor's/MIB Index, 10 yr.                       12/21/07          11            3,140,448          (16,279)
U.S. Long Bonds                                           12/19/07       1,081          120,362,594          175,592
U.S. Treasury Nts., 2 yr.                                 12/31/07         617          127,747,922           81,281
U.S. Treasury Nts., 5 yr.                                 12/31/07       7,153          765,594,531        3,682,452
U.S. Treasury Nts., 10 yr.                                12/19/07         972          106,221,375          114,899
United Kingdom Long Gilt                                  12/27/07          44            9,627,138          (80,655)
                                                                                                      ---------------
                                                                                                           4,059,448
                                                                                                      ---------------
CONTRACTS TO SELL

Australia (Commonwealth of) Bonds, 10 yr.                 12/17/07          69            6,048,141          114,209
CAC 40 Index                                              10/19/07          77            6,288,112         (204,068)
DAX Index                                                 12/21/07          22            6,238,468         (111,946)
Euro-Bundesobligation, 10 yr.                              12/6/07         206           33,099,117           21,973
FTSE 100 Index                                            12/21/07          87           11,604,806         (304,590)
Mexican Bolsa Index                                       12/21/07         106            2,984,503           (2,250)
Nikkei 225 Index                                          12/13/07         111           16,263,701         (940,593)


                     35 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Standard & Poor's 500 E-Mini Index                        12/21/07         714           54,910,170       (1,746,908)
U.S. Long Bonds                                           12/19/07         622           69,255,813         (107,558)
U.S. Treasury Nts., 2 yr.                                 12/31/07         284           58,801,313         (142,717)
U.S. Treasury Nts., 5 yr.                                 12/31/07         837           89,585,156         (663,602)
U.S. Treasury Nts., 10 yr.                                12/19/07         456           49,832,250         (216,281)
                                                                                                      ---------------
                                                                                                          (4,304,331)
                                                                                                      ---------------
                                                                                                      $     (244,883)
                                                                                                      ===============

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended September 30, 2007 was as follows:

                                                        CALL OPTIONS                    PUT OPTIONS
                                       -----------------------------   -----------------------------
                                            NUMBER OF      AMOUNT OF        NUMBER OF     AMOUNT OF
                                            CONTRACTS       PREMIUMS        CONTRACTS      PREMIUMS
----------------------------------------------------------------------------------------------------
Options outstanding as of
December 31, 2006                                   -   $          -       25,680,000   $   253,204
Options written                        13,453,890,000      1,217,181   13,453,890,000     1,220,037
Options closed or expired              (7,124,910,000)      (500,146)  (6,528,025,000)     (944,831)
Options exercised                      (6,322,905,000)      (678,474)  (6,945,470,000)     (489,801)
                                       -------------------------------------------------------------
Options outstanding as of
September 30, 2007                          6,075,000   $     38,561        6,075,000   $    38,609
                                       =============================================================

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.


                     36 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of September 30, 2007 is as follows:

                                        BUY/SELL   NOTIONAL
                                          CREDIT     AMOUNT   PAY/RECEIVE    TERMINATION           PREMIUM
COUNTERPARTY    REFERENCE ENTITY      PROTECTION     (000S)    FIXED RATE          DATES   PAID/(RECEIVED)        VALUE
------------------------------------------------------------------------------------------------------------------------
Barclays Bank
plc:
                Beazer Homes USA,
                Inc.                        Sell   $  1,000        4.7000%       9/20/08   $             -   $  (71,300)
                CDX.EM.8 5-Year
                Index                        Buy     11,695        1.7500       12/20/12          (107,594)    (121,065)

                Citigroup, Inc.             Sell      6,550        3.2500        9/20/08                 -       13,968
                Constellation
                Brands, Inc.                Sell        965        1.0100        6/20/11                 -       (8,609)
                Constellation
                Brands, Inc.                Sell        830        1.0300        6/20/11                 -       (6,843)

                Republic of Turkey          Sell      3,120        1.6200        4/20/12                 -       28,626

                Republic of Turkey          Sell        915        1.8100        4/20/12                 -       10,438
                Residential Capital
                LLC                         Sell      1,807        1.2200        3/20/08                 -     (131,935)
                Residential Capital
                LLC                         Sell        942        1.7500        3/20/08                 -      (66,451)
                Residential Capital
                LLC                         Sell        905        1.2000        3/20/08                 -      (66,161)

                Six Flags, Inc.             Sell        780        7.0000        9/20/08                 -       49,617
                Smithfield Foods,
                Inc.                        Sell        855        1.5000        3/20/12                 -          858

                The Mosaic Co.              Sell        490        1.5000        9/20/12                 -        9,939
------------------------------------------------------------------------------------------------------------------------


                     37 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Citibank NA,
New York:
                Allied Waste North
                America, Inc.               Sell      2,300        1.8800        3/20/12                 -      (54,773)
                Amkor Technology,
                Inc.                        Sell        335        2.0500        9/20/08                 -        2,558

                El Paso Corp.               Sell        936        0.7200        6/20/11                 -      (16,295)

                El Paso Corp.               Sell        870        0.8200        6/20/11                 -      (12,204)

                El Paso Corp.               Sell        850        0.7800        6/20/11                 -      (13,073)
                Ford Motor Credit
                Co.                         Sell      1,800        2.3200        3/20/12                 -      (89,813)

                Nalco Co.                   Sell        595        3.6000        9/20/12                 -       20,302
                Nortel Networks
                Corp.                       Sell      1,120        1.8900        9/20/08                 -        4,965

                NXP B.V.                    Sell        310        4.5000        9/20/12                 -      (10,026)

                NXP B.V.                    Sell        290        4.6500        9/20/12                 -       (7,724)

                Reliant Energy, Inc.        Sell      1,200        2.6000        9/20/11                 -       (8,441)

                Reliant Energy, Inc.        Sell        500        2.4500        9/20/11                 -       (6,101)

                Republic of Hungary          Buy      2,300        0.4000       12/20/15                 -        1,856
                Republic of
                Indonesia                   Sell      1,720        2.1000        9/20/12                 -       57,779

                Republic of Turkey          Sell      2,340        2.4700        4/20/17                 -       39,642

                Russian Federation          Sell     10,000        0.3600        1/20/11                 -      (59,801)
                The Williams Cos.,
                Inc.                        Sell        850        0.6500        3/20/12                 -       (4,598)
                The Williams Cos.,
                Inc.                        Sell        500        1.1100        3/20/12                 -        6,529

                Tribune Co.                 Sell        740        7.5000        9/20/08                 -        6,915

                Tribune Co.                 Sell        520        7.6000        9/20/08                 -        5,901
                Univision
                Communications,
                Inc.                        Sell        468        1.1000        6/20/08                 -       (2,751)
------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:

                ArvinMeritor, Inc.          Sell      1,420        1.6000        9/20/08                 -        2,610

                ArvinMeritor, Inc.          Sell        995        1.4000        9/20/08                 -         (117)

                CDX.NA.HY.8 Index           Sell      2,905        2.7500        6/20/12          (144,826)     (61,795)

                CenturyTel, Inc.             Buy      1,540        0.3775        9/20/12                 -        1,860


                     38 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                Charter
                Communications
                Holdings LLC                 Buy        285        5.0000        9/20/10            18,169       14,731
                Charter
                Communications
                Holdings LLC                Sell        285        5.0000        9/20/17           (57,000)     (49,924)
                Charter
                Communications
                Holdings LLC                 Buy        235        7.0000        9/20/10                 -         (692)
                Charter
                Communications
                Holdings LLC                Sell        235        5.0000        9/20/17           (47,000)     (40,456)
                Constellation
                Brands, Inc.                Sell      1,115        1.0200        6/20/11                 -       (7,554)
                Constellation
                Brands, Inc.                Sell        438        1.0000        6/20/11                 -       (3,285)

                CVRD Inco Ltd.               Buy        460        0.5800        3/20/17                 -       (2,517)

                Dean Foods Co.              Sell        515        1.0200        6/20/11                 -       (7,462)

                Dean Foods Co.              Sell        475        1.0000        6/20/11                 -       (7,203)
                Dow Jones
                CDX.NA.HY.7 Index           Sell      1,280        3.2500       12/20/11            47,467       12,911

                Echostar DBS Corp.          Sell        585        2.1300        9/20/11                 -       22,698

                El Paso Corp.               Sell        495        0.7700        6/20/11                 -      (10,097)

                El Paso Corp.               Sell        475        0.7400        6/20/11                 -      (10,168)

                Embarq Corp.                 Buy        760        0.5700        9/20/12                 -         (188)
                Ford Motor Credit
                Co.                         Sell      3,750        2.3850        3/20/12                 -     (179,039)
                Ford Motor Credit
                Co.                         Sell      1,150        2.5500        3/20/12                 -      (48,679)
                Freescale
                Semiconductor, Inc.         Sell         60        3.2000        9/20/11                 -       (2,748)

                GMAC LLC                    Sell      1,690        1.3900        3/20/17                 -     (159,572)

                NJSC Naftogaz               Sell      2,570        3.2500        4/20/11                 -     (248,849)

                NXP B.V.                    Sell        555        5.2500        9/20/12                 -        5,758

                NXP B.V.                    Sell        480        6.2000        9/20/12                 -       22,581
                Residential Capital
                LLC                         Sell        900        1.3000        3/20/08                 -      (35,234)
                Smithfield Foods,
                Inc.                        Sell        865        1.4900        3/20/12                 -          486
                The Williams Cos.,
                Inc.                        Sell        800        1.1500        3/20/12                 -       11,345

                Toys "R" Us, Inc.           Sell        995        2.8000        9/20/08                 -       (8,652)

                TXU Corp.                   Sell        940        1.5300        6/20/11                 -      (71,327)
                TXU Corp.                   Sell        490        1.6100        6/20/11                 -      (35,940)


                     39 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                Vale Overseas Ltd.          Sell        460        1.0300        3/20/17                 -       (4,666)
------------------------------------------------------------------------------------------------------------------------
Deutsche Bank
AG:
                ABX.HE.AA.06-2
                Index                       Sell        720        0.1700        5/25/46           (86,393)     (75,620)
                ABX.HE.AAA.06-2
                Index                       Sell      1,720        0.1100        5/25/46           (85,989)     (68,987)
                ABX.HE.AAA.06-2
                Index                       Sell      1,720        0.1100        5/25/46           (85,974)     (68,987)

                CenturyTel, Inc.             Buy      1,595        0.4250        9/20/12                 -         (128)
                Countrywide Home
                Loans, Inc.                 Sell      6,540        2.5500        9/20/08                 -     (150,282)

                CVRD Inco Ltd.               Buy        995        0.6300        3/20/17                 -       (7,985)

                CVRD Inco Ltd.               Buy        865        0.4200        3/20/17                 -        6,951
                Dow Jones
                CDX.NA.HY.7 Index           Sell      3,615        3.2500       12/20/11           134,056       35,831

                Echostar DBS Corp.          Sell        415        1.6000        9/20/11                 -        9,530

                Embarq Corp.                 Buy      2,375        0.6100        9/20/12                 -          672

                Ford Motor Co.              Sell      3,180        5.8500       12/20/16                 -      (26,990)

                Ford Motor Co.              Sell      2,540        5.8000       12/20/16                 -      (27,897)

                Ford Motor Co.              Sell      2,065        6.0000       12/20/16                 -       (2,067)
                Ford Motor Credit
                Co.                         Sell      2,760        2.3900        3/20/12                 -     (130,407)
                Ford Motor Credit
                Co.                         Sell      1,300        2.3400        3/20/12                 -      (43,548)
                General Motors
                Corp.                       Sell      2,035        4.6800       12/20/16                 -      (21,195)
                General Motors
                Corp.                       Sell      1,650        4.7500       12/20/16                 -      (11,082)

                GMAC LLC                    Sell      1,750        1.3700        3/20/17                 -     (179,735)

                Lear Corp.                  Sell      1,330        2.4000        9/20/08                 -       18,305

                Mediacom LLC                Sell        200        4.9000        9/20/12                 -        3,890

                Republic of Peru            Sell        440        1.5000        4/20/17                 -        9,977

                Republic of Peru             Buy      1,900        1.7100       12/20/16                 -      (80,394)

                Republic of Peru            Sell        405        1.3200        4/20/17                 -        5,813
                The Williams Cos.,
                Inc.                        Sell      1,850        1.0200        3/20/12                 -       17,405

                Vale Overseas Ltd.          Sell        995        1.0500        3/20/17                 -       (1,209)

                Vale Overseas Ltd.          Sell        865        1.0000        3/20/17                 -       (4,211)
------------------------------------------------------------------------------------------------------------------------


                     40 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Goldman Sachs
Capital Markets
LP:

                    CDX.NA.IG.9 Index             Buy     24,900        0.8000      12/20/17        (181,311)       (382,181)
                    General Motors
                    Corp.                        Sell      1,650        4.9500      12/20/16               -          (9,309)
-----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                    ABX.HE.AA.06--2
                    Index                        Sell        240        0.1700       5/25/46         (19,774)        (23,997)
                    Amkor Technology,
                    Inc.                         Sell        395        2.6500       9/20/08               -           3,912

                    ArvinMeritor, Inc.           Sell      1,025        1.6000       9/20/08               -           3,165
                    Beazer Homes USA,
                    Inc.                         Sell      1,300        2.6500       9/20/08               -        (150,166)
                    Beazer Homes USA,
                    Inc.                         Sell      1,000        4.8000       9/20/08               -         (97,994)
                    Beazer Homes USA,
                    Inc.                         Sell        940        2.5000       6/20/08               -         (84,688)
                    Constellation
                    Brands, Inc.                 Sell      1,630        1.9000       6/20/11               -          30,120

                    First Data Corp.             Sell        230        3.0000       9/20/08               -             944
                    Freescale
                    Semiconductor, Inc.          Sell        990        3.6000       9/20/11               -         (30,366)
                    Freescale
                    Semiconductor, Inc.          Sell        525        3.7500       9/20/11               -         (13,604)
                    Freescale
                    Semiconductor, Inc.          Sell        300        3.7000       9/20/11               -          (5,427)

                    GMAC LLC                     Sell      2,190        1.3900       3/20/17               -        (227,071)

                    GMAC LLC                     Sell      1,200        1.3700       3/20/17               -        (125,677)

                    GMAC LLC                     Sell      1,040        1.3900       3/20/17               -        (107,833)

                    GMAC LLC                     Sell        850        1.3900       3/20/17               -         (88,133)
                    K. Hovnanian
                    Enterprises, Inc.            Sell      2,950        2.0000       6/20/08               -        (155,498)
                    K. Hovnanian
                    Enterprises, Inc.            Sell      1,880        1.8000       6/20/08               -        (101,690)
                    K. Hovnanian
                    Enterprises, Inc.            Sell      1,875        2.0000       6/20/08               -         (98,834)

                    Lear Corp.                   Sell        600        2.2500       9/20/08               -           3,619

                    Lennar Corp.                 Sell        550        2.9000      12/20/08               -          (6,702)

                    Nalco Co.                    Sell        660        3.7000       9/20/12               -          20,254
                    Residential Capital
                    LLC                          Sell      1,350        1.3600       3/20/08               -         (82,890)
                    Residential Capital
                    LLC                          Sell        903        1.1800       3/20/08               -         (56,195)


                     41 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                    Standard Pacific
                    Corp.                        Sell      5,450        2.2000       6/20/08               -        (426,891)

                    The Mosaic Co.               Sell        565        1.6000       9/20/12               -          14,580

                    The Mosaic Co.               Sell        535        2.0000       9/20/12               -          13,100
-----------------------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank NA,
NY Branch:

                    CDX.NA.HY.8 Index            Sell      3,495        2.7500       6/20/12        (174,240)        (74,987)

                    CVRD Inco Ltd.                Buy        435        0.5200       3/20/17               -            (840)

                    Dean Foods Co.               Sell      1,250        1.0800       6/20/11               -         (18,104)

                    Dean Foods Co.               Sell        915        1.0300       6/20/11               -         (14,790)

                    Dean Foods Co.               Sell        915        1.0600       6/20/11               -         (13,867)

                    Dean Foods Co.               Sell        500        1.0500       6/20/11               -          (7,746)

                    Dole Food Co., Inc.          Sell      1,155        2.3800       9/20/08               -          (6,237)

                    Ford Motor Co.               Sell      2,065        6.0000      12/20/16               -            (870)
                    General Motors
                    Corp.                        Sell      2,545        4.7500      12/20/16               -         (35,461)
                    Lehman Brothers
                    Holdings, Inc.               Sell      3,710        1.5500       9/20/08               -          27,479

                    Mediacom LLC                 Sell        130        5.2500       9/20/12               -           2,030
                    Merrill Lynch & Co.,
                    Inc.                         Sell      3,710        0.8000       9/20/08               -          11,260

                    Morgan Stanley               Sell      3,265        0.7500       9/20/08               -           8,266

                    Morgan Stanley               Sell      1,195        0.7500       9/20/08               -           3,149

                    Rite Aid Corp.               Sell      1,135        1.4000       9/20/08               -          (8,383)

                    The Mosaic Co.               Sell        500        1.5000       9/20/12               -          13,171

                    The Mosaic Co.               Sell        495        1.3500       9/20/12               -           9,772

                    Toys "R" Us, Inc.            Sell        510        1.9200       9/20/08               -          (3,822)
-----------------------------------------------------------------------------------------------------------------------------
Lehman
Brothers Special
Financing, Inc.:
                    ABX.HE.AA.06-2
                    Index                        Sell        180        0.1700       5/25/46         (44,090)        (19,612)
                    Allied Waste North
                    America, Inc.                Sell        640        1.8800       3/20/12               -         (19,607)
                    Allied Waste North
                    America, Inc.                Sell        330        1.8800       3/20/12               -         (10,110)
                    Amkor Technology,
                    Inc.                         Sell        650        2.5000       9/20/08               -           7,387


                     42 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                    ArvinMeritor, Inc.           Sell      1,260        2.2000       9/20/08               -           8,867

                    ArvinMeritor, Inc.           Sell      1,025        1.1500       9/20/08               -          (3,263)

                    ArvinMeritor, Inc.           Sell        840        3.0000       9/20/08               -          12,452
                    Beazer Homes USA,
                    Inc.                         Sell      1,600        5.4000       9/20/08               -        (115,924)
                    Beazer Homes USA,
                    Inc.                         Sell      1,900        2.6500       6/20/08               -        (122,982)
                    Beazer Homes USA,
                    Inc.                         Sell        465        2.3300       6/20/08               -         (31,093)
                    Cablevision Systems
                    Corp.                        Sell        590        3.1300      12/20/10               -            (841)
                    Cablevision Systems
                    Corp.                        Sell        150        3.4000      12/20/10               -             986

                    CDX.NA.HY.8 Index            Sell      4,070        2.7500       6/20/12        (202,906)        (87,077)

                    CDX.NA.HY.8 Index            Sell      2,905        2.7500       6/20/12        (141,195)        (62,152)

                    CDX.NA.IG.9 Index             Buy     24,900        0.8000      12/20/17        (147,731)       (184,037)
                    Charter
                    Communications
                    Holdings LLC                 Sell        595        5.0000       9/20/12         (95,200)        (68,973)
                    Charter
                    Communications
                    Holdings LLC                  Buy        595        7.6000       9/20/10               -         (29,305)
                    Charter
                    Communications
                    Holdings LLC                 Sell        595        5.0000       9/20/12         (89,250)        (68,565)
                    Charter
                    Communications
                    Holdings LLC                  Buy        595        7.2500       9/20/10               -         (24,340)
                    Constellation
                    Brands, Inc.                 Sell        980        1.0000       6/20/11               -          (9,538)

                    Dole Food Co., Inc.          Sell      1,305        3.2000       9/20/08               -           2,633

                    Dole Food Co., Inc.          Sell        900        5.2500       9/20/08               -          19,656
                    Dow Jones
                    CDX.NA.HY.7 Index            Sell        908        3.2500      12/20/11          17,580           8,512
                    Dow Jones
                    CDX.NA.HY.7 Index            Sell        908        3.2500      12/20/11          17,580           8,512

                    El Paso Corp.                Sell      1,404        0.7300       6/20/11               -         (13,966)

                    El Paso Corp.                Sell        530        0.8000       6/20/11               -          (4,003)

                    First Data Corp.             Sell      1,145        3.5000       9/20/08               -          12,718

                    First Data Corp.             Sell      1,145        2.7500       9/20/08               -           4,404

                    First Data Corp.             Sell        700        3.0000       9/20/08               -           4,387

                    First Data Corp.             Sell        689        3.0000       9/20/08               -           4,318


                     43 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                    Freescale
                    Semiconductor, Inc.          Sell        575        3.7200       9/20/11               -         (14,934)
                    Freescale
                    Semiconductor, Inc.          Sell        685        3.5500       9/20/11               -         (21,610)

                    GMAC LLC                     Sell        970        1.4000       3/20/17               -        (112,029)

                    GMAC LLC                     Sell        850        1.4000       3/20/17               -         (98,170)
                    K. Hovnanian
                    Enterprises, Inc.            Sell      2,880        4.2200       9/20/08               -        (140,855)

                    Lear Corp.                   Sell      1,190        2.5000       9/20/08               -           3,195

                    Lear Corp.                   Sell      1,190        2.1000       9/20/08               -           7,211

                    Lear Corp.                   Sell      1,155        2.0000       9/20/08               -           5,875

                    Lear Corp.                   Sell      1,150        3.7000       9/20/08               -          24,867

                    Lennar Corp.                 Sell      2,220        2.9000      12/20/08               -         (13,879)

                    MBIA, Inc.                   Sell      6,515        1.9500       9/20/08               -           5,529

                    Mediacom LLC                 Sell        410        5.0000       9/20/12               -          11,719

                    Mediacom LLC                 Sell        350        4.7500       9/20/12               -           7,244

                    Mediacom LLC                 Sell        205        4.8000       9/20/12               -           4,246

                    Mediacom LLC                 Sell        195        4.7500       9/20/12               -           4,036

                    Mediacom LLC                 Sell         90        4.8000       9/20/12               -           2,089

                    Nalco Co.                    Sell        355        3.4000       9/20/12               -           7,525
                    Nortel Networks
                    Corp.                        Sell        560        1.8500       9/20/08               -             799

                    NXP B.V.                     Sell        690        4.1500       9/20/12               -         (36,721)

                    NXP B.V.                     Sell        520        4.4500       9/20/12               -         (21,813)

                    Reliant Energy, Inc.         Sell        455        2.5000       9/20/11               -          (2,945)

                    Rite Aid Corp.               Sell         75        1.4500       9/20/08               -            (732)

                    Rite Aid Corp.               Sell      1,255        1.3500       9/20/08               -         (13,464)

                    Rite Aid Corp.               Sell        500        1.3500       9/20/08               -          (5,364)

                    Six Flags, Inc.              Sell      2,350        5.2200       9/20/08               -          17,623

                    Six Flags, Inc.              Sell        520        5.0000       9/20/08               -           4,734

                    Six Flags, Inc.              Sell        370        7.0000       9/20/08               -          11,199
                    Smithfield Foods,
                    Inc.                         Sell      1,130        1.5800       3/20/12               -             745


                     44 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                    The Bear Stearns
                    Cos., Inc.                   Sell      3,720        1.6000       9/20/08               -          18,005

                    Toys "R" Us, Inc.            Sell      1,360        1.9500       9/20/08               -         (12,449)

                    Toys "R" Us, Inc.            Sell        690        4.3000       9/20/08               -           9,338

                    Toys "R" Us, Inc.            Sell        985        1.8500       9/20/08               -          (9,968)

                    Tribune Co.                  Sell        595        7.4500       9/20/08               -           3,080

                    Tribune Co.                  Sell        375        7.5500       9/20/08               -             532

                    Tribune Co.                  Sell        150        7.5500       9/20/08               -             182
                    Univision
                    Communications,
                    Inc.                         Sell      2,079        1.2000       6/20/08               -         (10,673)
                    Univision
                    Communications,
                    Inc.                         Sell        941        1.1500       6/20/08               -          (5,177)
                    Univision
                    Communications,
                    Inc.                         Sell        468        1.1000       6/20/08               -          (2,747)
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International:

                    Echostar DBS Corp.           Sell        585        2.0500       9/20/11               -          18,236

                    Reliant Energy, Inc.         Sell        595        2.0500       9/20/11               -         (14,244)

                    Republic of Turkey           Sell      1,570        2.4700       4/20/17               -          24,037

                    TXU Corp.                    Sell      1,405        2.0600       6/20/11               -         (85,513)

                    TXU Corp.                    Sell      1,210        1.6200       6/20/11               -         (90,535)

                    TXU Corp.                    Sell        960        1.5900       6/20/11               -         (72,743)

                    TXU Corp.                    Sell        960        1.5800       6/20/11               -         (73,048)

                    TXU Corp.                    Sell        935        1.5300       6/20/11               -         (72,628)
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
& Co.
International       Smithfield Foods,
Ltd.                Inc.                         Sell      1,500        1.5100       3/20/12               -           3,256
-----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                    ABX.HE.AA.06-2
                    Index                        Sell        480        0.1700       5/25/46         (47,998)        (52,298)
                    ABX.HE.AA.06-2
                    Index                        Sell        240        0.1700       5/25/46         (19,174)        (26,149)
                    CDX North America
                    Investment Grade
                    Index                        Sell     10,300        3.0000       3/23/13               -          79,517

                    CDX.EM.8 Index                Buy     11,695        1.7500      12/20/12        (105,255)       (132,165)


                     45 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                    Companhia Vale Do
                    Rio Doce                     Sell        975        1.0400       3/20/17               -             593
                    Companhia Vale Do
                    Rio Doce                     Sell        900        0.9200       3/20/17               -          (7,883)
                    Companhia Vale Do
                    Rio Doce                     Sell        895        0.9700       3/20/17               -          (4,643)
                    Companhia Vale Do
                    Rio Doce                     Sell        435        1.0600       3/20/17               -             539

                    CVRD Inco Ltd.                Buy        975        0.6000       3/20/17               -          (3,355)

                    CVRD Inco Ltd.                Buy        900        0.5200       3/20/17               -           2,187

                    CVRD Inco Ltd.                Buy        895        0.5200       3/20/17               -           2,174

                    Dean Foods Co.               Sell        920        0.9500       6/20/11               -         (14,623)

                    Ford Motor Co.               Sell      2,065        6.1500      12/20/16               -          15,426

                    Ford Motor Co.               Sell        520        5.9000      12/20/16               -          (7,394)
                    General Motors
                    Corp.                        Sell      1,650        4.9000      12/20/16               -          (5,397)
                    General Motors
                    Corp.                        Sell        420        4.6200      12/20/16               -         (23,814)
                    Istanbul Bond Co.
                    SA for Finansbank            Sell      5,180        1.3000       3/24/13               -         (46,377)

                    Lennar Corp.                 Sell        410        2.9000      12/20/08               -          (3,310)

                    NXP B.V.                     Sell        300        4.9500       9/20/12               -          (4,757)
                    Republic of
                    Indonesia                    Sell      3,450        2.2300       9/20/12               -         134,642

                    Republic of Peru             Sell      2,330        1.0400       6/20/17               -         (16,861)

                    Republic of Turkey           Sell        690        2.8500      11/20/16               -          25,528

                    Republic of Turkey           Sell      3,140        1.6000       4/20/12               -          23,118

                    Republic of Turkey           Sell      1,145        2.7500      11/20/16               -          36,482
                    Residential Capital
                    LLC                          Sell      3,460        6.1700       9/20/08               -        (174,416)
                    Residential Capital
                    LLC                          Sell      1,185        6.2500       9/20/08               -         (58,908)
                    Smithfield Foods,
                    Inc.                         Sell      1,000        1.7700       3/20/12               -          12,431
-----------------------------------------------------------------------------------------------------------------------------
UBS AG:
                    Lehman Brothers
                    Holdings, Inc.               Sell      1,490        1.5500       9/20/08               -          10,998

                    Massey Energy Co.            Sell        600        5.1000       9/20/12               -          20,148

                    Massey Energy Co.            Sell        360        5.0500       9/20/12               -          11,419
                    Republic of
                    Indonesia                    Sell        375        2.3000       9/20/11               -          15,923
                    Republic of the
                    Philippines                  Sell      3,095        1.4500       6/20/17               -        (116,579)


                     46 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                    Republic of the
                    Philippines                  Sell      1,870        2.5000       6/20/17               -          68,852

                    The Mosaic Co.               Sell        560        1.7800       9/20/12               -          19,590
                                                                                               ------------------------------
                                                                                               $  (1,648,048)  $  (6,223,894)
                                                                                               ==============================

INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using primarily quotations from counterparties, and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of September 30, 2007, the Fund had entered into the following interest rate swap agreements:

                                  NOTIONAL                       PAID BY       RECEIVED BY    TERMINATION
COUNTERPARTY                        AMOUNT                      THE FUND          THE FUND          DATES          VALUE
-------------------------------------------------------------------------------------------------------------------------
Banco Santander Central
Hispano SA:

                                                          Six-Month Tasa
                                                          Nominal Annual
                             1,188,000,000     CLP           (TNA-Chile)            6.6000 %      8/21/17   $     41,301

                                56,000,000     BRR                  BZDI           12.2900         1/4/10        495,942

                                 4,420,000     BRR                  BZDI           14.0000         1/3/12        164,479
-------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc:

                                41,700,000     MXN              MXN TIIE            9.2700        7/17/26        317,037

                                41,510,000     NOK       Six-Month NIBOR            5.3850        1/29/10        (36,760)

                                                                                 Six-Month
                                 5,050,000     EUR                4.2200 %         EURIBOR        1/29/10         31,064
-------------------------------------------------------------------------------------------------------------------------
Citibank NA, London:

                                 1,260,000     PLZ       Six-Month WIBOR            5.5200        3/24/10          4,897

                                 2,016,000     PLZ       Six-Month WIBOR            5.5500        3/25/10          8,112
-------------------------------------------------------------------------------------------------------------------------
Citibank NA, New York:


                     47 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                73,200,000     TWD                2.3200      TWD-Telerate        6/27/11         16,647

                                                          Six-Month Tasa
                                                          Nominal Annual
                               950,000,000     CLP           (TNA-Chile)            6.5300        8/25/17             47
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston,
Inc.                             3,640,000     PLZ       Six-Month WIBOR            4.4800         7/1/10        (36,536)
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:

                                22,480,000     MXN              MXN TIIE            8.3000       12/17/26        (29,715)

                                                          Six-Month Tasa
                                                          Nominal Annual
                               950,000,000     CLP           (TNA-Chile)            6.5800        8/21/17         30,670
-------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                                                                INR MIBOR-
                                73,400,000     INR                7.1750      OIS Compound        6/27/11           (320)

                                                                                 Six-Month
                               360,000,000     HUF                8.4400             BUBOR         7/4/11       (109,385)
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP:

                                42,610,000     NOK       Six-Month NIBOR            5.4700         5/2/10         (4,310)

                                                                              EUR EURIBOR-
                                 5,290,000     EUR                4.4155          Telerate         5/2/10             97

                                12,658,794     BRR                  BZDI           14.5500         1/4/10      1,180,323
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group,
Inc. (The):

                                15,800,000     MXN              MXN TIIE            8.7000         2/5/16         34,342

                                23,010,000     MXN              MXN TIIE            9.8400       12/31/09         83,135
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs                                                                         CNY-
International                   18,300,000     CNY                4.0000     CFXSREPOFIX01        2/16/17        145,050
-------------------------------------------------------------------------------------------------------------------------
J Aron & Co.:

                                43,800,000     BRR                  BZDI           10.6700         1/2/12       (411,479)

                                22,300,000     MXN              MXN TIIE            9.1500        8/27/26        139,759

                                 9,700,000     MXN              MXN TIIE            9.3300        9/16/26         76,987

                                 8,790,000     BRR                  BZDI           12.9200         1/2/14        226,882

                                 4,390,000     BRR                  BZDI           12.8700         1/2/14        109,640

                                 8,750,000     BRR                  BZDI           12.7100         1/4/10        119,429

                                15,140,000     BRR                  BZDI           12.6100         1/4/10        189,273

                                10,828,442     BRR                  BZDI           12.3900         1/2/12        288,595


                     48 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                12,220,000     MXN              MXN TIIE            9.5000        8/28/25        113,253

                                25,560,000     BRR                  BZDI           14.8900         1/4/10        995,785

                                 6,910,000     BRR                  BZDI           12.2600         1/2/15        105,281

                                 3,160,000     BRR                  BZDI           12.2900         1/2/15         49,834

                                33,400,000     MXN              MXN TIIE            9.2900        7/17/26        252,931

                                 4,420,000     BRR                  BZDI           14.0500         1/2/12        175,215
-------------------------------------------------------------------------------------------------------------------------
                                                         Three-Month USD
JPMorgan Chase Bank             82,000,000                     BBA LIBOR            5.5700        5/26/16      3,657,460
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank NA:
                                                                               Three-Month
                                39,520,000     ZAR                8.2900              JIBA        6/21/08         81,718

                                10,833,253     BRR                  BZDI           12.3800         1/2/12        468,934

                                 8,750,000     BRR                  BZDI           13.9100         1/2/12        625,176
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special
Financing, Inc.:

                                 4,680,000     PLZ       Six-Month WIBOR            4.5300         7/5/10        (10,113)

                                                           Fund pays the
                                                       greater of 0% and
                                                       8*(-0.0031375-(10
                                                       yr. CMS Index + 2
                                                         yr. CMS Index))
                                13,350,000                     quarterly    $      400,500         2/5/17       (337,386)
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co.                                                           Three-Month
International                1,421,000,000     KZT                8.2500               KZT        6/29/12       (385,843)
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital                                                           Six-Month
Services, Inc.                  14,260,000     EUR                4.7130           EURIBOR        8/22/17        (52,272)
-------------------------------------------------------------------------------------------------------------------------
                                                                               Three-Month
Westpac                         30,400,000     NZD                7.7750       NZD-BBR-FRA        9/17/09         54,002
                                                                                                            -------------
                                                                                                            $  8,869,178
                                                                                                            =============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR            Brazilian Real
CLP            Chilean Peso
CNY            Chinese Renminbi
EUR            Euro
HUF            Hungarian Forint
INR            Indian Rupee
KZT            Kazakhstan Tenge
MXN            Mexican Nuevo Peso
NOK            Norwegian Krone
NZD            New Zealand Dollar


                     49 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

PLZ                 Polish Zloty
TWD                 New Taiwan Dollar
ZAR                 South African Rand

Index abbreviations are as follows:

BBA LIBOR           British Bankers' Association London-Interbank Offered Rate
BUBOR               Budapest Interbank Offered Rate
BZDI                Brazil Interbank Deposit Rate
CNY-CFXSREPOFIX01   Chinese Renminbi 7 Days Repurchase Fixing Rates
EURIBOR             Euro Interbank Offered Rate
INR                 Indian Rupee
JIBA                South Africa Johannesburg Interbank Agreed Rate
KZT                 Kazakhstan Tenge
MXN TIIE            Mexican Peso-Interbank Equilibrium Interest Rate
                    Mid Market Interest Rate for French Franc/Austrian
                    Schilling and India Swap Composites-overnight
MIBOR OIS           Indexed Swap
NIBOR               Norwegian Interbank Offered Rate
                    New Zealand Dollar-Bank Bill Rate-Forward Rate
NZD-BBR-FRA         Agreement
WIBOR               Poland Warsaw Interbank Offer Bid Rate

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2007, the Fund had entered into the following total return swap agreements:

                                   NOTIONAL                                                                TERMINATION
COUNTERPARTY                         AMOUNT                  PAID BY THE FUND       RECEIVED BY THE FUND         DATES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Citibank NA, New
York:

                                                         Twelve-Month JPY BBA
                                                          LIBOR plus 40 basis
                                                      points and if negative,
                                                    the absolute value of the     If positive, the Total
                                                     Total Return of a custom         Return of a custom
                              1,067,038,490   JPY        basket of securities       basket of securities        4/8/08   $  106,534


                     50 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                         Twelve-Month GBP BBA
                                                          LIBOR plus 35 basis
                                                      points and if negative,
                                                    the absolute value of the     If positive, the Total
                                                     Total Return of a custom         Return of a custom
                                  4,531,605   GBP        basket of securities       basket of securities        5/7/08      (30,325)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                                                                                  If positive, the Total
                                                    If negative, the absolute       Return of the Lehman
                                                          value of the Lehman     Brothers U.S. CMBS AAA
                                                       Brothers U.S. CMBS AAA       8.5+ Index plus 27.5
                                  2,500,000                        8.5+ Index               basis points       11/1/07       17,241

                                                                                  If positive, the Total
                                                    If negative, the absolute       Return of the Lehman
                                                          value of the Lehman     Brothers U.S. CMBS AAA
                                                       Brothers U.S. CMBS AAA   8.5+ Index plus 60 basis
                                 10,740,000                        8.5+ Index                     points        2/1/08       76,978

                                  1,620,000           Six-Month USD BBA LIBOR                     5.4600%      5/13/15      328,687

                                    930,000               Six-Month USD LIBOR                     5.2500       6/23/15      157,189
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG,
London:

                                                        One-Month BBA EURIBOR
                                                     plus 10 basis points and
                                                    if negative, the absolute     If positive, the Total
                                                    value of the Total Return         Return of a custom
                                 20,625,176   EUR   of a custom equity basket              equity basket       10/7/08      (84,263)

                                                      One-Month USD BBA LIBOR
                                                     plus 20 basis points and
                                                    if negative, the absolute     If positive, the Total
                                                    value of the Total Return         Return of a custom
                                  7,678,241         of a custom equity basket              equity basket       9/15/08      300,774
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):

                                    920,000               Six-Month BBA LIBOR                     5.1000       1/14/15      194,126

                                    920,000               Six-Month BBA LIBOR                     5.0800       1/20/15      199,145
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:


                     51 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                      One-Month USD BBA LIBOR
                                                           plus spread and if
                                                       negative, the absolute     If positive, the Total
                                                    value of the Total Return         Return of a custom
                                 29,920,986         of a custom equity basket              equity basket        1/8/08    1,072,331

                                                      One-Month USD BBA LIBOR
                                                         and if negative, the
                                                        absolute value of the     If positive, the Total
                                                     Total Return of the MSCI         Return of the MSCI
                                                       Daily Total Return Net     Daily Total Return Net
                                    325,119          Belgium USD Market Index   Belgium USD Market Index       10/9/07        4,903

                                                      One-Month USD BBA LIBOR
                                                         and if negative, the
                                                        absolute value of the     If positive, the Total
                                                     Total Return of the MSCI         Return of the MSCI
                                                       Daily Total Return Net     Daily Total Return Net
                                  1,730,144          Belgium USD Market Index   Belgium USD Market Index       10/9/07       29,925

                                                      One-Month USD BBA LIBOR
                                                         and if negative, the
                                                        absolute value of the     If positive, the Total
                                                     Total Return of the MSCI         Return of the MSCI
                                                       Daily Total Return Net     Daily Total Return Net
                                    434,124          Belgium USD Market Index   Belgium USD Market Index       10/9/07        6,256

                                                                                        If positive, the
                                                       If negative, the Total      absolute value of the
                                                        Return of the BOVESPA        Total Return of the
                                  4,054,575   BRR                 10/07 Index        BOVESPA 10/07 Index      10/18/07      262,849

                                                                                        If positive, the
                                                       If negative, the Total      absolute value of the
                                                        Return of the BOVESPA        Total Return of the
                                    675,080   BRR                 10/07 Index        BOVESPA 10/07 Index      10/18/07       93,677

                                                                                        If positive, the
                                                       If negative, the Total      absolute value of the
                                                        Return of the BOVESPA        Total Return of the
                                    710,753   BRR                 10/07 Index        BOVESPA 10/07 Index      10/18/07       93,677

                                                                                        If negative, the
                                                       If positive, the Total      absolute value of the
                                                       Return of the INDF/NSE      Total Return INDF/NSE
                               (138,632,000)  INR    NIFTY Index 10/07 Future   NIFTY Index 10/07 Future      10/25/07      (54,431)

                                                                                        If negative, the
                                                       If positive, the Price      absolute value of the
                                                      Return of the SMI 12/07    Price Return of the SMI
                                 (3,529,118)  CHF                      Future               12/07 Future      12/28/07      (58,353)
------------------------------------------------------------------------------------------------------------------------------------


                     52 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Lehman Brothers
Special Financing, Inc.:

                                                                                  If positive, the Total
                                                    If negative, the absolute       Return of the Lehman
                                                          value of the Lehman     Brothers U.S. CMBS AAA
                                                       Brothers U.S. CMBS AAA       8.5+ Index plus 32.5
                                  5,920,000                        8.5+ Index               basis points       11/1/07       40,213

                                                                                  If positive, the Total
                                                    If negative, the absolute       Return of the Lehman
                                                          value of the Lehman     Brothers U.S. CMBS AAA
                                                       Brothers U.S. CMBS AAA         8.5+ Index plus 60
                                  3,906,000                        8.5+ Index                basis points       2/1/08       26,673

                                                                                  If positive, the Total
                                                    If negative, the absolute       Return of the Lehman
                                                          value of the Lehman     Brothers U.S. CMBS AAA
                                                       Brothers U.S. CMBS AAA        8.5+ Index minus 25
                                  3,760,000                        8.5+ Index               basis points        3/1/08       23,979
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Capital
Services, Inc.:

                                                                                   The Constant Maturity
                                                                                 Option Price divided by
                                 15,380,000                            5.3300%                    10,000       8/13/17     (350,391)

                                                                                   The Constant Maturity
                                                                                 Option Price divided by
                                 54,700,000                            4.6600                     10,000       6/11/17    1,036,674
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services, Inc.:

                                                                                  If positive, the Total
                                                    If negative, the absolute       Return of the Lehman
                                                          value of the Lehman     Brothers U.S. CMBS AAA
                                                       Brothers U.S. CMBS AAA         8.5+Index plus 110
                                  4,900,000                        8.5+ Index               basis points       1/31/08       36,680

                                271,430,000   RUR   Three-Month USD BBA LIBOR                     7.7500      12/26/13       25,408
------------------------------------------------------------------------------------------------------------------------------------
                                                      One-Month EUR BBA LIBOR     If positive, the Total
                                                         and if negative, the         Return of a custom
                                                        absolute value of the        basket of securities
Morgan Stanley                                       Total Return of a custom    plus the dividends from
International                     4,450,500   EUR        basket of securities                  the basket     12/20/07      123,194
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  If positive, the Total
                                                    If negative, the absolute       Return of the Lehman
                                                          value of the Lehman     Brothers U.S. CMBS AAA
                                                       Brothers U.S. CMBS AAA         8.5+ Index plus 60
UBS AG                            4,882,000                        8.5+ Index               basis points        2/1/08       34,646
                                                                                                                         -----------
                                                                                                                         $3,713,996
                                                                                                                         ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:


                     53 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

BRR                   Brazilian Real
CHF                   Swiss Frank
EUR                   Euro
GBP                   British Pound Sterling
INR                   Indian Rupee
JPY                   Japanese Yen
RUR                   Russian Ruble

Abbreviations are as follows:

BBA                   British Bankers' Association
BBA LIBOR             British Bankers' Association London-Interbank Offered Rate
BMU/BOVESPA           Bovespa Index that trades on the Sao Paulo Stock Exchange
CMBS                  Commercial Mortgage Backed Securities
EURIBOR               Euro Interbank Offered Rate
INDF/NSE NIFTY Index  Indian National Stock Exchange Nifty Index
LIBOR                 London-Interbank Offered Rate
MSCI                  Morgan Stanley Capital International
SMI                   Swiss Market Index

CURRENCY SWAPS

A currency swap is an arrangement under which counterparties agree to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate. Currency swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Currency swap agreements entail exchange rate risk, interest rate risk and credit risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is a risk, based on movements of interest rates or indexes that the periodic payments made by the Fund will be greater than the payments received. Credit risk arises from the possibility that the counterparty will default on its payments to the Fund. If the counterparty defaults, the Fund's maximum loss will consist of the notional contract value to be received at contract termination as well as any outstanding interest payments due to the Fund. The Manager monitors the creditworthiness of counterparties on an ongoing basis.

As of September 30, 2007, the Fund entered into the following currency swap arrangements:

                                   NOTIONAL                           PAID BY                RECEIVED BY   TERMINATION
COUNTERPARTY                         AMOUNT                          THE FUND                   THE FUND         DATES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Credit Suisse International:

                                                              Three Month USD
                                  3,170,000   TRY                   BBA LIBOR                    16.7500%      2/26/12   $  692,950

                                                                  Three-Month
                                  1,255,000   TRY               USD BBA LIBOR                    17.2500        2/7/12      314,046


                     54 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                  1,890,000   TRY   Three-Month USD BBA LIBOR                    17.3000        2/9/12      471,892
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch International       1,960,000   TRY       Three-Month BBA LIBOR                    17.1000        2/6/12      475,461
                                                                                                                         -----------
                                                                                                                         $1,954,349
                                                                                                                         ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY                   New Turkish Lira

Index abbreviation is as follows:

BBA LIBOR             British Bankers' Association London-Interbank Offered Rate

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2007, the Fund had on loan securities valued at $110,894,201, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $112,767,086 was received for the loans, of which $56,893,217 was received in cash and subsequently invested in approved investments. In addition, collateral of $55,873,869 was also received in the form of securities.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                       $     3,283,570,313


                     55 | OPPENHEIMER STRATEGIC BOND FUND/VA

Oppenheimer Strategic Bond Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of other investments                      1,044,340,578
                                                     --------------------
Total federal tax cost                               $     4,327,910,891
                                                     ====================
Gross unrealized appreciation                        $       105,300,507
Gross unrealized depreciation                                (37,171,695)
                                                     --------------------
Net unrealized appreciation                          $        68,128,812
                                                     ====================


                     56 | OPPENHEIMER STRATEGIC BOND FUND/VA



Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., Home Equity Mtg. Obligations,
Series 2005-R10, Cl. A2B, 5.725%, 12/25/35 1                                                        $     388,577   $      383,566
-----------------------------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts., Series
2001-A1, Cl. A1, 5.53%, 2/7/10 1                                                                        5,000,000        5,002,609
-----------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts., Series
2007-3, Cl. A3, 2%, 6/15/12 1                                                                           5,000,000        4,995,300
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2005-WF1, Mtg. Pass-Through
Certificates, Series 2005-WF1, Cl. A2C, 5.745%, 6/25/35 1                                                 250,068          247,615
-----------------------------------------------------------------------------------------------------------------------------------
Soundview Home Loan Trust 2006-OPT5, Asset-Backed Certificates, Series
2006-OPT5, Cl. 2A2, 5.595%, 7/25/36 1                                                                   5,000,000        4,969,468
                                                                                                                    ---------------
Total Asset-Backed Securities (Cost $15,599,776)                                                                        15,598,558

-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--7.8%
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates, Series
2006-4, Cl. 2A1, 5.81%, 10/25/36 1                                                                        119,675          120,488
-----------------------------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Mtg. Pass-Through
Certificates, Series 2006-A5, Cl. 1A1, 5.531%, 10/25/36 1                                                 364,509          361,416
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, CMO:
Series 2004-28CB, Cl. 2A4, 5.75%, 1/25/35                                                                 810,000          759,105
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                                   340,395          344,484
Series 2008-85CB, Cl. 2A3, 5.50%, 2/25/36                                                                 210,000          205,371
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates,
Series 2007-HY1, Cl. 1A1, 5.702%, 4/25/37 1                                                               332,213          332,242
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, CMO, Series 2005-HYB1, Cl. 5A1, 5.001%,
3/25/35 1                                                                                                 943,413          924,840
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 2319, Cl. PZ, 6.50%, 5/15/31                                                                       588,578          611,397
Series 2338, Cl. ZC, 6.50%, 7/15/31                                                                       519,887          537,626
Series 2344, Cl. ZD, 6.50%, 8/15/31                                                                       311,067          317,181
Series 2363, Cl. BZ, 6.50%, 9/15/31                                                                       634,541          646,327
Series 2457, Cl. PE, 6.50%, 6/15/32                                                                       536,055          549,052
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed
Security:
Series 2574, Cl. IN, 5.32%, 12/15/22 2                                                                  1,811,273          329,766
Series 2989, Cl. TS, 6.097%, 6/15/25 2                                                                  1,866,659          136,539
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 3/25/20                                                                                          2,815,119        2,718,652
5%, 12/25/17-11/25/33                                                                                   3,864,030        3,765,531
5%, 10/1/21 3                                                                                             423,000          414,606
5.50%, 11/25/33-7/25/34                                                                                 6,408,315        6,293,666
5.50%, 10/1/36 3                                                                                           20,000           19,591
6%, 10/1/21 3                                                                                           1,160,000        1,175,406
6%, 12/25/33 4                                                                                          2,069,823        2,080,600
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Trust 2001-74, Cl. QE, 6%, 12/25/31                                    951,807          966,446
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed
Security:
Trust 2003-14, Cl. OI, 10.386%, 3/25/33 2                                                                 337,003           79,837


                       1 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Trust 2006-33, Cl. SP, 19.233%, 5/25/36 2                                                           $     504,464   $       42,047
Trust 342, Cl. 2, 6.789%, 9/1/33 2                                                                      1,245,768          318,588
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Mortgage Corp. Loan Trust, Mtg. Pass-Through Certificates, Series
2004-J4, Cl. A7, 5.50%, 9/25/34                                                                           190,000          179,717
-----------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-4F, CMO, Series 2005-4F, Cl. 6A1, 6.50%,
2/25/35                                                                                                   243,549          247,674
-----------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 3A1, 5.161%, 11/25/35 1                                                            1,538,751        1,534,663
-----------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2003-C5, Cl. A2, 3.478%, 7/15/27                                                   2,189,000        2,160,697
-----------------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through Certificates,
Series 2006-3, Cl. 2A1, 5.955%, 10/25/36 1                                                              4,650,594        4,589,206
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2007-2, Mtg. Pass-
Through Certificates, Series 2007-2, Cl. 2A1, 6.009%, 6/25/37 1,3                                         449,469          458,311
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-
Through Certificates, Series 2006-AR, Cl. 5A3, 5.424%, 6/25/36 1                                          130,000          128,750
-----------------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates:
Series 2006-AR12, Cl. 2A1, 5.75%, 10/25/36 1                                                              493,716          491,479
Series 2006-AR8, Cl. 2A1, 6.134%, 8/25/36 1                                                               520,914          524,764
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR2 Trust, Mtg. Pass-
Through Certificates, Series 2005-AR2, Cl. 2A2, 4.545%, 3/25/35 1                                          68,448           67,738
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2005-AR4 Trust, Mtg. Pass-
Through Certificates, Series 2005-AR4, Cl. 2A2, 4.524%, 4/25/35 1                                         110,937          109,782
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR10, Cl. 4A1, 5.56%, 7/25/36 1                                         226,262          225,240
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR12, Cl. 2A1, 6.10%, 9/25/36 1                                         404,505          409,634
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust, Mtg. Pass-
Through Certificates, Series 2006-A R2, Cl. 2A5, 5.095%, 3/25/36 1                                        470,038          466,204
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg. Pass-
Through Certificates, Series 2006-AR8, Cl. 1A3, 5.258%, 4/25/36 1,3                                     3,852,507        3,846,307
                                                                                                                    ---------------
Total Mortgage-Backed Obligations (Cost $39,326,300)                                                                    39,490,970

-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.1%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 4.75%, 2/15/37 (Cost $291,992)                                                       299,000          295,193
-----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--72.4%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--22.1%
-----------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.7%
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                                    1,250,000        1,275,000
9% Sr. Unsec. Nts., 7/1/15                                                                                302,000          323,895
-----------------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                                 900,000          942,750
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., Series B, 7/15/13                                       1,055,000        1,136,763
                                                                                                                    ---------------
                                                                                                                         3,678,408
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.7%
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                                      3,390,000        3,334,614
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13 5                                             745,000          771,075


                       2 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Education Management LLC/Education Management Corp., 10.25% Sr.
Unsec. Sub. Nts., 6/1/16                                                                            $     830,000   $      863,200
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--6.0%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts.,
2/1/12                                                                                                  1,300,000        1,342,250
-----------------------------------------------------------------------------------------------------------------------------------
Buffets, Inc., 12.50% Sr. Unsec. Nts., 11/1/14                                                            315,000          222,075
-----------------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 6                                                              1,340,000        1,313,200
-----------------------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 6                                     1,310,000        1,048,000
-----------------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                                                    500,000          482,500
8% Sr. Nts., 11/15/13                                                                                     700,000          713,125
-----------------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 6                                                    1,435,000        1,427,825
-----------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14                                            1,150,000        1,035,000
-----------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375% Sr. Sub. Nts., 2/15/10                                                       41,000           43,153
-----------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.75% Sr. Unsec. Nts., 4/1/13                                                                             510,000          501,075
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                                     3,200,000        3,352,000
-----------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                                      440,000          421,300
6.375% Sr. Sub. Nts., 7/15/09                                                                             800,000          800,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                                      915,000          904,706
8% Sr. Sub. Nts., 4/1/12                                                                                1,700,000        1,742,500
-----------------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                                               800,000          810,000
-----------------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                                           1,000,000        1,025,000
-----------------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                                        145,000          148,625
6.875% Sr. Sub. Nts., 12/1/11                                                                             150,000          152,625
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                                       2,350,000        2,391,125
-----------------------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 6                                                     610,000          672,525
-----------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                                      1,800,000        1,593,000
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                                       480,000          420,000
-----------------------------------------------------------------------------------------------------------------------------------
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                                                    1,800,000        1,894,500
-----------------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                              1,500,000        1,256,250
-----------------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                                       1,000,000        1,047,500
-----------------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                                        1,100,000        1,078,000
-----------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                                   2,500,000        2,462,500
                                                                                                                    ---------------
                                                                                                                        30,300,359
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.3%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                                                           300,000          223,500
8.375% Sr. Nts., 4/15/12                                                                                  500,000          395,000
-----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                                           300,000          298,279
-----------------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
6.50% Sr. Nts., 1/15/14                                                                                   300,000          234,750
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                                       900,000          648,000
8.875% Sr. Sub. Nts., 4/1/12                                                                              800,000          604,000
-----------------------------------------------------------------------------------------------------------------------------------
KB Home, 8.625% Sr. Sub. Nts., 12/15/08                                                                   150,000          150,188
-----------------------------------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts., 3/15/15                                                      300,000          235,500
-----------------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                                          205,000          207,563
-----------------------------------------------------------------------------------------------------------------------------------


                       3 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Standard Pacific Corp.:
6.25% Sr. Unsec. Unsub. Nts., 4/1/14                                                                $     600,000   $      429,000
7.75% Sr. Nts., 3/15/13                                                                                   650,000          503,750
9.25% Sr. Sub. Nts., 4/15/12                                                                              700,000          472,500
-----------------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                                  500,000          487,500
-----------------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                                       800,000          662,000
-----------------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                                       1,150,000          856,750
                                                                                                                    ---------------
                                                                                                                         6,408,280
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.3%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                                  1,245,000        1,188,975
-----------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 5                                                 275,000          262,625
                                                                                                                    ---------------
                                                                                                                         1,451,600
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--9.8%
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                                       700,000          710,500
-----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                                                1,050,000        1,005,375
-----------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                                      900,000          792,000
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                                           1,450,000        1,294,125
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 11% Sr. Sec. Nts., 10/1/15                                       1,895,000        1,928,163
-----------------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 7                                               2,700,000        2,565,000
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts.,
11/15/09                                                                                                  800,000          822,000
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                                   700,000          722,750
9.875% Sr. Sub. Nts., 8/15/13                                                                           1,772,000        1,893,825
-----------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 7                                                                       500,000          472,500
8% Unsec. Nts., 11/15/13                                                                                1,420,000        1,437,750
-----------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                                                              2,300,000        2,305,750
-----------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                                    1,357,000        1,316,290
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                                        200,000          202,000
-----------------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                                        785,000          767,338
-----------------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 7                                                2,200,000        1,870,000
-----------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                                            1,400,000        1,043,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                                      800,000          612,000
-----------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 10% Sr. Unsec. Nts., 8/1/14                                                        3,230,000        3,431,875
-----------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co., 0%/12.50% Sr. Unsec. Sub. Disc.
Nts., 8/1/16 7                                                                                          1,090,000          768,450
-----------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.61% Sr. Sec. Nts., 1/15/13 1,6                                          1,165,000        1,191,213
-----------------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 6                                                   460,000          419,750
-----------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                                              4,135,000        3,928,250
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                                              1,960,000        1,862,000
6.875% Sr. Nts., 1/15/13                                                                                2,700,000        2,565,000
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                                             2,525,000        2,584,969
-----------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley, Inc., 10.875% Sr. Unsec. Unsub. Nts., 12/15/12                                          1,020,000        1,088,850
-----------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                            800,000          794,000
-----------------------------------------------------------------------------------------------------------------------------------


                       4 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 6                                             $   1,040,000   $    1,084,200
-----------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                                        1,907,000        1,959,443
-----------------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts., 8/1/13                                              730,000          728,175
-----------------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                                             1,400,000        1,428,000
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                                400,000          387,000
-----------------------------------------------------------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds, 4/15/14                                                        800,000          700,000
-----------------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 7                                                 2,365,000        1,667,325
-----------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 9.75% Sr. Unsec. Nts., 5/1/14                                        1,500,000        1,511,250
                                                                                                                    ---------------
                                                                                                                        49,860,116
-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14                                      1,800,000        1,692,000
-----------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                                                                            1,345,000        1,439,150
10.375% Sr. Unsec. Sub. Nts., 10/15/15                                                                    625,000          684,375
                                                                                                                    ---------------
                                                                                                                         3,815,525
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
Claire's Stores, Inc., 10.50% Sr. Sub. Nts., 6/1/17 6                                                   2,195,000        1,701,125
-----------------------------------------------------------------------------------------------------------------------------------
Gamestop Corp., 8% Sr. Unsec. Nts., 10/1/12                                                               900,000          940,500
-----------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                                         350,000          334,250
-----------------------------------------------------------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                                                                         1,630,000        1,654,450
10.50% Sr. Unsec. Sub. Nts., 11/15/16                                                                   1,002,000        1,007,010
                                                                                                                    ---------------
                                                                                                                         5,637,335
-----------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 6                                                                 1,535,000        1,619,425
-----------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                               2,770,000        2,922,350
-----------------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 5                                                        500,000          507,500
-----------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                                         975,000          938,438
                                                                                                                    ---------------
                                                                                                                         5,987,713
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.6%
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.3%
Constellation Brands, Inc.:
7.25% Sr. Nts., 9/1/16                                                                                    825,000          829,125
8.125% Sr. Sub. Nts., 1/15/12                                                                             500,000          511,250
                                                                                                                    ---------------
                                                                                                                         1,340,375
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                          2,530,000        2,580,957
-----------------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                                        4,040,000        4,833,476
-----------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 5,8,9,10                                                      476,601               --
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125% Sr. Sec. Nts., 5/1/10                                                              900,000          906,750
                                                                                                                    ---------------
                                                                                                                         8,321,183
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.3%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                                       350,000          337,750
8.625% Sr. Sub. Nts., 12/15/12                                                                          1,000,000        1,020,000
-----------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
7.25% Sr. Unsec. Nts., 6/15/10                                                                            420,000          399,000


                       5 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
8.625% Sr. Nts., 5/1/09                                                                             $     687,000   $      692,153
8.875% Sr. Unsec. Nts., 3/15/11                                                                           146,000          143,080
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625% Sr.
Sub. Nts., 4/1/17 6                                                                                     2,475,000        2,332,688
-----------------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                                      925,000          929,625
8% Sr. Nts., Series B, 10/15/09                                                                           900,000          933,750
                                                                                                                    ---------------
                                                                                                                         6,788,046
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.2%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                                              900,000          870,750
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                              1,150,000        1,138,500
-----------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11 5                                                                              1,000,000        1,052,500
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                                     1,295,000        1,338,706
                                                                                                                    ---------------
                                                                                                                         3,529,706
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.5%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                                                    2,265,000        2,402,504
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--7.4%
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.2%
Basic Energy Services, Inc., 7.125% Sr. Unsec. Nts., 4/15/16                                              455,000          444,763
-----------------------------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Unsec. Nts., 4/15/13                                                                545,000          525,925
                                                                                                                    ---------------
                                                                                                                           970,688
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--7.2%
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                                              450,000          445,500
-----------------------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                                                         260,000          263,900
-----------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                                         1,150,000        1,134,188
6.875% Sr. Unsec. Nts., 1/15/16                                                                         1,920,000        1,929,600
7.50% Sr. Nts., 6/15/14                                                                                   700,000          721,000
-----------------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                                               1,400,000        1,358,000
-----------------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                                                         425,000          434,563
-----------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                                1,000,000        1,020,000
-----------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                                       450,000          444,375
-----------------------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                                           1,165,000        1,208,688
-----------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                                        5,022,000        5,277,811
-----------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                                              460,000          451,950
-----------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                                           1,600,000        1,580,000
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr. Unsec.
Nts., 9/15/15                                                                                             195,000          188,165
-----------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                                         4,710,000        4,780,650
-----------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co.:
6.875% Sr. Unsec. Sub. Nts., 10/1/17                                                                      200,000          202,000
7.875% Sr. Unsec. Sub. Nts., 5/1/13                                                                       440,000          457,600
-----------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                                    1,000,000        1,056,023
-----------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                               1,515,000        1,499,850
-----------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                                             745,000          730,100
7.375% Sr. Sub. Nts., 7/15/13                                                                             400,000          408,000
7.50% Sr. Sub. Nts., 5/15/16                                                                            1,760,000        1,804,000
-----------------------------------------------------------------------------------------------------------------------------------


                       6 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                                                                       $   1,300,000   $    1,287,000
7.50% Sr. Sec. Nts., 11/30/16                                                                           2,600,000        2,574,000
-----------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                                      860,000          799,800
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                                    1,300,000        1,303,250
-----------------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 6                                                          950,000          954,750
-----------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Unsec. Nts., 11/1/12                                                                            515,000          518,863
6.625% Sr. Unsec. Nts., 11/1/15                                                                           515,000          517,575
-----------------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                                               800,000          790,000
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                                                        350,000          343,000
-----------------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 5                                                300,000          300,750
                                                                                                                    ---------------
                                                                                                                        36,784,951
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--6.2%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14                                             2,425,000        2,491,688
-----------------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                                           691,000          649,540
8% Sr. Nts., 6/15/11                                                                                      825,000          825,000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The), 6.345% Sub. Bonds, 2/15/34                                           1,225,000        1,144,918
                                                                                                                    ---------------
                                                                                                                         5,111,146
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.8%
Barclays Bank plc, 6.278% Perpetual Bonds 11                                                            6,270,000        5,517,349
-----------------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 6,11                                                    6,800,000        6,038,597
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                                                  2,600,000        2,471,451
                                                                                                                    ---------------
                                                                                                                        14,027,397
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 5                                                        785,000          790,888
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10                                                                3,335,000        3,122,957
                                                                                                                    ---------------
                                                                                                                         3,913,845
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.6%
AAC Group Holding Corp., 0%/10.25% Sr. Unsec. Disc. Nts., 10/1/12 7                                       200,000          179,000
-----------------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 6                                                                2,535,000        2,325,863
-----------------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                                            270,000          273,375
10.106% Sr. Unsec. Nts., 5/1/10 1                                                                         270,000          274,050
                                                                                                                    ---------------
                                                                                                                         3,052,288
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.2%
MetLife, Inc., 6.40% Jr. Unsec. Sub. Bonds, 12/15/36 1                                                  1,210,000        1,154,361
-----------------------------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 6                                               110,000          135,356
                                                                                                                    ---------------
                                                                                                                         1,289,717
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.8%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 1                                                               837,000          887,220
-----------------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts LP, 6.875% Sr. Unsub. Nts., 11/1/14                                                 260,000          260,650
-----------------------------------------------------------------------------------------------------------------------------------


                       7 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
Host Marriott LP:
6.375% Sr. Nts., Series O, 3/15/15                                                                  $   2,025,000   $    1,989,563
6.75% Sr. Nts., Series Q, 6/1/16                                                                          500,000          497,500
-----------------------------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                                             550,000          551,375
                                                                                                                    ---------------
                                                                                                                         4,186,308
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--3.0%
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.1%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14                                              455,000          418,600
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.7%
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                                           890,000          887,775
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                                     1,910,000        1,924,325
-----------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                            1,600,000        1,608,000
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                                                                         3,855,000        3,296,025
-----------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75% Sr. Unsec. Nts., 6/15/16                                                        505,000          534,038
-----------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                                             185,000          173,438
6.875% Sr. Sub. Nts., 12/15/15                                                                            285,000          265,050
-----------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                                          485,000          493,488
-----------------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                               1,450,000        1,305,000
-----------------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                               650,000          658,125
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                                      650,000          674,375
-----------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 7                                  2,777,000        2,089,693
                                                                                                                    ---------------
                                                                                                                        13,909,332
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11 5                                      800,000          788,000
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.9%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                                    910,000          903,175
-----------------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8% Sr. Nts., 11/15/14 6                                                                 455,000          478,888
-----------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                                   735,000          729,488
6.875% Sr. Unsec. Sub. Nts., 11/1/13                                                                      300,000          301,500
7.625% Sr. Sub. Nts., 2/1/18                                                                              320,000          328,000
-----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                             684,000          660,060
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                                    1,100,000        1,083,500
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                                         1,280,000        1,264,000
7.625% Sr. Sub. Nts., 6/15/12                                                                             500,000          513,750
                                                                                                                    ---------------
                                                                                                                         6,262,361
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 5,8,10                                                  1,575,000               --
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.6%
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09 5                                                100,000           97,750
-----------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                                 2,370,000        2,340,375
-----------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                                        600,000          523,500
                                                                                                                    ---------------
                                                                                                                         2,961,625


                       8 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.3%
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B, 4/15/14                           $   2,850,000   $    2,878,500
-----------------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 5,8,10                                    200,000               --
-----------------------------------------------------------------------------------------------------------------------------------
Aramark Services, Inc., 8.50% Sr. Unsec. Nts., 2/1/15                                                     730,000          748,250
-----------------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                             1,100,000        1,006,500
-----------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                                       890,000          881,100
7.50% Sr. Nts., 5/1/11                                                                                    500,000          506,250
-----------------------------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16                                                      640,000          665,600
                                                                                                                    ---------------
                                                                                                                         6,686,200
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13 5                                     250,000          241,250
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.2%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                                            650,000          664,625
-----------------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                              184,000          192,740
                                                                                                                    ---------------
                                                                                                                           857,365
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.3%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                                                    730,000          751,900
-----------------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 6                                                           600,000          543,000
-----------------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                                    740,000          741,850
-----------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                                                       150,000          150,000
-----------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 5                                                  1,700,000        1,606,500
-----------------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                                      1,774,000        1,818,350
-----------------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                                       1,000,000          965,000
                                                                                                                    ---------------
                                                                                                                         6,576,600
-----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.9%
Avis Budget Car Rental LLC:
7.625% Sr. Unsec. Unsub. Nts., 5/15/14                                                                    800,000          790,000
7.75% Sr. Unsec. Unsub. Nts., 5/15/16                                                                     455,000          448,175
8.058% Sr. Unsec. Unsub. Nts., 5/15/14 1                                                                  180,000          176,400
-----------------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                                                             90,000           93,150
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                                                     1,570,000        1,703,450
-----------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                                           500,000          508,125
-----------------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                               150,000          150,000
7.50% Sr. Unsec. Nts., 11/1/13                                                                            928,000          937,280
                                                                                                                    ---------------
                                                                                                                         4,806,580
-----------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.3%
Ashtead Capital, Inc., 9% Nts., 8/15/16 6                                                                 440,000          436,150
-----------------------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts., 7/15/16                                             480,000          470,400
-----------------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                                                     575,000          570,688
-----------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                                         5,000,000        5,125,000
                                                                                                                    ---------------
                                                                                                                         6,602,238
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.0%
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 5,10                                 1,150,000               12
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.2%
RBS Global & Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts., 8/1/16                                           950,000        1,016,500


                       9 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 5,8,10 [EUR]                                       846,550   $           --
-----------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 5,8,10                                       240,208               --
-----------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 5,8,10 [EUR]                                              1,000,000               --
                                                                                                                    ---------------
                                                                                                                                --
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.8%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts., Series B,
2/15/13 5                                                                                               1,186,000        1,233,440
-----------------------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Unsec. Sub. Nts., 5/15/14                                              750,000          720,000
-----------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                                2,195,000        2,233,413
                                                                                                                    ---------------
                                                                                                                         4,186,853
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--5.9%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.1%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                                            400,000          415,500
10.125% Sr. Unsec. Nts., 9/1/08                                                                            44,000           45,650
10.625% Sr. Unsec. Nts., 5/1/11                                                                           799,000          838,950
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15 5                                                                         420,000          441,000
7.875% Sr. Unsec. Sub. Nts., 11/15/14                                                                     260,000          278,200
-----------------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                                                         332,000          362,710
11.625% Sr. Unsec. Nts., 10/15/10 5                                                                        37,000           39,313
-----------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14 5                                                                           1,375,000        1,519,375
8.25% Sr. Unsec. Nts., 9/15/16                                                                            735,000          832,388
10.50% Sr. Sec. Nts., 6/1/13                                                                              800,000          864,000
                                                                                                                    ---------------
                                                                                                                         5,637,086
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 7                                                  2,420,000        1,500,400
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--2.0%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                                      910,000          896,350
-----------------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                                            760,000          788,500
-----------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts., 10/15/14                                       1,995,000        1,985,025
-----------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                                 1,770,000        1,809,825
9.50% Sr. Sub. Nts., 8/15/13                                                                              945,000          975,713
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
8.25% Sr. Unsec. Nts., 5/15/13                                                                          1,657,000        1,723,280
8.75% Sr. Sec. Nts., 11/15/12                                                                           1,350,000        1,412,438
8.875% Sr. Sec. Nts., 2/15/09                                                                             264,000          269,280
                                                                                                                    ---------------
                                                                                                                         9,860,411
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.2%
AK Steel Corp., 7.75% Sr. Unsec. Nts., 6/15/12                                                          1,107,000        1,126,373
-----------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                                           5,460,000        5,978,700
-----------------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                           1,364,000        1,486,474
-----------------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 5                                                  800,000          850,000
-----------------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 1                                                         1,935,000        1,876,950
                                                                                                                    ---------------
                                                                                                                        11,318,497


                      10 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Domtar, Inc., 7.125% Nts., 8/15/15                                                                  $     800,000   $      772,000
-----------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                                   445,000          333,750
-----------------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC, 9.106% Sr. Sec. Nts., Series B, 8/1/14 1                                        530,000          535,300
                                                                                                                    ---------------
                                                                                                                         1,641,050
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.2%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.8%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                                                    7,405,000        7,256,900
-----------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Unsec. Nts., 6/15/16                                                    430,000          462,788
-----------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 1                                                                               1,300,000        1,326,000
8.625% Sr. Nts., 1/15/15                                                                                  625,000          640,625
-----------------------------------------------------------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                                   395,000          411,788
-----------------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Unsec. Nts., 6/15/16                                                                               495,000          512,325
9% Sr. Unsec. Nts., 8/15/14                                                                             1,300,000        1,345,500
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                                                         6,950,000        7,618,938
-----------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 5,8,10                                                           400,000               --
-----------------------------------------------------------------------------------------------------------------------------------
West Corp.:
9.50% Sr. Unsec. Nts., 10/15/14                                                                         1,040,000        1,079,000
11% Sr. Unsec. Sub. Nts., 10/15/16                                                                        935,000          986,425
-----------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                                                   4,855,000        5,134,163
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                                                   2,255,000        2,415,669
-----------------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10 5,8,10                                           1,000,000               --
                                                                                                                    ---------------
                                                                                                                        29,190,121
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--4.4%
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                                   348,000          365,400
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                                          780,000          801,450
7.50% Sr. Nts., 5/1/12                                                                                  2,620,000        2,705,150
-----------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 5,8,10                                       1,834,000               --
-----------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                                              470,000          501,138
-----------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                                                  769,000          822,830
9.61% Sr. Unsec. Nts., 10/15/12 1                                                                         290,000          296,525
-----------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                                         15,015,000       15,271,396
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                                                  700,000          707,971
8% Sr. Sub. Nts., 12/15/12                                                                                300,000          314,181
-----------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875% Sr. Nts., 2/1/10                                                             600,000          630,000
                                                                                                                    ---------------
                                                                                                                        22,416,041
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--5.1%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.1%
Edison Mission Energy:
7% Sr. Nts., 5/15/17 6                                                                                  2,991,000        2,961,090
7.50% Sr. Unsec. Nts., 6/15/13                                                                            445,000          458,350
7.75% Sr. Unsec. Nts., 6/15/16                                                                            525,000          546,000
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                                                       635,000          644,525
-----------------------------------------------------------------------------------------------------------------------------------


                      11 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                            $   1,081,000   $    1,068,688
                                                                                                                    ---------------
                                                                                                                         5,678,653
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--3.7%
AES Corp. (The):
7.75% Sr. Unsec. Unsub. Nts., 3/1/14                                                                      200,000          204,000
8.75% Sr. Sec. Nts., 5/15/13 6                                                                          1,550,000        1,629,438
-----------------------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC:
8.54% Sr. Sec. Bonds, Series A, 11/30/19                                                                  559,250          598,397
9.20% Sr. Sec. Bonds, Series B, 11/30/29                                                                  500,000          550,000
-----------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                                   1,501,000        1,482,238
8.75% Sr. Nts., 2/15/12                                                                                 1,042,000        1,081,075
-----------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                                           4,400,000        4,466,000
9.125% Sr. Unsec. Nts., 5/1/31                                                                          1,200,000        1,200,000
-----------------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates, Series A,
6/30/12                                                                                                 1,034,898        1,076,724
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                                                                                2,300,000        2,305,750
7.375% Sr. Nts., 2/1/16                                                                                 4,140,000        4,160,700
                                                                                                                    ---------------
                                                                                                                        18,754,322
-----------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                              400,000          403,076
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.2%
CMS Energy Corp., 7.75% Sr. Nts., 8/1/10                                                                  400,000          420,173
-----------------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                                         580,000          566,191
                                                                                                                    ---------------
                                                                                                                           986,364
                                                                                                                    ---------------
Total Corporate Bonds and Notes (Cost $373,374,144)                                                                    367,396,666

                                                                                                         SHARES
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.6%
-----------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 5,8,9                                               13,764                 --
-----------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-
Vtg. 5,8                                                                                                  8,000                 --
-----------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 5,8,9                                                     342                 --
-----------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 8,9                                                                                   229          1,568,322
9.75% Cv., Series AI 5,8,9                                                                                    1                822
-----------------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 5                                         10,000          1,444,500
                                                                                                                   ----------------
Total Preferred Stocks (Cost $3,974,576)                                                                                 3,013,644
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--4.7%
-----------------------------------------------------------------------------------------------------------------------------------
AboveNet, Inc. 8                                                                                             72              5,724
-----------------------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                                                                             36,819          2,565,548
-----------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                               89,853          3,801,680
-----------------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 5,8                                                                     18,668            186,680
-----------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc. 17                                                                      54,326          4,660,628
-----------------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG 12                                                                                    30,102          3,016,220
-----------------------------------------------------------------------------------------------------------------------------------


                      12 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. 5,8                                                                           4,647    $        74,352
-----------------------------------------------------------------------------------------------------------------------------------
Gulfstream Holding, Inc. 5,8                                                                                 56                 --
-----------------------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 8                                                                         155,489          1,096,197
-----------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                                    56,488          4,970,354
-----------------------------------------------------------------------------------------------------------------------------------
Revlon, Inc., Cl. A 8                                                                                   939,500          1,080,425
-----------------------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                                              43,953          2,540,891
                                                                                                                   ----------------
Total Common Stocks (Cost $23,733,027)                                                                                  23,998,699

                                                                                                          UNITS
-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 5,8                                                    1,750                 --
-----------------------------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. Wts., Exp. 2/28/11 8                                                            570              4,550
-----------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 5,8                                                    800                 --
                                                                                                                   ----------------
Total Rights, Warrants and Certificates (Cost $4,339)                                                                        4,550

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index
Securities, Series 2006-1, 7.15%, 5/1/16 5,13 (Cost $1,610,083)                                     $   1,600,000        1,622,304

                                                                                                           SHARES
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--10.3%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37% 14,15
(Cost $52,389,175)                                                                                     52,389,175       52,389,175
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $510,303,412)                                                                 503,809,759
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--0.3% 16
-----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--0.3%
Undivided interest of 0.14% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,425,000)
with Bank of America NA, 5.10%, dated 9/28/07, to be repurchased at
$1,397,094 on 10/1/07, collateralized by U.S. Agency Mortgages, 5%-5.50%,
5/1/33-6/1/35, with a value of $1,020,000,000 (Cost $1,396,500)                                     $   1,396,500        1,396,500
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $511,699,912)                                                              99.6%     505,206,259
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                               0.4        2,218,424

                                                                                                    -------------------------------
NET ASSETS                                                                                                  100.0%  $  507,424,683
                                                                                                    ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:
EUR     Euro

1. Represents the current interest rate for a variable or increasing rate security.


                      13 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $906,777 or 0.18% of the Fund's net assets as of September 30, 2007.

3. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See accompanying Notes.

4. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $2,028,441. See accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $13,830,636, which represents 2.73% of the Fund's net assets. See accompanying Notes.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $28,313,083 or 5.58% of the Fund's net assets as of September 30, 2007.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Non-income producing security.

9. Interest or dividend is paid-in-kind, when applicable.

10. Issue is in default. See accompanying Notes.

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12. Partial or fully-loaned security. See accompanying Notes.

13. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

14. Rate shown is the 7-day yield as of September 30, 2007.

15. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                           SHARES         GROSS        GROSS                SHARES
                                                                DECEMBER 31, 2006     ADDITIONS   REDUCTIONS    SEPTEMBER 30, 2007
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                     29,765,155   222,167,092  199,543,072            52,389,175

                                                                                                                          DIVIDEND
                                                                                                            VALUE           INCOME
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                                  $  52,389,175   $    2,801,288

16. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT
                                                                                                       SOLD SHORT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS SOLD SHORT--(0.6)%
-----------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5%, 10/1/36                                                        $  (1,230,000)  $   (1,173,304)
Federal National Mortgage Assn., 6%, 10/1/36                                                           (1,960,000)      (1,962,756)
                                                                                                                    ---------------
Total Mortgage-Backed Obligations Sold Short (Proceeds $(3,159,885))                                                $   (3,136,060)
                                                                                                                    ===============

17. All or a portion of the security was segregated by the Fund in the amount of $3,190,000, which represented 101.72% of the market value of securities sold short. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the


                      14 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES SOLD SHORT. The Fund may sell short when-issued securities for future settlement when it holds securities that may be used to cover the short sales. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each securities' market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold, matures or expires.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Fund had purchased $3,290,126 of securities issued on a when-issued basis or forward commitment and sold $332,841 of securities issued on a when-issued basis or forward commitment.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2007, securities with an aggregate market value of $12, representing less than 0.005% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                      15 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and in the annual and semiannual reports.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                      16 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

As of September 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                                 UNREALIZED
                               EXPIRATION   NUMBER OF      VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                DATES   CONTRACTS   SEPTEMBER 30, 2007   (DEPRECIATION)
--------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 Index      12/20/07          35   $       13,458,375   $      (64,820)
U.S. Treasury Nts., 2 yr.        12/31/07         201           41,616,422          121,731
                                                                             ---------------
                                                                                     56,911
                                                                             ---------------
CONTRACTS TO SELL
U.S. Long Bonds                  12/19/07         243           27,056,531          152,797
U.S. Treasury Nts., 2 yr.        12/31/07          59           12,215,766          (35,525)
U.S. Treasury Nts., 5 yr.        12/31/07         129           13,807,031         (130,011)
U.S. Treasury Nts., 10 yr.       12/19/07         130           14,206,563            3,791
                                                                             ---------------
                                                                                     (8,948)
                                                                             ---------------
                                                                             $       47,963
                                                                             ===============

CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports.

Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).


                      17 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Information regarding such credit default swaps as of September 30, 2007 is as follows:

                                                    BUY/SELL   NOTIONAL                                  PREMIUM
                                                      CREDIT     AMOUNT   PAY/RECEIVE   TERMINATION         PAID/
COUNTERPARTY            REFERENCE ENTITY          PROTECTION     (000S)    FIXED RATE         DATES    (RECEIVED)          VALUE
---------------------------------------------------------------------------------------------------------------------------------
Barclays Bank
plc:
                        Beazer Homes USA,
                        Inc.                            Sell   $    890        4.7000%      9/20/08   $         -   $    (63,457)

                        Citigroup, Inc.                 Sell      4,870        3.2500       9/20/08             -         10,385
                        Constellation Brands,
                        Inc.                            Sell        925        1.0100       6/20/11             -         (8,252)
                        Constellation Brands,
                        Inc.                            Sell        720        1.0300       6/20/11             -         (5,936)
                        Merrill Lynch & Co.,
                        Inc.                            Sell      1,455        0.6800       9/20/08             -          4,929
                        Residential Capital
                        LLC                             Sell      1,801        1.2200       3/20/08             -       (131,496)
                        Residential Capital
                        LLC                             Sell      1,328        1.7500       3/20/08             -        (93,680)
                        Residential Capital
                        LLC                             Sell        901        1.2000       3/20/08             -        (65,869)

                        Six Flags, Inc.                 Sell        590        7.0000       9/20/08             -         37,531

                        Smithfield Foods, Inc.          Sell        910        1.5000       3/20/12             -            914

                        The Mosaic Co.                  Sell        450        1.5000       9/20/12             -          9,128
---------------------------------------------------------------------------------------------------------------------------------
Citibank NA,
New York:
                        Allied Waste North
                        America, Inc.                   Sell        980        1.8800       3/20/12             -        (23,338)
                        Amkor Technology,
                        Inc.                            Sell        260        2.0500       9/20/08             -          1,985

                        Echostar DBS Corp.              Sell        605        1.9000       9/20/11             -         19,743

                        Echostar DBS Corp.              Sell        440        1.9000       9/20/11             -         14,359

                        El Paso Corp.                   Sell        928        0.7200       6/20/11             -        (16,155)

                        El Paso Corp.                   Sell        830        0.7800       6/20/11             -        (12,766)

                        El Paso Corp.                   Sell        795        0.8200       6/20/11             -        (11,152)

                        Ford Motor Credit Co.           Sell      1,700        2.3200       3/20/12             -        (84,823)

                        Nalco Co.                       Sell        435        3.6000       9/20/12             -         14,842

                        Nortel Networks Corp.           Sell      1,735        1.8900       9/20/08             -          7,692

                        NXP B.V.                        Sell      1,345        4.6500       9/20/12             -        (35,822)

                        NXP B.V.                        Sell        265        4.5000       9/20/12             -         (8,571)

                        Reliant Energy, Inc.            Sell      1,070        2.6000       9/20/11             -         (7,527)

                        Reliant Energy, Inc.            Sell        465        2.4500       9/20/11             -         (5,674)

                        Reliant Energy, Inc.            Sell      1,035        3.9000       9/20/11             -         39,626

                        The Williams Cos., Inc.         Sell        400        1.1100       3/20/12             -          5,223


                      18 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                        Tribune Co.                     Sell      1,300        7.6000       9/20/08             -         14,753

                        Tribune Co.                     Sell      1,160        7.5000       9/20/08             -         10,839
                        Univision
                        Communications, Inc.            Sell        442        1.1000       6/20/08             -         (2,598)
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:

                        ArvinMeritor, Inc.              Sell        900        1.4000       9/20/08             -           (106)

                        ArvinMeritor, Inc.              Sell        870        1.6000       9/20/08             -          1,599

                        CenturyTel, Inc.                 Buy      1,125        0.3775       9/20/12             -          1,359
                        Charter
                        Communications
                        Holdings LLC                     Buy        635        5.0000       9/20/10        40,481         32,822
                        Charter
                        Communications
                        Holdings LLC                    Sell        635        5.0000       9/20/17      (127,000)      (111,233)
                        Charter
                        Communications
                        Holdings LLC                     Buy        175        7.0000       9/20/10             -           (515)
                        Charter
                        Communications
                        Holdings LLC                    Sell        175        5.0000       9/20/17       (35,000)       (30,127)
                        Constellation Brands,
                        Inc.                            Sell        515        1.0200       6/20/11             -         (3,489)
                        Constellation Brands,
                        Inc.                            Sell        456        1.0000       6/20/11             -         (3,420)

                        CVRD Inco Ltd.                   Buy        445        0.5800       3/20/17             -         (2,435)

                        Dean Foods Co.                  Sell        465        1.0000       6/20/11             -         (7,052)

                        Dean Foods Co.                  Sell        455        1.0200       6/20/11             -         (6,593)
                        Dow Jones
                        CDX.NA.HY.7 Index               Sell      1,370        3.2500      12/20/11        50,804         13,819

                        Echostar DBS Corp.              Sell        435        2.1300       9/20/11             -         16,878

                        El Paso Corp.                   Sell        465        0.7700       6/20/11             -         (9,485)

                        El Paso Corp.                   Sell        460        0.7400       6/20/11             -         (9,847)

                        Embarq Corp.                     Buy      2,060        0.7300       9/20/12             -        (14,496)

                        Embarq Corp.                     Buy      1,125        0.5700       9/20/12             -           (279)

                        Ford Motor Credit Co.           Sell      4,100        2.3850       3/20/12             -       (195,749)

                        Ford Motor Credit Co.           Sell        875        2.5500       3/20/12             -        (37,038)
                        Freescale
                        Semiconductor, Inc.             Sell        455        3.6000       9/20/11             -        (14,911)
                        Freescale
                        Semiconductor, Inc.             Sell        455        3.2000       9/20/11             -        (20,839)


                      19 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                        Freescale
                        Semiconductor, Inc.             Sell        270        3.5000       9/20/11             -         (9,733)

                        GMAC LLC                        Sell      1,810        1.3900       3/20/17             -       (170,903)

                        Nalco Co.                       Sell        860        3.4000       9/20/12             -         19,508

                        Nalco Co.                       Sell        425        3.6000       9/20/12             -         13,069

                        NXP B.V.                        Sell        405        5.2500       9/20/12             -          4,202

                        NXP B.V.                        Sell        350        6.2000       9/20/12             -         16,466

                        NXP B.V.                        Sell        455        4.0000       9/20/12             -        (17,233)

                        NXP B.V.                        Sell        270        4.0800       9/20/12             -         (9,392)

                        NXP B.V.                        Sell        270        4.4000       9/20/12             -         (6,057)
                        Residential Capital
                        LLC                             Sell        885        1.3000       3/20/08             -        (34,647)

                        Smithfield Foods, Inc.          Sell        900        1.4900       3/20/12             -            506
                        The Goodyear Tire &
                        Rubber Co.                      Sell        580        1.5500       9/20/08             -          5,921

                        The Williams Cos., Inc.         Sell      3,000        1.1500       3/20/12             -         42,545

                        Toys "R" Us, Inc.               Sell        500        2.8000       9/20/08             -         (4,348)

                        TXU Corp.                       Sell        925        1.5300       6/20/11             -        (70,189)

                        TXU Corp.                       Sell        410        1.6100       6/20/11             -        (30,072)

                        Vale Overseas Ltd.              Sell        445        1.0300       3/20/17             -         (4,514)
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank
AG:

                        ABX.HE.AA.06-2 Index            Sell      1,080        0.1700       5/25/46      (129,590)      (113,430)

                        CenturyTel, Inc.                 Buy      2,060        0.5300       9/20/12             -         (9,644)

                        CenturyTel, Inc.                 Buy      1,685        0.4250       9/20/12             -           (135)
                        Countrywide Home
                        Loans, Inc.                     Sell      4,845        2.5500       9/20/08             -       (111,333)
                        Countrywide Home
                        Loans, Inc.                     Sell        370        3.2500       9/20/08             -         (6,028)

                        CVRD Inco Ltd.                   Buy        910        0.4200       3/20/17             -          7,313

                        CVRD Inco Ltd.                   Buy        840        0.6300       3/20/17             -         (6,741)
                        Dow Jones
                        CDX.NA.HY.7 Index               Sell      3,835        3.2500      12/20/11       142,214         38,012

                        Echostar DBS Corp.              Sell        230        1.6000       9/20/11             -          5,282

                        Embarq Corp.                     Buy      1,685        0.6100       9/20/12             -            477

                        Ford Motor Co.                  Sell      3,440        5.8500      12/20/16             -        (29,197)


                      20 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                        Ford Motor Co.                  Sell      2,750        5.8000      12/20/16             -        (30,203)

                        Ford Motor Co.                  Sell      2,335        6.0000      12/20/16             -         (2,337)

                        Ford Motor Credit Co.           Sell      2,805        2.3900       3/20/12             -       (132,533)

                        Ford Motor Credit Co.           Sell      1,360        2.3400       3/20/12             -        (45,558)

                        General Motors Corp.            Sell      2,200        4.6800      12/20/16             -        (22,914)

                        General Motors Corp.            Sell      1,865        4.7500      12/20/16             -        (12,526)

                        GMAC LLC                        Sell      1,820        1.3700       3/20/17             -       (186,924)

                        Lear Corp.                      Sell        885        2.4000       9/20/08             -         12,180
                        Lehman Brothers
                        Holdings, Inc.                  Sell        735        1.4100       9/20/08             -          4,282

                        MBIA, Inc.                      Sell        730        1.5200       9/20/08             -           (747)

                        Mediacom LLC                    Sell        150        4.9000       9/20/12             -          2,917

                        SLM Corp.                       Sell        580        2.0100       9/20/09             -          4,630

                        The Williams Cos., Inc.         Sell        990        1.0200       3/20/12             -          9,314

                        TXU Corp.                       Sell      1,105        2.5500       9/20/08             -           (918)

                        Vale Overseas Ltd.              Sell        910        1.0000       3/20/17             -         (4,430)

                        Vale Overseas Ltd.              Sell        840        1.0500       3/20/17             -         (1,021)
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets
LP:

                        ABX.HE.AA.06-2 Index            Sell        380        0.1700       5/25/46       (31,309)       (37,995)

                        General Motors Corp.            Sell      1,865        4.9500      12/20/16             -        (10,522)
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                        Amkor Technology,
                        Inc.                            Sell        295        2.6500       9/20/08             -          2,922

                        ArvinMeritor, Inc.              Sell        890        1.6000       9/20/08             -          2,748

                        ArvinMeritor, Inc.              Sell        585        2.2500       9/20/08             -          5,525
                        Beazer Homes USA,
                        Inc.                            Sell        920        2.5000       6/20/08             -        (82,886)
                        Beazer Homes USA,
                        Inc.                            Sell        890        4.8000       9/20/08             -        (87,215)
                        Beazer Homes USA,
                        Inc.                            Sell        810        2.6500       9/20/08             -        (93,565)
                        Constellation Brands,
                        Inc.                            Sell        380        1.9000       6/20/11             -          7,022

                        First Data Corp.                Sell        585        1.3500       9/20/08             -         (6,958)


                      21 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                        First Data Corp.                Sell        175        3.0000       9/20/08             -            719

                        Ford Motor Co.                  Sell        500        6.4000      12/20/17             -          8,332
                        Freescale
                        Semiconductor, Inc.             Sell      1,265        3.8500       9/20/11             -        (15,937)
                        Freescale
                        Semiconductor, Inc.             Sell        910        3.6000       9/20/11             -        (27,913)
                        Freescale
                        Semiconductor, Inc.             Sell        440        3.7500       9/20/11             -        (11,402)
                        Freescale
                        Semiconductor, Inc.             Sell        270        3.7000       9/20/11             -         (4,884)

                        General Motors Corp.            Sell        500        5.9500      12/20/17             -         24,972

                        GMAC LLC                        Sell      2,290        1.3900       3/20/17             -       (237,439)

                        GMAC LLC                        Sell      1,095        1.3900       3/20/17             -       (113,535)

                        GMAC LLC                        Sell      1,030        1.3700       3/20/17             -       (107,873)

                        GMAC LLC                        Sell        910        1.3900       3/20/17             -        (94,354)
                        K. Hovnanian
                        Enterprises, Inc.               Sell      1,775        2.0000       6/20/08             -        (93,562)
                        K. Hovnanian
                        Enterprises, Inc.               Sell      1,775        1.8000       6/20/08             -        (96,010)
                        K. Hovnanian
                        Enterprises, Inc.               Sell      1,097        2.0000       6/20/08             -        (57,824)

                        Lear Corp.                      Sell        425        2.2500       9/20/08             -          2,564
                        Lehman Brothers
                        Holdings, Inc.                  Sell        730        0.8000       9/20/10             -         (2,741)

                        Lennar Corp.                    Sell        870        2.9000      12/20/08             -        (10,601)

                        Nalco Co.                       Sell        465        3.7000       9/20/12             -         14,270
                        Residential Capital
                        LLC                             Sell        900        1.1800       3/20/08             -        (56,008)
                        Residential Capital
                        LLC                             Sell        879        1.3600       3/20/08             -        (53,970)

                        Sara Lee Corp.                   Buy        480        0.4190       9/20/12             -         (2,896)
                        Smurfit-Stone
                        Container Enterprises,

                        Inc.                            Sell        580        1.4500       9/20/08             -          2,563

                        Standard Pacific Corp.          Sell      3,410        2.2000       6/20/08             -       (267,101)

                        Standard Pacific Corp.          Sell        585        6.6500       9/20/08             -        (37,902)

                        The Mosaic Co.                  Sell        455        1.6000       9/20/12             -         11,741

                        The Mosaic Co.                  Sell        250        2.0000       9/20/12             -          6,121
----------------------------------------------------------------------------------------------------------------------------------


                      22 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

JPMorgan
Chase Bank NA,
NY Branch:

                        Citigroup, Inc.                 Sell        880        1.3000       9/20/08             -         (9,584)

                        Countrywide Home
                        Loans, Inc.                     Sell      1,820        1.8000       9/20/08             -        (58,451)

                        CVRD Inco Ltd.                   Buy        460        0.5200       3/20/17             -           (888)

                        Dean Foods Co.                  Sell      1,200        1.0800       6/20/11             -        (17,380)

                        Dean Foods Co.                  Sell        930        1.0300       6/20/11             -        (15,033)

                        Dean Foods Co.                  Sell        930        1.0600       6/20/11             -        (14,095)

                        Dean Foods Co.                  Sell        460        1.0500       6/20/11             -         (7,126)

                        Dole Food Co., Inc.             Sell        225        2.3800       9/20/08             -         (1,215)

                        Ford Motor Co.                  Sell      2,335        6.0000      12/20/16             -           (984)

                        General Motors Corp.            Sell      2,760        4.7500      12/20/16             -        (38,457)
                        Lehman Brothers
                        Holdings Inc.                   Sell      5,770        1.5500       9/20/08             -         42,737

                        Mediacom LLC                    Sell        425        5.2500       9/20/12             -          6,638
                        Merrill Lynch & Co.,
                        Inc.                            Sell      5,770        0.8000       9/20/08             -         17,512

                        Morgan Stanley                  Sell      6,070        0.7500       9/20/08             -         15,368

                        Morgan Stanley                  Sell        860        0.7500       9/20/08             -          2,266

                        Rite Aid Corp.                  Sell        555        1.4000       9/20/08             -         (4,099)
                        The Bear Stearns Cos.,
                        Inc.                            Sell      1,470        2.7000       9/20/08             -         24,918

                        The Mosaic Co.                  Sell        455        1.5000       9/20/12             -         11,986

                        The Mosaic Co.                  Sell        450        1.3500       9/20/12             -          8,884

                        The Mosaic Co.                  Sell        895        1.5000       9/20/12             -         23,576

                        Toys "R" Us, Inc.               Sell        450        1.9200       9/20/08             -         (3,372)

                        Tribune Co.                     Sell        890        8.5000       9/20/08             -            169
----------------------------------------------------------------------------------------------------------------------------------
Lehman
Brothers Special
Financing, Inc.:

                        ABX.HE.AA.06-2 Index            Sell        490        0.1700       5/25/46      (120,022)       (53,387)
                        Allied Waste North
                        America, Inc.                   Sell        840        1.8800       3/20/12             -        (25,735)
                        Allied Waste North
                        America, Inc.                   Sell        330        1.8800       3/20/12             -        (10,110)
                        Amkor Technology,
                        Inc.                            Sell        430        2.5000       9/20/08             -          4,887

                        ArvinMeritor, Inc.              Sell        890        1.1500       9/20/08             -         (2,833)

                        ArvinMeritor, Inc.              Sell        810        2.2000       9/20/08             -          5,700


                      23 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                        ArvinMeritor, Inc.              Sell       445         3.0000       9/20/08             -          6,597
                        Beazer Homes USA,
                        Inc.                            Sell     1,280         5.4000       9/20/08             -        (92,739)
                        Beazer Homes USA,
                        Inc.                            Sell       585         5.0000       9/20/08       (58,500)       (44,371)
                        Beazer Homes USA,
                        Inc.                            Sell     1,650         2.6500       6/20/08             -       (106,800)
                        Beazer Homes USA,
                        Inc.                            Sell       465         2.3300       6/20/08             -        (31,093)
                        Cablevision Systems
                        Corp.                           Sell       930         3.1300      12/20/10             -         (1,326)
                        Cablevision Systems
                        Corp.                           Sell       230         3.4000      12/20/10             -          1,512

                        Centex Corp.                    Sell       590         1.7500       9/20/09             -         (2,994)
                        Charter
                        Communications
                        Holdings LLC                    Sell       435         5.0000       9/20/12       (69,600)       (50,426)
                        Charter
                        Communications
                        Holdings LLC                     Buy       435         7.6000       9/20/10             -        (21,425)
                        Charter
                        Communications
                        Holdings LLC                    Sell       430         5.0000       9/20/12       (64,500)       (49,551)
                        Charter
                        Communications
                        Holdings LLC                     Buy       430         7.2500       9/20/10             -        (17,590)
                        Charter
                        Communications
                        Holdings LLC                     Buy       330         7.4000       9/20/10             -        (13,353)
                        Charter
                        Communications
                        Holdings LLC                    Sell       330         5.0000       9/20/12       (49,500)       (39,024)
                        Constellation Brands,
                        Inc.                            Sell       920         1.0000       6/20/11             -         (8,954)

                        Dole Food Co., Inc.             Sell       845         3.2000       9/20/08             -          1,705

                        Dole Food Co., Inc.             Sell       610         5.2500       9/20/08             -         13,322
                        Dow Jones
                        CDX.NA.HY.7 Index               Sell       899         3.2500      12/20/11        17,406          8,428
                        Dow Jones
                        CDX.NA.HY.7 Index               Sell       899         3.2500      12/20/11        17,406          8,428

                        D.R. Horton, Inc.               Sell     1,140         4.2000      12/20/08             -           (663)

                        Echostar DBS Corp.              Sell       300         1.6000       9/20/11             -          6,071

                        El Paso Corp.                   Sell     1,392         0.7300       6/20/11             -        (13,847)

                        El Paso Corp.                   Sell       400         0.8000       6/20/11             -         (3,021)

                        First Data Corp.                Sell       870         3.5000       9/20/08             -          9,663

                        First Data Corp.                Sell       870         2.7500       9/20/08             -          3,346

                        First Data Corp.                Sell       477         3.0000       9/20/08             -          2,989


                      24 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                        First Data Corp.               Sell        400         3.0000       9/20/08             -          2,507
                        Freescale
                        Semiconductor, Inc.            Sell        430         3.7200       9/20/11             -        (11,168)
                        Freescale
                        Semiconductor, Inc.            Sell        635         3.5500       9/20/11             -        (20,033)

                        GMAC LLC                       Sell        975         1.4000       3/20/17             -       (112,606)

                        GMAC LLC                       Sell        910         1.4000       3/20/17             -       (105,100)
                        Harrah's Operating
                        Co., Inc.                      Sell      1,100         2.3000       9/20/08             -          6,511
                        K. Hovnanian
                        Enterprises, Inc.              Sell      1,385         4.2200       9/20/08             -        (67,738)
                        K. Hovnanian
                        Enterprises, Inc.              Sell        585         7.5000       9/20/08             -        (11,430)

                        Lear Corp.                     Sell        875         2.0000       9/20/08             -          4,451

                        Lear Corp.                     Sell        870         2.5000       9/20/08             -          2,336

                        Lear Corp.                     Sell        870         3.7000       9/20/08             -         18,812

                        Lear Corp.                     Sell        870         2.1000       9/20/08             -          5,272

                        Lennar Corp.                   Sell      3,535         2.9000      12/20/08             -        (22,100)

                        Levi Strauss & Co.             Sell        570         1.6000       9/20/08             -          2,327

                        MBIA, Inc.                     Sell      4,855         1.9500       9/20/08             -          4,120

                        Mediacom LLC                   Sell        555         5.0000       9/20/12             -         15,864

                        Mediacom LLC                   Sell        340         4.8000       9/20/12             -          7,042

                        Mediacom LLC                   Sell        320         4.8000       9/20/12             -          7,428

                        Mediacom LLC                   Sell        275         4.7500       9/20/12             -          5,692

                        Mediacom LLC                   Sell        225         5.8000       9/20/12             -         13,516

                        Mediacom LLC                   Sell        140         4.7500       9/20/12             -          2,898

                        Morgan Stanley                 Sell      1,460         0.6400       9/20/08             -          4,342

                        Nalco Co.                      Sell        260         3.4000       9/20/12             -          5,511

                        Nortel Networks Corp.          Sell        865         1.8500       9/20/08             -          1,234

                        NXP B.V.                       Sell        390         5.9500       9/20/12             -          5,619

                        NXP B.V.                       Sell        635         4.1500       9/20/12             -        (33,794)

                        NXP B.V.                       Sell        450         4.4500       9/20/12             -        (18,877)

                        Pulte Homes, Inc.              Sell        875         2.8500       9/20/09             -        (20,163)

                        Quebecor World, Inc.           Sell        590         2.8500       9/20/08             -          5,351


                      25 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                        Reliant Energy, Inc.           Sell        845        2.1500        9/20/11             -        (16,478)

                        Reliant Energy, Inc.           Sell        440        2.5000        9/20/11             -         (2,848)

                        Rite Aid Corp.                 Sell        570        3.2500        9/20/08             -          4,379

                        Rite Aid Corp.                 Sell         75        1.4500        9/20/08             -           (732)

                        Rite Aid Corp.                 Sell      1,080        1.3500        9/20/08             -        (11,587)

                        Rite Aid Corp.                 Sell        455        1.3500        9/20/08             -         (4,881)

                        Saks, Inc.                     Sell        570        1.7000        9/20/08             -          3,711

                        Six Flags, Inc.                Sell      1,330        5.2200        9/20/08             -          9,974

                        Six Flags, Inc.                Sell        650        7.0000        9/20/08             -         19,674

                        Six Flags, Inc.                Sell        355        5.0000        9/20/08             -          3,232

                        Smithfield Foods, Inc.         Sell      1,190        1.5800        3/20/12             -            785
                        Tenet Healthcare
                        Corp.                          Sell        585        4.9000        3/20/09             -           (831)
                        The Bear Stearns Cos.,
                        Inc.                           Sell      5,780        1.6000        9/20/08             -         27,975

                        The Mosaic Co.                 Sell        910        1.2000        9/20/12             -         13,900

                        Toys "R" Us, Inc.              Sell      1,200        1.9500        9/20/08             -        (10,984)

                        Toys "R" Us, Inc.              Sell        585        3.2500        9/20/08             -          1,987

                        Toys "R" Us, Inc.              Sell        360        4.3000        9/20/08             -          4,872

                        Toys "R" Us, Inc.              Sell        905        1.8500        9/20/08             -         (9,158)

                        Tribune Co.                    Sell        430        7.4500        9/20/08             -          2,226

                        Tribune Co.                    Sell        230        7.5500        9/20/08             -            279

                        Tribune Co.                    Sell        580        7.5500        9/20/08             -            823
                        Univision
                        Communications, Inc.           Sell        884        1.1500        6/20/08             -         (4,863)
                        Univision
                        Communications, Inc.           Sell        442        1.1000        6/20/08             -         (2,594)
----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International:

                        Echostar DBS Corp.             Sell        430        2.0500        9/20/11             -         13,404

                        Reliant Energy, Inc.           Sell        420        2.0500        9/20/11             -        (10,055)

                        TXU Corp.                      Sell      1,310        2.0600        6/20/11             -        (79,731)

                        TXU Corp.                      Sell      1,150        1.6200        6/20/11             -        (86,046)


                      26 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                        TXU Corp.                      Sell        930        1.5800        6/20/11             -        (70,765)

                        TXU Corp.                      Sell        925        1.5900        6/20/11             -        (70,091)

                        TXU Corp.                      Sell        925        1.5300        6/20/11             -        (71,852)
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:

                        ABX.HE.AA.06-2 Index           Sell        730        0.1700        5/25/46       (72,997)       (79,536)

                        ABX.HE.AA.06-2 Index           Sell        380        0.1700        5/25/46       (30,359)       (41,402)
                        Companhia Vale Do
                        Rio Doce                       Sell        905        0.9200        3/20/17             -         (7,926)
                        Companhia Vale Do
                        Rio Doce                       Sell        895        0.9700        3/20/17             -         (4,643)
                        Companhia Vale Do
                        Rio Doce                       Sell        880        1.0400        3/20/17             -            535
                        Companhia Vale Do
                        Rio Doce                       Sell        460        1.0600        3/20/17             -            570

                        CVRD Inco Ltd.                  Buy        905        0.5200        3/20/17             -          2,199

                        CVRD Inco Ltd.                  Buy        895        0.5200        3/20/17             -          2,174

                        CVRD Inco Ltd.                  Buy        880        0.6000        3/20/17             -         (3,028)

                        Dean Foods Co.                 Sell        930        0.9500        6/20/11             -        (14,782)

                        Ford Motor Co.                 Sell      2,335        6.1500       12/20/16             -         17,443

                        Ford Motor Co.                 Sell        150        5.9000       12/20/16             -         (2,133)

                        General Motors Corp.           Sell      1,865        4.9000       12/20/16             -         (6,100)

                        General Motors Corp.           Sell        120        4.6200       12/20/16             -         (6,804)

                        J.C. Penney Co., Inc.          Sell        370        1.0700       12/20/17             -         (1,116)

                        Kohl's Corp.                    Buy        555        0.6600       12/20/17             -            (10)

                        Lennar Corp.                   Sell      1,775        2.9000       12/20/08             -        (14,328)

                        Massey Energy Co.              Sell        690        5.1000        9/20/12             -         26,035

                        NXP B.V.                       Sell        155        4.9500        9/20/12             -         (2,458)
                        Residential Capital
                        LLC                            Sell      2,610        6.1700        9/20/08             -       (131,568)
                        Residential Capital
                        LLC                            Sell        875        6.2000        9/20/08             -        (43,879)
                        Residential Capital
                        LLC                            Sell        845        6.2500        9/20/08             -        (42,006)

                        Sara Lee Corp.                  Buy        615        0.4180        9/20/12             -         (5,449)

                        Smithfield Foods, Inc.         Sell        160        1.7700        3/20/12             -          1,989

                        Smithfield Foods, Inc.        Sell         140        1.5100        3/20/12             -            304


                      27 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
UBS AG:
                        Lehman Brothers
                        Holdings, Inc.                Sell       2,310        1.5500        9/20/08             -         17,051

                        Massey Energy Co.             Sell         430        5.1000        9/20/12             -         14,439

                        Massey Energy Co.             Sell         375        5.0500        9/20/12             -         11,895

                        The Mosaic Co.                Sell         595        1.6500        9/20/12             -         17,744

                        The Mosaic Co.                Sell         425        1.7800        9/20/12             -         14,868
                                                                                                      ----------------------------
                                                                                                      $  (520,066)  $ (4,656,578)
                                                                                                      ============================

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2007, the Fund had entered into the following total return swap agreements:

                             NOTIONAL                                                    TERMINATION
       SWAP COUNTERPARTY      AMOUNT          PAID BY THE FUND     RECEIVED BY THE FUND      DATES           VALUE
-------------------------------------------------------------------------------------------------------------------
                                                                 If positive, the Total
                                              If negative, the     Return of the Lehman
                                         absolute value of the       Brothers U.S. CMBS
         Lehman Brothers                  Lehman Brothers U.S.      AAA 8.5+ Index plus
 Special Financing, Inc.   $ 8,200,000     CMBS AAA 8.5+ Index        37.5 basis points        2/1/08   $   55,996
-------------------------------------------------------------------------------------------------------------------

                                                                 If positive, the Total
                                              If negative, the     Return of the Lehman
                                         absolute value of the       Brothers U.S. CMBS
                                          Lehman Brothers U.S.     AAA 8.5+ Index minus
                  UBS AG     7,300,000     CMBS AAA 8.5+ Index        32.5 basis points        2/1/08       46,554
                                                                                                        -----------
                                                                                                        $  102,550
                                                                                                        ===========

Abbreviation is as follows:

CMBS                          Commercial Mortgage Backed Securities

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its


                      28 | OPPENHEIMER HIGH INCOME FUND/VA

Oppenheimer High Income Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2007, the Fund had on loan securities valued at $1,402,800, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $1,396,500 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 512,479,520
Federal tax cost of other investments     (15,939,008)
                                        --------------
Total federal tax cost                  $ 496,540,512
                                        ==============

Gross unrealized appreciation           $  10,696,602
Gross unrealized depreciation             (21,932,037)
                                        --------------
Net unrealized depreciation             $ (11,235,435)
                                        ==============


                      29 | OPPENHEIMER HIGH INCOME FUND/VA



Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.5%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--6.8%
-----------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
Goodyear Tire & Rubber Co. (The) 1                                                                       18,300    $       556,503
-----------------------------------------------------------------------------------------------------------------------------------
Lear Corp. 1,2                                                                                           21,500            690,150
                                                                                                                   ----------------
                                                                                                                         1,246,653
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.0%
General Motors Corp. 2                                                                                    8,400            308,280
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Apollo Group, Inc., Cl. A 1                                                                              10,400            625,560
-----------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1,2                                                                        8,100            985,689
                                                                                                                   ----------------
                                                                                                                         1,611,249
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.7%
Chipotle Mexican Grill, Inc., Cl. B 1                                                                     7,419            793,833
-----------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                                      33,800          1,469,286
-----------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                        102,900          5,604,963
-----------------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp.                                                                                  11,500            376,740
-----------------------------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                                       248,100          8,393,223
                                                                                                                   ----------------
                                                                                                                        16,638,045
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
Black & Decker Corp.                                                                                     11,600            966,280
-----------------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                             14,200            377,294
-----------------------------------------------------------------------------------------------------------------------------------
KB Home 2                                                                                                16,800            421,008
-----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A 2                                                                                    18,700            423,555
-----------------------------------------------------------------------------------------------------------------------------------
NVR, Inc. 1,2                                                                                             1,700            799,425
-----------------------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                                       3,100            174,003
-----------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 2                                                                       10,500            375,375
-----------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                                                                    17,100            341,829
                                                                                                                   ----------------
                                                                                                                         3,878,769
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--3.9%
CBS Corp., Cl. B                                                                                        268,900          8,470,350
-----------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc. 2                                                                    351,800         13,171,392
-----------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 1,2                                                                143,400          6,712,554
-----------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc. 2                                                                                     158,700          6,935,190
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1,2                                                                       28,500          1,169,070
-----------------------------------------------------------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital, Series A 1                                                           8,000            998,640
-----------------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                                     111,500          5,362,035
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                       831,200         15,260,832
-----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B 1                                                                                   293,473         11,436,643
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                                                   749,700         25,782,183
                                                                                                                   ----------------
                                                                                                                        95,298,889
-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Big Lots, Inc. 1,2                                                                                       28,300            844,472
-----------------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                                                               22,000            891,880
-----------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                               33,700            895,072
-----------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                                                       3,500            221,795
-----------------------------------------------------------------------------------------------------------------------------------


                       1 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Macy's, Inc.                                                                                            262,000    $     8,467,840
-----------------------------------------------------------------------------------------------------------------------------------
Sears Holdings Corp. 1,2                                                                                 67,800          8,624,160
-----------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                              1,400             88,998
                                                                                                                   ----------------
                                                                                                                        20,034,217
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.8%
AutoNation, Inc. 1                                                                                       19,900            352,628
-----------------------------------------------------------------------------------------------------------------------------------
AutoZone, Inc. 1                                                                                          8,500            987,190
-----------------------------------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1,2                                                                                    20,700            290,835
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                        395,600         12,833,264
-----------------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                                                                               5,500            277,860
-----------------------------------------------------------------------------------------------------------------------------------
RadioShack Corp. 2                                                                                       39,500            816,070
-----------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The) 2                                                                                  203,700          5,921,559
                                                                                                                   ----------------
                                                                                                                        21,479,406
-----------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Fossil, Inc. 1                                                                                            5,100            190,536
-----------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                                                       112,600          6,605,116
-----------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A                                                                            5,800            450,950
                                                                                                                   ----------------
                                                                                                                         7,246,602
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--6.7%
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.3%
Coca-Cola Co. (The)                                                                                     289,800         16,654,806
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                           208,550         15,278,373
                                                                                                                   ----------------
                                                                                                                        31,933,179
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.1%
Costco Wholesale Corp. 2                                                                                110,100          6,756,837
-----------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The)                                                                                        306,200          8,732,824
-----------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                                                           297,600          9,853,536
                                                                                                                   ----------------
                                                                                                                        25,343,197
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
ConAgra Foods, Inc.                                                                                     234,300          6,122,259
-----------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                                      80,600          4,675,606
-----------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                                        154,700          7,147,140
-----------------------------------------------------------------------------------------------------------------------------------
Kellogg Co. 2                                                                                            78,100          4,373,600
-----------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp. 2                                                                                        444,100          7,412,029
                                                                                                                   ----------------
                                                                                                                        29,730,634
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.9%
Procter & Gamble Co. (The)                                                                              313,715         22,066,713
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.0%
NBTY, Inc. 1                                                                                              8,200            332,920
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO--2.2%
Altria Group, Inc.                                                                                      776,600         53,996,998
-----------------------------------------------------------------------------------------------------------------------------------
UST, Inc.                                                                                                11,800            585,280
                                                                                                                   ----------------
                                                                                                                        54,582,278
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--13.0%
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
Dresser-Rand Group, Inc. 1                                                                               16,800            717,528
-----------------------------------------------------------------------------------------------------------------------------------


                       2 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1                                                                                 24,600    $       633,696
-----------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd. 2                                                                                     368,200         38,661,000
                                                                                                                   ----------------
                                                                                                                        40,012,224
-----------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--11.4%
Anadarko Petroleum Corp. 2                                                                              108,600          5,837,250
-----------------------------------------------------------------------------------------------------------------------------------
Chevron Corp. 2                                                                                         742,526         69,485,583
-----------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                          424,483         37,256,873
-----------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                     1,356,716        125,577,633
-----------------------------------------------------------------------------------------------------------------------------------
Hess Corp. 2                                                                                              1,500             99,795
-----------------------------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                                               5,700            341,031
-----------------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                                      177,300         10,109,646
-----------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                              221,700         14,206,536
-----------------------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc. 2                                                                        4,700            361,101
-----------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp. 2                                                                                           20,400            938,808
-----------------------------------------------------------------------------------------------------------------------------------
Valero Energy Corp.                                                                                     219,500         14,746,010
                                                                                                                   ----------------
                                                                                                                       278,960,266
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--22.6%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.2%
Ameriprise Financial, Inc.                                                                              190,400         12,016,144
-----------------------------------------------------------------------------------------------------------------------------------
Bank of New York Mellon Corp.                                                                           278,497         12,292,858
-----------------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The) 2                                                                          67,300          8,265,113
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                         161,100         34,916,814
-----------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc. 2                                                                              33,600            950,208
-----------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc. 2                                                                         77,000          4,753,210
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                               375,200         26,744,256
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley 2                                                                                        460,400         29,005,200
                                                                                                                   ----------------
                                                                                                                       128,943,803
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.2%
Fifth Third Bancorp                                                                                     111,700          3,784,396
-----------------------------------------------------------------------------------------------------------------------------------
KeyCorp                                                                                                  39,200          1,267,336
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp 2                                                                                          322,870         10,502,961
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                          689,693         34,588,104
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co. 2                                                                                     771,800         27,491,516
                                                                                                                   ----------------
                                                                                                                        77,634,313
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
Discover Financial Services 1                                                                            73,000          1,518,400
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.7%
Bank of America Corp.                                                                                 1,165,009         58,565,002
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                       1,260,488         58,826,975
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                                  1,038,544         47,586,086
                                                                                                                   ----------------
                                                                                                                       164,978,063
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--6.2%
ACE Ltd.                                                                                                 92,400          5,596,668
-----------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                                                                                          218,500         12,496,015
-----------------------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                                               8,100            509,571
-----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                      697,240         47,168,286
-----------------------------------------------------------------------------------------------------------------------------------


                       3 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Aon Corp.                                                                                               105,900    $     4,745,379
-----------------------------------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                                            9,900            529,650
-----------------------------------------------------------------------------------------------------------------------------------
Chubb Corp.                                                                                             252,500         13,544,100
-----------------------------------------------------------------------------------------------------------------------------------
CNA Financial Corp. 2                                                                                    65,300          2,567,596
-----------------------------------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                                                9,700            355,214
-----------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                                         390,700         12,006,211
-----------------------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                                                              6,200            177,568
-----------------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                                                                                   91,200          6,016,464
-----------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc.                                                                                                9,600            586,080
-----------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                           143,100          9,978,363
-----------------------------------------------------------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                                                                   156,300          9,860,967
-----------------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                              8,700            532,614
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Cos., Inc. (The)                                                                              295,900         14,895,606
-----------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                                  125,500          9,939,600
                                                                                                                   ----------------
                                                                                                                       151,505,952
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.1%
General Growth Properties, Inc.                                                                          31,400          1,683,668
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Fannie Mae                                                                                              245,500         14,928,855
-----------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                                    10,800            348,948
-----------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The) 2                                                                                  11,200            366,240
-----------------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc. 2                                                                               307,200         10,847,232
                                                                                                                   ----------------
                                                                                                                        26,491,275
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--11.6%
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.1%
Amgen, Inc. 1,2                                                                                         214,800         12,151,236
-----------------------------------------------------------------------------------------------------------------------------------
Biogen Idec, Inc. 1                                                                                     159,100         10,553,103
-----------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                                        67,300          5,250,746
                                                                                                                   ----------------
                                                                                                                        27,955,085
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.8%
Baxter International, Inc.                                                                              148,300          8,346,324
-----------------------------------------------------------------------------------------------------------------------------------
Covidien Ltd. 1                                                                                          92,175          3,825,263
-----------------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                                                                                2,700            621,000
-----------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1,2                                                                               15,300            861,084
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc. 2                                                                                        28,100          1,585,121
-----------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc. 1                                                                                  38,500          3,118,115
                                                                                                                   ----------------
                                                                                                                        18,356,907
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.2%
Aetna, Inc.                                                                                             294,900         16,004,223
-----------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                                                  13,100            593,823
-----------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc. 2                                                                                  14,800            925,444
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                             140,800          7,503,232
-----------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                                             10,700            665,647
-----------------------------------------------------------------------------------------------------------------------------------
Express Scripts, Inc. 1                                                                                 141,700          7,909,694
-----------------------------------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                                                       18,300            989,115
-----------------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                                           18,200          1,271,816
-----------------------------------------------------------------------------------------------------------------------------------


                       4 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                                                  4,400    $       161,260
-----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                          170,800         10,041,332
-----------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1,2                                                                        160,500         14,507,595
-----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                                745,448         36,102,047
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                                                       399,812         31,553,163
                                                                                                                   ----------------
                                                                                                                       128,228,391
-----------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.0%
Invitrogen Corp. 1,2                                                                                     10,900            890,857
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.5%
Bristol-Myers Squibb Co.                                                                                165,600          4,772,592
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                          31,300          1,781,909
-----------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                                                     4,300            133,343
-----------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1,2                                                                           200,500          7,476,645
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                       629,106         41,332,264
-----------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                                                             73,600            862,592
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                          1,721,200         42,048,916
-----------------------------------------------------------------------------------------------------------------------------------
Sepracor, Inc. 1,2                                                                                       23,200            638,000
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                   222,000          9,890,100
                                                                                                                   ----------------
                                                                                                                       108,936,361
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.4%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.1%
Boeing Co. 2                                                                                            242,400         25,449,576
-----------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp. 2                                                                                 31,400          2,652,358
-----------------------------------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                                                           293,700         17,466,339
-----------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc. 2                                                                      49,100          5,015,074
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                   124,800         13,539,552
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                                  158,600         12,370,800
-----------------------------------------------------------------------------------------------------------------------------------
Raytheon Co. 2                                                                                          212,800         13,580,896
-----------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                               115,100          9,263,248
                                                                                                                   ----------------
                                                                                                                        99,337,843
-----------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.0%
United Parcel Service, Inc., Cl. B 2                                                                      3,800            285,380
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.1%
AMR Corp. 1,2                                                                                            40,800            909,432
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                                                                    26,800            885,204
-----------------------------------------------------------------------------------------------------------------------------------
Northwest Airlines Corp. 1                                                                                9,400            167,320
-----------------------------------------------------------------------------------------------------------------------------------
UAL Corp. 1                                                                                              10,300            479,259
-----------------------------------------------------------------------------------------------------------------------------------
US Airways Group, Inc. 1                                                                                 27,700            727,125
                                                                                                                   ----------------
                                                                                                                         3,168,340
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.1%
Lennox International, Inc.                                                                                7,800            263,640
-----------------------------------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                                                            22,200            833,610
                                                                                                                   ----------------
                                                                                                                         1,097,250
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.0%
ChoicePoint, Inc. 1,2                                                                                    12,700            481,584
-----------------------------------------------------------------------------------------------------------------------------------


                       5 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Robert Half International, Inc.                                                                          11,000    $       328,460
                                                                                                                   ----------------
                                                                                                                           810,044
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Acuity Brands, Inc.                                                                                       5,200            262,496
-----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc. 2                                                                              10,200            709,002
-----------------------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1,2                                                                                 13,300            779,912
                                                                                                                   ----------------
                                                                                                                         1,751,410
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.2%
3M Co.                                                                                                  130,000         12,165,400
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                  1,320,200         54,656,280
-----------------------------------------------------------------------------------------------------------------------------------
Teleflex, Inc. 2                                                                                          6,500            506,480
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                                 252,075         11,177,006
                                                                                                                   ----------------
                                                                                                                        78,505,166
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.8%
Caterpillar, Inc. 2                                                                                      63,000          4,941,090
-----------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                            20,400          2,608,956
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                             106,900         10,587,376
-----------------------------------------------------------------------------------------------------------------------------------
ITT Corp.                                                                                                 2,600            176,618
-----------------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                                10,300            953,368
-----------------------------------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                                            4,400            258,852
                                                                                                                   ----------------
                                                                                                                        19,526,260
-----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.0%
Laidlaw International, Inc.                                                                              10,900            383,898
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--23.9%
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.1%
Cisco Systems, Inc. 1                                                                                 2,052,000         67,941,720
-----------------------------------------------------------------------------------------------------------------------------------
CommScope, Inc. 1,2                                                                                       7,300            366,752
-----------------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc. 1                                                                                 37,300            662,821
-----------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1,2                                                                              406,200         14,870,982
-----------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                          635,800         11,781,374
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                          686,600         29,015,716
                                                                                                                   ----------------
                                                                                                                       124,639,365
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--7.2%
Apple, Inc. 1                                                                                           185,100         28,420,254
-----------------------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                                                   48,700            416,872
-----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc. 1                                                                                            428,700         11,832,120
-----------------------------------------------------------------------------------------------------------------------------------
EMC Corp. 1,2                                                                                           742,300         15,439,840
-----------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                   1,054,300         52,493,597
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                   524,900         61,833,220
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                                                                     23,500            975,955
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                                              21,900          1,090,620
-----------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1,2                                                                              43,300          1,165,203
-----------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                                                  39,900          1,010,268
                                                                                                                   ----------------
                                                                                                                       174,677,949


                       6 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.7%
Agilent Technologies, Inc. 1                                                                            309,700    $    11,421,736
-----------------------------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                                                19,500            829,140
-----------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                                            24,200            964,612
-----------------------------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                                                          11,100            307,914
-----------------------------------------------------------------------------------------------------------------------------------
Tyco Electronics Ltd.                                                                                   108,575          3,846,812
                                                                                                                   ----------------
                                                                                                                        17,370,214
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.3%
eBay, Inc. 1,2                                                                                          183,600          7,164,072
-----------------------------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                                                                    43,200         24,506,064
-----------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                                                         17,700            597,198
                                                                                                                   ----------------
                                                                                                                        32,267,334
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.9%
Accenture Ltd., Cl. A                                                                                   322,000         12,960,500
-----------------------------------------------------------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 1                                                              15,200            763,648
-----------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                                                         276,600         12,704,238
-----------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                                                20,700          1,157,130
-----------------------------------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                                                        39,500            685,720
-----------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc. 1,2                                                                                    11,200            961,072
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                           461,200         10,072,608
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity National Information Services, Inc.                                                             12,500            554,625
-----------------------------------------------------------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1                                                                                    5,300            129,638
-----------------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc. 1,2                                                                              12,700            445,135
-----------------------------------------------------------------------------------------------------------------------------------
MasterCard, Inc., Cl. A 2                                                                                46,300          6,851,011
                                                                                                                   ----------------
                                                                                                                        47,285,325
-----------------------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Xerox Corp. 1                                                                                           574,300          9,958,362
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.5%
Analog Devices, Inc. 2                                                                                  156,700          5,666,272
-----------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                                                 589,600         12,204,720
-----------------------------------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                                                            60,000            309,600
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                                                     31,200            482,976
-----------------------------------------------------------------------------------------------------------------------------------
Intel Corp. 2                                                                                           574,900         14,866,914
-----------------------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A 2                                                                                  13,100            437,933
-----------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp. 2                                                                                       12,500            697,250
-----------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp. 1,2                                                                                    9,800            521,948
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp. 2                                                                                30,600          1,070,694
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                             39,500          1,071,240
-----------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                                                                 32,300            880,498
-----------------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                                                          102,700          3,721,848
-----------------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc. 1                                                                                         60,000            828,000
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                                 420,000         15,367,800
-----------------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                                                         7,900            422,808
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                             40,200          1,050,828
                                                                                                                   ----------------
                                                                                                                        59,601,329


                       7 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.8%
Activision, Inc. 1,2                                                                                     27,600    $       595,884
-----------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. 1                                                                                   183,700          8,020,342
-----------------------------------------------------------------------------------------------------------------------------------
Ansys, Inc. 1                                                                                             4,500            153,765
-----------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                                                         24,800          1,239,256
-----------------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                                                      71,200            987,544
-----------------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                                     32,100          1,002,483
-----------------------------------------------------------------------------------------------------------------------------------
CA, Inc. 2                                                                                               49,900          1,283,428
-----------------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                                                           14,700            326,193
-----------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. 1                                                                 10,200            256,836
-----------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                                                                   14,000            564,480
-----------------------------------------------------------------------------------------------------------------------------------
Cognos, Inc. 1,2                                                                                          9,000            373,770
-----------------------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                                        58,600            469,972
-----------------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                                           39,300          1,190,790
-----------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                                           21,900            763,653
-----------------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                                    3,100            201,717
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp. 2                                                                                     2,615,700         77,058,522
-----------------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                                           73,600            562,304
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                                                          743,600         16,098,940
-----------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1,2                                                                                        42,300            840,501
-----------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc. 1,2                                                                                  9,400            482,408
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                                                        271,700          5,265,546
-----------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                                         21,300            576,804
                                                                                                                   ----------------
                                                                                                                       118,315,138
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--2.1%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.6%
Ashland, Inc.                                                                                             5,600            337,176
-----------------------------------------------------------------------------------------------------------------------------------
Celanese Corp., Series A                                                                                 12,000            467,760
-----------------------------------------------------------------------------------------------------------------------------------
CF Industries Holdings, Inc. 2                                                                            7,100            538,961
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co. (The)                                                                                  296,600         12,771,596
-----------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc. 2                                                                                      100              7,555
-----------------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A                                                                       3,600            153,900
-----------------------------------------------------------------------------------------------------------------------------------
Terra Industries, Inc. 1,2                                                                               18,000            562,680
                                                                                                                   ----------------
                                                                                                                        14,839,628
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Owens-Illinois, Inc. 1                                                                                   24,900          1,032,105
-----------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America 2                                                                              8,800            255,816
                                                                                                                   ----------------
                                                                                                                         1,287,921
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--1.0%
AK Steel Holding Corp. 1                                                                                 10,500            461,475
-----------------------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                                3,000            390,030
-----------------------------------------------------------------------------------------------------------------------------------
Nucor Corp. 2                                                                                           140,600          8,361,482
-----------------------------------------------------------------------------------------------------------------------------------
Southern Copper Corp. 2                                                                                  76,400          9,460,612
-----------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                                                                                    9,400            438,980
-----------------------------------------------------------------------------------------------------------------------------------


                       8 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
United States Steel Corp. 2                                                                              53,500    $     5,667,790
                                                                                                                   ----------------
                                                                                                                        24,780,369
-----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.4%
International Paper Co. 2                                                                               278,100          9,975,447
-----------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                                         22,200          1,605,060
                                                                                                                   ----------------
                                                                                                                        11,580,507
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.5%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.3%
AT&T, Inc.                                                                                              453,228         19,176,077
-----------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                                         21,000            970,620
-----------------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                             18,600          1,034,160
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. 1,2                                                          1,327,300         12,158,068
-----------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                            530,256         23,479,736
-----------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                                         20,500            289,460
                                                                                                                   ----------------
                                                                                                                        57,108,121
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.2%
Alltel Corp.                                                                                            134,500          9,371,960
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                                                     951,523         18,078,937
-----------------------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc. 2                                                                          8,600            574,050
                                                                                                                   ----------------
                                                                                                                        28,024,947
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--0.9%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.5%
American Electric Power Co., Inc.                                                                        21,000            967,680
-----------------------------------------------------------------------------------------------------------------------------------
Edison International, Inc. 2                                                                            138,500          7,679,825
-----------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc. 2                                                                                  73,300          3,434,105
-----------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc., Contingent Value Obligation 1,3                                                   32,000             10,560
                                                                                                                   ----------------
                                                                                                                        12,092,170
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
PG&E Corp. 2                                                                                            101,000          4,827,800
-----------------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                            93,400          5,428,405
                                                                                                                   ----------------
                                                                                                                        10,256,205
                                                                                                                   ----------------
Total Common Stocks (Cost $1,996,296,551)                                                                            2,436,777,071
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization Preferred Shares 1,3  (Cost $0)                                     6,000                  7

                                                                                                          UNITS
-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Dime Bancorp, Inc. Wts., Exp. 1/2/10 1                                                                   31,900              7,975
-----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. Wts., Exp. 12/10/07 1                                                           4,837                 51
                                                                                                                   ----------------
Total Rights, Warrants and Certificates (Cost $0)                                                                            8,026

                                                                                                         SHARES
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37%  4,5
(Cost $14,787,563)                                                                                   14,787,563         14,787,563
-----------------------------------------------------------------------------------------------------------------------------------


                       9 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $2,011,084,114)                                                           $ 2,451,572,667
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      PRINCIPAL
                                                                                                         AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--10.6% 6
-----------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.1%
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Cl. A1, 5.19%,
10/25/07                                                                                          $     166,808            166,808
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Series 2006-2, Cl. 2A1, 5.20%,
10/25/07                                                                                                410,591            410,591
-----------------------------------------------------------------------------------------------------------------------------------
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 5.22%, 10/25/07                                        869,446            869,446
-----------------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.74%, 12/17/07                                                          2,000,000          2,000,000
                                                                                                                   ----------------
                                                                                                                         3,446,845
-----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--9.0%
Undivided interest of 21.93% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,425,000)
with Bank of America NA, 5.10%, dated 9/28/07, to be repurchased at
$219,439,572 on 10/1/07, collateralized by U.S. Agency Mortgages, 5%-
5.50%, 5/1/33-6/1/35, with a value of $1,020,000,000                                                219,346,350        219,346,350
-----------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--1.3%
ANZ National (Int'l) Ltd., 4.87%, 10/1/07                                                             3,998,426          3,998,426
-----------------------------------------------------------------------------------------------------------------------------------
Caixa Catal, 5.75%, 12/7/07                                                                           5,000,000          5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
CAM US Finance SA Unipersonal, 5.41%, 11/1/07                                                         4,500,000          4,500,000
-----------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.89%, 10/1/07                                                                          1,499,195          1,499,195
-----------------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 5.81%, 10/9/07                                                                    3,000,000          3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.14%, 10/30/07                                                              3,000,000          3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding, 5.13%, 10/22/07                                                     3,500,000          3,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Fund I, 5.69%, 12/17/07                                                             4,003,360          4,003,360
-----------------------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 4.88%, 10/1/07                                                                   4,499,551          4,499,551
                                                                                                                   ----------------
                                                                                                                        33,000,532
-----------------------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.2%
Natexis Banques Populaires NY, 4.87%, 10/1/07                                                         2,000,000          2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 4.89%, 10/1/07                                                         1,999,902          1,999,902
                                                                                                                   ----------------
                                                                                                                         3,999,902
                                                                                                                   ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $259,793,629)                            259,793,629
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,270,877,743)                                                         110.7%     2,711,366,296
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                     (10.7)      (262,375,760)
                                                                                                  ---------------------------------
NET ASSETS                                                                                                100.0%   $ 2,448,990,536
                                                                                                  =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $10,567, which represents less than 0.005% of the Fund's net assets. See accompanying Notes.

4. Rate shown is the 7-day yield as of September 30, 2007.


                      10 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES         GROSS         GROSS               SHARES
                                                      DECEMBER 31, 2006     ADDITIONS    REDUCTIONS   SEPTEMBER 30, 2007
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E           12,793,527   299,305,869   297,311,833           14,787,563

                                                                                                                DIVIDEND
                                                                                              VALUE               INCOME
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                    $  14,787,563          $   495,055

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


                      11 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2007, the Fund had on loan securities valued at $254,493,916, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $259,793,629 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                      12 | OPPENHEIMER MAIN STREET FUND/VA

Oppenheimer Main Street Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities            $  2,291,119,549
                                          =================

Gross unrealized appreciation             $    446,162,231
Gross unrealized depreciation                  (25,915,484)
                                          -----------------
Net unrealized appreciation               $    420,246,747
                                          =================


                      13 | OPPENHEIMER MAIN STREET FUND/VA



Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                         SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS--97.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--18.2%
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.0%
ITT Educational Services, Inc. 1                         93,600   $  11,390,184
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.2%
Las Vegas Sands Corp. 1                                 185,900      24,802,778
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%
Harman International Industries, Inc.                    95,900       8,297,268
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.8%
Liberty Media Holding Corp.-Interactive, Series A 1   1,055,400      20,274,234
--------------------------------------------------------------------------------
MEDIA--3.6%
Cablevision Systems Corp. New York Group, Cl. A 1       309,700      10,820,918
--------------------------------------------------------------------------------
Focus Media Holding Ltd., ADR 1                         290,900      16,878,018
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                        343,500      13,279,710
                                                                  --------------
                                                                     40,978,646
--------------------------------------------------------------------------------
SPECIALTY RETAIL--6.0%
Abercrombie & Fitch Co., Cl. A                          119,500       9,643,650
--------------------------------------------------------------------------------
CarMax, Inc. 1                                          511,500      10,398,795
--------------------------------------------------------------------------------
GameStop Corp., Cl. A 1                                 321,000      18,088,350
--------------------------------------------------------------------------------
Guess?, Inc.                                            183,000       8,972,490
--------------------------------------------------------------------------------
Tiffany & Co.                                           383,900      20,097,165
                                                                  --------------
                                                                     67,200,450
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.9%
Polo Ralph Lauren Corp., Cl. A                          420,640      32,704,760
--------------------------------------------------------------------------------
ENERGY--6.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.0%
Cameron International Corp. 1                           146,400      13,511,256
--------------------------------------------------------------------------------
Smith International, Inc.                               291,700      20,827,380
                                                                  --------------
                                                                     34,338,636
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--3.4%
Murphy Oil Corp.                                        271,700      18,989,113
--------------------------------------------------------------------------------
Range Resources Corp.                                   472,700      19,219,982
                                                                  --------------
                                                                     38,209,095
--------------------------------------------------------------------------------
FINANCIALS--12.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.9%
Affiliated Managers Group, Inc. 1                       185,800      23,691,358
--------------------------------------------------------------------------------
Fortress Investment Group LLC, Cl. A                    593,401      12,651,309
--------------------------------------------------------------------------------
MF Global Ltd. 1                                        352,700      10,228,300
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                                  425,300       9,186,480
                                                                  --------------
                                                                     55,757,447
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.1%
East West Bancorp, Inc.                                 330,600      11,888,376
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
CME Group, Inc.                                          13,000       7,635,550
--------------------------------------------------------------------------------
INSURANCE--2.1%
AMBAC Financial Group, Inc.                             188,500      11,858,535
--------------------------------------------------------------------------------


                         1 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
INSURANCE CONTINUED
Philadelphia Consolidated Holding Co. 1                 292,400   $  12,087,816
                                                                  --------------
                                                                     23,946,351
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.6%
Boston Properties, Inc.                                 176,100      18,296,790
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--2.5%
CB Richard Ellis Group, Inc., Cl. A 1                   280,320       7,804,109
--------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                199,000      20,449,240
                                                                  --------------
                                                                     28,253,349
--------------------------------------------------------------------------------
HEALTH CARE--15.6%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.0%
Bard (C.R.), Inc.                                       221,600      19,542,904
--------------------------------------------------------------------------------
IDEXX Laboratories, Inc. 1                              232,200      25,446,798
                                                                  --------------
                                                                     44,989,702
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.9%
Coventry Health Care, Inc. 1                            507,975      31,601,125
--------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                  250,500      15,240,420
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                      204,900       8,554,575
                                                                  --------------
                                                                     55,396,120
--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--2.3%
Cerner Corp. 1                                          441,000      26,376,210
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--3.0%
Covance, Inc. 1                                         434,800      33,870,920
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.4%
Shire Pharmaceuticals Group plc, ADR                    211,400      15,639,372
--------------------------------------------------------------------------------
INDUSTRIALS--13.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.2%
Alliant Techsystems, Inc. 1                              56,500       6,175,450
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                  327,500      23,920,600
--------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc., Cl. A 1              157,400       6,129,156
                                                                  --------------
                                                                     36,225,206
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.7%
C.H. Robinson Worldwide, Inc.                           203,700      11,058,873
--------------------------------------------------------------------------------
Expeditors International of Washington, Inc.            169,400       8,012,620
                                                                  --------------
                                                                     19,071,493
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.1%
IHS, Inc., Cl. A 1                                      214,200      12,100,158
--------------------------------------------------------------------------------
Robert Half International, Inc.                         324,400       9,686,584
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                      427,400      24,430,184
                                                                  --------------
                                                                     46,216,926
--------------------------------------------------------------------------------
MACHINERY--2.4%
Joy Global, Inc.                                        226,400      11,514,704
--------------------------------------------------------------------------------
Oshkosh Truck Corp.                                     263,300      16,316,701
                                                                  --------------
                                                                     27,831,405
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.8%
Fastenal Co.                                            448,800      20,380,008


                         2 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         SHARES           VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--21.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.3%
F5 Networks, Inc. 1                                     192,900   $   7,173,951
--------------------------------------------------------------------------------
Research in Motion Ltd. 1                                79,400       7,824,870
                                                                  --------------
                                                                     14,998,821
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.3%
Network Appliance, Inc. 1                               532,800      14,337,648
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.1%
Amphenol Corp., Cl. A                                   385,100      15,311,576
--------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                               515,500      20,212,755
                                                                  --------------
                                                                     35,524,331
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.6%
Digital River, Inc. 1                                   396,000      17,721,000
--------------------------------------------------------------------------------
IT SERVICES--5.1%
Affiliated Computer Services, Inc., Cl. A 1             386,500      19,417,760
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                  247,500      19,743,075
--------------------------------------------------------------------------------
SAIC, Inc. 1                                            975,700      18,723,683
                                                                  --------------
                                                                     57,884,518
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.3%
FormFactor, Inc. 1                                      326,300      14,477,931
--------------------------------------------------------------------------------
Microchip Technology, Inc.                              469,200      17,041,344
--------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1       110,750       5,927,340
                                                                  --------------
                                                                     37,446,615
--------------------------------------------------------------------------------
SOFTWARE--5.9%
Amdocs Ltd. 1                                           565,000      21,012,350
--------------------------------------------------------------------------------
Ansys, Inc. 1                                           286,600       9,793,122
--------------------------------------------------------------------------------
Autodesk, Inc. 1                                        223,200      11,153,304
--------------------------------------------------------------------------------
FactSet Research Systems, Inc.                          355,950      24,400,373
                                                                  --------------
                                                                     66,359,149
--------------------------------------------------------------------------------
MATERIALS--4.2%
--------------------------------------------------------------------------------
CHEMICALS--1.1%
Ecolab, Inc.                                            254,800      12,026,560
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--1.0%
Vulcan Materials Co.                                    129,400      11,536,010
--------------------------------------------------------------------------------
METALS & MINING--2.1%
Allegheny Technologies, Inc.                             97,900      10,764,105
--------------------------------------------------------------------------------
Titanium Metals Corp. 1                                 378,100      12,689,036
                                                                  --------------
                                                                     23,453,141
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.8%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.8%
Crown Castle International Corp. 1                      621,060      25,233,668
--------------------------------------------------------------------------------
NII Holdings, Inc. 1                                    220,200      18,089,430
                                                                  --------------
                                                                     43,323,098
--------------------------------------------------------------------------------
UTILITIES--1.2%
--------------------------------------------------------------------------------
GAS UTILITIES--1.2%
Questar Corp.                                           247,400      12,995,921


                         3 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                SHARES             VALUE
---------------------------------------------------------------------------------------------------------
                                                                                         ----------------
Total Common Stocks (Cost $878,776,812)                                                  $ 1,097,578,088
---------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
---------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D 1,2,3 (Cost $7,346,317)       1,147,862                --
---------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--4.6%
---------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37% 3,4 (Cost
$51,541,269)                                                                51,541,269        51,541,269
---------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $937,664,398)                                  101.7%    1,149,119,357
---------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                             (1.7)      (19,117,933)

                                                                            -----------------------------
NET ASSETS                                                                       100.0%  $ 1,130,001,424
                                                                            =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2007 was $0. See accompanying Notes.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES         GROSS           GROSS               SHARES
                                                    DECEMBER 31, 2006     ADDITIONS      REDUCTIONS   SEPTEMBER 30, 2007
-------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D              1,147,862            --              --            1,147,862
Oppenheimer Institutional Money Market Fund, Cl. E         19,997,273   401,001,183     369,457,187           51,541,269

                                                                                                                DIVIDEND
                                                                                              VALUE               INCOME
-------------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D                                        $          --          $        --
Oppenheimer Institutional Money Market Fund, Cl. E                                       51,541,269              897,232
                                                                                      -----------------------------------
                                                                                      $  51,541,269          $   897,232
                                                                                      ===================================

4. Rate shown is the 7-day yield as of September 30, 2007.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ (R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-


                         4 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                    ACQUISITION                    VALUATION AS OF     UNREALIZED
SECURITY                                                   DATE          COST   SEPTEMBER 30, 2007   DEPRECIATION
------------------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv., Series D         10/17/00   $ 7,346,317        $          --   $  7,346,317

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                         5 | OPPENHEIMER MIDCAP FUND/VA

Oppenheimer MidCap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                     $  938,758,570
                                                   ===============

Gross unrealized appreciation                      $  235,286,383
Gross unrealized depreciation                         (24,925,596)
                                                   ---------------
Net unrealized appreciation                        $  210,360,787
                                                   ===============


                         6 | OPPENHEIMER MIDCAP FUND/VA



Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.7%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--16.7%
-----------------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.8%
Aftermarket Technology Corp. 1                                                                           18,500     $      587,190
-----------------------------------------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.                                                             97,400          2,459,350
-----------------------------------------------------------------------------------------------------------------------------------
Amerigon, Inc. 1,2                                                                                       13,800            238,878
-----------------------------------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc. 2                                                                                     91,200          1,533,984
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                                                                 83,300          2,032,520
-----------------------------------------------------------------------------------------------------------------------------------
Drew Industries, Inc. 1                                                                                  25,294          1,028,960
-----------------------------------------------------------------------------------------------------------------------------------
Fuel Systems Solutions, Inc. 1,2                                                                          4,299             76,780
-----------------------------------------------------------------------------------------------------------------------------------
GenTek, Inc. 1,2                                                                                          7,700            231,616
-----------------------------------------------------------------------------------------------------------------------------------
Gentex Corp. 2                                                                                           47,400          1,016,256
-----------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1                                                                       37,600          1,143,416
-----------------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc. 1                                                                      15,900             66,144
-----------------------------------------------------------------------------------------------------------------------------------
Lear Corp. 1                                                                                             40,800          1,309,680
-----------------------------------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc. 2                                                                                    19,500            520,260
-----------------------------------------------------------------------------------------------------------------------------------
Shiloh Industries, Inc.                                                                                   3,300             34,914
-----------------------------------------------------------------------------------------------------------------------------------
Standard Motor Products, Inc. 2                                                                          10,700            100,580
-----------------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc. 1                                                                                        3,900             39,780
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc. 1                                                                                          97,000          3,007,970
-----------------------------------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                                                                          22,400            709,632
                                                                                                                   ----------------
                                                                                                                        16,137,910
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.0%
Fleetwood Enterprises, Inc. 1,2                                                                          14,300            122,265
-----------------------------------------------------------------------------------------------------------------------------------
Monaco Coach Corp. 2                                                                                     16,600            232,898
                                                                                                                   ----------------
                                                                                                                           355,163
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Core-Mark Holding Co., Inc. 1,2                                                                           3,400            119,782
-----------------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Industries, Inc. 1                                                                    2,300            109,848
                                                                                                                   ----------------
                                                                                                                           229,630
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.8%
Apollo Group, Inc., Cl. A 1                                                                              17,600          1,058,640
-----------------------------------------------------------------------------------------------------------------------------------
Capella Education Co. 1                                                                                   1,500             83,865
-----------------------------------------------------------------------------------------------------------------------------------
Career Education Corp. 1                                                                                 10,700            299,493
-----------------------------------------------------------------------------------------------------------------------------------
Coinmach Service Corp., Cl. A 2                                                                           4,000             47,960
-----------------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc. 1,2                                                                                       54,000          1,737,180
-----------------------------------------------------------------------------------------------------------------------------------
CPI Corp. 2                                                                                               4,500            173,340
-----------------------------------------------------------------------------------------------------------------------------------
DeVry, Inc.                                                                                              78,500          2,905,285
-----------------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                                                                          9,400          1,143,886
-----------------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc. 2                                                                       18,710            523,132
-----------------------------------------------------------------------------------------------------------------------------------
Matthews International Corp., Cl. A                                                                       6,000            262,800
-----------------------------------------------------------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc. 1                                                                          13,280            736,509
-----------------------------------------------------------------------------------------------------------------------------------
Regis Corp.                                                                                              51,100          1,630,601
-----------------------------------------------------------------------------------------------------------------------------------
Service Corp. International                                                                              51,500            664,350
-----------------------------------------------------------------------------------------------------------------------------------
Sotheby's                                                                                                10,000            477,900
-----------------------------------------------------------------------------------------------------------------------------------


                  1 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. 1,2                                                                                 14,000    $       607,600
-----------------------------------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc. 2                                                                              78,200            595,884
-----------------------------------------------------------------------------------------------------------------------------------
Strayer Education, Inc. 2                                                                                20,600          3,473,778
-----------------------------------------------------------------------------------------------------------------------------------
Weight Watchers International, Inc.                                                                       2,300            132,388
                                                                                                                   ----------------
                                                                                                                        16,554,591
-----------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.0%
AFC Enterprises, Inc. 1,2                                                                                18,800            282,940
-----------------------------------------------------------------------------------------------------------------------------------
Ambassadors Group, Inc. 2                                                                                 9,300            354,330
-----------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                                                                  14,959            420,348
-----------------------------------------------------------------------------------------------------------------------------------
Applebee's International, Inc. 2                                                                         81,400          2,025,232
-----------------------------------------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                                                                    73,014          2,203,563
-----------------------------------------------------------------------------------------------------------------------------------
Buffalo Wild Wings, Inc. 1,2                                                                             14,800            558,256
-----------------------------------------------------------------------------------------------------------------------------------
Burger King Holdings, Inc.                                                                               13,700            349,213
-----------------------------------------------------------------------------------------------------------------------------------
California Pizza Kitchen, Inc. 1,2                                                                          450              7,907
-----------------------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc. 2                                                                                       22,750            928,200
-----------------------------------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1,2                                                                              45,500          1,222,585
-----------------------------------------------------------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. A 1,2                                                                   2,600            307,138
-----------------------------------------------------------------------------------------------------------------------------------
Churchill Downs, Inc. 2                                                                                     400             19,984
-----------------------------------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                                                                  33,300            539,793
-----------------------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                                  2,500            104,650
-----------------------------------------------------------------------------------------------------------------------------------
Denny's Corp. 1,2                                                                                        86,600            346,400
-----------------------------------------------------------------------------------------------------------------------------------
Domino's Pizza, Inc. 2                                                                                   63,912          1,060,300
-----------------------------------------------------------------------------------------------------------------------------------
IHOP Corp. 2                                                                                             38,600          2,444,538
-----------------------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                                                  18,600          1,206,024
-----------------------------------------------------------------------------------------------------------------------------------
Lodgian, Inc. 1                                                                                             300              3,540
-----------------------------------------------------------------------------------------------------------------------------------
Luby's, Inc. 1,2                                                                                          8,100             89,262
-----------------------------------------------------------------------------------------------------------------------------------
McCormick & Schmick's Seafood Restaurants, Inc. 1                                                         9,400            177,002
-----------------------------------------------------------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1,2                                                                        15,300            435,285
-----------------------------------------------------------------------------------------------------------------------------------
Morton's Restaurant Group, Inc. 1,2                                                                         300              4,770
-----------------------------------------------------------------------------------------------------------------------------------
Multimedia Games, Inc. 1,2                                                                                1,100              9,372
-----------------------------------------------------------------------------------------------------------------------------------
O'Charley's, Inc.                                                                                        14,300            216,788
-----------------------------------------------------------------------------------------------------------------------------------
Premier Exhibitions, Inc. 1,2                                                                            19,200            289,536
-----------------------------------------------------------------------------------------------------------------------------------
Riviera Holdings Corp. 1,2                                                                                  700             19,635
-----------------------------------------------------------------------------------------------------------------------------------
Ruby Tuesday, Inc. 2                                                                                      2,600             47,684
-----------------------------------------------------------------------------------------------------------------------------------
Speedway Motorsports, Inc. 2                                                                                200              7,400
-----------------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                                                                   13,400            834,686
-----------------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                              26,000            907,660
-----------------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp.                                                                                  39,600          1,297,296
                                                                                                                   ----------------
                                                                                                                        18,721,317
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.3%
American Greetings Corp., Cl. A 2                                                                       110,200          2,909,280
-----------------------------------------------------------------------------------------------------------------------------------
Avatar Holdings, Inc. 1,2                                                                                 2,800            139,804
-----------------------------------------------------------------------------------------------------------------------------------
Black & Decker Corp.                                                                                     13,800          1,149,540
-----------------------------------------------------------------------------------------------------------------------------------
Blyth, Inc.                                                                                              58,140          1,188,963
-----------------------------------------------------------------------------------------------------------------------------------


                  2 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                             39,500    $     1,049,515
-----------------------------------------------------------------------------------------------------------------------------------
Champion Enterprises, Inc. 1,2                                                                           46,900            514,962
-----------------------------------------------------------------------------------------------------------------------------------
CSS Industries, Inc. 2                                                                                    7,350            264,380
-----------------------------------------------------------------------------------------------------------------------------------
Helen of Troy Ltd. 1                                                                                     15,800            305,098
-----------------------------------------------------------------------------------------------------------------------------------
Hooker Furniture Corp. 2                                                                                  5,300            106,106
-----------------------------------------------------------------------------------------------------------------------------------
KB Home 2                                                                                                27,300            684,138
-----------------------------------------------------------------------------------------------------------------------------------
Kimball International, Inc., Cl. B 2                                                                     44,400            505,272
-----------------------------------------------------------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                                                                         15,500            114,390
-----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A                                                                                      43,000            973,950
-----------------------------------------------------------------------------------------------------------------------------------
Libbey, Inc. 2                                                                                            5,700             99,864
-----------------------------------------------------------------------------------------------------------------------------------
Mohawk Industries, Inc. 1,2                                                                                 800             65,040
-----------------------------------------------------------------------------------------------------------------------------------
NVR, Inc. 1,2                                                                                             1,800            846,450
-----------------------------------------------------------------------------------------------------------------------------------
Russ Berrie & Co., Inc. 1,2                                                                               2,900             48,720
-----------------------------------------------------------------------------------------------------------------------------------
Stanley Furniture Co., Inc. 2                                                                             1,900             30,875
-----------------------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                                       7,600            426,588
-----------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 2                                                                      113,800          4,068,350
-----------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                                                                    29,700            593,703
-----------------------------------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                                                 105,400          3,319,046
-----------------------------------------------------------------------------------------------------------------------------------
Universal Electronics, Inc. 1,2                                                                          12,200            396,500
-----------------------------------------------------------------------------------------------------------------------------------
Whirlpool Corp.                                                                                           9,900            882,090
                                                                                                                   ----------------
                                                                                                                        20,682,624
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.9%
1-800-FLOWERS.com, Inc. 1,2                                                                              30,900            358,131
-----------------------------------------------------------------------------------------------------------------------------------
Blue Nile, Inc. 1,2                                                                                      22,500          2,117,700
-----------------------------------------------------------------------------------------------------------------------------------
Expedia, Inc. 1,2                                                                                        21,935            699,288
-----------------------------------------------------------------------------------------------------------------------------------
FTD Group, Inc. 2                                                                                        15,500            230,640
-----------------------------------------------------------------------------------------------------------------------------------
Gaiam, Inc. 1,2                                                                                          15,500            372,465
-----------------------------------------------------------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                                                                    21,900            453,768
-----------------------------------------------------------------------------------------------------------------------------------
Overstock.com, Inc. 1,2                                                                                   4,800            138,240
-----------------------------------------------------------------------------------------------------------------------------------
PetMed Express, Inc. 1,2                                                                                 15,000            210,150
-----------------------------------------------------------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                                                                                  38,100          3,381,375
-----------------------------------------------------------------------------------------------------------------------------------
Shutterfly, Inc. 1                                                                                        5,900            188,269
-----------------------------------------------------------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                                                                      3,900             46,683
-----------------------------------------------------------------------------------------------------------------------------------
Systemax, Inc.                                                                                           17,780            363,423
-----------------------------------------------------------------------------------------------------------------------------------
ValueVision Media, Inc., Cl. A 1,2                                                                        5,900             43,719
                                                                                                                   ----------------
                                                                                                                         8,603,851
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.6%
Arctic Cat, Inc. 2                                                                                        3,200             52,352
-----------------------------------------------------------------------------------------------------------------------------------
Brunswick Corp.                                                                                          35,800            818,388
-----------------------------------------------------------------------------------------------------------------------------------
Callaway Golf Co. 2                                                                                      62,100            994,221
-----------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                              6,800            189,584
-----------------------------------------------------------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                                                                                  22,100            590,291
-----------------------------------------------------------------------------------------------------------------------------------
Polaris Industries, Inc. 2                                                                               47,500          2,071,950
-----------------------------------------------------------------------------------------------------------------------------------
RC2 Corp. 1                                                                                              18,600            515,034
-----------------------------------------------------------------------------------------------------------------------------------


                  3 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 2                                                                      3,900    $       115,518
-----------------------------------------------------------------------------------------------------------------------------------
Sturm, Ruger & Co., Inc. 1,2                                                                             25,500            456,705
                                                                                                                   ----------------
                                                                                                                         5,804,043
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA--2.0%
Arbitron, Inc. 2                                                                                         28,582          1,295,908
-----------------------------------------------------------------------------------------------------------------------------------
Belo Corp., Cl. A                                                                                        50,200            871,472
-----------------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc. 2                                                                                     200              3,674
-----------------------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp. 1                                                                                4,400            142,516
-----------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., Cl. A 1                                                                   383,000            988,140
-----------------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1,2                                                                               77,700          1,013,985
-----------------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A 1,2                                                                           24,100            246,302
-----------------------------------------------------------------------------------------------------------------------------------
DG Fastchannel, Inc. 1,2                                                                                  7,600            179,208
-----------------------------------------------------------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc. 1                                                                         21,300            711,846
-----------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A 2                                                                       5,800             28,652
-----------------------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp. 1                                                                      174,900          1,612,578
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Communications, Inc. 1                                                                               100              4,987
-----------------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide International, Inc. 1,2                                                                168,700          1,174,152
-----------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc. 1                                                                                     21,100            587,424
-----------------------------------------------------------------------------------------------------------------------------------
Global Sources Ltd. 1                                                                                    29,400            651,798
-----------------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc. 2                                                                                  11,400             96,786
-----------------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc. 1,2                                                                             12,600             54,306
-----------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc.                                                                                             22,300            701,781
-----------------------------------------------------------------------------------------------------------------------------------
Interactive Data Corp.                                                                                    8,700            245,340
-----------------------------------------------------------------------------------------------------------------------------------
Journal Communications, Inc.                                                                             35,900            340,332
-----------------------------------------------------------------------------------------------------------------------------------
Knology, Inc. 1,2                                                                                        10,100            168,973
-----------------------------------------------------------------------------------------------------------------------------------
Lin TV Corp. 1,2                                                                                         45,100            586,751
-----------------------------------------------------------------------------------------------------------------------------------
Live Nation, Inc. 1                                                                                         400              8,500
-----------------------------------------------------------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1,2                                                                           67,000          1,570,480
-----------------------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 1,2                                                                        73,400            517,470
-----------------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                                            2,100            120,330
-----------------------------------------------------------------------------------------------------------------------------------
Nexstar Broadcasting Group, Inc., Cl. A 1                                                                 3,600             37,764
-----------------------------------------------------------------------------------------------------------------------------------
Scholastic Corp. 1                                                                                       35,500          1,237,530
-----------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A 2                                                                 151,100          1,819,244
-----------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                              17,958            490,613
-----------------------------------------------------------------------------------------------------------------------------------
Warner Music Group Corp.                                                                                 11,000            111,100
-----------------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc. 2                                                                                     39,400            108,350
-----------------------------------------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                                                          3,400            152,762
-----------------------------------------------------------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc.                                                            3,300             49,764
                                                                                                                   ----------------
                                                                                                                        17,930,818
-----------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
Big Lots, Inc. 1                                                                                         48,100          1,435,304
-----------------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                                                               37,400          1,516,196
-----------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                               58,600          1,556,416
                                                                                                                   ----------------
                                                                                                                         4,507,916
-----------------------------------------------------------------------------------------------------------------------------------


                  4 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.3%
A.C. Moore Arts & Crafts, Inc. 1                                                                         18,300    $       288,408
-----------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. 1                                                                                     124,200          2,367,252
-----------------------------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                                                                  9,800            310,366
-----------------------------------------------------------------------------------------------------------------------------------
Asbury Automotive Group, Inc.                                                                            49,900            988,519
-----------------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                                                       60,000          1,063,200
-----------------------------------------------------------------------------------------------------------------------------------
AutoZone, Inc. 1                                                                                         14,600          1,695,644
-----------------------------------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc.                                                                                     34,600          1,219,996
-----------------------------------------------------------------------------------------------------------------------------------
Big 5 Sporting Goods Corp. 2                                                                              9,700            181,390
-----------------------------------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A 1                                                                              164,795            884,949
-----------------------------------------------------------------------------------------------------------------------------------
Books-A-Million, Inc. 2                                                                                  17,400            230,202
-----------------------------------------------------------------------------------------------------------------------------------
Brown Shoe Co., Inc. 2                                                                                   52,175          1,012,195
-----------------------------------------------------------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                                                                     61,200          2,321,928
-----------------------------------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A 2                                                                                       7,750            158,410
-----------------------------------------------------------------------------------------------------------------------------------
Conn's, Inc. 1,2                                                                                         10,500            250,845
-----------------------------------------------------------------------------------------------------------------------------------
CSK Auto Corp. 1                                                                                         24,500            260,925
-----------------------------------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                                                                               44,700            760,347
-----------------------------------------------------------------------------------------------------------------------------------
Genesco, Inc. 1                                                                                          30,400          1,402,352
-----------------------------------------------------------------------------------------------------------------------------------
Gymboree Corp. 1                                                                                         59,900          2,110,876
-----------------------------------------------------------------------------------------------------------------------------------
Hibbett Sports, Inc. 1                                                                                   12,700            314,960
-----------------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc. 1                                                                                        25,500            190,230
-----------------------------------------------------------------------------------------------------------------------------------
J. Crew Group, Inc. 1,2                                                                                      85              3,528
-----------------------------------------------------------------------------------------------------------------------------------
Jo-Ann Stores, Inc. 1                                                                                    15,180            320,298
-----------------------------------------------------------------------------------------------------------------------------------
Jos. A. Banks Clothiers, Inc. 1,2                                                                        16,000            534,720
-----------------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                                                                              28,650          1,447,398
-----------------------------------------------------------------------------------------------------------------------------------
Midas, Inc. 1,2                                                                                           9,000            169,830
-----------------------------------------------------------------------------------------------------------------------------------
Monro Muffler Brake, Inc. 2                                                                               7,800            263,562
-----------------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                                                     25,100            517,562
-----------------------------------------------------------------------------------------------------------------------------------
Pep Boys-Manny, Moe & Jack 2                                                                             61,700            865,651
-----------------------------------------------------------------------------------------------------------------------------------
RadioShack Corp. 2                                                                                       70,600          1,458,596
-----------------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1                                                                                   110,700          2,006,991
-----------------------------------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. 1,2                                                                         128,100          1,082,445
-----------------------------------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1,2                                                                                 25,900            361,305
-----------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                                     16,900          1,110,499
-----------------------------------------------------------------------------------------------------------------------------------
Shoe Carnival, Inc. 1,2                                                                                   4,500             71,010
-----------------------------------------------------------------------------------------------------------------------------------
Sonic Automotive, Inc. 2                                                                                 59,753          1,430,487
-----------------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc. 2                                                                                     47,545            866,745
-----------------------------------------------------------------------------------------------------------------------------------
TravelCenters of America LLC 1                                                                            2,200             71,720
-----------------------------------------------------------------------------------------------------------------------------------
West Marine, Inc. 1,2                                                                                    10,400            120,120
                                                                                                                   ----------------
                                                                                                                        30,715,461
-----------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.5%
Cherokee, Inc. 2                                                                                          2,300             88,228
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co. 2                                                                                 6,400            353,984
-----------------------------------------------------------------------------------------------------------------------------------
Deckers Outdoor Corp. 1,2                                                                                23,400          2,569,320
-----------------------------------------------------------------------------------------------------------------------------------


                  5 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Fossil, Inc. 1                                                                                           53,900    $     2,013,704
-----------------------------------------------------------------------------------------------------------------------------------
G-III Apparel Group Ltd. 1                                                                                3,800             74,822
-----------------------------------------------------------------------------------------------------------------------------------
Hanesbrands, Inc. 1                                                                                      14,900            418,094
-----------------------------------------------------------------------------------------------------------------------------------
Hartmarx Corp. 1,2                                                                                          700              3,430
-----------------------------------------------------------------------------------------------------------------------------------
Kellwood Co. 2                                                                                           18,600            317,130
-----------------------------------------------------------------------------------------------------------------------------------
Lululemon Athletica, Inc. 1,2                                                                             4,919            206,746
-----------------------------------------------------------------------------------------------------------------------------------
Maidenform Brands, Inc. 1,2                                                                              11,900            188,972
-----------------------------------------------------------------------------------------------------------------------------------
Movado Group, Inc.                                                                                       26,200            836,304
-----------------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc. 2                                                                                 4,700            169,764
-----------------------------------------------------------------------------------------------------------------------------------
Perry Ellis International, Inc. 1                                                                        12,600            349,146
-----------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A                                                                            7,600            590,900
-----------------------------------------------------------------------------------------------------------------------------------
Steven Madden Ltd. 2                                                                                      4,200             79,590
-----------------------------------------------------------------------------------------------------------------------------------
UniFirst Corp. 2                                                                                          8,000            299,680
-----------------------------------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                                                                              57,100          2,230,897
-----------------------------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc. 2                                                                             91,850          2,516,690
                                                                                                                   ----------------
                                                                                                                        13,307,401
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.3%
-----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.2%
Boston Beer Co., Inc., Cl. A 1,2                                                                          7,500            364,950
-----------------------------------------------------------------------------------------------------------------------------------
Coca-Cola Bottling Co. Consolidated 2                                                                       300             18,090
-----------------------------------------------------------------------------------------------------------------------------------
Hansen Natural Corp. 1                                                                                    9,000            510,120
-----------------------------------------------------------------------------------------------------------------------------------
MGP Ingredients, Inc. 2                                                                                   9,100             93,457
-----------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                                                         12,900            479,493
                                                                                                                   ----------------
                                                                                                                         1,466,110
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Arden Group, Inc., Cl. A 2                                                                                1,505            209,993
-----------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                                                                              35,900          1,190,444
-----------------------------------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc. 2                                                                           35,800            991,660
-----------------------------------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A                                                                              27,300            782,418
-----------------------------------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                                                   5,400            268,218
-----------------------------------------------------------------------------------------------------------------------------------
Nash Finch Co. 2                                                                                         13,100            521,773
-----------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. 1                                                                                   1,800             22,950
-----------------------------------------------------------------------------------------------------------------------------------
Performance Food Group Co. 1                                                                             60,900          1,834,917
-----------------------------------------------------------------------------------------------------------------------------------
PriceSmart, Inc. 2                                                                                        5,800            136,880
-----------------------------------------------------------------------------------------------------------------------------------
Spartan Stores, Inc. 2                                                                                   10,300            232,059
-----------------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                                          21,900            854,319
-----------------------------------------------------------------------------------------------------------------------------------
Topps Co., Inc. (The) 2                                                                                   3,800             36,822
                                                                                                                   ----------------
                                                                                                                         7,082,453
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.7%
Alico, Inc. 2                                                                                               100              4,334
-----------------------------------------------------------------------------------------------------------------------------------
Cal-Maine Foods, Inc. 2                                                                                  15,800            398,792
-----------------------------------------------------------------------------------------------------------------------------------
Darling International, Inc. 1                                                                            16,800            166,152
-----------------------------------------------------------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                                                                   111,450          2,429,610
-----------------------------------------------------------------------------------------------------------------------------------


                  6 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Fresh Del Monte Produce, Inc. 2                                                                          28,700    $       825,125
-----------------------------------------------------------------------------------------------------------------------------------
Green Mountain Coffee, Inc. 1                                                                             8,300            275,477
-----------------------------------------------------------------------------------------------------------------------------------
Imperial Sugar Co. 2                                                                                     13,400            350,142
-----------------------------------------------------------------------------------------------------------------------------------
J&J Snack Foods Corp.                                                                                     2,300             80,086
-----------------------------------------------------------------------------------------------------------------------------------
J.M. Smucker Co. (The)                                                                                   13,400            715,828
-----------------------------------------------------------------------------------------------------------------------------------
Lance, Inc. 2                                                                                             3,300             75,966
-----------------------------------------------------------------------------------------------------------------------------------
Reddy Ice Holdings, Inc. 2                                                                               13,000            342,810
-----------------------------------------------------------------------------------------------------------------------------------
Seaboard Corp. 2                                                                                            350            686,000
-----------------------------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                                                                  6,800            121,380
                                                                                                                   ----------------
                                                                                                                         6,471,702
-----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
Clorox Co. (The)                                                                                         19,800          1,207,602
-----------------------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                                               10,100          1,119,585
-----------------------------------------------------------------------------------------------------------------------------------
WD-40 Co. 2                                                                                               9,000            307,260
                                                                                                                   ----------------
                                                                                                                         2,634,447
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
Alberto-Culver Co.                                                                                       30,315            751,509
-----------------------------------------------------------------------------------------------------------------------------------
American Oriental Bioengineering, Inc. 1                                                                 35,400            394,710
-----------------------------------------------------------------------------------------------------------------------------------
Chattem, Inc. 1,2                                                                                         8,900            627,628
-----------------------------------------------------------------------------------------------------------------------------------
Elizabeth Arden, Inc. 1                                                                                  16,200            436,752
-----------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc. (The), Cl. A                                                                     20,300            861,938
-----------------------------------------------------------------------------------------------------------------------------------
Inter Parfums, Inc. 2                                                                                     2,800             66,276
-----------------------------------------------------------------------------------------------------------------------------------
NBTY, Inc. 1                                                                                             34,200          1,388,520
-----------------------------------------------------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A 2                                                                      18,050            291,688
-----------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc. 1                                                                                 98,000          1,791,440
-----------------------------------------------------------------------------------------------------------------------------------
Prestige Brands Holdings, Inc. 1,2                                                                       21,800            239,364
                                                                                                                   ----------------
                                                                                                                         6,849,825
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.6%
Alliance One International, Inc. 1                                                                       31,100            203,394
-----------------------------------------------------------------------------------------------------------------------------------
Loews Corp./Carolina Group                                                                               11,000            904,530
-----------------------------------------------------------------------------------------------------------------------------------
Universal Corp. 2                                                                                        56,600          2,770,570
-----------------------------------------------------------------------------------------------------------------------------------
UST, Inc. 2                                                                                              27,300          1,354,080
-----------------------------------------------------------------------------------------------------------------------------------
Vector Group Ltd. 2                                                                                      30,655            686,979
                                                                                                                   ----------------
                                                                                                                         5,919,553
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY--4.7%
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--2.0%
Atwood Oceanics, Inc. 1,2                                                                                18,700          1,431,672
-----------------------------------------------------------------------------------------------------------------------------------
Dawson Geophysical Co. 1                                                                                  5,000            387,550
-----------------------------------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. 1                                                                               33,760          1,441,890
-----------------------------------------------------------------------------------------------------------------------------------
Ensign Energy Services, Inc.                                                                             12,900            243,565
-----------------------------------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1                                                                                 53,900          1,388,464
-----------------------------------------------------------------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                                                                                     302,200          1,979,410
-----------------------------------------------------------------------------------------------------------------------------------
Gulf Island Fabrication, Inc. 2                                                                           6,400            245,696
-----------------------------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc. 1,2                                                                              44,900          2,184,834
-----------------------------------------------------------------------------------------------------------------------------------


                  7 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Hercules Offshore, Inc. 1,2                                                                              57,648    $     1,505,189
-----------------------------------------------------------------------------------------------------------------------------------
Leader Energy Services Ltd. 1,3                                                                          74,600             16,500
-----------------------------------------------------------------------------------------------------------------------------------
Lufkin Industries, Inc. 2                                                                                   305             16,781
-----------------------------------------------------------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 1,2                                                                             28,185          1,458,574
-----------------------------------------------------------------------------------------------------------------------------------
Newpark Resources, Inc. 1,2                                                                              34,100            182,776
-----------------------------------------------------------------------------------------------------------------------------------
Oil States International, Inc. 1                                                                         45,700          2,207,310
-----------------------------------------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc. 2                                                                              5,900            133,163
-----------------------------------------------------------------------------------------------------------------------------------
Seacor Holdings, Inc. 1                                                                                  11,920          1,133,592
-----------------------------------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc. 1                                                                          7,000            248,080
-----------------------------------------------------------------------------------------------------------------------------------
T-3 Energy Services, Inc. 1,2                                                                             9,000            383,760
-----------------------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                                      126,700             77,703
-----------------------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                                        7,100              4,354
-----------------------------------------------------------------------------------------------------------------------------------
Tidewater, Inc. 2                                                                                        12,100            760,364
-----------------------------------------------------------------------------------------------------------------------------------
Trican Well Service Ltd.                                                                                 11,100            225,984
-----------------------------------------------------------------------------------------------------------------------------------
Trico Marine Services, Inc. 1                                                                             6,500            193,700
-----------------------------------------------------------------------------------------------------------------------------------
Willbros Group, Inc. 1                                                                                   27,500            935,000
                                                                                                                   ----------------
                                                                                                                        18,785,911
-----------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--2.7%
Alberta Clipper Energy, Inc. 1                                                                            3,887             10,356
-----------------------------------------------------------------------------------------------------------------------------------
Alon USA Energy, Inc. 2                                                                                  36,300          1,226,214
-----------------------------------------------------------------------------------------------------------------------------------
Alpha Natural Resources, Inc. 1,2                                                                       101,800          2,364,814
-----------------------------------------------------------------------------------------------------------------------------------
Arlington Tankers Ltd. 2                                                                                  2,200             54,186
-----------------------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A 2                                                                             60,076          2,378,409
-----------------------------------------------------------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                                                                                 5,300             71,828
-----------------------------------------------------------------------------------------------------------------------------------
Continental Resources, Inc. 1                                                                            46,300            839,882
-----------------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC                                                                                         3,800            139,574
-----------------------------------------------------------------------------------------------------------------------------------
Delek US Holdings, Inc. 2                                                                                30,280            759,422
-----------------------------------------------------------------------------------------------------------------------------------
Delphi Energy Corp. 1                                                                                     3,700              6,993
-----------------------------------------------------------------------------------------------------------------------------------
Double Hull Tankers, Inc. 2                                                                              11,200            166,768
-----------------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                                           31,459          1,233,193
-----------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                                                       10,500            437,220
-----------------------------------------------------------------------------------------------------------------------------------
Frontline Ltd. 2                                                                                          3,676            177,477
-----------------------------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                                                                            10,350            159,415
-----------------------------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Subscription Receipts 1                                                            11,250            173,277
-----------------------------------------------------------------------------------------------------------------------------------
General Maritime Corp. 2                                                                                 34,000            948,940
-----------------------------------------------------------------------------------------------------------------------------------
Holly Corp.                                                                                              17,900          1,070,957
-----------------------------------------------------------------------------------------------------------------------------------
Jura Energy Corp. 1                                                                                     110,300             66,536
-----------------------------------------------------------------------------------------------------------------------------------
Knightsbridge Tankers Ltd. 2                                                                             10,400            279,760
-----------------------------------------------------------------------------------------------------------------------------------
Mariner Energy, Inc. 1                                                                                   38,000            786,980
-----------------------------------------------------------------------------------------------------------------------------------
MarkWest Hydrocarbon, Inc.                                                                                3,300            191,829
-----------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co.                                                                                        99,340          2,167,599
-----------------------------------------------------------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1,3                                                                        27,900             40,953
-----------------------------------------------------------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                                                                          45,050             66,127
-----------------------------------------------------------------------------------------------------------------------------------


                  8 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                                                        9,330    $       653,473
-----------------------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc. 2                                                                       18,300          1,405,989
-----------------------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                                                        16,200            302,452
-----------------------------------------------------------------------------------------------------------------------------------
Pearl Exploration & Production Ltd. 1                                                                     1,846              7,312
-----------------------------------------------------------------------------------------------------------------------------------
PetroQuest Energy, Inc. 1,2                                                                               1,600             17,168
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co.                                                                             4,000            179,920
-----------------------------------------------------------------------------------------------------------------------------------
Redstar Oil & Gas, Inc. 1                                                                                35,955             29,280
-----------------------------------------------------------------------------------------------------------------------------------
Rosetta Resources, Inc. 1,2                                                                              45,100            827,134
-----------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp. 1                                                                                     30,400          1,216,304
-----------------------------------------------------------------------------------------------------------------------------------
Sunoco, Inc.                                                                                             10,000            707,800
-----------------------------------------------------------------------------------------------------------------------------------
Sure Energy, Inc. 1                                                                                       3,023              2,918
-----------------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                                             27,500          1,265,550
-----------------------------------------------------------------------------------------------------------------------------------
Tristar Oil & Gas Ltd. 1                                                                                  4,800             41,116
-----------------------------------------------------------------------------------------------------------------------------------
True Energy Trust                                                                                         1,464              7,286
-----------------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                                      77,900            107,297
-----------------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                                      43,812             60,345
-----------------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                                                                    21,300             29,338
-----------------------------------------------------------------------------------------------------------------------------------
USEC, Inc. 1,2                                                                                          153,500          1,573,375
-----------------------------------------------------------------------------------------------------------------------------------
Vero Energy, Inc. 1                                                                                       2,482             14,174
-----------------------------------------------------------------------------------------------------------------------------------
Western Refining, Inc. 2                                                                                  5,400            219,132
                                                                                                                   ----------------
                                                                                                                        24,486,072
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--12.2%
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.6%
Apollo Investment Corp. 2                                                                                 6,000            124,800
-----------------------------------------------------------------------------------------------------------------------------------
Ares Capital Corp. 2                                                                                      7,073            115,078
-----------------------------------------------------------------------------------------------------------------------------------
Calamos Asset Management, Inc., Cl. A                                                                     5,000            141,150
-----------------------------------------------------------------------------------------------------------------------------------
Cohen & Steers, Inc. 2                                                                                       90              3,333
-----------------------------------------------------------------------------------------------------------------------------------
Epoch Holding Corp. 1,2                                                                                   1,400             19,712
-----------------------------------------------------------------------------------------------------------------------------------
GAMCO Investors, Inc., Cl. A 2                                                                           11,200            613,760
-----------------------------------------------------------------------------------------------------------------------------------
GFI Group, Inc. 1,2                                                                                       9,200            792,304
-----------------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                                58,000          1,640,240
-----------------------------------------------------------------------------------------------------------------------------------
Kohlberg Capital Corp.                                                                                      900             13,554
-----------------------------------------------------------------------------------------------------------------------------------
MVC Capital, Inc. 2                                                                                         600             11,118
-----------------------------------------------------------------------------------------------------------------------------------
optionsXpress Holdings, Inc.                                                                              7,000            182,980
-----------------------------------------------------------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1,2                                                                             14,500            777,200
-----------------------------------------------------------------------------------------------------------------------------------
Prospect Capital Corp. 2                                                                                    100              1,702
-----------------------------------------------------------------------------------------------------------------------------------
SWS Group, Inc. 2                                                                                        15,050            266,235
-----------------------------------------------------------------------------------------------------------------------------------
Tradestation Group, Inc. 1,2                                                                              8,600            100,362
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Global Investors, Inc., Cl. A 2                                                                     11,600            220,632
-----------------------------------------------------------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                                                                      7,600            239,400
                                                                                                                   ----------------
                                                                                                                         5,263,560
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.7%
Amcore Financial, Inc. 2                                                                                  4,600            114,632
-----------------------------------------------------------------------------------------------------------------------------------
AmericanWest Bancorporation                                                                                 100              1,961
-----------------------------------------------------------------------------------------------------------------------------------


                  9 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
BancFirst Corp.                                                                                             600    $        26,922
-----------------------------------------------------------------------------------------------------------------------------------
BancorpSouth, Inc. 2                                                                                      2,700             65,610
-----------------------------------------------------------------------------------------------------------------------------------
Capital City Bank Group, Inc. 2                                                                             600             18,720
-----------------------------------------------------------------------------------------------------------------------------------
Cascade Bancorp 2                                                                                         3,000             66,780
-----------------------------------------------------------------------------------------------------------------------------------
Centennial Bank Holdings, Inc. 1,2                                                                        2,700             17,280
-----------------------------------------------------------------------------------------------------------------------------------
Central Pacific Financial Corp. 2                                                                         6,100            178,120
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Republic Bancorp, Inc. 2                                                                        10,954            176,469
-----------------------------------------------------------------------------------------------------------------------------------
City Bank (Lynnwood Washington) 2                                                                         1,500             43,080
-----------------------------------------------------------------------------------------------------------------------------------
City Holding Co. 2                                                                                        6,000            218,460
-----------------------------------------------------------------------------------------------------------------------------------
Columbia Banking System, Inc.                                                                             2,300             73,186
-----------------------------------------------------------------------------------------------------------------------------------
Comerica, Inc.                                                                                           24,300          1,246,104
-----------------------------------------------------------------------------------------------------------------------------------
F.N.B. Corp. 2                                                                                           28,900            478,006
-----------------------------------------------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A                                                                      600            104,640
-----------------------------------------------------------------------------------------------------------------------------------
First Security Group, Inc.                                                                               14,800            148,000
-----------------------------------------------------------------------------------------------------------------------------------
FirstMerit Corp. 2                                                                                          700             13,832
-----------------------------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp                                                                                      29,200            805,920
-----------------------------------------------------------------------------------------------------------------------------------
Hanmi Financial Corp. 2                                                                                   7,500            116,175
-----------------------------------------------------------------------------------------------------------------------------------
Independent Bank Corp., Massachusetts 2                                                                     800             23,760
-----------------------------------------------------------------------------------------------------------------------------------
Intervest Bancshares Corp.                                                                                1,200             29,700
-----------------------------------------------------------------------------------------------------------------------------------
National Penn Bancshares, Inc. 2                                                                          2,233             36,532
-----------------------------------------------------------------------------------------------------------------------------------
NBT Bancorp, Inc.                                                                                         2,300             50,002
-----------------------------------------------------------------------------------------------------------------------------------
Park National Corp. 2                                                                                     4,200            366,240
-----------------------------------------------------------------------------------------------------------------------------------
Porter Bancorp, Inc.                                                                                      2,400             50,400
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Bank                                                                                            3,800            149,492
-----------------------------------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A 2                                                                           1,515             23,998
-----------------------------------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                                                                     700             13,174
-----------------------------------------------------------------------------------------------------------------------------------
Sterling Financial Corp., Eastern US 2                                                                    2,600             44,590
-----------------------------------------------------------------------------------------------------------------------------------
SVB Financial Group 1,2                                                                                  32,649          1,546,257
-----------------------------------------------------------------------------------------------------------------------------------
Texas Capital Bancshares, Inc. 1,2                                                                        3,200             69,568
-----------------------------------------------------------------------------------------------------------------------------------
UMB Financial Corp.                                                                                       5,937            254,460
-----------------------------------------------------------------------------------------------------------------------------------
WesBanco, Inc. 2                                                                                          4,900            122,402
                                                                                                                   ----------------
                                                                                                                         6,694,472
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.5%
Advance America Cash Advance Centers, Inc.                                                               15,100            161,117
-----------------------------------------------------------------------------------------------------------------------------------
Advanta Corp., Cl. B 2                                                                                   73,450          2,013,999
-----------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1,2                                                                                    59,120          1,039,330
-----------------------------------------------------------------------------------------------------------------------------------
Discover Financial Services 1                                                                            47,800            994,240
-----------------------------------------------------------------------------------------------------------------------------------
EZCORP, Inc., Cl. A 1                                                                                     6,700             90,115
-----------------------------------------------------------------------------------------------------------------------------------
World Acceptance Corp. 1,2                                                                               14,200            469,736
                                                                                                                   ----------------
                                                                                                                         4,768,537
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--0.9%
Asset Acceptance Capital Corp. 2                                                                         17,900            207,640
-----------------------------------------------------------------------------------------------------------------------------------
ASTA Funding, Inc. 2                                                                                     10,000            383,200
-----------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                                          31,300          1,258,260
-----------------------------------------------------------------------------------------------------------------------------------


                 10 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Financial Federal Corp. 2                                                                                12,500    $       350,125
-----------------------------------------------------------------------------------------------------------------------------------
International Securities Exchange, Inc., Cl. A 2                                                         34,000          2,259,980
-----------------------------------------------------------------------------------------------------------------------------------
iShares Russell 2000 Index Fund 2                                                                        31,900          2,553,276
-----------------------------------------------------------------------------------------------------------------------------------
MarketAxess Holdings, Inc. 1,2                                                                           16,700            250,500
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Recovery Associates, Inc. 2                                                                    27,400          1,454,118
-----------------------------------------------------------------------------------------------------------------------------------
Star Maritime Acquisition Corp. 1,2                                                                       6,900             96,669
                                                                                                                   ----------------
                                                                                                                         8,813,768
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.6%
Affirmative Insurance Holdings, Inc.                                                                      1,600             18,384
-----------------------------------------------------------------------------------------------------------------------------------
Alfa Corp. 2                                                                                              5,500             99,990
-----------------------------------------------------------------------------------------------------------------------------------
Alleghany Corp. 1                                                                                           200             81,200
-----------------------------------------------------------------------------------------------------------------------------------
Allied World Assurance Holdings Ltd.                                                                      4,000            207,640
-----------------------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                                              27,500          1,730,025
-----------------------------------------------------------------------------------------------------------------------------------
American Equity Investment Life Holding Co. 2                                                            19,800            210,870
-----------------------------------------------------------------------------------------------------------------------------------
American Financial Group, Inc.                                                                           16,900            481,988
-----------------------------------------------------------------------------------------------------------------------------------
American Physicians Capital, Inc.                                                                        12,350            481,156
-----------------------------------------------------------------------------------------------------------------------------------
Amerisafe, Inc. 1                                                                                        20,500            339,070
-----------------------------------------------------------------------------------------------------------------------------------
AmTrust Financial Services, Inc.                                                                         16,600            251,822
-----------------------------------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                                                                10,000            744,100
-----------------------------------------------------------------------------------------------------------------------------------
Argo Group International Holdings Ltd. 1,2                                                               27,990          1,217,845
-----------------------------------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd. 2                                                                          42,700          1,191,757
-----------------------------------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                                           26,000          1,391,000
-----------------------------------------------------------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                                                    42,920          1,166,136
-----------------------------------------------------------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                                                                                7,000            272,370
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                                                               10,300            446,093
-----------------------------------------------------------------------------------------------------------------------------------
CNA Financial Corp.                                                                                       1,200             47,184
-----------------------------------------------------------------------------------------------------------------------------------
CNA Surety Corp. 1,2                                                                                     27,000            476,010
-----------------------------------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The) 2                                                                             30,400            895,888
-----------------------------------------------------------------------------------------------------------------------------------
Darwin Professional Underwriters, Inc. 1,2                                                                5,900            127,440
-----------------------------------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                                                      60,850          2,459,557
-----------------------------------------------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                                                                              3,266             52,844
-----------------------------------------------------------------------------------------------------------------------------------
EMC Insurance Group, Inc.                                                                                 4,900            127,351
-----------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                                                         3,800            157,890
-----------------------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                                     6,800            749,632
-----------------------------------------------------------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A                                                                         21,800            860,882
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A                                                               55,000            961,400
-----------------------------------------------------------------------------------------------------------------------------------
First American Corp. (The)                                                                               14,000            512,680
-----------------------------------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1,2                                                                           10,100            434,805
-----------------------------------------------------------------------------------------------------------------------------------
Great American Financial Resources, Inc.                                                                  1,500             36,780
-----------------------------------------------------------------------------------------------------------------------------------
Harleysville Group, Inc.                                                                                 19,200            614,016
-----------------------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                                                             16,300            466,832
-----------------------------------------------------------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co. 2                                                                             12,300            532,959
-----------------------------------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp. 2                                                                            64,300          1,267,353
-----------------------------------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                                                                       42,700          1,717,394
-----------------------------------------------------------------------------------------------------------------------------------
IPC Holdings Ltd. 2                                                                                      58,000          1,673,300
-----------------------------------------------------------------------------------------------------------------------------------
James River Group, Inc. 2                                                                                   500             16,200
-----------------------------------------------------------------------------------------------------------------------------------


                 11 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                                                                      40,900    $     1,594,282
-----------------------------------------------------------------------------------------------------------------------------------
Max Capital Group Ltd. 2                                                                                 52,400          1,469,296
-----------------------------------------------------------------------------------------------------------------------------------
MBIA, Inc. 2                                                                                             31,500          1,923,075
-----------------------------------------------------------------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc. 1                                                                      22,300            200,923
-----------------------------------------------------------------------------------------------------------------------------------
Midland Co. (The) 2                                                                                       9,900            544,104
-----------------------------------------------------------------------------------------------------------------------------------
Montpelier Re Holdings Ltd. 2                                                                             3,000             53,100
-----------------------------------------------------------------------------------------------------------------------------------
National Interstate Corp. 2                                                                               2,500             76,975
-----------------------------------------------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A 2                                                                800            204,768
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                                               10,500            565,110
-----------------------------------------------------------------------------------------------------------------------------------
Navigators Group, Inc. (The) 1                                                                            3,200            173,600
-----------------------------------------------------------------------------------------------------------------------------------
NYMAGIC, Inc.                                                                                             6,200            172,422
-----------------------------------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp. 2                                                                              19,100            708,801
-----------------------------------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd. 2                                                                                 9,210            727,498
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                                                154,460          2,179,431
-----------------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                                      52,900          1,902,284
-----------------------------------------------------------------------------------------------------------------------------------
ProAssurance Corp. 1,2                                                                                   32,930          1,773,939
-----------------------------------------------------------------------------------------------------------------------------------
ProCentury Corp.                                                                                         14,200            207,746
-----------------------------------------------------------------------------------------------------------------------------------
RAM Holdings Ltd. 1,2                                                                                     8,100             75,330
-----------------------------------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                                                        9,700            549,893
-----------------------------------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                                                               9,600            627,936
-----------------------------------------------------------------------------------------------------------------------------------
RLI Corp. 2                                                                                              44,800          2,541,056
-----------------------------------------------------------------------------------------------------------------------------------
Safeco Corp.                                                                                             29,100          1,781,502
-----------------------------------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc. 2                                                                            2,500             89,850
-----------------------------------------------------------------------------------------------------------------------------------
Seabright Insurance Holdings, Inc. 1                                                                     18,400            314,088
-----------------------------------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc. 2                                                                        40,700            866,096
-----------------------------------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                                           13,200            653,532
-----------------------------------------------------------------------------------------------------------------------------------
State Auto Financial Corp.                                                                               14,500            424,125
-----------------------------------------------------------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                                                                              3,900            274,287
-----------------------------------------------------------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1                                                                   51,806          1,114,347
-----------------------------------------------------------------------------------------------------------------------------------
United Fire & Casualty Co.                                                                               15,600            609,804
-----------------------------------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1                                                                      6,100            139,141
-----------------------------------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                                          49,600          2,226,544
                                                                                                                   ----------------
                                                                                                                        51,284,728
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--2.7%
Acadia Realty Trust 2                                                                                     2,200             59,686
-----------------------------------------------------------------------------------------------------------------------------------
Agree Realty Corp. 2                                                                                      7,300            228,782
-----------------------------------------------------------------------------------------------------------------------------------
Alexander's, Inc. 1,2                                                                                       200             77,100
-----------------------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                                                                     6,000            577,560
-----------------------------------------------------------------------------------------------------------------------------------
Arbor Realty Trust, Inc.                                                                                  6,700            126,563
-----------------------------------------------------------------------------------------------------------------------------------
Ashford Hospitality Trust                                                                                43,700            439,185
-----------------------------------------------------------------------------------------------------------------------------------
Associated Estates Realty Corp. 2                                                                         5,200             67,808
-----------------------------------------------------------------------------------------------------------------------------------
BioMed Realty Trust, Inc.                                                                                 1,300             31,330
-----------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust 2                                                                                17,114            433,155
-----------------------------------------------------------------------------------------------------------------------------------
Capital Trust, Cl. A 2                                                                                    6,700            237,850
-----------------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                                                        17,300            606,365
-----------------------------------------------------------------------------------------------------------------------------------


                 12 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Cedar Shopping Centers, Inc. 2                                                                            9,000    $       122,580
-----------------------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust 2                                                                               4,254            145,912
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust                                                                         7,300            303,899
-----------------------------------------------------------------------------------------------------------------------------------
DCT Industrial Trust, Inc. 2                                                                                300              3,141
-----------------------------------------------------------------------------------------------------------------------------------
DiamondRock Hospitality Co.                                                                              39,400            685,954
-----------------------------------------------------------------------------------------------------------------------------------
Digital Realty Trust, Inc.                                                                               26,300          1,035,957
-----------------------------------------------------------------------------------------------------------------------------------
EastGroup Properties, Inc. 2                                                                              6,300            285,138
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment Properties Trust 2                                                                         13,000            660,400
-----------------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc. 2                                                                                      23,100            521,598
-----------------------------------------------------------------------------------------------------------------------------------
Equity Lifestyle Properties, Inc.                                                                         6,800            352,240
-----------------------------------------------------------------------------------------------------------------------------------
Equity One, Inc. 2                                                                                       20,900            568,480
-----------------------------------------------------------------------------------------------------------------------------------
FelCor Lodging Trust, Inc. 2                                                                             41,400            825,102
-----------------------------------------------------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 2                                                                    31,200          1,212,744
-----------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust 2                                                                                   4,300            101,050
-----------------------------------------------------------------------------------------------------------------------------------
Gramercy Capital Corp. 2                                                                                  8,300            208,911
-----------------------------------------------------------------------------------------------------------------------------------
Hersha Hospitality Trust 2                                                                                9,400             93,060
-----------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                                                               20,400            748,068
-----------------------------------------------------------------------------------------------------------------------------------
Home Properties of New York, Inc. 2                                                                       5,600            292,208
-----------------------------------------------------------------------------------------------------------------------------------
Inland Real Estate Corp. 2                                                                               40,400            625,796
-----------------------------------------------------------------------------------------------------------------------------------
Kite Realty Group Trust 2                                                                                11,300            212,440
-----------------------------------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties                                                                                 10,400            437,632
-----------------------------------------------------------------------------------------------------------------------------------
Lexington Realty Trust 2                                                                                 21,300            426,213
-----------------------------------------------------------------------------------------------------------------------------------
LTC Properties, Inc. 2                                                                                   12,200            288,774
-----------------------------------------------------------------------------------------------------------------------------------
Medical Properties Trust, Inc. 2                                                                          5,300             70,596
-----------------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc. 2                                                                 7,300            363,905
-----------------------------------------------------------------------------------------------------------------------------------
National Health Investors, Inc.                                                                           5,200            160,732
-----------------------------------------------------------------------------------------------------------------------------------
National Retail Properties, Inc. 2                                                                       32,400            789,912
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc.                                                                       51,400          1,548,682
-----------------------------------------------------------------------------------------------------------------------------------
Newcastle Investment Corp. 2                                                                             16,200            285,444
-----------------------------------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc. 2                                                                       30,200            469,006
-----------------------------------------------------------------------------------------------------------------------------------
Parkway Properties, Inc. 2                                                                                9,500            419,330
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust 2                                                              21,300            829,422
-----------------------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc.                                                                                   8,500            483,225
-----------------------------------------------------------------------------------------------------------------------------------
RAIT Financial Trust 2                                                                                   21,600            177,768
-----------------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust 2                                                                       8,900            278,036
-----------------------------------------------------------------------------------------------------------------------------------
Realty Income Corp. 2                                                                                    37,300          1,042,535
-----------------------------------------------------------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                                                                     7,000            232,540
-----------------------------------------------------------------------------------------------------------------------------------
Resource Capital Corp. 2                                                                                  1,800             20,268
-----------------------------------------------------------------------------------------------------------------------------------
Saul Centers, Inc. 2                                                                                      3,600            185,400
-----------------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust 2                                                                        43,600            961,816
-----------------------------------------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc. 2                                                                               5,100            233,784
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc.                                                                         23,200            477,688
-----------------------------------------------------------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.                                                                           27,400            702,536
-----------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. 2                                                                    21,100            856,449
-----------------------------------------------------------------------------------------------------------------------------------


                 13 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                                                                                     9,600    $       525,600
-----------------------------------------------------------------------------------------------------------------------------------
Washington Real Estate Investment Trust 2                                                                11,400            378,252
                                                                                                                   ----------------
                                                                                                                        24,535,607
-----------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
Stratus Properties, Inc. 1,2                                                                              2,400             84,792
-----------------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.2%
Anchor BanCorp Wisconsin, Inc.                                                                            1,100             29,700
-----------------------------------------------------------------------------------------------------------------------------------
Brookline Bancorp, Inc.                                                                                   8,000             92,720
-----------------------------------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc. 2                                                                                 13,700            178,374
-----------------------------------------------------------------------------------------------------------------------------------
Downey Financial Corp. 2                                                                                 20,800          1,202,240
-----------------------------------------------------------------------------------------------------------------------------------
Encore Bancshares, Inc. 1                                                                                 8,400            176,652
-----------------------------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., Non-Vtg. 2                                                           8,400            246,624
-----------------------------------------------------------------------------------------------------------------------------------
First Financial Holdings, Inc. 2                                                                            100              3,128
-----------------------------------------------------------------------------------------------------------------------------------
First Niagara Financial Group, Inc.                                                                     137,800          1,949,870
-----------------------------------------------------------------------------------------------------------------------------------
FirstFed Financial Corp. 1,2                                                                             21,600          1,070,280
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Bank Corp. 1,2                                                                                   1,700             15,640
-----------------------------------------------------------------------------------------------------------------------------------
Hudson City Bancorp, Inc.                                                                                17,200            264,536
-----------------------------------------------------------------------------------------------------------------------------------
Imperial Capital Bancorp, Inc. 2                                                                          2,700             76,275
-----------------------------------------------------------------------------------------------------------------------------------
KBNT Bancorp, Inc. 2                                                                                        800             13,232
-----------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                                    28,220            911,788
-----------------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp. 1,2                                                                                30,700            289,501
-----------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                                    41,130          1,344,951
-----------------------------------------------------------------------------------------------------------------------------------
Provident Financial Services, Inc. 2                                                                     21,700            355,229
-----------------------------------------------------------------------------------------------------------------------------------
Radian Group, Inc. 2                                                                                     56,400          1,312,992
-----------------------------------------------------------------------------------------------------------------------------------
TierOne Corp.                                                                                            11,000            291,170
-----------------------------------------------------------------------------------------------------------------------------------
Washington Federal, Inc.                                                                                 25,460            668,580
-----------------------------------------------------------------------------------------------------------------------------------
WSFS Financial Corp. 2                                                                                    3,400            212,160
                                                                                                                   ----------------
                                                                                                                        10,705,642
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--9.4%
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.5%
Acorda Therapeutics, Inc. 1                                                                              15,900            291,765
-----------------------------------------------------------------------------------------------------------------------------------
Array BioPharma, Inc. 1                                                                                     400              4,492
-----------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc. 1                                                                           62,446          1,319,484
-----------------------------------------------------------------------------------------------------------------------------------
CytRx Corp. 1,2                                                                                          51,800            179,228
-----------------------------------------------------------------------------------------------------------------------------------
GTx, Inc. 1,2                                                                                             1,300             21,164
-----------------------------------------------------------------------------------------------------------------------------------
Halozyme Therapeutics, Inc. 1,2                                                                          10,500             91,245
-----------------------------------------------------------------------------------------------------------------------------------
Immunomedics, Inc. 1,2                                                                                   21,100             48,319
-----------------------------------------------------------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc. 1,2                                                                            1,146             17,156
-----------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics, Inc. 1,2                                                                                 5,778            301,323
-----------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. 1                                                                              29,310            996,247
-----------------------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1,2                                                                      27,700            493,060
-----------------------------------------------------------------------------------------------------------------------------------
Savient Pharmaceuticals, Inc. 1,2                                                                        18,000            261,900
-----------------------------------------------------------------------------------------------------------------------------------
Seattle Genetics, Inc. 1,2                                                                                8,500             95,540
-----------------------------------------------------------------------------------------------------------------------------------


                 14 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
XOMA Ltd. 1,2                                                                                            24,500    $        83,545
                                                                                                                   ----------------
                                                                                                                         4,204,468
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Align Technology, Inc. 1,2                                                                               63,300          1,603,389
-----------------------------------------------------------------------------------------------------------------------------------
Analogic Corp. 2                                                                                         16,000          1,020,160
-----------------------------------------------------------------------------------------------------------------------------------
ArthroCare Corp. 1,2                                                                                      9,600            536,544
-----------------------------------------------------------------------------------------------------------------------------------
ConMed Corp. 1                                                                                           48,400          1,354,716
-----------------------------------------------------------------------------------------------------------------------------------
Cynosure, Inc., Cl. A 1,2                                                                                 6,900            254,610
-----------------------------------------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc.                                                                              22,900          1,748,415
-----------------------------------------------------------------------------------------------------------------------------------
Datascope Corp. 2                                                                                         8,800            297,528
-----------------------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1,2                                                                            9,658            476,236
-----------------------------------------------------------------------------------------------------------------------------------
Greatbatch, Inc. 1,2                                                                                     15,300            406,827
-----------------------------------------------------------------------------------------------------------------------------------
Hansen Medical, Inc. 1,2                                                                                  5,800            157,238
-----------------------------------------------------------------------------------------------------------------------------------
Hologic, Inc. 1                                                                                           3,800            231,800
-----------------------------------------------------------------------------------------------------------------------------------
Immucor, Inc. 1,2                                                                                        53,300          1,905,475
-----------------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                                                                                2,700            621,000
-----------------------------------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc. 1,2                                                                   2,487            137,581
-----------------------------------------------------------------------------------------------------------------------------------
IRIS International, Inc. 1                                                                                4,300             82,560
-----------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1,2                                                                               25,450          1,432,326
-----------------------------------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc. 2                                                                              35,070          1,063,322
-----------------------------------------------------------------------------------------------------------------------------------
OraSure Technologies, Inc. 1                                                                              5,800             58,290
-----------------------------------------------------------------------------------------------------------------------------------
Quidel Corp. 1,2                                                                                         23,200            453,792
-----------------------------------------------------------------------------------------------------------------------------------
Regeneration Technologies, Inc. 1,2                                                                       7,500             80,400
-----------------------------------------------------------------------------------------------------------------------------------
Stereotaxis, Inc. 1,2                                                                                     2,000             27,580
-----------------------------------------------------------------------------------------------------------------------------------
Steris Corp.                                                                                             88,400          2,415,972
-----------------------------------------------------------------------------------------------------------------------------------
West Pharmaceutical Services, Inc. 2                                                                     15,040            626,566
                                                                                                                   ----------------
                                                                                                                        16,992,327
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.6%
Air Methods Corp. 1,2                                                                                     9,900            457,380
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Imaging, Inc. 1                                                                                 42,000            380,520
-----------------------------------------------------------------------------------------------------------------------------------
American Dental Partners, Inc. 1                                                                          8,600            240,886
-----------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                                                                       31,640          1,090,947
-----------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                                                  29,500          1,337,235
-----------------------------------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1,2                                                                         97,800          2,543,778
-----------------------------------------------------------------------------------------------------------------------------------
Centene Corp. 1                                                                                          49,089          1,055,904
-----------------------------------------------------------------------------------------------------------------------------------
Chemed Corp. 2                                                                                           49,100          3,052,056
-----------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc. 1                                                                         11,800            370,992
-----------------------------------------------------------------------------------------------------------------------------------
CorVel Corp. 1                                                                                            7,700            178,024
-----------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                                                             27,600          1,716,996
-----------------------------------------------------------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1,2                                                                        1,500             26,205
-----------------------------------------------------------------------------------------------------------------------------------
CryoLife, Inc. 1,2                                                                                       14,700            138,915
-----------------------------------------------------------------------------------------------------------------------------------
Emergency Medical Services LP, Cl. A 1,2                                                                 48,300          1,461,075
-----------------------------------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc. 1,2                                                                           600             11,526
-----------------------------------------------------------------------------------------------------------------------------------


                 15 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc. 1                                                                           2,900    $        32,857
-----------------------------------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                                                       25,800          1,394,490
-----------------------------------------------------------------------------------------------------------------------------------
HealthExtras, Inc. 1,2                                                                                   15,690            436,653
-----------------------------------------------------------------------------------------------------------------------------------
Healthspring, Inc. 1                                                                                    113,700          2,217,150
-----------------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                                           26,800          1,872,784
-----------------------------------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1,2                                                                             71,500          1,280,565
-----------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 1                                                                    7,300            571,079
-----------------------------------------------------------------------------------------------------------------------------------
Landauer, Inc. 2                                                                                          7,500            382,200
-----------------------------------------------------------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                                                                       38,700          1,137,393
-----------------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc. 1                                                                               7,500            225,075
-----------------------------------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1                                                                                 21,550            789,808
-----------------------------------------------------------------------------------------------------------------------------------
Matria Healthcare, Inc. 1,2                                                                               5,600            146,496
-----------------------------------------------------------------------------------------------------------------------------------
MedCath Corp. 1                                                                                          19,900            546,454
-----------------------------------------------------------------------------------------------------------------------------------
Molina Healthcare, Inc. 1,2                                                                              47,900          1,737,333
-----------------------------------------------------------------------------------------------------------------------------------
National HealthCare Corp. 2                                                                               1,300             66,807
-----------------------------------------------------------------------------------------------------------------------------------
Nighthawk Radiology Holdings, Inc. 1                                                                      7,400            181,374
-----------------------------------------------------------------------------------------------------------------------------------
PharMerica Corp. 1,2                                                                                     25,168            375,507
-----------------------------------------------------------------------------------------------------------------------------------
Providence Service Corp. 1                                                                                1,600             46,976
-----------------------------------------------------------------------------------------------------------------------------------
PSS World Medical, Inc. 1,2                                                                              55,900          1,069,367
-----------------------------------------------------------------------------------------------------------------------------------
RehabCare Group, Inc. 1                                                                                   4,200             73,878
-----------------------------------------------------------------------------------------------------------------------------------
Res-Care, Inc. 1,2                                                                                        6,300            143,892
-----------------------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                                                            3,800            160,322
-----------------------------------------------------------------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Cl. A 1                                                                  27,000            425,250
-----------------------------------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1,2                                                                          58,700          2,076,219
-----------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                                                                155,035            520,918
-----------------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                                                                             7,700            811,811
                                                                                                                   ----------------
                                                                                                                        32,785,097
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.3%
Computer Programs & Systems, Inc. 2                                                                       1,700             44,812
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys Corp. 1                                                                                         49,400          1,152,008
-----------------------------------------------------------------------------------------------------------------------------------
Omnicell, Inc. 1,2                                                                                       30,300            864,762
-----------------------------------------------------------------------------------------------------------------------------------
Phase Forward, Inc. 1                                                                                    30,500            610,305
                                                                                                                   ----------------
                                                                                                                         2,671,887
-----------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--1.3%
Albany Molecular Research, Inc. 1                                                                        10,100            152,510
-----------------------------------------------------------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1,2                                                                     7,400            669,700
-----------------------------------------------------------------------------------------------------------------------------------
Bruker BioSciences Corp. 1,2                                                                              8,800             77,440
-----------------------------------------------------------------------------------------------------------------------------------
Cambrex Corp. 2                                                                                             400              4,356
-----------------------------------------------------------------------------------------------------------------------------------
Covance, Inc. 1                                                                                           1,500            116,850
-----------------------------------------------------------------------------------------------------------------------------------
Dionex Corp. 1,2                                                                                         27,800          2,208,988
-----------------------------------------------------------------------------------------------------------------------------------
eResearch Technology, Inc. 1,2                                                                           21,100            240,329
-----------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp. 1                                                                                       16,700          1,364,891
-----------------------------------------------------------------------------------------------------------------------------------


                 16 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Kendle International, Inc. 1,2                                                                            8,000    $       332,240
-----------------------------------------------------------------------------------------------------------------------------------
Parexel International Corp. 1,2                                                                          34,800          1,436,196
-----------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                                        18,690            545,935
-----------------------------------------------------------------------------------------------------------------------------------
Pharmanet Development Group, Inc. 1,2                                                                    17,400            505,122
-----------------------------------------------------------------------------------------------------------------------------------
Techne Corp. 1                                                                                            1,300             82,004
-----------------------------------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                                                           52,400          3,333,164
-----------------------------------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. 1                                                                          11,200            962,192
                                                                                                                   ----------------
                                                                                                                        12,031,917
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.9%
Alpharma, Inc., Cl. A 2                                                                                  52,304          1,117,213
-----------------------------------------------------------------------------------------------------------------------------------
Auxilium Pharmaceuticals, Inc. 1,2                                                                        8,200            172,856
-----------------------------------------------------------------------------------------------------------------------------------
BioMimetic Therapeutics, Inc. 1,2                                                                        10,900            145,406
-----------------------------------------------------------------------------------------------------------------------------------
Bradley Pharmaceuticals, Inc. 1,2                                                                        16,500            300,300
-----------------------------------------------------------------------------------------------------------------------------------
Caraco Pharmaceutical Laboratories Ltd. 1                                                                 2,800             42,700
-----------------------------------------------------------------------------------------------------------------------------------
Cypress Bioscience, Inc. 1,2                                                                             17,600            240,944
-----------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                                                                     5,800            179,858
-----------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                                                               4,700            175,263
-----------------------------------------------------------------------------------------------------------------------------------
Impax Laboratories, Inc. 1                                                                                2,100             24,549
-----------------------------------------------------------------------------------------------------------------------------------
K-V Pharmaceutical Co., Cl. A 1,2                                                                        61,400          1,756,040
-----------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                                                            114,100          1,337,252
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                                                                    37,230          1,135,887
-----------------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc. 1                                                                                       89,600          2,489,088
-----------------------------------------------------------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc. 1,2                                                                           8,500            135,405
-----------------------------------------------------------------------------------------------------------------------------------
Pain Therapeutics, Inc. 1,2                                                                               3,800             35,530
-----------------------------------------------------------------------------------------------------------------------------------
Par Pharmaceutical Cos., Inc. 1                                                                          87,450          1,623,072
-----------------------------------------------------------------------------------------------------------------------------------
Perrigo Co.                                                                                             110,500          2,359,175
-----------------------------------------------------------------------------------------------------------------------------------
Pozen, Inc. 1,2                                                                                          23,400            258,804
-----------------------------------------------------------------------------------------------------------------------------------
Salix Pharmaceuticals Ltd. 1,2                                                                           14,000            173,880
-----------------------------------------------------------------------------------------------------------------------------------
Sciele Pharma, Inc. 1,2                                                                                  89,600          2,331,392
-----------------------------------------------------------------------------------------------------------------------------------
Sepracor, Inc. 1                                                                                         23,800            654,500
-----------------------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Inc. 1                                                            16,180            250,466
-----------------------------------------------------------------------------------------------------------------------------------
ViroPharma, Inc. 1,2                                                                                     20,700            184,230
-----------------------------------------------------------------------------------------------------------------------------------
Vivus, Inc. 1,2                                                                                           8,800             43,648
-----------------------------------------------------------------------------------------------------------------------------------
Xenoport, Inc. 1,2                                                                                       11,819            556,084
                                                                                                                   ----------------
                                                                                                                        17,723,542
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--17.1%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.5%
American Science & Engineering, Inc. 2                                                                    4,510            282,597
-----------------------------------------------------------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                                                                    650             27,950
-----------------------------------------------------------------------------------------------------------------------------------
Ceradyne, Inc. 1,2                                                                                       40,000          3,029,600
-----------------------------------------------------------------------------------------------------------------------------------
Cubic Corp.                                                                                              18,649            786,428
-----------------------------------------------------------------------------------------------------------------------------------
Curtiss-Wright Corp.                                                                                     56,900          2,702,750
-----------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.                                                                                   27,449          1,512,989
-----------------------------------------------------------------------------------------------------------------------------------


                 17 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Ducommun, Inc. 1                                                                                          5,400    $       174,420
-----------------------------------------------------------------------------------------------------------------------------------
DynCorp International, Inc., Cl. A 1                                                                     63,120          1,458,703
-----------------------------------------------------------------------------------------------------------------------------------
EDO Corp. 2                                                                                               4,200            235,242
-----------------------------------------------------------------------------------------------------------------------------------
HEICO Corp. 2                                                                                             5,390            266,050
-----------------------------------------------------------------------------------------------------------------------------------
Innovative Solutions & Support, Inc. 1,2                                                                  3,700             70,189
-----------------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                                                                              107,325          2,386,908
-----------------------------------------------------------------------------------------------------------------------------------
United Industrial Corp. 2                                                                                 6,800            511,768
                                                                                                                   ----------------
                                                                                                                        13,445,594
-----------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
ABX Air, Inc. 1,2                                                                                        29,400            208,152
-----------------------------------------------------------------------------------------------------------------------------------
Atlas Air Worldwide Holdings, Inc. 1,2                                                                   12,700            655,701
-----------------------------------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1                                                                                 75,800          2,276,274
-----------------------------------------------------------------------------------------------------------------------------------
Pacer International, Inc.                                                                                15,700            299,085
-----------------------------------------------------------------------------------------------------------------------------------
Park-Ohio Holdings Corp. 1,2                                                                              1,000             25,950
                                                                                                                   ----------------
                                                                                                                         3,465,162
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.7%
Allegiant Travel Co. 1                                                                                    1,000             30,320
-----------------------------------------------------------------------------------------------------------------------------------
AMR Corp. 1,2                                                                                            45,800          1,020,882
-----------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1                                                                      32,300          1,066,869
-----------------------------------------------------------------------------------------------------------------------------------
Copa Holdings SA, Cl. A                                                                                  20,900            837,045
-----------------------------------------------------------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1,2                                                                            26,100             80,649
-----------------------------------------------------------------------------------------------------------------------------------
Northwest Airlines Corp. 1                                                                               23,600            420,080
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacle Airlines Corp. 1,2                                                                              20,400            326,808
-----------------------------------------------------------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 1,2                                                                      28,900            611,813
-----------------------------------------------------------------------------------------------------------------------------------
SkyWest, Inc.                                                                                             4,700            118,299
-----------------------------------------------------------------------------------------------------------------------------------
UAL Corp. 1,2                                                                                            23,200          1,079,496
-----------------------------------------------------------------------------------------------------------------------------------
US Airways Group, Inc. 1                                                                                 32,000            840,000
                                                                                                                   ----------------
                                                                                                                         6,432,261
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
Aaon, Inc.                                                                                                4,700             92,731
-----------------------------------------------------------------------------------------------------------------------------------
American Woodmark Corp. 2                                                                                 5,100            126,429
-----------------------------------------------------------------------------------------------------------------------------------
Ameron International Corp.                                                                                4,037            426,993
-----------------------------------------------------------------------------------------------------------------------------------
Apogee Enterprises, Inc.                                                                                 16,200            420,228
-----------------------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc. 1,2                                                                            5,300             57,134
-----------------------------------------------------------------------------------------------------------------------------------
Goodman Global, Inc. 1,2                                                                                 20,800            496,704
-----------------------------------------------------------------------------------------------------------------------------------
Lennox International, Inc.                                                                               29,800          1,007,240
-----------------------------------------------------------------------------------------------------------------------------------
Simpson Manufacturing Co., Inc. 2                                                                        12,904            410,992
-----------------------------------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc. 2                                                                         8,400            251,160
-----------------------------------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                                                            22,277            836,501
                                                                                                                   ----------------
                                                                                                                         4,126,112
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--5.8%
ABM Industries, Inc.                                                                                     92,200          1,842,156
-----------------------------------------------------------------------------------------------------------------------------------
Acco Brands Corp. 1,2                                                                                    78,500          1,761,540
-----------------------------------------------------------------------------------------------------------------------------------
Administaff, Inc. 2                                                                                      59,600          2,163,480
-----------------------------------------------------------------------------------------------------------------------------------


                 18 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Advisory Board Co. (The) 1,2                                                                              3,900    $       228,033
-----------------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. 1                                                                          55,700            710,175
-----------------------------------------------------------------------------------------------------------------------------------
American Ecology Corp.                                                                                    1,400             29,666
-----------------------------------------------------------------------------------------------------------------------------------
Barrett Business Services, Inc. 2                                                                         2,000             47,660
-----------------------------------------------------------------------------------------------------------------------------------
Bowne & Co., Inc. 2                                                                                      22,700            378,182
-----------------------------------------------------------------------------------------------------------------------------------
CBIZ, Inc. 1,2                                                                                            6,900             54,855
-----------------------------------------------------------------------------------------------------------------------------------
CDI Corp. 2                                                                                              15,700            437,716
-----------------------------------------------------------------------------------------------------------------------------------
ChoicePoint, Inc. 1                                                                                      11,900            451,248
-----------------------------------------------------------------------------------------------------------------------------------
Comfort Systems USA, Inc. 2                                                                              28,200            400,440
-----------------------------------------------------------------------------------------------------------------------------------
COMSYS IT Partners, Inc. 1                                                                               23,400            393,354
-----------------------------------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1,2                                                                          23,700          1,488,123
-----------------------------------------------------------------------------------------------------------------------------------
Cornell Corrections, Inc. 1,2                                                                            12,200            287,310
-----------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (The)                                                                       3,700            274,688
-----------------------------------------------------------------------------------------------------------------------------------
CRA International, Inc. 1,2                                                                               1,100             53,009
-----------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                                             87,300          3,216,132
-----------------------------------------------------------------------------------------------------------------------------------
Diamond Management & Technology Consultants, Inc.                                                        27,500            253,000
-----------------------------------------------------------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                                                                              36,500          1,334,440
-----------------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp.                                                                                    6,800            670,548
-----------------------------------------------------------------------------------------------------------------------------------
Ennis, Inc.                                                                                              14,600            321,784
-----------------------------------------------------------------------------------------------------------------------------------
Exponent, Inc. 1                                                                                         17,000            426,530
-----------------------------------------------------------------------------------------------------------------------------------
First Consulting Group, Inc. 1                                                                              500              5,150
-----------------------------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc. 1                                                                                    3,700            186,147
-----------------------------------------------------------------------------------------------------------------------------------
Fuel-Tech, Inc. NV 1,2                                                                                    7,900            174,511
-----------------------------------------------------------------------------------------------------------------------------------
GeoEye, Inc. 1,2                                                                                          6,400            164,800
-----------------------------------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1                                                               49,260          1,795,527
-----------------------------------------------------------------------------------------------------------------------------------
HNI Corp. 2                                                                                              14,200            511,200
-----------------------------------------------------------------------------------------------------------------------------------
Hudson Highland Group, Inc. 1                                                                            23,900            304,247
-----------------------------------------------------------------------------------------------------------------------------------
ICF International, Inc. 1                                                                                 6,900            190,302
-----------------------------------------------------------------------------------------------------------------------------------
IHS, Inc., Cl. A 1,2                                                                                     19,100          1,078,959
-----------------------------------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                                             189,400          2,433,790
-----------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., Cl. A 2                                                                                 66,800          1,205,740
-----------------------------------------------------------------------------------------------------------------------------------
Kelly Services, Inc., Cl. A 2                                                                             2,200             43,582
-----------------------------------------------------------------------------------------------------------------------------------
Kforce, Inc. 1,2                                                                                          7,200             92,592
-----------------------------------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                                             115,500          2,048,970
-----------------------------------------------------------------------------------------------------------------------------------
Korn-Ferry International 1                                                                              110,100          1,817,751
-----------------------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1,2                                                                                   124,600          2,306,346
-----------------------------------------------------------------------------------------------------------------------------------
Layne Christensen Co. 1,2                                                                                 7,100            393,908
-----------------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                                           17,700          1,138,995
-----------------------------------------------------------------------------------------------------------------------------------
McGrath Rentcorp 2                                                                                        1,900             63,156
-----------------------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                                    22,800            618,792
-----------------------------------------------------------------------------------------------------------------------------------
PHH Corp. 1                                                                                              39,100          1,027,548
-----------------------------------------------------------------------------------------------------------------------------------
Pike Electric Corp. 1,2                                                                                  15,100            283,276
-----------------------------------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                                                  35,750          1,169,383
-----------------------------------------------------------------------------------------------------------------------------------
Resources Connection, Inc.                                                                               33,155            767,538
-----------------------------------------------------------------------------------------------------------------------------------


                 19 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                                          24,400    $       728,584
-----------------------------------------------------------------------------------------------------------------------------------
Rollins, Inc. 2                                                                                          40,700          1,086,283
-----------------------------------------------------------------------------------------------------------------------------------
RSC Holdings, Inc. 1,2                                                                                   28,449            466,564
-----------------------------------------------------------------------------------------------------------------------------------
Schawk, Inc. 2                                                                                            1,100             24,827
-----------------------------------------------------------------------------------------------------------------------------------
School Specialty, Inc. 1                                                                                  2,900            100,427
-----------------------------------------------------------------------------------------------------------------------------------
Spherion Corp. 1                                                                                         53,500            441,910
-----------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A 2                                                                                 53,900            969,122
-----------------------------------------------------------------------------------------------------------------------------------
Team, Inc. 1,2                                                                                           16,100            440,818
-----------------------------------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1                                                                                59,200          1,415,472
-----------------------------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc. 1,2                                                                                     75,314          1,590,632
-----------------------------------------------------------------------------------------------------------------------------------
United Stationers, Inc. 1                                                                                41,100          2,281,872
-----------------------------------------------------------------------------------------------------------------------------------
Viad Corp. 2                                                                                             58,500          2,106,000
-----------------------------------------------------------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1,2                                                                       8,350            147,294
-----------------------------------------------------------------------------------------------------------------------------------
Waste Connections, Inc. 1                                                                                49,750          1,580,060
-----------------------------------------------------------------------------------------------------------------------------------
Waste Industries USA, Inc.                                                                                6,500            186,030
-----------------------------------------------------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                                                                              51,300          2,305,422
                                                                                                                   ----------------
                                                                                                                        52,917,596
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.1%
Aecom Technology Corp. 1                                                                                  3,100            108,283
-----------------------------------------------------------------------------------------------------------------------------------
Baker (Michael) Corp. 1,2                                                                                 7,000            343,070
-----------------------------------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV                                                                             18,000            775,080
-----------------------------------------------------------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                                                                     101,500          3,183,040
-----------------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                                                                                                 700            100,786
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc. 1,2                                                                  8,600            220,246
-----------------------------------------------------------------------------------------------------------------------------------
Perini Corp. 1                                                                                           53,500          2,992,255
-----------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc. 1                                                                                  66,712          1,764,532
-----------------------------------------------------------------------------------------------------------------------------------
Washington Group International, Inc. 1                                                                    4,900            430,269
                                                                                                                   ----------------
                                                                                                                         9,917,561
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.6%
Acuity Brands, Inc.                                                                                      31,500          1,590,120
-----------------------------------------------------------------------------------------------------------------------------------
AZZ, Inc. 1,2                                                                                             7,700            269,192
-----------------------------------------------------------------------------------------------------------------------------------
Belden, Inc. 2                                                                                           20,700            971,037
-----------------------------------------------------------------------------------------------------------------------------------
Coleman Cable, Inc. 1                                                                                       300              4,152
-----------------------------------------------------------------------------------------------------------------------------------
Encore Wire Corp. 2                                                                                       8,100            203,553
-----------------------------------------------------------------------------------------------------------------------------------
EnerSys, Inc. 1                                                                                          14,900            264,773
-----------------------------------------------------------------------------------------------------------------------------------
FuelCell Energy, Inc. 1                                                                                  15,000            134,100
-----------------------------------------------------------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1,2                                                                             8,000            514,080
-----------------------------------------------------------------------------------------------------------------------------------
GrafTech International Ltd. 1,2                                                                         184,600          3,293,264
-----------------------------------------------------------------------------------------------------------------------------------
Hubbell, Inc., Cl. B                                                                                      2,210            126,235
-----------------------------------------------------------------------------------------------------------------------------------
II-VI, Inc. 1,2                                                                                          17,400            600,822
-----------------------------------------------------------------------------------------------------------------------------------
Lamson & Sessions Co. (The) 1                                                                             9,000            242,640
-----------------------------------------------------------------------------------------------------------------------------------
LSI Industries, Inc.                                                                                      6,000            123,120
-----------------------------------------------------------------------------------------------------------------------------------
Powell Industries, Inc. 1,2                                                                               1,300             49,257
-----------------------------------------------------------------------------------------------------------------------------------
Regal-Beloit Corp. 2                                                                                      8,774            420,187
-----------------------------------------------------------------------------------------------------------------------------------


                 20 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                                 9,700    $       674,247
-----------------------------------------------------------------------------------------------------------------------------------
Smith (A.O.) Corp. 2                                                                                      7,200            315,936
-----------------------------------------------------------------------------------------------------------------------------------
Superior Essex, Inc. 1                                                                                    6,100            227,408
-----------------------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                                                   25,100          1,471,864
-----------------------------------------------------------------------------------------------------------------------------------
Vicor Corp. 2                                                                                             5,300             64,236
-----------------------------------------------------------------------------------------------------------------------------------
Woodward Governor Co. 2                                                                                  53,900          3,363,360
                                                                                                                   ----------------
                                                                                                                        14,923,583
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.4%
Raven Industries, Inc. 2                                                                                  5,500            220,275
-----------------------------------------------------------------------------------------------------------------------------------
Sequa Corp., Cl. A 1,2                                                                                    7,600          1,259,928
-----------------------------------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                                                           16,800          1,309,056
-----------------------------------------------------------------------------------------------------------------------------------
Tredegar Corp.                                                                                           36,600            631,350
                                                                                                                   ----------------
                                                                                                                         3,420,609
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY--3.6%
Accuride Corp. 1                                                                                         30,200            365,722
-----------------------------------------------------------------------------------------------------------------------------------
Actuant Corp., Cl. A 2                                                                                   16,800          1,091,496
-----------------------------------------------------------------------------------------------------------------------------------
AGCO Corp. 1                                                                                              4,300            218,311
-----------------------------------------------------------------------------------------------------------------------------------
Ampco-Pittsburgh Corp. 2                                                                                 11,000            433,180
-----------------------------------------------------------------------------------------------------------------------------------
Astec Industries, Inc. 1                                                                                 27,280          1,567,236
-----------------------------------------------------------------------------------------------------------------------------------
Axsys Technologies, Inc. 1                                                                                1,300             40,248
-----------------------------------------------------------------------------------------------------------------------------------
Badger Meter, Inc. 2                                                                                      4,400            141,020
-----------------------------------------------------------------------------------------------------------------------------------
Barnes Group, Inc. 2                                                                                     22,800            727,776
-----------------------------------------------------------------------------------------------------------------------------------
Blount International, Inc. 1                                                                             14,300            162,448
-----------------------------------------------------------------------------------------------------------------------------------
Cascade Corp. 2                                                                                          14,500            944,965
-----------------------------------------------------------------------------------------------------------------------------------
CIRCOR International, Inc. 2                                                                              9,600            435,936
-----------------------------------------------------------------------------------------------------------------------------------
Clarcor, Inc. 2                                                                                          15,600            533,676
-----------------------------------------------------------------------------------------------------------------------------------
Columbus McKinnon Corp. 1,2                                                                               9,700            241,433
-----------------------------------------------------------------------------------------------------------------------------------
Crane Co.                                                                                                   600             28,782
-----------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                             8,000          1,023,120
-----------------------------------------------------------------------------------------------------------------------------------
EnPro Industries, Inc. 1                                                                                 32,880          1,334,928
-----------------------------------------------------------------------------------------------------------------------------------
Freightcar America, Inc. 2                                                                                3,200            122,240
-----------------------------------------------------------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                                                                   41,500          1,618,500
-----------------------------------------------------------------------------------------------------------------------------------
Gorman-Rupp Co. (The) 2                                                                                   2,175             72,123
-----------------------------------------------------------------------------------------------------------------------------------
Hardinge, Inc. 2                                                                                          9,900            344,817
-----------------------------------------------------------------------------------------------------------------------------------
Hurco Cos., Inc. 1                                                                                        6,500            351,390
-----------------------------------------------------------------------------------------------------------------------------------
Kadant, Inc. 1                                                                                           13,300            372,400
-----------------------------------------------------------------------------------------------------------------------------------
Kaydon Corp. 2                                                                                           38,310          1,991,737
-----------------------------------------------------------------------------------------------------------------------------------
L.B. Foster Co., Cl. A 1                                                                                  4,800            208,608
-----------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                                   240             10,627
-----------------------------------------------------------------------------------------------------------------------------------
McCoy Corp. 3                                                                                            46,600            231,442
-----------------------------------------------------------------------------------------------------------------------------------
Middleby Corp. (The) 1,2                                                                                 33,600          2,168,544
-----------------------------------------------------------------------------------------------------------------------------------
Miller Industries, Inc. 1,2                                                                                 600             10,272
-----------------------------------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                                                 35,970          1,299,956
-----------------------------------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                                                            11,600          1,200,368
-----------------------------------------------------------------------------------------------------------------------------------


                 21 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                                           11,200   $        691,040
-----------------------------------------------------------------------------------------------------------------------------------
Nordson Corp.                                                                                            16,119            809,335
-----------------------------------------------------------------------------------------------------------------------------------
Pall Corp.                                                                                               31,100          1,209,790
-----------------------------------------------------------------------------------------------------------------------------------
RBC Bearings, Inc. 1                                                                                     13,800            529,230
-----------------------------------------------------------------------------------------------------------------------------------
Robbins & Myers, Inc.                                                                                    27,100          1,552,559
-----------------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                                18,100          1,675,336
-----------------------------------------------------------------------------------------------------------------------------------
Sun Hydraulics Corp. 2                                                                                   12,450            395,910
-----------------------------------------------------------------------------------------------------------------------------------
Tecumseh Products Co., Cl. A 1,2                                                                         10,600            204,050
-----------------------------------------------------------------------------------------------------------------------------------
Tennant Co. 2                                                                                             7,900            384,730
-----------------------------------------------------------------------------------------------------------------------------------
Titan International, Inc. 2                                                                              14,200            453,264
-----------------------------------------------------------------------------------------------------------------------------------
Toro Co. (The)                                                                                           24,600          1,447,218
-----------------------------------------------------------------------------------------------------------------------------------
TurboChef Technologies, Inc. 1                                                                            2,800             36,960
-----------------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc. 2                                                                               25,700          2,180,645
-----------------------------------------------------------------------------------------------------------------------------------
Wabash National Corp. 2                                                                                  19,900            224,671
-----------------------------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                                             59,600          2,232,616
                                                                                                                   ----------------
                                                                                                                        33,320,655
-----------------------------------------------------------------------------------------------------------------------------------
MARINE--0.4%
American Commercial Lines, Inc. 1,2                                                                      22,191            526,592
-----------------------------------------------------------------------------------------------------------------------------------
Excel Maritime Carriers Ltd.                                                                             18,400          1,026,720
-----------------------------------------------------------------------------------------------------------------------------------
Genco Shipping & Trading Ltd. 2                                                                           2,700            176,931
-----------------------------------------------------------------------------------------------------------------------------------
Horizon Lines, Inc., Cl. A 2                                                                             68,900          2,103,517
-----------------------------------------------------------------------------------------------------------------------------------
TBS International Ltd., Cl. A 1                                                                             800             33,000
                                                                                                                   ----------------
                                                                                                                         3,866,760
-----------------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.4%
Avis Budget Group, Inc. 1                                                                                30,000            686,700
-----------------------------------------------------------------------------------------------------------------------------------
Con-way, Inc.                                                                                            14,520            667,920
-----------------------------------------------------------------------------------------------------------------------------------
Dollar Thrifty Automotive Group, Inc. 1,2                                                                 1,800             62,442
-----------------------------------------------------------------------------------------------------------------------------------
Kansas City Southern, Inc. 1,2                                                                           16,400            527,588
-----------------------------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                                              27,900            982,638
-----------------------------------------------------------------------------------------------------------------------------------
Landstar System, Inc.                                                                                    12,400            520,428
-----------------------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                                       1,700             83,300
-----------------------------------------------------------------------------------------------------------------------------------
Saia, Inc. 1                                                                                              4,300             71,079
                                                                                                                   ----------------
                                                                                                                         3,602,095
-----------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.8%
Applied Industrial Technologies, Inc.                                                                    82,975          2,558,119
-----------------------------------------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc. 2                                                                                10,200             71,808
-----------------------------------------------------------------------------------------------------------------------------------
Houston Wire & Cable Co. 2                                                                                3,200             57,952
-----------------------------------------------------------------------------------------------------------------------------------
Kaman Corp., Cl. A 2                                                                                     11,600            400,896
-----------------------------------------------------------------------------------------------------------------------------------
NuCo2, Inc. 1                                                                                               700             18,018
-----------------------------------------------------------------------------------------------------------------------------------
TAL International Group, Inc. 2                                                                           2,100             52,647
-----------------------------------------------------------------------------------------------------------------------------------
UAP Holding Corp. 2                                                                                      83,500          2,618,560
-----------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                      11,400          1,039,566
-----------------------------------------------------------------------------------------------------------------------------------
Watsco, Inc.                                                                                             11,040            512,587
                                                                                                                   ----------------
                                                                                                                         7,330,153


                 22 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
CAI International, Inc. 1                                                                                29,500    $       415,950
-----------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--24.2%
-----------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.0%
ADC Telecommunications, Inc. 1                                                                          110,700          2,170,827
-----------------------------------------------------------------------------------------------------------------------------------
ADTRAN, Inc. 2                                                                                          112,500          2,590,875
-----------------------------------------------------------------------------------------------------------------------------------
Anaren Microwave, Inc. 1,2                                                                                8,800            124,080
-----------------------------------------------------------------------------------------------------------------------------------
Andrew Corp. 1                                                                                           62,100            860,085
-----------------------------------------------------------------------------------------------------------------------------------
Arris Group, Inc. 1                                                                                     198,000          2,445,300
-----------------------------------------------------------------------------------------------------------------------------------
Avaya, Inc. 1                                                                                            79,200          1,343,232
-----------------------------------------------------------------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A                                                                                     4,800            183,264
-----------------------------------------------------------------------------------------------------------------------------------
Blue Coat Systems, Inc. 1                                                                                 5,800            456,808
-----------------------------------------------------------------------------------------------------------------------------------
C-COR.net Corp. 1                                                                                        30,000            344,700
-----------------------------------------------------------------------------------------------------------------------------------
CommScope, Inc. 1                                                                                        27,700          1,391,648
-----------------------------------------------------------------------------------------------------------------------------------
Comtech Group, Inc. 1,2                                                                                   7,400            134,754
-----------------------------------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1                                                                       55,700          2,979,393
-----------------------------------------------------------------------------------------------------------------------------------
Ditech Networks, Inc. 1,2                                                                                14,500             76,415
-----------------------------------------------------------------------------------------------------------------------------------
Dycom Industries, Inc. 1,2                                                                               79,900          2,447,337
-----------------------------------------------------------------------------------------------------------------------------------
EMS Technologies, Inc. 1                                                                                 16,000            392,480
-----------------------------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc. 1,2                                                                               78,900            302,976
-----------------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                                                                                      11,400            423,966
-----------------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc. 1                                                                                 80,300          1,426,931
-----------------------------------------------------------------------------------------------------------------------------------
Harmonic, Inc. 1                                                                                         35,100            372,411
-----------------------------------------------------------------------------------------------------------------------------------
Infinera Corp. 1,2                                                                                       14,500            292,175
-----------------------------------------------------------------------------------------------------------------------------------
InterDigital, Inc. 1,2                                                                                   87,200          1,812,016
-----------------------------------------------------------------------------------------------------------------------------------
Ixia 1,2                                                                                                  3,700             32,264
-----------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 1,2                                                                     7,800            310,050
-----------------------------------------------------------------------------------------------------------------------------------
MasTec, Inc. 1                                                                                           23,900            336,273
-----------------------------------------------------------------------------------------------------------------------------------
Netgear, Inc. 1,2                                                                                        24,504            745,412
-----------------------------------------------------------------------------------------------------------------------------------
Network Equipment Technologies, Inc. 1,2                                                                 25,700            372,650
-----------------------------------------------------------------------------------------------------------------------------------
Performance Technologies, Inc. 1                                                                          4,500             22,545
-----------------------------------------------------------------------------------------------------------------------------------
Plantronics, Inc. 2                                                                                      53,600          1,530,280
-----------------------------------------------------------------------------------------------------------------------------------
ShoreTel, Inc. 1                                                                                         43,000            615,760
-----------------------------------------------------------------------------------------------------------------------------------
Starent Networks Corp. 1,2                                                                                7,290            153,892
-----------------------------------------------------------------------------------------------------------------------------------
Symmetricom, Inc. 1,2                                                                                     3,400             15,980
-----------------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc. 1,2                                                                                         17,100            527,193
                                                                                                                   ----------------
                                                                                                                        27,233,972
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.7%
Brocade Communications Systems, Inc. 1                                                                  131,200          1,123,072
-----------------------------------------------------------------------------------------------------------------------------------
Data Domain, Inc. 1                                                                                          50              1,548
-----------------------------------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1,2                                                                        81,366          2,185,491
-----------------------------------------------------------------------------------------------------------------------------------
Emulex Corp. 1,2                                                                                         99,300          1,903,581
-----------------------------------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1,2                                                                             200              4,920
-----------------------------------------------------------------------------------------------------------------------------------
Hypercom Corp. 1,2                                                                                       13,800             62,376
-----------------------------------------------------------------------------------------------------------------------------------


                 23 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Immersion Corp. 1,2                                                                                       6,200    $       101,556
-----------------------------------------------------------------------------------------------------------------------------------
Intevac, Inc. 1,2                                                                                        11,100            168,720
-----------------------------------------------------------------------------------------------------------------------------------
Iomega Corp. 1                                                                                           23,400            122,616
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                                                                     27,800          1,154,534
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                                              20,200          1,005,960
-----------------------------------------------------------------------------------------------------------------------------------
Netezza Corp. 1                                                                                           1,580             19,766
-----------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                                                                                38,000          1,022,580
-----------------------------------------------------------------------------------------------------------------------------------
Novatel Wireless, Inc. 1                                                                                 35,000            792,750
-----------------------------------------------------------------------------------------------------------------------------------
Palm, Inc. 1,2                                                                                           80,100          1,303,227
-----------------------------------------------------------------------------------------------------------------------------------
QLogic Corp. 1                                                                                           64,900            872,905
-----------------------------------------------------------------------------------------------------------------------------------
Rimage Corp. 1,2                                                                                          1,200             26,928
-----------------------------------------------------------------------------------------------------------------------------------
Stratasys, Inc. 1,2                                                                                      18,500            509,860
-----------------------------------------------------------------------------------------------------------------------------------
Synaptics, Inc. 1                                                                                        38,500          1,838,760
-----------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                                                  66,000          1,671,120
-----------------------------------------------------------------------------------------------------------------------------------
Xyratex Ltd. 1                                                                                            5,300            101,707
                                                                                                                   ----------------
                                                                                                                        15,993,977
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.1%
Acacia Research Corp. 1,2                                                                                27,500            403,700
-----------------------------------------------------------------------------------------------------------------------------------
Anixter International, Inc. 1                                                                             2,900            239,105
-----------------------------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                                                25,400          1,080,008
-----------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                                            41,700          1,662,162
-----------------------------------------------------------------------------------------------------------------------------------
AVX Corp.                                                                                                 1,700             27,370
-----------------------------------------------------------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1                                                                               44,400          1,171,716
-----------------------------------------------------------------------------------------------------------------------------------
Cognex Corp. 2                                                                                           13,400            237,984
-----------------------------------------------------------------------------------------------------------------------------------
CPI International, Inc. 1                                                                                 6,500            123,565
-----------------------------------------------------------------------------------------------------------------------------------
CTS Corp. 2                                                                                              23,200            299,280
-----------------------------------------------------------------------------------------------------------------------------------
Dolby Laboratories, Inc., Cl. A 1                                                                        17,705            616,488
-----------------------------------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1                                                                    10,400            249,184
-----------------------------------------------------------------------------------------------------------------------------------
Excel Technology, Inc. 1                                                                                  1,800             44,910
-----------------------------------------------------------------------------------------------------------------------------------
FARO Technologies, Inc. 1                                                                                12,710            561,147
-----------------------------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc. 1,2                                                                                    5,800            321,262
-----------------------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 1,2                                                                            41,244          1,064,508
-----------------------------------------------------------------------------------------------------------------------------------
Littlefuse, Inc. 1                                                                                       42,500          1,516,825
-----------------------------------------------------------------------------------------------------------------------------------
LoJack Corp. 1,2                                                                                         16,400            310,944
-----------------------------------------------------------------------------------------------------------------------------------
Measurement Specialties, Inc. 1                                                                           2,700             75,330
-----------------------------------------------------------------------------------------------------------------------------------
Methode Electronics, Inc., Cl. A                                                                         26,590            400,180
-----------------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                                                                      9,600            979,200
-----------------------------------------------------------------------------------------------------------------------------------
MTS Systems Corp. 2                                                                                      11,700            486,720
-----------------------------------------------------------------------------------------------------------------------------------
NAM TAI Electronics, Inc. 2                                                                               4,400             55,352
-----------------------------------------------------------------------------------------------------------------------------------
National Instruments Corp.                                                                                6,800            233,444
-----------------------------------------------------------------------------------------------------------------------------------
OYO Geospace Corp. 1,2                                                                                    1,800            166,878
-----------------------------------------------------------------------------------------------------------------------------------
Park Electrochemical Corp.                                                                               13,700            460,046
-----------------------------------------------------------------------------------------------------------------------------------
PC Connection, Inc. 1,2                                                                                  14,700            183,750
-----------------------------------------------------------------------------------------------------------------------------------


                 24 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1                                                                           38,100   $    2,675,001
-----------------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                                                                       187,140          396,737
-----------------------------------------------------------------------------------------------------------------------------------
Smart Modular Technologies, Inc. 1,2                                                                       23,700          169,455
-----------------------------------------------------------------------------------------------------------------------------------
SYNNEX Corp. 1,2                                                                                            3,100           63,736
-----------------------------------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                                                          34,200        1,372,104
-----------------------------------------------------------------------------------------------------------------------------------
Technitrol, Inc.                                                                                           32,426          873,881
-----------------------------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                                                            36,500        1,012,510
-----------------------------------------------------------------------------------------------------------------------------------
Zygo Corp. 1,2                                                                                              3,100           40,393
                                                                                                                    ---------------
                                                                                                                        19,574,875
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.2%
AsiaInfo Holdings, Inc. 1                                                                                  39,300          356,058
-----------------------------------------------------------------------------------------------------------------------------------
Bankrate, Inc. 1                                                                                           10,500          484,260
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc. 1                                                                                 33,400          462,924
-----------------------------------------------------------------------------------------------------------------------------------
CMGI, Inc. 1,2                                                                                            749,100        1,018,776
-----------------------------------------------------------------------------------------------------------------------------------
comScore, Inc. 1                                                                                            2,800           75,600
-----------------------------------------------------------------------------------------------------------------------------------
CyberSource Corp. 1                                                                                         6,200           72,478
-----------------------------------------------------------------------------------------------------------------------------------
DealerTrack Holdings, Inc. 1,2                                                                              8,700          364,356
-----------------------------------------------------------------------------------------------------------------------------------
Dice Holdings, Inc. 1                                                                                       9,500           97,660
-----------------------------------------------------------------------------------------------------------------------------------
Digital River, Inc. 1                                                                                      26,400        1,181,400
-----------------------------------------------------------------------------------------------------------------------------------
DivX, Inc. 1,2                                                                                              6,300           93,681
-----------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. 1,2                                                                                           2,400          212,856
-----------------------------------------------------------------------------------------------------------------------------------
Greenfield Online, Inc. 1,2                                                                                17,600          268,400
-----------------------------------------------------------------------------------------------------------------------------------
iBasis, Inc. 1,2                                                                                            6,000           64,500
-----------------------------------------------------------------------------------------------------------------------------------
Imergent, Inc. 2                                                                                           11,100          248,973
-----------------------------------------------------------------------------------------------------------------------------------
Internet Capital Group, Inc. 1                                                                                200            2,400
-----------------------------------------------------------------------------------------------------------------------------------
Interwoven, Inc. 1,2                                                                                       28,700          408,401
-----------------------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1,2                                                                         84,500        2,765,685
-----------------------------------------------------------------------------------------------------------------------------------
Keynote Systems, Inc. 1                                                                                     2,400           32,952
-----------------------------------------------------------------------------------------------------------------------------------
LoopNet, Inc. 1,2                                                                                          16,200          332,748
-----------------------------------------------------------------------------------------------------------------------------------
Omniture, Inc. 1                                                                                           20,280          614,890
-----------------------------------------------------------------------------------------------------------------------------------
Open Text Corp. 1,2                                                                                        61,600        1,599,752
-----------------------------------------------------------------------------------------------------------------------------------
Perficient, Inc. 1                                                                                          7,700          168,399
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corp. 1                                                                                                 55,600          503,180
-----------------------------------------------------------------------------------------------------------------------------------
SonicWALL, Inc. 1,2                                                                                        43,900          383,247
-----------------------------------------------------------------------------------------------------------------------------------
TechTarget, Inc. 1                                                                                          3,790           64,051
-----------------------------------------------------------------------------------------------------------------------------------
TheStreet.com, Inc. 2                                                                                      21,500          260,365
-----------------------------------------------------------------------------------------------------------------------------------
Travelzoo, Inc. 1                                                                                           5,100          117,045
-----------------------------------------------------------------------------------------------------------------------------------
United Online, Inc. 2                                                                                     185,300        2,781,353
-----------------------------------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1                                                                                         96,600        2,169,636
-----------------------------------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1                                                                                           53,100        1,791,594
-----------------------------------------------------------------------------------------------------------------------------------
Vignette Corp. 1                                                                                           26,400          529,848
-----------------------------------------------------------------------------------------------------------------------------------
Vocus, Inc. 1,2                                                                                             5,500          160,820
-----------------------------------------------------------------------------------------------------------------------------------


                 25 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
Websense, Inc. 1,2                                                                                         15,000   $      295,950
                                                                                                                    ---------------
                                                                                                                        19,984,238
-----------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.7%
Acxiom Corp.                                                                                               42,100          833,159
-----------------------------------------------------------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 1                                                                13,800          693,312
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                                                                               9,300          720,192
-----------------------------------------------------------------------------------------------------------------------------------
Authorize.Net Holdings, Inc. 1                                                                             29,700          523,611
-----------------------------------------------------------------------------------------------------------------------------------
BearingPoint, Inc. 1,2                                                                                     77,100          312,255
-----------------------------------------------------------------------------------------------------------------------------------
Broadridge Financial Solutions, Inc.                                                                       49,000          928,550
-----------------------------------------------------------------------------------------------------------------------------------
CACI International, Inc., Cl. A 1                                                                           7,400          378,066
-----------------------------------------------------------------------------------------------------------------------------------
Ceridian Corp. 1                                                                                            5,800          201,492
-----------------------------------------------------------------------------------------------------------------------------------
CIBER, Inc. 1,2                                                                                            45,500          355,355
-----------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                                                                  36,060        2,015,754
-----------------------------------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                                                          67,833        1,177,581
-----------------------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1,2                                                                        81,499        1,731,854
-----------------------------------------------------------------------------------------------------------------------------------
DST Systems, Inc. 1                                                                                         9,300          798,033
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                              20,000          436,800
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity National Information Services, Inc.                                                               22,800        1,011,636
-----------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc. 1                                                                                             16,300          829,018
-----------------------------------------------------------------------------------------------------------------------------------
Forrester Research, Inc. 1,2                                                                                9,000          212,130
-----------------------------------------------------------------------------------------------------------------------------------
Gartner, Inc., Cl. A 1                                                                                     21,400          523,444
-----------------------------------------------------------------------------------------------------------------------------------
Heartland Payment Systems, Inc. 2                                                                          36,600          940,620
-----------------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc. 1                                                                                  18,400          644,920
-----------------------------------------------------------------------------------------------------------------------------------
ManTech International Corp. 1                                                                              54,300        1,953,714
-----------------------------------------------------------------------------------------------------------------------------------
Maximus, Inc. 2                                                                                            19,900          867,242
-----------------------------------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                                                          86,600          965,590
-----------------------------------------------------------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                                                                         11,100          210,012
-----------------------------------------------------------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1                                                                               60,592        1,024,611
-----------------------------------------------------------------------------------------------------------------------------------
RightNow Technologies, Inc. 1,2                                                                             4,600           74,014
-----------------------------------------------------------------------------------------------------------------------------------
Safeguard Scientifics, Inc. 1,2                                                                            22,900           52,441
-----------------------------------------------------------------------------------------------------------------------------------
SAIC, Inc. 1                                                                                               39,400          756,086
-----------------------------------------------------------------------------------------------------------------------------------
Sapient Corp. 1                                                                                            78,100          524,051
-----------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1                                                                            9,300          261,144
-----------------------------------------------------------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1                                                                                  19,700          327,217
-----------------------------------------------------------------------------------------------------------------------------------
Syntel, Inc. 2                                                                                             31,800        1,322,244
-----------------------------------------------------------------------------------------------------------------------------------
TNS, Inc.                                                                                                     400            6,424
-----------------------------------------------------------------------------------------------------------------------------------
Total System Services, Inc. 2                                                                              22,600          627,828
-----------------------------------------------------------------------------------------------------------------------------------
Unisys Corp. 1                                                                                             23,971          158,688
-----------------------------------------------------------------------------------------------------------------------------------
Wright Express Corp. 1,2                                                                                    1,500           54,735
                                                                                                                    ---------------
                                                                                                                        24,453,823
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.0%
Actel Corp. 1                                                                                              15,300          164,169
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Analogic Technologies, Inc. 1,2                                                                    7,500           79,800
-----------------------------------------------------------------------------------------------------------------------------------


                 26 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1                                                                        110,800   $    1,673,080
-----------------------------------------------------------------------------------------------------------------------------------
AMIS Holdings, Inc. 1,2                                                                                   114,800        1,114,708
-----------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc. 1,2                                                                                156,900        1,807,488
-----------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                       40,500        1,464,480
-----------------------------------------------------------------------------------------------------------------------------------
Asyst Technologies, Inc. 1,2                                                                               24,100          127,489
-----------------------------------------------------------------------------------------------------------------------------------
Atheros Communications, Inc. 1,2                                                                           65,200        1,954,044
-----------------------------------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                                                             232,702        1,200,742
-----------------------------------------------------------------------------------------------------------------------------------
ATMI, Inc. 1,2                                                                                             59,800        1,779,050
-----------------------------------------------------------------------------------------------------------------------------------
AuthenTec, Inc. 1,2                                                                                        24,600          246,000
-----------------------------------------------------------------------------------------------------------------------------------
Axcelis Technologies, Inc. 1,2                                                                              2,900           14,819
-----------------------------------------------------------------------------------------------------------------------------------
Brooks Automation, Inc. 1,2                                                                               152,600        2,173,024
-----------------------------------------------------------------------------------------------------------------------------------
Cabot Microelectronics Corp. 1,2                                                                           35,800        1,530,450
-----------------------------------------------------------------------------------------------------------------------------------
Cohu, Inc.                                                                                                  9,800          183,750
-----------------------------------------------------------------------------------------------------------------------------------
Credence Systems Corp. 1,2                                                                                 71,100          219,699
-----------------------------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1,2                                                                                            66,500        2,552,935
-----------------------------------------------------------------------------------------------------------------------------------
DSP Group, Inc. 1                                                                                           5,800           91,814
-----------------------------------------------------------------------------------------------------------------------------------
EMCORE Corp. 1,2                                                                                           19,600          188,160
-----------------------------------------------------------------------------------------------------------------------------------
Entegris, Inc. 1                                                                                          156,400        1,357,552
-----------------------------------------------------------------------------------------------------------------------------------
Exar Corp. 1,2                                                                                             19,800          258,588
-----------------------------------------------------------------------------------------------------------------------------------
FEI Co. 1,2                                                                                                86,300        2,712,409
-----------------------------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. 1,2                                                                                10,005          441,721
-----------------------------------------------------------------------------------------------------------------------------------
Integrated Device Technology, Inc. 1                                                                       30,495          472,063
-----------------------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                                                      47,700        1,594,611
-----------------------------------------------------------------------------------------------------------------------------------
IXYS Corp. 1                                                                                                3,300           34,419
-----------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                                                           35,260        1,966,803
-----------------------------------------------------------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc. 1,2                                                                       43,700          370,576
-----------------------------------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                                                       32,700        1,741,602
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp. 2                                                                                  27,271          954,212
-----------------------------------------------------------------------------------------------------------------------------------
LTX Corp. 1,2                                                                                              47,500          169,575
-----------------------------------------------------------------------------------------------------------------------------------
Mattson Technology, Inc. 1                                                                                 27,900          241,335
-----------------------------------------------------------------------------------------------------------------------------------
Micrel, Inc.                                                                                              216,700        2,340,360
-----------------------------------------------------------------------------------------------------------------------------------
Microtune, Inc. 1,2                                                                                         8,700           52,374
-----------------------------------------------------------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A 1,2                                                                          9,900           78,210
-----------------------------------------------------------------------------------------------------------------------------------
MKS Instruments, Inc. 1,2                                                                                 106,600        2,027,532
-----------------------------------------------------------------------------------------------------------------------------------
Monolithic Power Systems, Inc. 1,2                                                                         19,250          488,950
-----------------------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                                               68,200        1,849,584
-----------------------------------------------------------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1,2                                                                            14,700          530,817
-----------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                                                                   54,600        1,488,396
-----------------------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                                                                                126,000        1,582,560
-----------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc. 1,2                                                                                      243,766        2,045,197
-----------------------------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc. 1,2                                                                                288,200        1,939,586
-----------------------------------------------------------------------------------------------------------------------------------
Rudolph Technologies, Inc. 1,2                                                                             12,700          175,641
-----------------------------------------------------------------------------------------------------------------------------------
Semtech Corp. 1                                                                                           108,900        2,230,272
-----------------------------------------------------------------------------------------------------------------------------------


                 27 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Sigma Designs, Inc. 1,2                                                                                    11,100   $      535,464
-----------------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                                                                               46,700        1,950,192
-----------------------------------------------------------------------------------------------------------------------------------
Silicon Storage Technology, Inc. 1,2                                                                       42,800          137,816
-----------------------------------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1,2                                                                         32,300          689,605
-----------------------------------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1,2                                                                              205,600        1,858,624
-----------------------------------------------------------------------------------------------------------------------------------
Standard Microsystems Corp. 1,2                                                                            13,900          534,038
-----------------------------------------------------------------------------------------------------------------------------------
Supertex, Inc. 1,2                                                                                          7,100          283,148
-----------------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc. 1                                                                                          101,700        1,403,460
-----------------------------------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc. 1                                                                               43,600        1,635,000
-----------------------------------------------------------------------------------------------------------------------------------
TriQuint Semiconductor, Inc. 1                                                                             19,200           94,272
-----------------------------------------------------------------------------------------------------------------------------------
Ultra Clean Holdings, Inc. 1                                                                                5,300           77,910
-----------------------------------------------------------------------------------------------------------------------------------
Ultratech, Inc. 1,2                                                                                         3,500           48,510
-----------------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                                                          28,650        1,533,348
-----------------------------------------------------------------------------------------------------------------------------------
Veeco Instruments, Inc. 1,2                                                                                 6,600          127,908
-----------------------------------------------------------------------------------------------------------------------------------
Verigy Ltd. 1                                                                                              85,900        2,122,589
-----------------------------------------------------------------------------------------------------------------------------------
Volterra Semiconductor Corp. 1,2                                                                            6,500           79,820
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                                               70,700        1,848,098
-----------------------------------------------------------------------------------------------------------------------------------
Zoran Corp. 1                                                                                              85,300        1,723,060
                                                                                                                    ---------------
                                                                                                                        64,393,508
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--5.5%
Activision, Inc. 1                                                                                         46,500        1,003,935
-----------------------------------------------------------------------------------------------------------------------------------
Actuate Corp. 1,2                                                                                          72,100          465,045
-----------------------------------------------------------------------------------------------------------------------------------
Advent Software, Inc. 1,2                                                                                  17,100          803,187
-----------------------------------------------------------------------------------------------------------------------------------
American Software, Inc. 2                                                                                   4,400           40,480
-----------------------------------------------------------------------------------------------------------------------------------
Ansoft Corp. 1,2                                                                                           12,800          422,144
-----------------------------------------------------------------------------------------------------------------------------------
Ansys, Inc. 1,2                                                                                            19,400          662,898
-----------------------------------------------------------------------------------------------------------------------------------
Applix, Inc. 1                                                                                              6,900          122,682
-----------------------------------------------------------------------------------------------------------------------------------
Aspen Technology, Inc. 1,2                                                                                157,000        2,248,240
-----------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                                                           41,500        2,073,755
-----------------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                                                       119,800        1,661,626
-----------------------------------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                                                            51,137        1,290,698
-----------------------------------------------------------------------------------------------------------------------------------
Blackboard, Inc. 1,2                                                                                       12,716          582,901
-----------------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                                       55,300        1,727,019
-----------------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                                                             55,900        1,240,421
-----------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. 1                                                                   39,200          987,056
-----------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                                                                     26,700        1,076,544
-----------------------------------------------------------------------------------------------------------------------------------
Cognos, Inc. 1                                                                                              7,800          323,934
-----------------------------------------------------------------------------------------------------------------------------------
Commvault Systems, Inc. 1                                                                                   4,500           83,340
-----------------------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                                         133,984        1,074,552
-----------------------------------------------------------------------------------------------------------------------------------
Concur Technologies, Inc. 1                                                                                32,500        1,024,400
-----------------------------------------------------------------------------------------------------------------------------------
Double-Take Software, Inc. 1                                                                                3,700           70,707
-----------------------------------------------------------------------------------------------------------------------------------
Epicor Software Corp. 1,2                                                                                  30,800          424,116
-----------------------------------------------------------------------------------------------------------------------------------
EPIQ Systems, Inc. 1,2                                                                                     31,200          587,184
-----------------------------------------------------------------------------------------------------------------------------------


                 28 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp. 2                                                                                         34,950   $    1,262,045
-----------------------------------------------------------------------------------------------------------------------------------
FalconStor Software, Inc. 1,2                                                                              36,300          437,415
-----------------------------------------------------------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                                                                            53,400        1,380,924
-----------------------------------------------------------------------------------------------------------------------------------
Informatica Corp. 1,2                                                                                      63,700        1,000,090
-----------------------------------------------------------------------------------------------------------------------------------
Interactive Intelligence, Inc. 1,2                                                                          8,700          165,300
-----------------------------------------------------------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1                                                                                    3,200           30,048
-----------------------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                                             15,800          478,740
-----------------------------------------------------------------------------------------------------------------------------------
JDA Software Group, Inc. 1                                                                                 16,400          338,824
-----------------------------------------------------------------------------------------------------------------------------------
Lawson Software, Inc. 1,2                                                                                 121,290        1,214,113
-----------------------------------------------------------------------------------------------------------------------------------
Magma Design Automation, Inc. 1,2                                                                          31,700          446,019
-----------------------------------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc. 1                                                                               26,900          737,329
-----------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                                             47,300        1,649,351
-----------------------------------------------------------------------------------------------------------------------------------
Mentor Graphics Corp. 1                                                                                    92,100        1,390,710
-----------------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                                     22,200        1,444,554
-----------------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                                                                             27,600        2,189,784
-----------------------------------------------------------------------------------------------------------------------------------
Moldflow Corp. 1                                                                                              400            7,704
-----------------------------------------------------------------------------------------------------------------------------------
NAVTEQ Corp. 1                                                                                              6,800          530,196
-----------------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                                             79,400          606,616
-----------------------------------------------------------------------------------------------------------------------------------
Nuance Communications, Inc. 1                                                                               8,100          156,411
-----------------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                                                              13,500          235,170
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Technologies Ltd. 1                                                                                 1,900           20,349
-----------------------------------------------------------------------------------------------------------------------------------
Progress Software Corp. 1,2                                                                                 4,600          139,380
-----------------------------------------------------------------------------------------------------------------------------------
PROS Holdings, Inc. 1                                                                                      34,500          416,415
-----------------------------------------------------------------------------------------------------------------------------------
Quality Systems, Inc. 2                                                                                        60            2,198
-----------------------------------------------------------------------------------------------------------------------------------
Quest Software, Inc. 1                                                                                     75,300        1,292,148
-----------------------------------------------------------------------------------------------------------------------------------
Radiant Systems, Inc. 1,2                                                                                  22,600          357,758
-----------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                                                                            44,700          888,189
-----------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                                                                     11,900          610,708
-----------------------------------------------------------------------------------------------------------------------------------
Secure Computing Corp. 1,2                                                                                 25,400          247,142
-----------------------------------------------------------------------------------------------------------------------------------
SPSS, Inc. 1,2                                                                                             26,200        1,077,868
-----------------------------------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                                                             38,200          883,566
-----------------------------------------------------------------------------------------------------------------------------------
Synchronoss Technologies, Inc. 1,2                                                                         26,900        1,131,414
-----------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                                           53,400        1,446,072
-----------------------------------------------------------------------------------------------------------------------------------
Taleo Corp., Cl. A 1                                                                                       18,100          459,921
-----------------------------------------------------------------------------------------------------------------------------------
The9 Ltd., ADR 1                                                                                           29,200        1,007,108
-----------------------------------------------------------------------------------------------------------------------------------
THQ, Inc. 1,2                                                                                              24,500          612,010
-----------------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                                                    372,800        2,754,992
-----------------------------------------------------------------------------------------------------------------------------------
Tyler Technologies, Inc. 1,2                                                                               27,100          361,785
-----------------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1,2                                                                     5,400          188,460
-----------------------------------------------------------------------------------------------------------------------------------
Vasco Data Security International, Inc. 1,2                                                                16,200          572,022
-----------------------------------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                                                 34,000          400,180
                                                                                                                    ---------------
                                                                                                                        50,567,892


                 29 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS--7.5%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.4%
American Vanguard Corp.                                                                                     1,800   $       35,136
-----------------------------------------------------------------------------------------------------------------------------------
Arch Chemicals, Inc.                                                                                       15,820          741,642
-----------------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                               7,500          451,575
-----------------------------------------------------------------------------------------------------------------------------------
Cabot Corp.                                                                                                18,700          664,411
-----------------------------------------------------------------------------------------------------------------------------------
Calgon Carbon Corp. 1,2                                                                                    37,800          527,688
-----------------------------------------------------------------------------------------------------------------------------------
Celanese Corp., Series A                                                                                   44,000        1,715,120
-----------------------------------------------------------------------------------------------------------------------------------
CF Industries Holdings, Inc.                                                                               35,700        2,709,987
-----------------------------------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                                                                        1,700          113,441
-----------------------------------------------------------------------------------------------------------------------------------
Ferro Corp. 2                                                                                              63,800        1,274,724
-----------------------------------------------------------------------------------------------------------------------------------
FMC Corp.                                                                                                   1,200           62,424
-----------------------------------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co. 2                                                                                        69,600        2,065,728
-----------------------------------------------------------------------------------------------------------------------------------
Hercules, Inc.                                                                                             87,900        1,847,658
-----------------------------------------------------------------------------------------------------------------------------------
ICO, Inc. 1                                                                                                15,500          218,240
-----------------------------------------------------------------------------------------------------------------------------------
Innophos Holdings, Inc. 2                                                                                  14,600          222,504
-----------------------------------------------------------------------------------------------------------------------------------
Innospec, Inc.                                                                                             15,400          350,812
-----------------------------------------------------------------------------------------------------------------------------------
Koppers Holdings, Inc.                                                                                     14,300          552,123
-----------------------------------------------------------------------------------------------------------------------------------
Landec Corp. 1,2                                                                                           15,000          231,900
-----------------------------------------------------------------------------------------------------------------------------------
LSB Industries, Inc. 1,2                                                                                    6,800          160,820
-----------------------------------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                                                       11,000          715,660
-----------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                                      36,900        1,710,315
-----------------------------------------------------------------------------------------------------------------------------------
Minerals Technologies, Inc. 2                                                                              13,507          904,969
-----------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co.                                                                                          25,100          744,215
-----------------------------------------------------------------------------------------------------------------------------------
NewMarket Corp. 2                                                                                           2,400          118,512
-----------------------------------------------------------------------------------------------------------------------------------
Olin Corp. 2                                                                                               86,000        1,924,680
-----------------------------------------------------------------------------------------------------------------------------------
OM Group, Inc. 1                                                                                           21,600        1,140,696
-----------------------------------------------------------------------------------------------------------------------------------
Penford Corp. 2                                                                                             1,500           56,550
-----------------------------------------------------------------------------------------------------------------------------------
PolyOne Corp. 1                                                                                            27,100          202,437
-----------------------------------------------------------------------------------------------------------------------------------
Rockwood Holdings, Inc. 1                                                                                  38,800        1,390,204
-----------------------------------------------------------------------------------------------------------------------------------
Schulman (A.), Inc. 2                                                                                      11,100          219,003
-----------------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A                                                                         8,900          380,475
-----------------------------------------------------------------------------------------------------------------------------------
Sensient Technologies Corp. 2                                                                              90,700        2,618,509
-----------------------------------------------------------------------------------------------------------------------------------
Spartech Corp.                                                                                             62,400        1,064,544
-----------------------------------------------------------------------------------------------------------------------------------
Stepan Co. 2                                                                                                5,200          160,732
-----------------------------------------------------------------------------------------------------------------------------------
Terra Industries, Inc. 1,2                                                                                 53,700        1,678,662
-----------------------------------------------------------------------------------------------------------------------------------
Tronox, Inc., Cl. A 2                                                                                      20,600          191,580
-----------------------------------------------------------------------------------------------------------------------------------
Tronox, Inc., Cl. B                                                                                         1,700           15,351
-----------------------------------------------------------------------------------------------------------------------------------
Valhi, Inc. 2                                                                                              11,300          268,375
-----------------------------------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                                                                       86,000        2,309,960
                                                                                                                    ---------------
                                                                                                                        31,761,362
-----------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
U.S. Concrete, Inc. 1,2                                                                                       500            3,295
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.0%
AEP Industries, Inc. 1                                                                                      5,300          224,402
-----------------------------------------------------------------------------------------------------------------------------------
AptarGroup, Inc.                                                                                           13,580          514,275
-----------------------------------------------------------------------------------------------------------------------------------


                 30 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                                                                   24,700    $       562,172
-----------------------------------------------------------------------------------------------------------------------------------
Graphic Packaging Corp. 1,2                                                                              10,100             45,652
-----------------------------------------------------------------------------------------------------------------------------------
Myers Industries, Inc.                                                                                   21,200            420,184
-----------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                                                                   29,100          1,206,195
-----------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America                                                                               47,100          1,369,197
-----------------------------------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                                                           28,000            802,480
-----------------------------------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A                                                                                     82,400          2,381,360
-----------------------------------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                                                    19,046          1,023,723
-----------------------------------------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                                                      10,820            326,548
                                                                                                                   ----------------
                                                                                                                         8,876,188
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.9%
A. M. Castle & Co. 2                                                                                      3,700            120,620
-----------------------------------------------------------------------------------------------------------------------------------
AK Steel Holding Corp. 1,2                                                                               25,600          1,125,120
-----------------------------------------------------------------------------------------------------------------------------------
Amerigo Resources Ltd.                                                                                  118,700            306,700
-----------------------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                                                                7,800          1,014,078
-----------------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co. 1,2                                                                                 51,700          2,722,005
-----------------------------------------------------------------------------------------------------------------------------------
Claymont Steel Holdings, Inc. 1,2                                                                         1,200             24,300
-----------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc. 2                                                                                  9,100            800,527
-----------------------------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                                                                     55,500          1,889,220
-----------------------------------------------------------------------------------------------------------------------------------
Farallon Resources Ltd. 1                                                                               156,700             99,252
-----------------------------------------------------------------------------------------------------------------------------------
Haynes International, Inc. 1,2                                                                            9,700            828,089
-----------------------------------------------------------------------------------------------------------------------------------
Hecla Mining Co. 1,2                                                                                    258,100          2,309,995
-----------------------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                                                       900             29,923
-----------------------------------------------------------------------------------------------------------------------------------
Metal Management, Inc.                                                                                   54,500          2,953,900
-----------------------------------------------------------------------------------------------------------------------------------
Quanex Corp. 2                                                                                           52,223          2,453,437
-----------------------------------------------------------------------------------------------------------------------------------
Redcorp Ventures Ltd. 1,3                                                                               666,400            194,295
-----------------------------------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 2                                                                       45,500          3,334,695
-----------------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                                                                     34,100          1,592,470
-----------------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.                                                                                16,900          1,790,386
-----------------------------------------------------------------------------------------------------------------------------------
Universal Stainless & Alloy Products, Inc. 1,2                                                            3,900            155,181
-----------------------------------------------------------------------------------------------------------------------------------
Wheeling-Pittsburgh Corp. 1                                                                               1,100             21,230
-----------------------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc. 2                                                                          111,200          2,619,872
                                                                                                                   ----------------
                                                                                                                        26,385,295
-----------------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Bowater, Inc. 2                                                                                          51,100            762,412
-----------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc. 1,2                                                                           35,400            535,956
-----------------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc. 1,2                                                                            7,800             73,710
-----------------------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc. 2                                                                                      5,000            165,450
-----------------------------------------------------------------------------------------------------------------------------------
Schweitzer-Mauduit International, Inc. 2                                                                 10,900            253,970
-----------------------------------------------------------------------------------------------------------------------------------
Wausau Paper Corp. 2                                                                                      7,100             79,165
                                                                                                                   ----------------
                                                                                                                         1,870,663
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.1%
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.7%
Alaska Communications Systems Group, Inc. 2                                                              33,400            482,630
-----------------------------------------------------------------------------------------------------------------------------------


                 31 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Tele-Network, Inc.                                                                               8,900    $       323,515
-----------------------------------------------------------------------------------------------------------------------------------
Cbeyond, Inc. 1,2                                                                                        51,800          2,112,922
-----------------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                                         27,900          1,289,538
-----------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                                                                                 521,800          2,577,692
-----------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                              62,391            893,439
-----------------------------------------------------------------------------------------------------------------------------------
Cogent Communications Group, Inc. 1,2                                                                    68,200          1,591,788
-----------------------------------------------------------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc.                                                               17,270            338,665
-----------------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                             27,000          1,501,200
-----------------------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc.                                                                            3,000             56,580
-----------------------------------------------------------------------------------------------------------------------------------
General Communication, Inc., Cl. A 1,2                                                                   16,200            196,668
-----------------------------------------------------------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc. 2                                                                 24,700            490,295
-----------------------------------------------------------------------------------------------------------------------------------
North Pittsburgh Systems, Inc.                                                                            1,500             35,640
-----------------------------------------------------------------------------------------------------------------------------------
NTELOS Holdings Corp.                                                                                    26,200            771,852
-----------------------------------------------------------------------------------------------------------------------------------
PAETEC Holding Corp. 1                                                                                   15,200            189,544
-----------------------------------------------------------------------------------------------------------------------------------
Premiere Global Services, Inc. 1,2                                                                      129,200          1,634,380
-----------------------------------------------------------------------------------------------------------------------------------
SureWest Communications 2                                                                                 2,300             57,523
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., Cl. A 1                                                                        4,700            103,259
-----------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                                         26,500            374,180
                                                                                                                   ----------------
                                                                                                                        15,021,310
-----------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cellcom Israel Ltd.                                                                                      14,350            348,992
-----------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp. 1                                                                        37,700            381,524
-----------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 1,2                                                                   40,500            517,995
-----------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., Cl. A 1                                                                             5,700            247,950
-----------------------------------------------------------------------------------------------------------------------------------
Syniverse Holdings, Inc. 1                                                                               20,300            322,770
-----------------------------------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                                                                           26,600          1,775,550
-----------------------------------------------------------------------------------------------------------------------------------
United States Cellular Corp. 1                                                                              430             42,226
-----------------------------------------------------------------------------------------------------------------------------------
USA Mobility, Inc. 2                                                                                     19,000            320,530
                                                                                                                   ----------------
                                                                                                                         3,957,537
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES--2.5%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.8%
Central Vermont Public Service Corp. 2                                                                    4,100            149,814
-----------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co. 1,2                                                                                 86,000          1,989,180
-----------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities Co.                                                                                  15,800            451,406
-----------------------------------------------------------------------------------------------------------------------------------
Otter Tail Corp. 2                                                                                       20,700            737,955
-----------------------------------------------------------------------------------------------------------------------------------
Portland General Electric Co.                                                                            18,940            526,532
-----------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                                   23,300            596,480
-----------------------------------------------------------------------------------------------------------------------------------
UniSource Energy Corp.                                                                                   60,400          1,805,356
-----------------------------------------------------------------------------------------------------------------------------------
Westar Energy, Inc.                                                                                      20,570            505,199
                                                                                                                   ----------------
                                                                                                                         6,761,922
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.2%
Canadian Hydro Developers, Inc. 1                                                                        14,000             87,267
-----------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. 1,2                                                                                     32,400          1,370,196
                                                                                                                   ----------------
                                                                                                                         1,457,463


                 32 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--1.1%
Atmos Energy Corp.                                                                                       23,600    $       668,352
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Resources Corp. 2                                                                             39,990          1,983,104
-----------------------------------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co. 2                                                                              42,700          1,951,390
-----------------------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                                              23,000          1,090,200
-----------------------------------------------------------------------------------------------------------------------------------
SEMCO Energy, Inc. 1,2                                                                                    3,000             23,670
-----------------------------------------------------------------------------------------------------------------------------------
South Jersey Industries, Inc. 2                                                                          14,600            508,080
-----------------------------------------------------------------------------------------------------------------------------------
Southwest Gas Corp.                                                                                      36,800          1,041,072
-----------------------------------------------------------------------------------------------------------------------------------
UGI Corp.                                                                                                22,200            576,756
-----------------------------------------------------------------------------------------------------------------------------------
WGL Holdings, Inc.                                                                                       73,400          2,487,526
                                                                                                                   ----------------
                                                                                                                        10,330,150
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.4%
Avista Corp.                                                                                             51,888          1,055,921
-----------------------------------------------------------------------------------------------------------------------------------
Black Hills Corp. 2                                                                                      29,300          1,201,886
-----------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.                                                                                 18,800            301,364
-----------------------------------------------------------------------------------------------------------------------------------
DTE Energy Co. 2                                                                                          4,000            193,760
-----------------------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                                        10,300            278,615
-----------------------------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                                            4,000             76,560
-----------------------------------------------------------------------------------------------------------------------------------
Vectren Corp.                                                                                            21,200            578,537
                                                                                                                   ----------------
                                                                                                                         3,686,643
                                                                                                                   ----------------
Total Common Stocks (Cost $841,351,658)                                                                                915,305,346

                                                                                                          UNITS
-----------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Redcorp Ventures Ltd. Wts., Exp. 7/5/09 1,3 (Cost $0)                                                   333,200             26,799

                                                                                                         SHARES
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37%  5,6
(Cost $4,828,539)                                                                                     4,828,539          4,828,539
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (EXCLUDING INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED) (COST $846,180,197)                                                                 920,160,684
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                        PRINCIPAL
                                                                                                           AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--24.0% 7
-----------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--0.6%
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE1, Cl. A1, 5.19%,
10/25/07                                                                                            $     208,511          208,511
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Series 2006-2, Cl. 2A1, 5.20%,
10/25/07                                                                                                  410,591          410,591
-----------------------------------------------------------------------------------------------------------------------------------
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 5.22%, 10/25/07                                          869,446          869,446
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Series 2006 BC1, Cl. A2A,
5.21%, 10/25/07                                                                                         1,062,085        1,062,085
-----------------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Series 2005-11, Cl. A4, 5.22%,
10/25/07                                                                                                  473,663          473,663
-----------------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 5.74%, 12/17/07                                                            2,250,000        2,250,000
                                                                                                                    ---------------
                                                                                                                         5,274,296


                 33 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        PRINCIPAL
                                                                                                           AMOUNT            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BANK FLOATING RATE NOTE--0.6%
Wachovia Bank NA, 4.86%, 10/1/07                                                                    $   6,000,000   $    6,000,000
-----------------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--9.5%
Undivided interest of 8.69% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,425,000)
with Bank of America NA, 5.10%, dated 9/28/07, to be repurchased at
$86,930,544 on 10/1/07, collateralized by U.S. Agency Mortgages, 5%-
5.50%, 5/1/33-6/1/35, with a value of $1,020,000,000                                                   86,893,614       86,893,614
-----------------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--12.9%
American Express Credit Corp., 5.76%, 10/15/07                                                          4,000,000        4,000,000
-----------------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 5.36%, 10/9/07                                                          6,501,825        6,501,825
-----------------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 5.73%, 12/10/07                                                           6,504,661        6,504,661
-----------------------------------------------------------------------------------------------------------------------------------
ANZ National (Int'l) Ltd., 4.87%, 10/1/07                                                               7,996,852        7,996,852
-----------------------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc., 4.87%, 10/1/07                                                                      2,999,784        2,999,784
-----------------------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc., 4.89%, 10/1/07                                                                      4,997,310        4,997,310
-----------------------------------------------------------------------------------------------------------------------------------
Caixa Catal, 5.75%, 12/7/07                                                                             8,000,000        8,000,000
-----------------------------------------------------------------------------------------------------------------------------------
CAM US Finance SA Unipersonal, 5.41%, 11/1/07                                                           6,000,000        6,000,000
-----------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.87%, 10/1/07                                                                            3,000,000        3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.87%, 10/1/07                                                                            1,000,000        1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.89%, 10/1/07                                                                            4,497,584        4,497,584
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup Funding, Inc., 4.86%, 10/1/07                                                                 5,000,000        5,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Dorada Finance, Inc., 4.87%, 10/1/07                                                                    7,500,000        7,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.41%, 10/1/07                                                               7,000,000        7,000,000
-----------------------------------------------------------------------------------------------------------------------------------
HSBC FInance Corp., 5.81%, 10/9/07                                                                      2,000,000        2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 4.87%, 10/1/07                                                                            5,996,854        5,996,854
-----------------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 4.89%, 10/1/07                                                                            2,999,622        2,999,622
-----------------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 4.87%, 10/1/07                                                                       3,000,254        3,000,254
-----------------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 4.87%, 10/1/07                                                                 2,500,000        2,500,000
-----------------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 4.87%, 10/1/07                                                                 4,000,000        4,000,000
-----------------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 5.14%, 10/30/07                                                                2,000,000        2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding, 5.13%, 10/22/07                                                       7,250,000        7,250,000
-----------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Fund I, 5.69%, 12/17/07                                                               7,005,880        7,005,880
-----------------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 4.87%, 10/1/07                                                                     3,000,000        3,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 4.88%, 10/1/07                                                                     3,499,651        3,499,651
                                                                                                                    ---------------
                                                                                                                       118,250,277
-----------------------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--0.4%
Natexis Banques Populaires NY, 4.87%, 10/1/07                                                           2,000,000        2,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 4.89%, 10/1/07                                                           1,999,903        1,999,903
                                                                                                                    ---------------
                                                                                                                         3,999,903

                                                                                                                    ---------------
Total Investments Purchased with Cash Collateral from Securities Loaned (Cost $220,418,090)                            220,418,090
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,066,598,287)                                                           124.2%   1,140,578,774
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                       (24.2)    (222,259,474)

                                                                                                    -------------------------------
NET ASSETS                                                                                                  100.0%  $  918,319,300
                                                                                                    ===============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.


                 34 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $509,989 or 0.06% of the Fund's net assets as of September 30, 2007.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2007 was $29,338, which represents 0.00% of the Fund's net assets, all of which is considered restricted. See accompanying Notes.

5. Rate shown is the 7-day yield as of September 30, 2007.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                SHARES         GROSS          GROSS               SHARES
                                                     DECEMBER 31, 2006     ADDITIONS     REDUCTIONS   SEPTEMBER 30, 2007
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E           7,142,041   197,432,936    199,746,438            4,828,539

                                                                                                                DIVIDEND
                                                                                              VALUE               INCOME
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                      $ 4,828,539   $          285,475

7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ (R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                 35 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                    ACQUISITION                 VALUATION AS OF     UNREALIZED
SECURITY                   DATE       COST   SEPTEMBER 30, 2007   DEPRECIATION
-------------------------------------------------------------------------------
Tusk Energy Corp.      11/15/04   $ 38,148   $           29,338   $      8,810

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2007, the Fund had on loan securities valued at $213,890,864, which are included in the Statement of Assets and Liabilities in the annual and semiannual reports as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $220,418,090 was received for the loans, all of which was received in cash and subsequently invested in approved investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or


                 36 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

Oppenheimer Main Street Small Cap Fund/VA

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                            $      1,069,754,373
                                                          =====================

Gross unrealized appreciation                             $        108,630,716
Gross unrealized depreciation                                      (37,806,315)
                                                          ---------------------
Net unrealized appreciation                               $         70,824,401
                                                          =====================


                 37 | OPPENHEIMER MAIN STREET SMALL CAP FUND/VA



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Variable Account Funds

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007